As filed with the Securities and Exchange Commission on April 27, 2011

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 193	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 253	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 193 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on Form N-1A (File No. 33-12113) (the “Amendment”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to register Class A, Class C, and Class D shares of the PIMCO Convertible Fund, an existing series of the Registrant. This Amendment does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares not included herein.

Share Classes :	Institutional	M	P	Administrative	D
July 31, 2010 (as revised April 27, 2011)

PIMCO Funds Prospectus

Bond Funds	Inst	M	P	Admin	D
PIMCO California Intermediate Municipal Bond Fund	PCIMX	—	PCIPX	PCMMX	PCIDX
PIMCO California Short Duration Municipal Income Fund	PCDIX	—	PCDPX	—	PCDDX
PIMCO Convertible Fund	PFCIX	—	PCVPX	PFCAX	PCVDX
PIMCO Developing Local Markets Fund	PLMIX	—	PLMPX	PDEVX	PLMDX
PIMCO Diversified Income Fund	PDIIX	—	PDVPX	PDAAX	PDVDX
PIMCO Emerging Local Bond Fund	PELBX	—	PELPX	PEBLX	PLBDX
PIMCO Emerging Markets Bond Fund	PEBIX	—	PEMPX	PEBAX	PEMDX
PIMCO Emerging Markets and Infrastructure Bond Fund	PEMIX	—	PMIPX	—	—
PIMCO Extended Duration Fund	PEDIX	—	PEDPX	PEDAX	—
PIMCO Floating Income Fund	PFIIX	—	PFTPX	PFTAX	PFIDX
PIMCO Foreign Bond Fund (Unhedged)	PFUIX	—	PFUPX	PFUUX	PFBDX
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PFORX	—	PFBPX	PFRAX	PFODX
PIMCO Global Advantage Strategy Bond Fund	PSAIX	—	PGBPX	PGADX	PGSDX
PIMCO Global Bond Fund (Unhedged)	PIGLX	—	PGOPX	PADMX	PGBDX
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PGBIX	—	PGNPX	PGDAX	—
PIMCO GNMA Fund	PDMIX	—	PPGNX	—	PGNDX
PIMCO Government Money Market Fund	—	PGFXX	PGPXX	PGMXX	PGDXX
PIMCO High Yield Fund	PHIYX	—	PHLPX	PHYAX	PHYDX
PIMCO High Yield Municipal Bond Fund	PHMIX	—	PYMPX	—	PYMDX
PIMCO Income Fund	PIMIX	—	PONPX	PIINX	PONDX
PIMCO Investment Grade Corporate Bond Fund	PIGIX	—	PBDPX	PGCAX	PBDDX
PIMCO Long Duration Total Return Fund	PLRIX	—	PLRPX	—	—
PIMCO Long-Term Credit Fund	PTCIX	—	—	—	—
PIMCO Long-Term U.S. Government Fund	PGOVX	—	PLTPX	PLGBX	—
PIMCO Low Duration Fund	PTLDX	—	PLDPX	PLDAX	PLDDX
PIMCO Low Duration Fund II	PLDTX	—	PDRPX	PDFAX	—
PIMCO Low Duration Fund III	PLDIX	—	PLUPX	PDRAX	—
PIMCO Moderate Duration Fund	PMDRX	—	PMOPX	—	—
PIMCO Money Market Fund	PMIXX	—	PMFXX	PMAXX	—
PIMCO Mortgage-Backed Securities Fund	PTRIX	—	PMRPX	PMTAX	PTMDX
PIMCO Municipal Bond Fund	PFMIX	—	PMUPX	PMNAX	PMBDX
PIMCO MuniGO Fund	PMGOX	—	PMPOX	—	APNDX
PIMCO New York Municipal Bond Fund	PNYIX	—	PNYPX	—	PNYDX
PIMCO Real Return Fund	PRRIX	—	PRLPX	PARRX	PRRDX
PIMCO Short Duration Municipal Income Fund	PSDIX	—	PSDPX	PSDMX	PSDDX
PIMCO Short-Term Fund	PTSHX	—	PTSPX	PSFAX	PSHDX
PIMCO Total Return Fund	PTTRX	—	PTTPX	PTRAX	PTTDX
PIMCO Total Return Fund II	PMBIX	—	PMTPX	PRADX	—
PIMCO Total Return Fund III	PTSAX	—	PRAPX	PRFAX	—
PIMCO Treasury Money Market Fund	—	PFMXX	PTPXX	PTAXX	PTDXX
PIMCO Unconstrained Bond Fund	PFIUX	—	PUCPX	—	PUBDX
PIMCO Unconstrained Tax Managed Bond Fund	PUTIX	—	PUTPX	—	ATMDX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PIMCO California Intermediate Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.445%	0.545%	0.445%	0.525%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.445%	0.545%	0.695%	0.775%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$46	$143	$249	$561
Class P	$56	$175	$305	$683
Administrative Class	$71	$222	$387	$865
Class D	$79	$248	$431	$960

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

1

PIMCO California Intermediate Municipal Bond Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (January 31, 2000), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Administrative Class of the Fund is not operational as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are

2

Prospectus

exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 4.05%. For the periods shown in the bar chart, the highest quarterly return was 7.72% in the third quarter of 2009, and the lowest quarterly return was -4.66% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.06%	2.50%	4.13%
Institutional Class Return After Taxes on Distributions(1)	13.92%	2.42%	3.72%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.62%	2.66%	3.82%
P Class Return Before Taxes	13.94%	2.40%	4.04%
D Class Return Before Taxes	13.68%	2.14%	3.75%
Barclays Capital California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.18%	4.19%	5.35%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	9.76%	3.04%	4.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

3

PIMCO California Short Duration Municipal Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$34	$106	$185	$418
Class P	$44	$138	$241	$542
Administrative Class	$59	$186	$324	$726
Class D	$75	$233	$406	$906

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated Caa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

4

Prospectus

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. Lipper California Short/Intermediate Municipal Debt Fund Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

5

PIMCO California Short Duration Municipal Income Fund

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 0.97%. For the periods shown in the bar chart, the highest quarterly return was 1.99% in the third quarter of 2009, and the lowest quarterly return was 0.14% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Institutional Class Return Before Taxes	4.33%	3.46%
Institutional Class Return After Taxes on Distributions(1)	4.29%	3.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.58%	3.33%
P Class Return Before Taxes	4.23%	3.35%
D Class Return Before Taxes	3.92%	3.04%
Barclays Capital California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.71%	4.00%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	8.08%	3.03%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since August 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

6

PIMCO Convertible Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.65%	0.75%	0.65%	0.80%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.65%	0.75%	0.90%	1.05%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$208	$362	$810
Class P	$77	$240	$417	$930
Administrative Class	$92	$287	$498	$1,108
Class D	$107	$334	$579	$1,283

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include “synthetic” convertible securities. Synthetic convertible securities, which may be created by a third party or PIMCO Investment Management Company LLC (“PIMCO”), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

7

PIMCO Convertible Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers

8

Prospectus

and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (August 1, 2000) and periods when Class D shares of the Fund were not operational (including February 1, 2003 through December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Class P of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 20.81% in the third quarter of 2009, and the lowest quarterly return was -20.37% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	45.02%	3.02%	2.80%
Institutional Class Return After Taxes on Distributions(1)	44.62%	2.24%	1.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	29.72%	2.18%	1.60%
Administrative Class Return Before Taxes	44.73%	2.76%	2.53%
Class D Return Before Taxes	44.45%	2.61%	2.39%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)	49.13%	2.69%	2.27%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)	41.14%	2.53%	3.33%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jonathan L. Horne. Mr. Horne is a Senior Vice President of PIMCO and he has managed the Fund since March 2010.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

9

PIMCO Developing Local Markets Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.85%	0.95%	0.85%	1.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.85%	0.95%	1.10%	1.25%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$271	$471	$1,049
Class P	$97	$303	$525	$1,166
Administrative Class	$112	$350	$606	$1,340
Class D	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

10

Prospectus

The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares.

11

PIMCO Developing Local Markets Fund

For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2006), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is -1.67%. For the periods shown in the bar chart, the highest quarterly return was 15.85% in the second quarter of 2009, and the lowest quarterly return was -11.75% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (5/31/05)
Institutional Class Return Before Taxes	21.61%	7.19%
Institutional Class Return After Taxes on Distributions(1)	20.49%	4.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	13.97%	4.81%
P Class Return Before Taxes	21.49%	7.09%
Administrative Class Return Before Taxes	21.28%	6.92%
D Class Return Before Taxes	21.12%	6.75%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	11.69%	8.63%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	7.20%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO and he has managed the Fund since May 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

12

PIMCO Diversified Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.75%	0.85%	0.75%	0.90%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.76%	0.86%	1.01%	1.16%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.75%, 0.85%, 1.00% and 1.15% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$243	$422	$942
Class P	$88	$274	$477	$1,061
Administrative Class	$103	$322	$558	$1,236
Class D	$118	$368	$638	$1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 259% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

13

PIMCO Diversified Income Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Barclays Capital Global Credit Hedged USD Index. The Fund’s secondary benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate—Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Barclays Capital Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (October 29, 2004), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based

14

Prospectus

measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 6.37%. For the periods shown in the bar chart, the highest quarterly return was 12.97% in the second quarter of 2009, and the lowest quarterly return was -6.46% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (7/31/03)
Institutional Class Return Before Taxes	31.57%	6.20%	7.82%
Institutional Class Return After Taxes on Distributions(1)	28.60%	3.75%	5.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	20.28%	3.85%	5.31%
P Class Return Before Taxes	31.44%	6.09%	7.71%
Administrative Class Return Before Taxes	31.25%	5.94%	7.55%
D Class Return Before Taxes	31.05%	5.78%	7.37%
Barclays Capital Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	18.39%	4.71%	5.33%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	30.18%	6.19%	7.44%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	28.51%	4.66%	6.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne. Mr. Mewbourne is a Managing Director of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

15

PIMCO Emerging Local Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.90%	1.00%	0.90%	1.10%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.90%	1.00%	1.15%	1.35%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$92	$287	$498	$1,108
Class P	$102	$318	$552	$1,225
Administrative Class	$117	$365	$633	$1,398
Class D	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limit in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of June 30, 2010 was 4.37 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement

16

Prospectus

of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year

17

PIMCO Emerging Local Bond Fund

to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of the Class P shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class D shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 4.04%. For the periods shown in the bar chart, the highest quarterly return was 17.65% in the second quarter of 2009, and the lowest quarterly return was -6.70% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (12/29/06)
Institutional Class Return Before Taxes	29.23%	9.01%
Institutional Class Return After Taxes on Distributions(1)	26.83%	5.88%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	18.88%	5.78%
P Class Return Before Taxes	29.15%	8.92%
Administrative Class Return Before Taxes	28.93%	8.74%
D Class Return Before Taxes	28.71%	8.56%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	21.98%	10.94%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	5.37%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO and he has managed the Fund since December 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

18

PIMCO Emerging Markets Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.83%	0.93%	0.83%	1.00%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.84%	0.94%	1.09%	1.26%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.83%, 0.93%, 1.08% and 1.25% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$86	$268	$466	$1,037
Class P	$96	$300	$520	$1,155
Administrative Class	$111	$347	$601	$1,329
Class D	$128	$400	$692	$1,523

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a

19

PIMCO Emerging Markets Bond Fund

when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year

20

Prospectus

to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (March 31, 2000), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 6.49%. For the periods shown in the bar chart, the highest quarterly return was 17.02% in the fourth quarter of 2002, and the lowest quarterly return was -7.38% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	30.55%	7.78%	13.62%
Institutional Class Return After Taxes on Distributions(1)	27.44%	4.87%	9.51%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	19.61%	5.00%	9.31%
P Class Return Before Taxes	30.42%	7.67%	13.50%
Administrative Class Return Before Taxes	30.22%	7.51%	13.33%
D Class Return Before Taxes	30.02%	7.35%	13.18%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)	28.18%	8.10%	10.52%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	7.23%	11.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Ramin Toloui. Mr. Toloui is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

21

PIMCO Emerging Markets and Infrastructure Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	1.25%	1.35%	1.25%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Total Annual Fund Operating Expenses	1.25%	1.35%	1.50%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$127	$397	$686	$1,511
Class P	$137	$428	$739	$1,624
Administrative Class	$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of Fixed Income Instruments that are economically tied to emerging market countries and Fixed Income Instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Infrastructure entities are involved in the construction, operation, ownership or maintenance of physical structures, networks and other infrastructure assets that provide public services. Examples of infrastructure projects and assets include (i) transportation, such as roads, bridges, tunnels, railroads, mass transit systems, airports and seaports, (ii) public or private utilities, such as power generation facilities and transmission and distribution lines, water distribution facilities and sewage treatment plants, (iii) communication networks, such as broadcast, wireless and cable networks and transmission equipment, (iv) other public service assets, such as educational facilities, hospitals, stadiums and correctional facilities, (v) housing owned or subsidized by a government or agency, and (vi) developmental organizations or agencies focused on infrastructure development. The Fund may invest directly in physical infrastructure assets. The average portfolio duration of the Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and, under normal market conditions, is not expected to exceed ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below Ba by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in

22

Prospectus

mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Infrastructure Risk: the risk that to the extent a Fund invests in infrastructure entities, projects and assets, the Fund may be sensitive to adverse economic, regulatory, political or other developments. Infrastructure entities may be subject to a variety of events that adversely affect their business or operations, including service interruption due to environmental damage, operational issues, access to and the cost of obtaining capital, and regulation by various governmental authorities

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

                     The Fund’s benchmark index is the JPMorgan Corporate
                     Emerging Markets Bond Index Diversified (CEMBI). The
index is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by

23

PIMCO Emerging Markets and Infrastructure Bond Fund

only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Brigitte Posch. Ms. Posch is an Executive Vice President of PIMCO and she has managed the Fund since July 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

24

PIMCO Extended Duration Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 615% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Citigroup Strips Index, 20+ Year Sub-Index, which as of June 30, 2010 was 27.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

25

PIMCO Extended Duration Fund

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. Lipper Corporate Debt Funds BBB-Rated Fund Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

26

Prospectus

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 24.70%. For the periods shown in the bar chart, the highest quarterly return was 43.08% in the fourth quarter of 2008, and the lowest quarterly return was -13.93% in the first quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Institutional Class Return Before Taxes	-28.19%	6.12%
Institutional Class Return After Taxes on Distributions(1)	-35.21%	1.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	-17.58%	2.83%
P Class Return Before Taxes	-28.25%	6.02%
Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)	-36.32%	4.71%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	21.35%	4.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

27

PIMCO Floating Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current yield consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.95%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$56	$176	$307	$689
Class P	$66	$208	$362	$810
Administrative Class	$82	$255	$444	$990
Class D	$97	$303	$525	$1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

28

Prospectus

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign

(non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (December 31, 2005), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Month USD LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency

29

PIMCO Floating Income Fund

long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Lipper Loan Participation Fund Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 7/30/04. Index comparisons began on 7/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 1.21%. For the periods shown in the bar chart, the highest quarterly return was 13.55% in the second quarter of 2009, and the lowest quarterly return was -15.37% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (7/30/04)
Institutional Class Return Before Taxes	34.80%	3.25%	3.72%
Institutional Class Return After Taxes on Distributions(1)	32.43%	1.14%	1.68%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	22.49%	1.54%	1.99%
P Class Return Before Taxes	34.66%	3.14%	3.61%
Administrative Class Return Before Taxes	34.51%	3.00%	3.46%
D Class Return Before Taxes	34.27%	2.84%	3.29%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.89%	3.68%	3.54%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, Bof A Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global, All USD Hdgd (reflects no deductions for fees, expenses or taxes)	31.06%	1.85%	2.34%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	40.85%	2.63%	2.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne. Mr. Mewbourne is a Managing Director of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

30

PIMCO Foreign Bond Fund (Unhedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.05%	0.01%
Total Annual Fund Operating Expenses(2)	0.51%	0.61%	0.80%	0.91%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60%, 0.75% and 0.90% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$52	$164	$285	$640
Class P	$62	$195	$340	$762
Administrative Class	$82	$255	$444	$990
Class D	$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 485% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in

31

PIMCO Foreign Bond Fund (Unhedged)

interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (February 28, 2006), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance

32

Prospectus

in U.S. dollars on an unhedged basis of major non-U.S. bond markets. Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 1.84%. For the periods shown in the bar chart, the highest quarterly return was 14.01% in the third quarter of 2009, and the lowest quarterly return was -10.19% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (4/30/04)
Institutional Class Return Before Taxes	21.33%	4.52%	6.56%
Institutional Class Return After Taxes on Distributions(1)	20.10%	2.23%	4.36%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	13.81%	2.44%	4.27%
P Class Return Before Taxes	21.23%	4.41%	6.45%
Administrative Class Return Before Taxes	21.01%	4.26%	6.29%
D Class Return Before Taxes	20.85%	4.07%	6.10%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	3.27%	4.60%	6.70%
Lipper International Income Funds Average (reflects no deductions for taxes)	10.96%	3.91%	5.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

33

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.52%	0.62%	0.77%	0.92%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60%, 0.75% and 0.90% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$53	$167	$291	$653
Class P	$63	$199	$346	$774
Administrative Class	$79	$246	$428	$954
Class D	$94	$293	$509	$1,131

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 411% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US Index Hedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus

34

Prospectus

capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. Lipper International Income

35

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 7.67%. For the periods shown in the bar chart, the highest quarterly return was 8.71% in the third quarter of 2009, and the lowest quarterly return was -2.73% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	19.01%	5.62%	6.46%
Institutional Class Return After Taxes on Distributions(1)	15.99%	3.37%	4.20%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	12.42%	3.47%	4.19%
P Class Return Before Taxes	18.91%	5.52%	6.36%
Administrative Class Return Before Taxes	18.72%	5.35%	6.22%
D Class Return Before Taxes	18.54%	5.16%	6.00%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)	2.26%	4.78%	5.37%
Lipper International Income Funds Average (reflects no deductions for taxes)	10.96%	3.91%	6.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

36

PIMCO Global Advantage Strategy Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.70%	0.80%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.70%	0.80%	0.95%	1.10%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$72	$224	$390	$871
Class P	$82	$255	$444	$990
Administrative Class	$97	$303	$525	$1,166
Class D	$112	$350	$606	$1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

37

PIMCO Global Advantage Strategy Bond Fund

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage-pass through securities, and asset-backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. The Fund’s secondary benchmark, the PIMCO Global Advantage Bond Index (“GLADI”), is a diversified bond index intended to provide a better representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. GLADI employs a unique GDP-weighting methodology that puts emphasis on rapidly developing markets, making the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund’s investment strategy more accurately than the Barclays Capital U.S. Aggregate Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

38

Prospectus

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohamed El-Erian and Ramin Toloui. Dr. El-Erian is the Chief Executive Officer, Co-Chief Investment Officer of PIMCO. Mr. Toloui is an Executive Vice President of PIMCO. Dr. El-Erian
Dr. El-Erian	Mr. Toloui

and Mr. Toloui have managed the Fund since February 2009. Dr. El-Erian has overall responsibility for managing the Fund and Mr. Toloui is responsible for portfolio construction and security selection.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

39

PIMCO Global Bond Fund (Unhedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.70%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.56%	0.66%	0.81%	0.96%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65%, 0.80% and 0.95% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$57	$179	$313	$701
Class P	$67	$211	$368	$822
Administrative Class	$83	$259	$450	$1,002
Class D	$98	$306	$531	$1,178

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 462% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Unhedged in USD, which as of June 30, 2010 was 6.35 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought

40

Prospectus

by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class D shares (July 31, 2008) performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Class P of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets.

41

PIMCO Global Bond Fund (Unhedged)

Lipper Global Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 3.37%. For the periods shown in the bar chart, the highest quarterly return was 11.56% in the third quarter of 2009, and the lowest quarterly return was -8.87% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	17.17%	4.31%	7.21%
Institutional Class Return After Taxes on Distributions(1)	14.68%	2.08%	4.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	11.09%	2.33%	4.75%
Administrative Class Return Before Taxes	16.89%	4.05%	6.95%
D Class Return Before Taxes	16.71%	3.90%	6.78%
JPMorgan GBI Global FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	1.39%	4.63%	6.71%
Lipper Global Income Funds Average (reflects no deductions for taxes)	15.34%	4.10%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

42

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$56	$176	$307	$689
Class P	$66	$208	$362	$810
Administrative Class	$82	$255	$444	$990

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 401% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JP Morgan GBI Global Hedged in USD, which as of June 30, 2010 was 6.35 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer

43

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater per-

centage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception of Class P shares (April 30, 2008) and Administrative Class shares (September 30, 2003), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lipper Global Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

44

Prospectus

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 7.07%. For the periods shown in the bar chart, the highest quarterly return was 7.52% in the third quarter of 2009, and the lowest quarterly return was -3.23% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	15.30%	5.02%	6.42%
Institutional Class Return After Taxes on Distributions(1)	12.54%	2.92%	4.17%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.88%	3.06%	4.16%
P Class Return Before Taxes	15.18%	4.92%	6.32%
Administrative Class Return Before Taxes	15.06%	4.78%	6.15%
JPMorgan GBI Global Hedged in USD (reflects no deductions for fees, expenses or taxes)	0.72%	4.80%	5.61%
Lipper Global Income Funds Average (reflects no deductions for taxes)	15.34%	4.10%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

45

PIMCO GNMA Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930
Class D	$92	$287	$498	$1,108

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,747% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

46

Prospectus

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment,

and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Class D shares (May 31, 2001) performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the GNMA. Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

47

PIMCO GNMA Fund

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 6.47%. For the periods shown in the bar chart, the highest quarterly return was 4.65% in the third quarter of 2001, and the lowest quarterly return was -0.61% in the second quarter of 2004.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.75%	6.13%	7.05%
Institutional Class Return After Taxes on Distributions(1)	7.28%	4.19%	5.06%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.31%	4.10%	4.87%
P Class Return Before Taxes	9.65%	6.02%	6.95%
D Class Return Before Taxes	9.32%	5.70%	6.62%
Barclays Capital GNMA Index (reflects no deductions for fees, expenses or taxes)	5.37%	5.59%	6.30%
Lipper GNMA Funds Average (reflects no deductions for taxes)	8.01%	5.07%	5.70%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by W. Scott Simon. Mr. Simon is a Managing Director of PIMCO and he has managed the Fund since October 2001.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

48

PIMCO Government Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class M	Class P	Administrative Class	Class D
Management Fees	0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)(3)	0.19%	0.29%	0.44%	0.44%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.18%, 0.28%, 0.43%, and 0.43% for Class M, Class P, Administrative Class and Class D, respectively.

(3)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Class M	$19	$61	$107	$243
Class P	$30	$93	$163	$368
Administrative Class	$45	$141	$246	$555
Class D	$45	$141	$246	$555
PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

49

PIMCO Government Money Market Fund

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

                     The Fund’s benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

50

PIMCO High Yield Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.56%	0.66%	0.81%	0.91%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.55%, 0.65%, 0.80% and 0.90% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$57	$179	$313	$701
Class P	$67	$211	$368	$822
Administrative Class	$83	$259	$450	$1,002
Class D	$93	$290	$504	$1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of June 30, 2010 was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus

51

PIMCO High Yield Fund

capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper,

52

Prospectus

Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 4.64%. For the periods shown in the bar chart, the highest quarterly return was 17.11% in the second quarter of 2009, and the lowest quarterly return was -13.07% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	44.05%	5.48%	6.24%
Institutional Class Return After Taxes on Distributions(1)	39.72%	2.67%	3.23%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	28.28%	2.99%	3.44%
P Class Return Before Taxes	43.94%	5.36%	6.13%
Administrative Class Return Before Taxes	43.70%	5.22%	5.98%
D Class Return Before Taxes	43.56%	5.07%	5.83%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)	46.06%	5.49%	6.10%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	46.43%	4.36%	4.81%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Andrew Jessop. Mr. Jessop is an Executive Vice President of PIMCO and he has managed the Fund since January 2010.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

53

PIMCO High Yield Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.55%	0.65%	0.55%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%	0.85%
Expense Reduction(1)	(0.01%)	(0.01%)	(0.01%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reduction	0.54%	0.64%	0.79%	0.79%

(1)	PIMCO has contractually agreed, through July 31, 2011, to waive a portion of its advisory fee equal to 0.01% of average daily net assets. Additionally, PIMCO has contractually agreed, through July 31, 2011, to waive a portion of its supervisory and administrative fee equal to 0.05% of average daily net assets attributable in the aggregate to the Fund’s Class D shares. The contractual fee waivers renew annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$55	$173	$302	$677
Class P	$65	$205	$357	$798
Administrative Class	$81	$252	$439	$978
Class D	$81	$252	$439	$978

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (commonly known as “junk bonds”). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

54

Prospectus

The Fund may invest in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The

55

PIMCO High Yield Municipal Bond Fund

bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper High Yield Municipal Debt Fund Average consists of funds that invest at least 50% of their assets in lower-rated municipal debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 5.21%. For the periods shown in the bar chart, the highest quarterly return was 13.16% in the third quarter of 2009, and the lowest quarterly return was -21.05% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (7/31/06)
Institutional Class Return Before Taxes	31.55%	-1.07%
Institutional Class Return After Taxes on Distributions(1)	31.35%	-1.20%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	22.92%	-0.21%
P Class Return Before Taxes	31.42%	-1.17%
D Class Return Before Taxes	31.23%	-1.37%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	24.53%	1.83%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	30.94%	-0.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since July 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

56

PIMCO Income Fund

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(2)	0.50%	0.60%	0.75%	0.80%
Expense Reduction(3)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reduction(4)	0.45%	0.55%	0.70%	0.75%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.75% for Institutional Class, Class P, Administrative Class and Class D, respectively.

(3)	PIMCO has contractually agreed, through July 31, 2011, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

(4)	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense is 0.40%, 0.50%, 0.65% and 0.70% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$46	$144	$252	$567
Class P	$56	$176	$307	$689
Administrative Class	$72	$224	$390	$871
Class D	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, which may include, without limitation: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies.

57

PIMCO Income Fund

The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower.

58

Prospectus

The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 10.36%. For the periods shown in the bar chart, the highest quarterly return was 9.61% in the third quarter of 2009, and the lowest quarterly return was -2.44% in the first quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (3/30/07)
Institutional Class Return Before Taxes	19.20%	6.38%
Institutional Class Return After Taxes on Distributions(1)	16.08%	3.90%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	12.31%	3.96%
P Class Return Before Taxes	19.08%	6.28%
Administrative Class Return Before Taxes	18.87%	6.10%
D Class Return Before Taxes	18.81%	6.05%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	5.93%	6.02%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	28.51%	4.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Daniel J. Ivascyn. Mr. Ivascyn is a Managing Director of PIMCO and he has managed the Fund since March 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

59

PIMCO Investment Grade Corporate Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%	0.90%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930
Class D	$92	$287	$498	$1,108

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, which as of June 30, 2010 was 6.39 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer

60

Prospectus

average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (September 30, 2002) and Class D shares (July 30, 2004), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

61

PIMCO Investment Grade Corporate Bond Fund

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 5.84%. For the periods shown in the bar chart, the highest quarterly return was 9.18% in the second quarter of 2009, and the lowest quarterly return was -5.26% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (4/28/00)
Institutional Class Return Before Taxes	18.75%	6.73%	8.45%
Institutional Class Return After Taxes on Distributions(1)	15.19%	4.60%	5.72%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	12.19%	4.49%	5.60%
P Class Return Before Taxes	18.63%	6.62%	8.34%
Administrative Class Return Before Taxes	18.45%	6.46%	8.18%
D Class Return Before Taxes	18.27%	6.30%	8.02%
Barclays Capital U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	16.04%	4.67%	6.81%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)	13.16%	3.91%	5.59%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is a Managing Director of PIMCO and he has managed the Fund since November 2002.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

62

PIMCO Long Duration Total Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.51%	0.61%	0.76%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60% and 0.75% for Institutional Class, Class P and Administrative Class, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$52	$164	$285	$640
Class P	$62	$195	$340	$762
Administrative Class	$78	$243	$422	$942

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 364% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Long Term Government/Credit Index, which as of June 30, 2010 was 12.83 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

63

PIMCO Long Duration Total Return Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (September 11, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. Lipper Corporate Debt Funds BBB-Rated Fund Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

64

Prospectus

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 10.14%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the fourth quarter of 2008, and the lowest quarterly return was -5.91% in the first quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Institutional Class Return Before Taxes	5.62%	8.52%
Institutional Class Return After Taxes on Distributions(1)	2.77%	6.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.75%	5.96%
P Class Return Before Taxes	5.54%	8.42%
Barclays Capital Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)	1.92%	5.91%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	21.35%	4.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

65

PIMCO Long-Term Credit Fund

INVESTMENT OBJECTIVE

The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.55%	0.65%	0.55%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Total Annual Fund Operating Expenses	0.55%	0.65%	0.80%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$56	$176	$307	$689
Class P	$66	$208	$362	$810
Administrative Class	$82	$255	$444	$990

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Fund’s benchmark, the Barclays Capital U.S. Long Credit Index, which as of June 30, 2010, was 12.33 years. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund

66

Prospectus

with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund’s benchmark index is the Barclays Capital U.S. Long Credit Index. The index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is a Managing Director of PIMCO and he has managed the Fund since March 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

67

PIMCO Long-Term U.S. Government Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.475%	0.575%	0.475%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.495%	0.595%	0.745%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.475%, 0.575% and 0.725% for Institutional Class, Class P and Administrative Class respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$159	$277	$622
Class P	$61	$191	$332	$744
Administrative Class	$76	$238	$414	$924

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 415% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While Pacific Investment Management Company LLC (“PIMCO”) may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the

68

Prospectus

Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. Lipper General U.S. Government Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 14.57%. For the periods shown in the bar chart, the highest quarterly return was 13.59% in the fourth quarter of 2008, and the lowest quarterly return was -6.05% in the second quarter of 2004.

69

PIMCO Long-Term U.S. Government Fund

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	-2.08%	5.21%	8.03%
Institutional Class Return After Taxes on Distributions(1)	-4.79%	3.29%	5.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	-1.03%	3.36%	5.62%
P Class Return Before Taxes	-2.18%	5.10%	7.93%
Administrative Class Return Before Taxes	-2.33%	4.95%	7.76%
Barclays Capital Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)	-12.92%	5.17%	7.59%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)	1.20%	3.87%	5.24%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

70

PIMCO Low Duration Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.46%	0.56%	0.46%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.46%	0.56%	0.71%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$47	$148	$258	$579
Class P	$57	$179	$313	$701
Administrative Class	$73	$227	$395	$883
Class D	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 488% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of “Fixed Income Instruments” of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

71

PIMCO Low Duration Fund

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indicies. Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

72

Prospectus

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 2.74%. For the periods shown in the bar chart, the highest quarterly return was 7.11% in the second quarter of 2009, and the lowest quarterly return was -3.79% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.36%	4.94%	5.32%
Institutional Class Return After Taxes on Distributions(1)	11.91%	3.28%	3.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.64%	3.23%	3.48%
P Class Return Before Taxes	13.25%	4.83%	5.22%
Administrative Class Return Before Taxes	13.08%	4.68%	5.06%
D Class Return Before Taxes	13.03%	4.61%	4.99%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	0.78%	4.04%	4.48%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)	9.60%	3.10%	3.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1987.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

73

PIMCO Low Duration Fund II

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Total Annual Fund Operating Expenses	0.50%	0.60%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$160	$280	$628
Class P	$61	$192	$335	$750
Administrative Class	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 598% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

74

Prospectus

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. Prior to September 25, 2009, the BofA Merrill Lynch Indicies were known as the Merrill Lynch Indicies. Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 2.52%. For the periods shown in the bar chart, the highest quarterly return was 4.89% in the second quarter of 2009, and the lowest quarterly return was -3.68% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	10.27%	4.44%	4.90%
Institutional Class Return After Taxes on Distributions(1)	8.91%	3.00%	3.21%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.64%	2.94%	3.17%
P Class Return Before Taxes	10.16%	4.34%	4.80%
Administrative Class Return Before Taxes	9.99%	4.18%	4.65%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	0.78%	4.04%	4.48%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)	9.60%	3.10%	3.94%

75

PIMCO Low Duration Fund II

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1987.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

76

PIMCO Low Duration Fund III

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.50%	0.60%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.51%	0.61%	0.76%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60% and 0.75% for Institutional Class, Class P and Administrative Class, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$52	$164	$285	$640
Class P	$62	$195	$340	$762
Administrative Class	$78	$243	$422	$942

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 555% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities

77

PIMCO Low Duration Fund III

on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (March 19, 1999), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

78

Prospectus

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. Prior to September 25, 2009, the BofA Merrill Lynch Indicies were known as the Merrill Lynch Indicies. Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 3.20%. For the periods shown in the bar chart, the highest quarterly return was 6.92% in the second quarter of 2009, and the lowest quarterly return was -4.38% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.62%	4.37%	4.99%
Institutional Class Return After Taxes on Distributions(1)	10.17%	2.54%	3.13%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.50%	2.65%	3.15%
Administrative Class Return Before Taxes	11.34%	4.11%	4.73%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	0.78%	4.04%	4.48%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)	9.60%	3.10%	3.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since October 1991.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

79

PIMCO Moderate Duration Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.46%	0.56%	0.46%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.01%	N/A	0.08%
Total Annual Fund Operating Expenses(2)	0.47%	0.56%	0.79%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.46% and 0.71% for Institutional Class and Administrative Class, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$48	$151	$263	$591
Class P	$57	$179	$313	$701
Administrative Class	$81	$252	$439	$978

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 844% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Intermediate Government/Credit Index, which as of June 30, 2010 was 3.92 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

80

Prospectus

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

81

PIMCO Moderate Duration Fund

Calendar Year Total Returns—Institutional Class*

*	The year-to date return as of June 30, 2010 is 5.06%. For the periods shown in the bar chart, the highest quarterly return was 6.70% in the fourth quarter of 2008, and the lowest quarterly return was -4.01% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	12.61%	5.89%	6.83%
Institutional Class Return After Taxes on Distributions(1)	10.17%	3.94%	4.71%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.20%	3.88%	4.59%
P Class Return Before Taxes	12.50%	5.78%	6.72%
Barclays Capital Intermediate Government/Credit Index (reflects no deductions for fees, expenses or taxes)	5.24%	4.66%	5.93%
Lipper Short Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)	11.60%	3.74%	5.03%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since December 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

82

PIMCO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses(2)	0.32%	0.42%	0.57%

(1)	Other Expenses do not reflect the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) as the Program expired on September 18, 2009. If the Fund’s Program payments were included, Other Expenses would have been 0.02% and Total Annual Fund Operating Expenses would have been 0.34%, 0.44% and 0.59% for Institutional Class, Class P and Administrative Class, respectively.

(2)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Fund—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Class P	$43	$135	$235	$530
Administrative Class	$58	$183	$318	$714

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

83

PIMCO Money Market Fund

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Institutional Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 1.61% in the fourth quarter of 2000, and the lowest quarterly return was 0.03% in the third quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.15%	3.04%	2.86%
Institutional Class Return After Taxes on Distributions(1)	0.10%	1.97%	1.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	0.10%	1.97%	1.80%
Administrative Class Return Before Taxes	0.12%	2.83%	2.63%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.32%	3.07%	2.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

84

PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.50%	0.60%	0.50%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.06%	0.02%	0.09%	0.06%
Total Annual Fund Operating Expenses(2)	0.56%	0.62%	0.84%	0.96%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60%, 0.75% and 0.90% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$57	$179	$313	$701
Class P	$63	$199	$346	$774
Administrative Class	$86	$268	$466	$1,037
Class D	$98	$306	$531	$1,178

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,035% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

85

PIMCO Mortgage-Backed Securities Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008) and Administrative Class shares (December 13, 2001), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Lipper U.S. Mortgage Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

86

Prospectus

Calendar Year Total Returns—Institutional Class*

*	The year-to date return as of June 30, 2010 is 7.46%. For the periods shown in the bar chart, the highest quarterly return was 5.31% in the third quarter of 2009, and the lowest quarterly return was -1.48% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	14.40%	5.75%	6.93%
Institutional Class Return After Taxes on Distributions(1)	10.63%	3.55%	4.58%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.35%	3.62%	4.53%
P Class Return Before Taxes	14.29%	5.64%	6.82%
Administrative Class Return Before Taxes	14.11%	5.48%	6.66%
D Class Return Before Taxes	13.94%	5.33%	6.50%
Barclays Capital U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)	5.75%	5.80%	6.47%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)	9.02%	3.71%	5.05%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by W. Scott Simon. Mr. Simon is a Managing Director of PIMCO and he has managed the Fund since April 2000.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

87

PIMCO Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.44%	0.54%	0.44%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.44%	0.54%	0.69%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$45	$141	$246	$555
Class P	$55	$173	$302	$677
Administrative Class	$70	$221	$384	$859
Class D	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

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Prospectus

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual expenses paid by Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper General Municipal Debt Fund Index consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

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PIMCO Municipal Bond Fund

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 3.81%. For the periods shown in the bar chart, the highest quarterly return was 10.62% in the third quarter of 2009, and the lowest quarterly return was fourth in the -12.47% quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.66%	1.37%	4.09%
Institutional Class Return After Taxes on Distributions(1)	20.44%	1.25%	3.58%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	15.04%	1.69%	3.70%
P Class Return Before Taxes	20.54%	1.23%	3.95%
Administrative Class Return Before Taxes	20.36%	1.12%	3.83%
D Class Return Before Taxes	20.29%	1.03%	3.74%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	12.91%	4.32%	5.75%
Lipper General Municipal Debt Fund Index (reflects no deductions for taxes)	16.85%	2.91%	4.60%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

90

PIMCO MuniGO Fund

INVESTMENT OBJECTIVE

The Fund seeks income exempt from federal income tax consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.40%	0.50%	0.40%	0.50%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.40%	0.50%	0.65%	0.75%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$41	$128	$224	$505
Class P	$51	$160	$280	$628
Administrative Class	$66	$208	$362	$810
Class D	$77	$240	$417	$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund’s Municipal Bond investments will primarily consist of state, county and city general obligation and pre-refunded Municipal Bonds. The Fund may also invest in U.S. Treasury securities and other obligations of the U.S. Government (including its agencies and instrumentalities) and money market instruments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Municipal GO Bond Index, which as of June 30, 2010, was 7.65 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest more than 25% of its total assets in Municipal Bonds of issuers in California. To the extent that the Fund concentrates its investments in California, it will be subject to California State-Specific Risk. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

91

PIMCO MuniGO Fund

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund’s benchmark index is the Barclays Capital Municipal GO Bond Index. The index is the general obligation component of the Barclays Capital Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since July 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

92

PIMCO New York Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.445%	0.545%	0.445%	0.525%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.445%	0.545%	0.695%	0.775%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$46	$143	$249	$561
Class P	$56	$175	$305	$683
Administrative Class	$71	$222	$387	$865
Class D	$79	$248	$431	$960

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in

93

PIMCO New York Municipal Bond Fund

which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities
                     will decline in value because of an increase in interest
rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter aver age portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class D shares (January 31, 2000), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Class P and Administrative Class of the Fund have not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

94

Prospectus

Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. Lipper New York Municipal Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 3.81%. For the periods shown in the bar chart, the highest quarterly return was 7.77% in the third quarter of 2009, and the lowest quarterly return was -3.19% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.29%	3.70%	5.61%
Institutional Class Return After Taxes on Distributions(1)	13.16%	3.54%	5.14%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.07%	3.56%	5.04%
D Class Return Before Taxes	12.92%	3.33%	5.23%
Barclays Capital New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	13.18%	4.32%	6.03%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)	17.96%	3.24%	4.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

95

PIMCO Real Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.45%	0.55%	0.45%	0.60%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.03%	0.01%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.48%	0.56%	0.73%	0.88%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.45%, 0.55%, 0.70% and 0.85% for Institutional Class, Class P, Administrative Class and Class D, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$49	$154	$269	$604
Class P	$57	$179	$313	$701
Administrative Class	$75	$233	$406	$906
Class D	$90	$281	$488	$1,084

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index which as of June 30, 2010, as converted, was 4.04 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc.,

96

Prospectus

or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year

97

PIMCO Real Return Fund

to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 5.16%. For the periods shown in the bar chart, the highest quarterly return was 7.71% in the third quarter of 2002, and the lowest quarterly return was -5.76% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	18.96%	5.04%	8.14%
Institutional Class Return After Taxes on Distributions(1)	17.27%	2.83%	5.65%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	12.29%	2.99%	5.54%
P Class Return Before Taxes	18.85%	4.93%	8.04%
Administrative Class Return Before Taxes	18.67%	4.77%	7.86%
D Class Return Before Taxes	18.49%	4.58%	7.67%
Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)	11.41%	4.63%	7.70%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)	10.88%	3.56%	6.77%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is a Managing Director of PIMCO and he has managed the Fund since December 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

98

PIMCO Short Duration Municipal Income Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.33%	0.43%	0.33%	0.48%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Total Annual Fund Operating Expenses	0.33%	0.43%	0.58%	0.73%

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$34	$106	$185	$418
Class P	$44	$138	$241	$542
Administrative Class	$59	$186	$324	$726
Class D	$75	$233	$406	$906

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

99

PIMCO Short Duration Municipal Income Fund

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (October 22, 2002) and Class D shares (January 31, 2000), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. Lipper Short Municipal Debt Fund Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

100

Prospectus

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 1.24%. For the periods shown in the bar chart, the highest quarterly return was 2.68% in the first quarter of 2009, and the lowest quarterly return was -10.91% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.34%	0.13%	1.76%
Institutional Class Return After Taxes on Distributions(1)	8.19%	0.02%	1.42%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.13%	0.52%	1.66%
P Class Return Before Taxes	8.24%	-0.01%	1.63%
Administrative Class Return Before Taxes	8.07%	-0.11%	1.51%
D Class Return Before Taxes	7.90%	-0.25%	1.35%
Barclays Capital 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.49%	3.42%	3.48%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)	5.29%	2.59%	3.20%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.
OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

101

PIMCO Short-Term Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your
investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Class D

Management Fees

0.45
%

0.55
%

0.45
%

0.50
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

0.25
%

Total Annual Fund Operating Expenses

0.45
%

0.55
%

0.70
%

0.75
%

Example. The Example is intended to help you compare the cost of investing in
Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$46

$144

$252

$567

Class P

$56

$176

$307

$689

Administrative Class

$72

$224

$390

$871

Class D

$77

$240

$417

$930

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 446% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of “Fixed Income Instruments” of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”)
forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt
securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch,
Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL
RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high
yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are

102

Prospectus

subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of
securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign
(non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total
Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged
index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is
updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

103

PIMCO Short-Term Fund

Calendar Year
Total Returns — Institutional Class*

*
The year-to date return as of June 30, 2010 is 0.88%. For the periods shown in the bar chart, the highest quarterly return was 3.61% in the second quarter of 2009, and the lowest quarterly return was -1.95% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)

1 Year

5 Years

10 Years

Institutional Class Return Before Taxes

9.44%

3.91%

3.96%

Institutional Class Return After Taxes on Distributions(1)

8.46%

2.43%

2.49%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)

6.17%

2.49%

2.50%

P Class Return Before Taxes

9.32%

3.81%

3.86%

Administrative Class Return Before Taxes

9.17%

3.66%

3.71%

D Class Return Before Taxes

9.11%

3.61%

3.65%

Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)

0.16%

2.88%

2.84%

Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)

5.44%

2.02%

2.86%

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice
President of PIMCO and has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

104

PIMCO Total Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from
your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Class D

Management Fees

0.46
%

0.56
%

0.46
%

0.50
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

0.25
%

Other
Expenses(1)

0.01
%

0.01
%

0.01
%

0.01
%

Total Annual Fund Operating Expenses(2)

0.47
%

0.57
%

0.72
%

0.76
%

(1)
“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)
Total Annual Fund Operating Expenses excluding interest expense is 0.46%, 0.56%, 0.71% and 0.75% for Institutional Class, Class P, Administrative Class and Class D,
respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or
Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$48

$151

$263

$591

Class P

$58

$183

$318

$714

Administrative Class

$74

$230

$401

$894

Class D

$78

$243

$422

$942

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital
U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment-grade debt
securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch,
Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus

105

PIMCO Total Return Fund

capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities

                     will decline in value because of an increase in interest
rates; a fund with a longer average portfolio duration
will be more
sensitive to changes in interest rates than a fund with a shorter aver age portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives
Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.)
Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.)
investment risk

Currency Risk: the risk that foreign
currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign

(non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the
investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total
Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Aggregate Index represents
securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper,
Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

106

`

Prospectus

Performance for the Fund is
updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional
Class*

*
The year-to date return as of June 30, 2010 is 5.80%. For the periods shown in the bar chart, the highest quarterly return was 6.49% in the third quarter of 2001, and the lowest quarterly return was -2.18% in the second quarter of 2004.

Average Annual Total Returns (for periods ended 12/31/09)

1 Year

5 Years

10 Years

Institutional Class Return Before Taxes

13.83%

6.84%

7.65%

Institutional Class Return After Taxes on Distributions(1)

11.27%

4.79%

5.37%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)

8.95%

4.74%

5.26%

P Class Return Before Taxes

13.73%

6.74%

7.54%

Administrative Class Return Before Taxes

13.55%

6.58%

7.38%

D Class Return Before Taxes

13.50%

6.51%

7.31%

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)

5.93%

4.97%

6.33%

Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)

13.16%

3.91%

5.50%

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross.
Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1987.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale
of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

107

PIMCO Total Return Fund II

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your
investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Management Fees

0.50
%

0.60
%

0.50
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

Other
Expenses(1)

0.03
%

N/A

0.03
%

Total Annual Fund Operating Expenses(2)

0.53
%

0.60
%

0.78
%

(1)
“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)
Total Annual Fund Operating Expenses excluding interest expense is 0.50% and 0.75% for Institutional Class and Administrative Class, respectively.

Example. The Example is intended
to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$54

$170

$296

$665

Class P

$61

$192

$335

$750

Administrative Class

$80

$249

$433

$966

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 502% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate
Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL
RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

108

Prospectus

Interest Rate Risk:
the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the
Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives
Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total
Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (December 31, 2009), performance information shown in the table for the class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Aggregate Index represents
securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper,
Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*
The year-to date return as of June 30, 2010 is 5.54%. For the periods shown in the bar chart, the highest quarterly return was 6.50% in the third quarter of 2001, and the lowest quarterly return was -1.90% in the second quarter of 2004.

109

PIMCO Total Return Fund II

Average Annual Total Returns (for periods ended 12/31/09)

1 Year

5 Years

10 Years

Institutional Class Return Before Taxes

13.62%

6.54%

7.29%

Institutional Class Return After Taxes on Distributions(1)

11.25%

4.54%

5.06%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)

8.81%

4.43%

4.96%

P Class Return Before Taxes

13.50%

6.44%

7.19%

Administrative Class Return Before Taxes

13.33%

6.28%

7.03%

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)

5.93%

4.97%

6.33%

Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)

13.16%

3.91%

5.50%

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since December 1991.

OTHER IMPORTANT
 INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

110

PIMCO Total Return Fund III

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from
your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Management Fees

0.50
%

0.60
%

0.50
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

Other
Expenses(1)

0.03
%

0.00
%

0.03
%

Total Annual Fund Operating Expenses(2)

0.53
%

0.60
%

0.78
%

(1)
“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)
Total Annual Fund Operating Expenses excluding interest expense is 0.50%, 0.60% and 0.75% for Institutional Class, Class P and Administrative Class, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$54

$170

$296

$665

Class P

$61

$192

$335

$750

Administrative Class

$80

$249

$433

$966

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 459% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital
U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund will not invest in the securities of any issuer determined by Pacific Investment Management Company LLC (“PIMCO”) to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the
Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade
securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch,
Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollardenominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

111

PIMCO Total Return Fund III

The Fund may invest, without
limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of
Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the
Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to
10% of its total assets in preferred stocks.

PRINCIPAL
RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose
money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market
Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing
in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales,
including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s
prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total
Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (March 31, 2009), performance information shown in the table for Class P shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Class P shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

112

Prospectus

Barclays Capital U.S.
Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*
The year-to date return as of June 30, 2010 is 5.95%. For the periods shown in the bar chart, the highest quarterly return was 6.72% in the third quarter of 2001, and the lowest quarterly return was -2.79% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)

1 Year

5 Years

10 Years

Institutional Class Return Before Taxes

13.85%

6.52%

7.43%

Institutional Class Return After Taxes on Distributions(1)

11.49%

4.33%

5.11%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)

8.92%

4.28%

5.00%

P Class Return Before Taxes

13.72%

6.41%

7.33%

Administrative Class Return Before Taxes

13.56%

6.26%

7.16%

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)

5.93%

4.97%

6.33%

Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)

13.16%

3.91%

5.50%

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1991.

OTHER IMPORTANT
 INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

113

PIMCO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class M

Class P

Administrative Class

Class D

Management Fees

0.18
%

0.28
%

0.18
%

0.18
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

0.25
%

Other
Expenses(1)

0.03
%

0.03
%

0.03
%

0.03
%

Total Annual Fund Operating Expenses

0.21
%

0.31
%

0.46
%

0.46
%

Expense
Reduction(2)

(0.03
%)

(0.03
%)

(0.03
%)

(0.03
%)

Total Annual Fund Operating Expenses After Expense
Reduction(3)

0.18
%

0.28
%

0.43
%

0.43
%

(1)
“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(2)
PIMCO has contractually agreed, through July 31, 2011, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit.

(3)
To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not shown in the above table.

Example. The Example is intended
to help you compare the cost of investing in Class M, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

1 Year

3 Years

Class M

$18

$58

Class P

$29

$90

Administrative Class

$44

$138

Class D

$44

$138

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund’s
investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL
RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Management Risk: the risk that the
investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

114

Prospectus

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

                     The Fund’s benchmark index is the Citigroup 3-Month Treasury
Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice
President of PIMCO and he will manage the Fund as of its inception.

OTHER IMPORTANT INFORMATION
REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important
Information Regarding Fund Shares” section on page 122 of this prospectus.

115

PIMCO Unconstrained Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from
your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Class D

Management Fees

0.90
%

1.00
%

0.90
%

1.05
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

0.25
%

Total Annual Fund Operating Expenses

0.90
%

1.00
%

1.15
%

1.30
%

Example. The Example is intended to help you compare the cost of investing in
Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$92

$287

$498

$1,108

Class P

$102

$318

$552

$1,225

Administrative Class

$117

$365

$633

$1,398

Class D

$132

$412

$713

$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the
Fund’s portfolio turnover rate was 1,039% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed
Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates.
Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in both investment-grade
securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The
Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

PRINCIPAL
RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose
money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

116

Prospectus

High Yield Risk: the
risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a
security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity
securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.)
Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.)
investment risk

Currency Risk: the risk that foreign
currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.) currencies

Leveraging Risk: the risk that
certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total
Returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund’s benchmark index is the 3 Month USD LIBOR Index (Resets Quarterly). LIBOR (London Intrabank Offered
Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. Prior to August 1, 2009, the Fund’s benchmark index was the same 3 month LIBOR Index as described, but resetting monthly.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

*
The year-to date return as of June 30, 2010 is 3.97%. For the periods shown in the bar chart, the highest quarterly return was 5.51% in the second quarter of 2009, and the lowest quarterly return was 0.59% in the fourth quarter of 2009.

117

PIMCO Unconstrained Bond Fund

Average Annual Total Returns (for periods ended 12/31/09)

1 Year

Fund Inception 6/30/08

Institutional Class Return Before Taxes

13.09%

10.03%

Institutional Class Return After Taxes on Distributions(1)

10.92%

8.37%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)

8.52%

7.59%

P Class Return Before Taxes

12.99%

9.92%

D Class Return Before Taxes

12.65%

9.59%

3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)

0.89%

1.70%

Lipper General Bond Funds Average (reflects no deductions for taxes)

11.62%

3.59%

(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Chris Dialynas.
Mr. Dialynas is a Managing Director of PIMCO and he has managed the Fund since June 2008.

OTHER IMPORTANT
 INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

118

PIMCO Unconstrained Tax Managed Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment): None

Annual
Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Class P

Administrative Class

Class D

Management Fees

0.70
%

0.80
%

0.70
%

0.85
%

Distribution and/or Service (12b-1) Fees

N/A

N/A

0.25
%

0.25
%

Total Annual Fund Operating Expenses

0.70
%

0.80
%

0.95
%

1.10
%

Example. The Example is intended to help you compare the cost of investing in
Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the
Example shows what your costs would be based on these assumptions.

1 Year

3 Years

5 Years

10 Years

Institutional Class

$72

$224

$390

$871

Class P

$82

$255

$444

$990

Administrative Class

$97

$303

$525

$1,166

Class D

$112

$350

$606

$1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the
Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC’s (“PIMCO”)
forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund seeks to invest under normal circumstances
at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25%
of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund
may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund

119

PIMCO Unconstrained Tax Managed Bond Fund

may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose
money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market
Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing report-ing, accounting and auditing standards, and nationalization, ex-propriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the
risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive rev-enues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk:
the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

                     The Fund’s benchmark index is the 3 Month USD LIBOR After Tax.
LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market.

120

Prospectus

Performance for the Fund is
updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Chris Dialynas.
Mr. Dialynas is a Managing Director of PIMCO and he has managed the Fund since January 2009.

OTHER IMPORTANT
 INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 122 of this prospectus.

121

Summary of Other Important Information Regarding Fund Shares

PURCHASE AND SALE OF FUND SHARES

Institutional Class, Class M, Class P or Administrative Class shares: The minimum initial investment for Institutional
Class, Class M, Class P or Administrative Class shares of a Fund is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Class D shares: The minimum initial investment for
Class D shares of a Fund is $1,000, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum subsequent investment for Class D shares is $50.

You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

■

  Sending a written request by mail to: PIMCO Funds at PIMCO Funds c/o BFDS Midwest 330 W. 9th Street, Kansas City, MO 64105

■

Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you

■

Sending a fax to our Shareholder Services department at 1-816-421-2861

■

Sending an email to pimcoteam@bfdsmidwest.com

TAX INFORMATION

A Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS
 TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the intermediary for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund(s) over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

122

Prospectus

DESCRIPTION OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the
values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and in the chart below. The principal risks are described in this section, following the chart. Each Fund may be subject to additional risks other than those identified and described below because the types of investments

made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and
Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks.
There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Principal Risk

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO Convertible Fund

PIMCO Developing Local Markets Fund

PIMCO Diversified Income Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets and Infrastructure Bond Fund

PIMCO Extended Duration Fund

PIMCO Floating Income Fund

Interest Rate

x

x

x

x

x

x

x

x

x

x

Credit

x

x

x

x

x

x

x

x

x

x

High Yield

x

x

x

x

x

x

x

x

x

x

Market

x

x

x

x

x

x

x

x

x

x

Issuer

x

x

x

x

x

x

x

x

x

x

Liquidity

x

x

x

x

x

x

x

x

x

x

Derivatives

x

x

x

x

x

x

x

x

x

x

Equity

x

x

x

x

x

x

x

—

x

x

Mortgage-Related and Other Asset-Backed

x

x

—

x

x

x

x

x

x

x

Foreign (Non-U.S.) Investment

—

—

x

x

x

x

x

x

x

x

Real Estate

—

—

x

x

—

x

x

x

—

—

Emerging Markets

—

—

x

x

x

x

x

x

x

x

Currency

—

—

x

x

x

x

x

x

x

x

Issuer Non-Diversification

x

x

—

x

—

x

x

—

—

—

Leveraging

x

x

x

x

x

x

x

x

x

x

Smaller Company

—

—

x

—

—

—

—

—

—

—

Management

x

x

x

x

x

x

x

x

x

x

California State-Specific

x

x

—

—

—

—

—

—

—

—

New York State-Specific

—

—

—

—

—

—

—

—

—

—

Municipal Project-Specific

x

x

—

—

—

—

—

—

—

—

Infrastructure

—

—

—

—

—

—

—

x

—

—

Short Sale

x

x

x

x

x

x

x

x

x

x

Convertible Securities

—

—

x

—

—

—

—

—

—

—

123

PIMCO Funds

Principal Risk

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (US Dollar- Hedged)

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (US Dollar- Hedged)

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO High Yield Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Income Fund

PIMCO Investment Grade Corporate Bond Fund

Interest Rate

x

x

x

x

x

x

x

x

x

x

x

Credit

x

x

x

x

x

x

x

x

x

x

x

High Yield

x

x

x

x

x

—

—

x

x

x

x

Market

x

x

x

x

x

x

—

x

x

x

x

Issuer

x

x

x

x

x

x

—

x

x

x

x

Liquidity

x

x

x

x

x

x

—

x

x

x

x

Derivatives

x

x

x

x

x

x

—

x

x

x

x

Equity

x

x

x

x

x

x

—

x

x

x

x

Mortgage-Related and Other Asset-Backed

x

x

x

x

x

x

—

x

x

x

x

Foreign (Non-U.S.) Investment

x

x

x

x

x

x

—

x

—

x

x

Real Estate

—

—

—

—

—

—

—

—

—

—

—

Emerging Markets

x

x

x

x

x

x

—

x

—

x

x

Currency

x

x

x

x

x

—

—

x

—

x

x

Issuer Non-Diversification

x

x

x

x

x

—

—

—

x

x

—

Leveraging

x

x

x

x

x

x

—

x

x

x

x

Smaller Company

—

—

—

—

—

—

—

—

—

—

—

Management

x

x

x

x

x

x

x

x

x

x

x

California State-Specific

—

—

—

—

—

—

—

—

x

—

—

New York State-Specific

—

—

—

—

—

—

—

—

x

—

—

Municipal Project-Specific

—

—

—

—

—

—

—

—

x

—

—

Infrastructure

—

—

—

—

—

—

—

—

—

—

—

Short Sale

x

x

x

x

x

x

—

x

x

x

x

Convertible Securities

—

—

—

—

—

—

—

—

—

—

—

Principal Risk

PIMCO Long Duration Total Return Fund

PIMCO Long- Term Credit Fund

PIMCO Long-Term US Government Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Mortgage- Backed Securities Fund

PIMCO Municipal Bond Fund

Interest Rate

x

x

x

x

x

x

x

x

x

x

Credit

x

x

x

x

x

x

x

x

x

x

High Yield

x

x

—

x

—

x

x

—

—

x

Market

x

x

x

x

x

x

x

x

x

x

Issuer

x

x

x

x

x

x

x

x

x

x

Liquidity

x

x

—

x

x

x

x

—

x

x

Derivatives

x

x

x

x

x

x

x

—

x

x

Equity

x

x

x

x

x

x

x

—

x

x

Mortgage-Related and Other Asset-Backed

x

x

x

x

x

x

x

—

x

x

Foreign (Non-U.S.) Investment

x

x

—

x

—

x

x

x

x

—

Real Estate

—

—

—

—

—

—

—

—

—

—

Emerging Markets

x

x

—

x

—

x

x

—

x

—

Currency

x

x

—

x

—

x

x

—

—

—

Issuer Non-Diversification

x

—

—

—

—

—

—

—

—

—

Leveraging

x

x

x

x

x

x

x

—

x

x

Smaller Company

—

—

—

—

—

—

—

—

—

—

Management

x

x

x

x

x

x

x

x

x

x

California State-Specific

—

—

—

—

—

—

—

—

—

x

New York State-Specific

—

—

—

—

—

—

—

—

—

x

Municipal Project-Specific

—

—

—

—

—

—

—

—

—

x

Infrastructure

—

—

—

—

—

—

—

—

—

—

Short Sale

x

x

x

x

x

x

x

—

x

x

Convertible Securities

—

—

—

—

—

—

—

—

—

—

124

Prospectus

Principal Risk

PIMCO MuniGO Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Return Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Short- Term Fund

PIMCO Total Return Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Treasury Money Market Fund

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

Interest Rate

x

x

x

x

x

x

x

x

x

x

x

Credit

x

x

x

x

x

x

x

x

x

x

x

High Yield

—

x

x

—

x

x

—

x

—

x

x

Market

x

x

x

x

x

x

x

x

—

x

x

Issuer

x

x

x

x

x

x

x

x

—

x

x

Liquidity

x

x

x

x

x

x

x

x

—

x

x

Derivatives

—

x

x

x

x

x

x

x

—

x

x

Equity

—

x

x

x

x

x

x

x

—

x

x

Mortgage-Related and Other Asset-Backed

—

x

x

x

x

x

x

x

—

x

x

Foreign (Non-U.S.) Investment

—

—

x

—

x

x

—

x

—

x

x

Real Estate

—

—

—

—

—

—

—

—

—

—

—

Emerging Markets

—

—

x

—

—

x

—

x

—

x

x

Currency

—

—

x

—

x

x

—

x

—

x

x

Issuer Non-Diversification

x

x

x

—

—

—

—

—

—

—

—

Leveraging

x

x

x

x

x

x

x

x

—

x

x

Smaller Company

—

—

—

—

—

—

—

—

—

—

—

Management

x

x

x

x

x

x

x

x

x

x

x

California State-Specific

x

—

—

x

—

—

—

—

—

—

x

New York State-Specific

—

x

—

x

—

—

—

—

—

—

x

Municipal Project-Specific

—

x

—

x

—

—

—

—

—

—

x

Infrastructure

—

—

—

—

—

—

—

—

—

—

—

Short Sale

—

x

x

x

x

x

x

x

—

x

x

Convertible Securities

—

—

—

—

—

x

—

—

—

—

—

Interest Rate Risk

Interest rate risk is the risk
that fixed income securities and other instruments in a Fund’s portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities
(“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease
(or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk

A Fund could lose money if the
issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the PIMCO Money Market Fund invests 25% or more of its assets in obligations issued by

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PIMCO Funds

U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

High
Yield Risk

Funds
that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

Liquidity risk exists when
particular investments are difficult to purchase or sell. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.)
securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial
contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and
Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no

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Prospectus

assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Equity Risk

Equity securities
represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred stocks, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

Mortgage-related and other
asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign
(non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as

U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Real Estate Risk

A Fund that invests in real
estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”)
is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign
investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Fund invests directly in
foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S.

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PIMCO Funds

dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small
number of issuers increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are
“diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Leveraging Risk

Certain transactions may give
rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Certain
Funds also may be exposed to leveraging risk by borrowing money for investment purposes. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a
Fund’s portfolio securities. Certain types of leveraging transactions, such as short sales that are not “against the box”, could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Smaller Company Risk

The general risks associated with
fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to
management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

California State-Specific Risk

A Fund that concentrates its investments in California Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

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Prospectus

New York
State-Specific Risk

A Fund that concentrates its investments in New York Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York Municipal Bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on
New York Municipal Bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific
Risk

A Fund may
be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Infrastructure Risk

To the extent a Fund invests in infrastructure entities, projects and assets, the Fund may be sensitive to adverse economic, regulatory, political or other developments. Infrastructure entities may be subject to a variety of events that adversely affect their business or operations, including service interruption due to environmental damage, operational issues, access to and the cost of obtaining capital, and regulation by various governmental authorities. There are substantial differences between regulatory practices and policies in various jurisdictions, and any given regulatory authority may take actions that affect the regulation of instruments or assets in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Infrastructure entities, projects and assets may be subject to changes in government regulation of rates charged to customers, government budgetary constraints, the imposition of tariffs and tax laws, and other regulatory policies. Additional factors that may affect the operations of infrastructure entities, projects and assets include innovations in technology that affect the way a company delivers a product or service, significant changes in the use or demand for infrastructure assets, terrorist acts or political actions,

and general changes in market sentiment towards infrastructure assets. A Fund may invest in entities and assets that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose instruments may react similarly to various events that are unforeseeable.

Short Sale Risk

A Fund’s short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Convertible Securities Risk

Convertible securities are fixed
income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

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PIMCO Funds

Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security. Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

DISCLOSURE OF PORTFOLIO HOLDINGS

Please see “Disclosure of Portfolio Holdings” in
the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

MANAGEMENT
 OF THE FUNDS

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”)
for the Funds. Subject to the supervision of the Board of Trustees of PIMCO Funds (the “Trust”), PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport
Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2011 PIMCO had approximately
$1.2 trillion in assets under management.

Management
Fees

Each Fund
pays for the advisory and supervisory and administrative services it requires under what is essentially an all-in fee structure. The Management Fees shown in the Annual Fund Operating Expenses tables reflect both an advisory fee and a supervisory and administrative fee (less the service fees for Class D, which is reflected on a separate line item in the tables). The Funds will pay monthly Management Fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Management Fees

Fund Name

Institutional Class

Class M

Class P

Administrative Class

Class D

PIMCO California Intermediate Municipal Bond Fund

0.445
%

N/A

0.545
%

0.445
%

0.525
%

PIMCO California Short Duration Municipal Income Fund

0.33
%

N/A

0.43
%

0.33
%

0.48
%

PIMCO Convertible Fund

0.65
%

N/A

0.75
%

0.65
%

0.80
%

PIMCO Developing Local Markets Fund

0.85
%

N/A

0.95
%

0.85
%

1.00
%

PIMCO Diversified Income Fund

0.75
%

N/A

0.85
%

0.75
%

0.90
%

PIMCO Emerging Local Bond Fund

0.90
%

N/A

1.00
%

0.90
%

1.10
%

PIMCO Emerging Markets Bond Fund

0.83
%

N/A

0.93
%

0.83
%

1.00
%

PIMCO Emerging Markets and Infrastructure Bond Fund

1.25
%

N/A

1.35
%

1.25
%

N/A

PIMCO Extended Duration Fund

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Floating Income Fund

0.55
%

N/A

0.65
%

0.55
%

0.70
%

PIMCO Foreign Bond Fund (Unhedged)

0.50
%

N/A

0.60
%

0.50
%

0.65
%

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

0.50
%

N/A

0.60
%

0.50
%

0.65
%

PIMCO Global Advantage Strategy Bond Fund

0.70
%

N/A

0.80
%

0.70
%

0.85
%

PIMCO Global Bond Fund (Unhedged)

0.55
%

N/A

0.65
%

0.55
%

0.70
%

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

0.55
%

N/A

0.65
%

0.55
%

N/A

PIMCO GNMA Fund

0.50
%

N/A

0.60
%

0.50
%

0.65
%

PIMCO Government Money Market Fund

N/A

0.18
%

0.28
%

0.18
%

0.18
%

PIMCO High Yield Fund

0.55
%

N/A

0.65
%

0.55
%

0.65
%

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Prospectus

Management Fees

Fund Name

Institutional Class

Class M

Class P

Administrative Class

Class D

PIMCO High Yield Municipal Bond Fund

0.55
%

N/A

0.65
%

0.55
%

0.60
%

PIMCO Income Fund

0.45
%

N/A

0.55
%

0.45
%

0.50
%

PIMCO Investment Grade Corporate Bond Fund

0.50
%

N/A

0.60
%

0.50
%

0.65
%

PIMCO Long Duration Total Return Fund

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Long-Term Credit Fund

0.55
%

N/A

0.65
%

0.55
%

N/A

PIMCO Long-Term U.S. Government Fund

0.475
%

N/A

0.575
%

0.475
%

N/A

PIMCO Low Duration Fund

0.46
%

N/A

0.56
%

0.46
%

0.50
%

PIMCO Low Duration Fund II

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Low Duration Fund III

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Moderate Duration Fund

0.46
%

N/A

0.56
%

0.46
%

N/A

PIMCO Money Market Fund

0.32
%

N/A

0.42
%

0.32
%

N/A

PIMCO Mortgage-Backed Securities Fund

0.50
%

N/A

0.60
%

0.50
%

0.65
%

PIMCO Municipal Bond Fund

0.44
%

N/A

0.54
%

0.44
%

0.50
%

PIMCO MuniGO Fund

0.40
%

N/A

0.50
%

0.40
%

0.50
%

PIMCO New York Municipal Bond Fund

0.445
%

N/A

0.545
%

0.445
%

0.525
%

PIMCO Real Return Fund

0.45
%

N/A

0.55
%

0.45
%

0.60
%

PIMCO Short Duration Municipal Income Fund

0.33
%

N/A

0.43
%

0.33
%

0.48
%

PIMCO Short-Term Fund

0.45
%

N/A

0.55
%

0.45
%

0.50
%

PIMCO Total Return Fund

0.46
%

N/A

0.56
%

0.46
%

0.50
%

PIMCO Total Return Fund II

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Total Return Fund III

0.50
%

N/A

0.60
%

0.50
%

N/A

PIMCO Treasury Money Market Fund

N/A

0.18
%

0.28
%

0.18
%

0.18
%

PIMCO Unconstrained Bond Fund

0.90
%

N/A

1.00
%

0.90
%

1.05
%

PIMCO Unconstrained Tax Managed Bond Fund

0.70
%

N/A

0.80
%

0.70
%

0.85
%

The PIMCO Treasury Money Market Fund was not operational during the fiscal year ended
March 31, 2010. The Management Fees for the Class M, Class P, Administrative Class and Class D shares of the Fund are at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class of shares taken separately): 0.18%, 0.28%, 0.18% and 0.18%.

■

Advisory
Fee. Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2010, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Advisory
Fees(1)

Fund

All Classes

PIMCO California Intermediate Municipal Bond Fund

0.225
%

PIMCO California Short Duration Municipal Income Fund

0.18
%

PIMCO Convertible Fund

0.40
%

PIMCO Developing Local Markets Fund

0.45
%

PIMCO Diversified Income Fund

0.45
%

PIMCO Emerging Local Bond Fund

0.45
%

PIMCO Emerging Markets Bond Fund

0.45
%

PIMCO Emerging Markets and Infrastructure Bond Fund

0.85
%

PIMCO Extended Duration Fund

0.25
%

PIMCO Floating Income Fund

0.30
%

PIMCO Foreign Bond Fund (Unhedged)

0.25
%

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

0.25
%

PIMCO Global Advantage Strategy Bond Fund

0.40
%(2)

PIMCO Global Bond Fund (Unhedged)

0.25
%

Advisory
Fees(1)

Fund

All Classes

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

0.25
%

PIMCO GNMA Fund

0.25
%

PIMCO Government Money Market Fund

0.12
%

PIMCO High Yield Fund

0.25
%

PIMCO High Yield Municipal Bond Fund

0.30
%(3)

PIMCO Income Fund

0.25
%(4)

PIMCO Investment Grade Corporate Bond

0.25
%

PIMCO Long Duration Total Return Fund

0.25
%

PIMCO Long-Term Credit Fund

0.30
%

PIMCO Long-Term U.S. Government Fund

0.225
%

PIMCO Low Duration Fund

0.25
%

PIMCO Low Duration Fund II

0.25
%

PIMCO Low Duration Fund III

0.25
%

PIMCO Moderate Duration Fund

0.25
%

PIMCO Money Market Fund

0.12
%

PIMCO Mortgage-Backed Securities Fund

0.25
%

PIMCO Municipal Bond Fund

0.20
%

PIMCO MuniGO Fund

0.20
%

PIMCO New York Municipal Bond Fund

0.225
%

PIMCO Real Return Fund

0.25
%

PIMCO Short Duration Municipal Income Fund

0.18
%

PIMCO Short-Term Fund

0.25
%

PIMCO Total Return Fund

0.25
%

PIMCO Total Return Fund II

0.25
%

PIMCO Total Return Fund III

0.25
%

PIMCO Unconstrained Bond Fund

0.60
%

PIMCO Unconstrained Tax Managed Bond Fund

0.40
%

(1)

  For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 166.

(2)

  Effective February 24, 2009, the Fund is no longer waiving a portion of the advisory fee.

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PIMCO Funds

(3)

PIMCO has contractually agreed, through July 31, 2011, to waive 0.01% of the advisory fee to 0.29%.

(4)

PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the advisory fee to 0.20%.

The PIMCO Treasury Money Market Fund was not
operational during the fiscal year ended March 31, 2010. The advisory fee for the PIMCO Treasury Money Market Fund is at an annual rate of 0.12% based upon the average daily net assets of the Fund.

A discussion of the basis for the Board of Trustees’
approval of the Funds’ investment advisory contract is available in the Funds’ Semi-Annual Report to shareholders for the fiscal half-year ended September 30, 2010. A discussion of the basis for the Board of Trustees’ approval of the PIMCO Treasury Money Market Fund investment advisory contract will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

■

Supervisory and Administrative Fee. Each Fund pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure. Shareholders of each Fund pay a supervisory and administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the supervisory and administrative fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the supervisory and administrative fee paid by the Funds. Also, under the terms of the supervision and administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal
year ended March 31, 2010, the Funds paid PIMCO monthly supervisory and administrative fees for the Institutional Class, Class M, Class P, Administrative Class and Class D shares at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class taken separately):

Supervisory and Administrative
Fee(1)

Fund

Institutional Class

Class M

Class P

Administrative Class

Class
D(4)

PIMCO California Intermediate Municipal Bond Fund

0.22
%

N/A

0.32
%

0.22
%

0.55
%

PIMCO California Short Duration Municipal Income Fund

0.15
%

N/A

0.25
%

0.15
%

0.55
%

PIMCO Convertible Fund

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Developing Local Markets Fund

0.40
%

N/A

0.50
%

0.40
%

0.80
%

PIMCO Diversified Income Fund

0.30
%

N/A

0.40
%

0.30
%

0.70
%

PIMCO Emerging Local Bond Fund

0.45
%

N/A

0.55
%

0.45
%

0.90
%

PIMCO Emerging Markets Bond Fund

0.38
%

N/A

0.48
%

0.38
%

0.80
%

PIMCO Emerging Markets and Infrastructure Bond Fund

0.40
%

N/A

0.50
%

0.40
%

N/A

PIMCO Extended Duration Fund

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Floating Income Fund

0.25
%

N/A

0.35
%

0.25
%

0.65
%

PIMCO Foreign Bond Fund (Unhedged)

0.25
%

N/A

0.35
%

0.25
%

0.65
%

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

0.25
%

N/A

0.35
%

0.25
%

0.65
%

PIMCO Global Advantage Strategy Bond Fund

0.30
%(2)

N/A

0.40
%(2)

0.30
%(2)

0.70
%(2)

PIMCO Global Bond Fund (Unhedged)

0.30
%

N/A

0.40
%

0.30
%

0.70
%

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

0.30
%

N/A

0.40
%

0.30
%

0.70
%

PIMCO GNMA Fund

0.25
%

N/A

0.35
%

N/A

0.65
%

PIMCO Government Money Market Fund

N/A

0.06
%

0.16
%

0.06
%

0.31
%

PIMCO High Yield Fund

0.30
%

N/A

0.40
%

0.30
%

0.65
%

PIMCO High Yield Municipal Bond Fund

0.25
%

N/A

0.35
%

0.25
%

0.50
%(3)

PIMCO Income Fund

0.20
%

N/A

0.30
%

0.20
%

0.50
%

PIMCO Investment Grade Corporate Bond Fund

0.25
%

N/A

0.35
%

0.25
%

0.65
%

PIMCO Long Duration Total Return Fund

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Long-Term Credit Fund

0.25
%

N/A

0.35
%

0.25
%

N/A

132

Prospectus

Supervisory and Administrative
Fee(1)

Fund

Institutional Class

Class M

Class P

Administrative Class

Class
D(4)

PIMCO Long-Term U.S. Government Fund

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Low Duration Fund

0.21
%

N/A

0.31
%

0.21
%

0.50
%

PIMCO Low Duration Fund II

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Low Duration Fund III

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Moderate Duration Fund

0.21
%

N/A

0.31
%

0.21
%

N/A

PIMCO Money Market Fund

0.20
%

N/A

0.30
%

0.20
%

N/A

PIMCO Mortgage-Backed Securities Fund

0.25
%

N/A

0.35
%

0.25
%

0.65
%

PIMCO Municipal Bond Fund

0.24
%

N/A

0.34
%

0.24
%

0.55
%

PIMCO MuniGO Fund

0.20
%

N/A

0.30
%

0.20
%

0.55
%

PIMCO New York Municipal Bond Fund

0.22
%

N/A

0.32
%

0.22
%

0.55
%

PIMCO Real Return Fund

0.20
%

N/A

0.30
%

0.20
%

0.60
%

PIMCO Short Duration Municipal Income Fund

0.15
%

N/A

0.25
%

0.15
%

0.55
%

PIMCO Short-Term Fund

0.20
%

N/A

0.30
%

0.20
%

0.50
%

PIMCO Total Return Fund

0.21
%

N/A

0.31
%

0.21
%

0.50
%

PIMCO Total Return Fund II

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Total Return Fund III

0.25
%

N/A

0.35
%

0.25
%

N/A

PIMCO Unconstrained Bond Fund

0.30
%

N/A

0.40
%

0.30
%

0.70
%

PIMCO Unconstrained Tax Managed Bond Fund

0.30
%

N/A

0.40
%

0.30
%

0.70
%

(1)

  For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 166.

(2)

  Effective February 24, 2009, the Fund is no longer waiving a portion of the advisory fee or the supervisory and administrative fee.

(3)

PIMCO has contractually agreed through July 31, 2011 to waive 0.05% of the supervisory and administrative fee to 0.50%.

(4)

As described below under “12b-1 Plan for Class D Shares,” the supervision and administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) which provides for the payment of up to 0.25% of the supervisory and administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the supervisory and administrative fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Management Fees.” The table above shows the total supervisory and administrative fee rate, including the
0.25% fee adopted in conformity with Rule 12b-1.

The PIMCO Treasury Money Market Fund was not operational during the fiscal year ended
March 31, 2010. The supervisory and administrative fees for the Class M, Class P, Administrative Class and Class D shares of the PIMCO Treasury Money Market Fund are at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class of shares taken separately) 0.06%, 0.16%, 0.06% and 0.31%. The Class D shares of the PIMCO Convertible Fund were not operational during the fiscal year ended March 31, 2010. The supervisory and administrative fees for the Class D shares of the PIMCO Convertible Fund are at the following annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the class of shares taken separately): 0.65%.

PIMCO has contractually agreed for the
PIMCO Treasury Money Market Fund, through July 31, 2011, to reduce total annual fund operating expenses for each of these Funds’ separate classes of shares, by waiving a portion of the Fund’s supervisory and administrative fee or reimbursing the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to a separate class of shares, respectively. Under the Expense Limitation Agreement, which

renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods not exceeding three years, provided that organizational expenses and pro rata Trustees’ fees, plus recoupment, do not exceed the Expense Limit.

■

12b-1 Plan for Class D Shares. The Funds’ supervision and administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D supervisory and administrative fees paid under the supervision and administration agreement may represent reimbursement for activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Although the Funds intend to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), to the extent that such fees are deemed not to be “service fees”, Class D shareholders may,

133

PIMCO Funds

depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by the relevant rules of the FINRA. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of a shareholder’s investment in Class D shares and may cost more than other types of sales charges.

Temporary Fee Waivers,
Reductions and Reimbursements

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, PIMCO and certain affiliates have entered into a fee and expense limitation agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s supervisory and administrative fee; and (iii) third, to the extent necessary, a Fund’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from a
Fund any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The
Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service fees (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

To the extent PIMCO or its affiliates waive, reduce or reimburse any portion of the distribution and/or service (12b-1) fees pursuant to the Agreement, PIMCO or its affiliates may pay or reimburse financial institutions for services for which such financial institutions normally receive distribution and/or service (12b-1) fees from the applicable Fund out of PIMCO’s or its affiliates’ own assets. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and supervisory and administrative fees paid to PIMCO by the Funds. Such activities by PIMCO or its affiliates may provide incentives to financial institutions to sell shares of the Funds. Additionally, these activities may give PIMCO or its affiliates additional access to sales representatives of such financial institutions, which may increase sales Fund shares.

Individual
 Portfolio
 Managers

The following individuals have
primary responsibility for managing each of the noted Funds.

Fund

Portfolio Manager

Since

Recent Professional Experience

PIMCO California Intermediate Municipal
Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO MuniGO

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal
Income

John Cummings

10/05
 8/06
 7/06   12/08
 7/09   12/08
12/08
     *
* *

Executive Vice President, PIMCO. He joined PIMCO in 2002. Prior to joining PIMCO, he served as Vice President of Municipal Trading at Goldman,
Sachs & Co. Mr. Cummings joined Goldman, Sachs & Co. in 1997.

PIMCO Convertible

Jonathan L. Horne

03/10

Senior Vice President, PIMCO. Mr. Horne currently focuses on credit derivatives and relative value and previously served on the interest rate derivatives desk, where he specialized in U.S. dollar swaps and swaptions. Prior to joining PIMCO in 2006, he focused on risk management and volatility trading for a multi-strategy hedge fund.

  PIMCO Low Duration
 PIMCO Low Duration II
 PIMCO Low Duration III
 PIMCO Moderate Duration
PIMCO Total Return PIMCO Total Return II PIMCO Total Return III

William H. Gross

5/87
 5/87   10/91
 12/96   5/87
 12/91
5/91
*    *
 *    *
 *    *
*

Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since
1971.

134

Prospectus

Fund

Portfolio Manager

Since

Recent Professional Experience

  PIMCO Diversified Income
PIMCO Floating Income

Curtis Mewbourne

10/05
10/05

Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

  PIMCO Developing Local Markets
PIMCO Emerging Local Bond

Michael Gomez

5/05
12/06
* *

Executive Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr.
Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

PIMCO Emerging Markets and Infrastructure Bond

Brigitte Posch

7/09
*

Executive Vice President, PIMCO. She joined PIMCO in 2008 and is a member of the emerging markets portfolio management team. Prior to joining
PIMCO, she was a managing director and head of Latin American securitization and trading at Deutsche Bank (2006-2008). Ms. Posch was previously a director with Ambac, responsible for developing asset- and mortgage-backed securities in emerging markets (2005-2006). Before joining Ambac, she was a vice president and senior credit officer with Moody’s Investors Service (1998-2005).

  PIMCO Extended Duration
 PIMCO Long-Term U.S. Government
PIMCO Long Duration Total Return

Stephen Rodosky

7/07
 7/07
7/07

Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

  PIMCO Foreign Bond (Unhedged)
 PIMCO Foreign Bond (U.S. Dollar-Hedged)
 PIMCO Global Bond (Unhedged)
PIMCO Global Bond (U.S. Dollar-Hedged)

Scott A. Mather

2/08
 2/08   2/08
2/08

Managing Director, PIMCO. He is a member of PIMCO’s Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

PIMCO Global Advantage Strategy Bond

Mohamed El- Erian***

2/09
*

Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company
(HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined
PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

  PIMCO Emerging Markets Bond
PIMCO Global Advantage Strategy Bond***

Ramin Toloui

1/11
2/09

*

Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International
Affairs.

  PIMCO GNMA
PIMCO Mortgage-Backed Securities

W. Scott Simon

10/01
4/00

Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of mortgage-backed security pass-through trading at Bear Stearns & Co.

PIMCO High Yield

Andrew Jessop

1/10

Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

PIMCO Income

Daniel J. Ivascyn

3/07
*

Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

  PIMCO Investment Grade Corporate Bond
PIMCO Long-Term Credit

Mark Kiesel

11/02
3/09

*

Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO's investment strategy group. He has served as a Portfolio
Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

  PIMCO Government Money Market
 PIMCO Money Market
PIMCO Short-Term PIMCO Treasury Money Market

Jerome Schneider

1/11
 1/11   1/11
**

Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Real Return

Mihir Worah

12/07

Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

  PIMCO Unconstrained Bond
PIMCO Unconstrained Tax Managed Bond

Chris Dialynas

6/08 1/09
* *

Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO’s investment strategy group.

*

Inception of the Fund.

**

As of the date of this prospectus, the Fund has not commenced operations.

***

Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.

135

PIMCO Funds

Please see the Statement of Additional Information for
additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s
Distributor is PIMCO Investments LLC (“Distributor”). The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

CLASSES OF SHARES—INSTITUTIONAL CLASS, CLASS M, CLASS P,
ADMINISTRATIVE CLASS AND CLASS D SHARES

The Trust offers investors Institutional Class, Class M, Class P, Administrative Class and Class D shares of the Funds in this prospectus.

The Funds do not charge any sales charges (loads)
or other fees in connection with purchases, redemptions or exchanges of Institutional Class, Class M, Class P, Administrative Class or Class D shares of the Funds offered in this prospectus.

■

Service and Distribution (12b-1) Fees—Administrative Class
Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the 1940 Act.

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to Administrative Class shareholders. The Administrative Services
Plan permits reimbursement for costs and expenses incurred in connection with providing certain administrative services to Administrative Class shareholders.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

■

Arrangements with Service Agents—Institutional Class, Class M, Class
P and Administrative Class Shares. Institutional Class, Class M, Class P and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries
(“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to
Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

With respect to Class M shares, PIMCO and/or its affiliates make payments to selected financial intermediaries (“service agents”) for providing sub-accounting, administrative and/or shareholder processing services that are in addition to the supervisory and administrative services provided by PIMCO. The actual services provided by service agents, and the payments made for such services, vary from

136

Prospectus

firm to firm. PIMCO and/or its affiliates will pay an amount that may be based on a fixed dollar amount, the number of customer accounts maintained by the institution, or a percentage of the value of shares sold to, or held by, customers of the service agent out of PIMCO’s and/or its affiliates’ resources, including the Class M supervisory and administrative fees paid under the Trust’s supervision and administration agreement, to service agents for providing the services described above. Payments described above may be material to service agents relative to other compensation paid by the Fund and/or PIMCO and/or its affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees paid to such service agents. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. PIMCO and/or its affiliates do not audit the service agents to determine whether such agents are providing the services for which they are receiving such payments.

In addition, PIMCO and/or its affiliates makes payments to selected brokers and other financial intermediaries
(“service agents”) for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to shareholders holding Class P shares in nominee or street name, including, without limitation, the following services: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services; acting as the shareholder of record and nominee for holders of Class P shares;
maintaining records of and receiving, aggregating and processing shareholder purchases and redemptions; communicating periodically with shareholders; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; processing, collecting and posting distributions to shareholder accounts; assisting in the establishment and maintenance of shareholder accounts; capturing and processing tax data; providing sub-accounting services; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services. The actual services provided, and the payments made for such services, vary from firm to firm. PIMCO currently estimates that it and/or its affiliates will pay up to 0.10% per annum of the value of assets in the relevant accounts for providing the services described above. Payments described above may be material to service agents relative to other compensation paid by the Funds and/or PIMCO and/or its affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees paid to such service agents. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. PIMCO and/or its affiliates do not audit the service agents to determine whether such agents are providing the services for which they are receiving such payments.

■

Financial Service Firms—Class D Shares. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by a shareholder’s account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. A firm may independently establish and charge transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce a shareholder’s investment returns on Class D shares of the Funds.

A financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher. A firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Shareholders who hold Class D shares of a Fund through a financial service firm should contact that firm for information.

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This
prospectus should be read in connection with a financial service firm’s materials regarding its fees and services.

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Payments to Financial Firms—Class D Shares Some or all of the distribution fees and servicing fees described above for Class D shares are paid or “reallowed” to the broker, dealer, financial adviser, insurance company, bank or other financial entity through which a shareholder purchases shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares
(including the shares offered in this prospectus) or provides services for mutual fund shareholders.

In addition, the Distributor, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”)
may from time to time make payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the
Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. A shareholder who holds Class D shares of a Fund through a financial firm should consult with the shareholder’s financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and PIMCO will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of
Additional Information.

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Payments by PIMCO. From time to time, PIMCO may pay or reimburse broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Funds. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and supervisory and administrative fees paid to PIMCO by the Funds. Such activities by PIMCO may provide incentives to financial institutions to sell shares of the Funds. Additionally, these activities may give
PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law,
PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

PURCHASES, REDEMPTIONS AND EXCHANGES

Purchasing Shares—Institutional Class, Class M, Class
P, and Administrative Class Shares

Investors may purchase Institutional Class, Class M, Class P and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge by the
Trust.

Institutional Class shares are offered
primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class M shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, high net worth individuals, and through intermediary trading platforms and portals that provide specialized sub-accounting and shareholder processing services.
Class M shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Class P shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries. Broker-dealers, other intermediaries, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances also may purchase Class P shares. These entities may purchase Class P shares only if the plan or program for which the shares are being acquired will not require a Fund to pay any type of administrative payment per participant account to any third party.

Administrative Class shares are offered primarily through
employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either Institutional Class, Class M, Class P or Administrative Class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of
PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

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Investment
Minimums. The minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is
$1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

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  Initial Investment. Investors may open an account by completing a Client Registration Application and sending a facsimile to 1-816-421-2861. The completed

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Client Registration Application may also be mailed to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling
1-800-927-4648.

Except as
described below, an investor may purchase Institutional Class, Class M, Class P and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer
Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must provide trade instructions with the following information: name of authorized person, account name, account number, name of Fund and share class, and amount being wired. The investor may telephone the Trust at 1-800-927-4648 or send a facsimile to the Trust at 1-816-421-2861.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

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Additional Investments. An investor may purchase additional Institutional Class, Class M, Class P and Administrative Class shares of the Funds at any time by sending a facsimile or calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

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Other Purchase Information. Purchases of a Fund’s Institutional Class, Class M, Class P and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The
Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Subject to
the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for

purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans. Institutional Class, Class M, Class P and Administrative Class shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option.
Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Purchasing Shares—Class D Shares

Class D shares of each Fund are
continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms—Class D Shares” above.

In connection with purchases, a financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge for such services. To purchase shares of the Funds directly from the Distributor, an investor should inquire about the other classes of shares offered by the Trust. An investor may call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in a
shareholder’s account at a financial service firm and, generally, the firm will hold a shareholder’s Class D shares in nominee or street name as your agent. In most

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cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and a shareholder may obtain information about accounts only through the financial service firm. In certain circumstances, the firm may arrange to have shares held in a shareholder’s name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, a shareholder may contact the Distributor at 1-800-426-0107 for information about the account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to
require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Investment Minimums.  The following investment minimums
apply for purchases of Class D shares.

Initial Investment

Subsequent Investments

$1,000 per Fund

$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.
The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

A financial service firm may impose different investment minimums than the Trust. For example, if a shareholder’s firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when a shareholder invests in Class D shares of the Fund through the firm. A Class D shareholder should contact the financial service firm for information.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations

Except for the PIMCO Government
Money Market and PIMCO Treasury Money Market Funds, a purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

With respect to the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, a purchase order received by the Fund or its designee prior to 5:30 p.m., Eastern time (or an earlier time if the Fund closes early), on a day the Fund is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after 5:30 p.m., Eastern time, will be effected at the NAV determined on the next day that the Fund is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to 5:30 p.m., Eastern time, and communicated to the Fund or its designee prior to such time as agreed upon by the Trust and intermediary will be effected at the NAV determined on the business day the order was received by the broker-dealer or other financial intermediary. The Fund is “open for business” on each day the NYSE and Federal Reserve Bank of New York (“Federal Reserve”) are open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close trading early, the Fund may close trading early. Purchase orders for the Fund will be accepted only on days on which the Fund is open for business.

Except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, a redemption request received by the Trust or its designee prior to the

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close of regular trading on the NYSE (normally 4:00 p.m., Eastern time (the “NYSE Close”)), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary. The request must properly identify all relevant information such as account name, account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an Authorized Person (as defined below).

With respect to the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, a redemption request received by the Fund or its designee prior to 5:30 p.m., Eastern time, on a day the Fund is open for business, is effective on that day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Fund or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to 5:30 p.m., Eastern time, and communicated to the Fund or its designee prior to such time as agreed upon by the Trust and intermediary will be effected at the NAV determined on the business day the order was received by the broker-dealer or other financial intermediary. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an Authorized Person.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed (other than weekends or holidays), or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors, including liquidation of the Government Money Market Fund, Money Market Fund or Treasury Money Market Fund as provided in Section 22(e), and rules thereunder, of the 1940 Act. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may expose the Funds to risks associated with market timing activities. For example, since some of the Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets, securities of distressed companies or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees

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has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods.

First, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

Verification of Identity

To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name;
2.	Date of birth (for individuals);
3.	Residential or business street address; and
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Redeeming Shares—Institutional Class, Class M, Class P and Administrative Class shares

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Redemptions in Writing. An investor may redeem (sell) Institutional Class, Class M, Class P and Administrative Class shares by submitting a written request, by sending a facsimile to 1-816-421-2861 or by mail to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. The redemption request should state all relevant information including account name, account number, name of Fund and share class, redemption amount (in dollars or shares), and must be executed by an Authorized Person.

Furthermore, an investor that elects to utilize e-mail redemptions on the Client Registration Application (or subsequently in writing) may request redemptions by sending an email to pimcoteam@bfdsmidwest.com. The

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redemption request should state all relevant information including account name, account number, name of Fund and share class, redemption amount (in dollars or shares), and must be executed by an Authorized Person.

Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including those by fax or e-mail) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by utilizing fax or e-mail redemption, they may be giving up a measure of security that they might have if they were to redeem their shares by mail. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by fax or e-mail when desired. The Transfer Agent also provides written confirmation of transactions as a procedure designed to confirm that instructions are genuine.

All redemptions, whether initiated by mail, fax or e-mail, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Redemptions by Telephone. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648. An Authorized Person must state his or her name, account name, account number, name of Fund and share class, and redemption amount (in dollars or shares). Redemption requests of an amount of $10 million or more must be submitted in writing by an Authorized Person.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing him or herself to be an Authorized Person, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions initiated by telephone will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

An Authorized Person may decline telephone exchange or redemption privileges after an account is opened by providing the Transfer Agent letter of instruction. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, email or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

For shareholder protection, a request to change information contained in an account registration must be received in writing, signed by an Authorized Person. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an Authorized Person, and accompanied by a Medallion signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Medallion Signature Guarantee.”

Redeeming Shares—Class D shares

An investor may sell (redeem) Class D shares through the investor’s financial service firm on any day the NYSE is open. An investor does not pay any fees or other charges to the Trust or the Distributor when selling shares, although the financial service firm may charge for its services in processing a redemption request. An investor should contact the firm for details. If an investor is the holder of record of Class D shares,

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the investor may contact the Distributor at 1-800-426-0107 for information regarding how to sell shares directly to the Trust.

A financial service firm is obligated to transmit an investor’s redemption orders to the Distributor promptly and is responsible for ensuring that a redemption request is in proper form. The financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for its services. Redemption proceeds will be forwarded to the financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Medallion Signature Guarantee

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Minimum Account Size

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

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Institutional Class, Class M, Class P and Administrative Class. The Trust reserves the right to redeem Institutional Class, Class M, Class P and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 60 days to bring the value of its account up to at least $100,000.

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Class D. Investors should maintain an account balance in each Fund held by an investor of at least the minimum investment necessary to open the particular type of account. If an investor’s balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor’s remaining shares and close that Fund account after giving the investor at least 60 days to increase the account balance. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Exchange Privilege

An investor may exchange each class of shares of a Fund for shares of the same class of any other fund of the Trust that offers that class based on the respective NAVs of the shares involved. An investor may also exchange Class M shares of a Fund for Institutional Class shares of any other fund of the Trust that offers Institutional Class shares based on the respective NAVs of the shares involved. An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust. Class M shares of a Fund may also be exchanged for Institutional Class shares of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust. Requests to exchange shares of the PIMCO Government Money Market or PIMCO Treasury Money Market Funds for shares of other funds

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of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s NAV for those funds. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

An investor may exchange Institutional Class, Class M, Class P and Administrative Class shares of a Fund by following the redemption procedure described above under “Redemptions in Writing” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may exchange or obtain additional information about exchange privileges for Class D shares by contacting the investor’s financial service firm. The financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

Shares of the Fund may also be exchanged directly for shares of another class of the Fund, subject to any applicable sales charge, as described in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive an additional copy of these documents and your shares are held directly with the Trust, please contact the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly.

HOW FUND SHARES ARE PRICED

The NAV of a Fund’s Institutional Class, Class M, Class P, Administrative Class and Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the PIMCO Government Money Market and the PIMCO Treasury Money Market Funds, each Fund’s shares are valued as of the NYSE Close on each day that the NYSE is open. PIMCO Government Money Market Fund and PIMCO Treasury Money Market Fund shares are valued as of 5:30 p.m., Eastern time, on each day the NYSE and Federal Reserve are open. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

Except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security will be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign securities that do not trade when the NYSE is open are

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also valued at fair value. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when you are unable to buy or sell shares.

The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter

“stale price arbitrage” as discussed above under “Abusive Trading Practices.”

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares. Generally, when the Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

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FUND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the service and/or distribution fees applicable to certain classes of shares. The following table shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
All Funds other than the PIMCO Convertible Fund	•
PIMCO Convertible Fund		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by an Authorized Person, indicating the account name, account number, name of Fund and share class and wiring instructions. A shareholder may elect to invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers that class of shares at NAV. A shareholder must have an account existing in the fund selected for investment with the identical registered name. This option must be elected when the account is set up.

With respect to the Funds whose policy it is to declare dividends daily (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds), if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s NAV, but dividends will not begin to accrue until the following business day.

With respect to the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, if a purchase order for shares is received prior to 2:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 2:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s NAV, but dividends will not begin to accrue until the following business day. If shares are redeemed, dividends will stop accruing the day prior to the day the shares are redeemed.

A Class D shareholder may choose from the following distribution options:

■	Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

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Invest all distributions in Class D shares of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers Class D shares at NAV. A shareholder must have an account existing in the fund selected for investment with the identical registered name. This option must be elected when the account is set up.

■	Receive all distributions in cash (either paid directly or credited to the shareholder’s account with the financial service firm). This option must be elected when the account is set up.

The financial service firm may offer additional distribution reinvestment programs or options. Please contact the firm for details.

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Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions. If a shareholder elects to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to the address of record, the Trust’s Transfer Agent will hold the returned checks for the shareholder’s benefit in a non-interest bearing account.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend.”

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Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on taxable Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, taxable Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are generally taxable to shareholders as ordinary income. Under current law (scheduled to expire after 2010), a portion of distributions may be qualified dividends taxable at lower rates for individual shareholders. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund taxable distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

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Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

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Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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A Note on the PIMCO Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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A Note on the Municipal Funds. Dividends paid to shareholders of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds (collectively, the “Municipal Funds”) and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund and PIMCO New York Municipal Bond Fund

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intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income and PIMCO New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

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A Note on the PIMCO Unconstrained Tax Managed Bond Fund. Dividends paid to shareholders of the Fund are expected to be designated by the Fund as “exempt-interest dividends” to the extent that such dividends are derived from Municipal Bond interest and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax and will be subject to state tax in most states. The payment of a portion of the Fund’s dividends as dividends exempt from federal income tax will not provide additional tax benefits to investors in tax-sheltered retirement plans or individuals not subject to federal income tax.

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Backup Withholding. Each Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Any foreign shareholders would (with certain exceptions) generally be subject to U.S. tax withholding of 30% (or lower applicable treaty rate) on distributions from the Funds.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Funds described under “Fund Summaries” and “Description of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Certain Funds seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation, or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the

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economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

■	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	loan participations and assignments;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
■	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
■	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
■	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
■	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds (other than the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate on a security is reset (in the case of variable-rate securities).

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. government does not guarantee the NAV of the Funds’ shares. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities,

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which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds

Municipal Bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal Bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated Municipal Bonds are subject to greater credit and market risk than higher quality Municipal Bonds. The types of Municipal Bonds in which the Funds may invest include municipal lease obligations, municipal general obligation bonds, municipal cash equivalents, and pre-refunded and escrowed to maturity municipal bonds. The Funds may also invest in industrial development bonds, which are Municipal Bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are Municipal Bonds.

Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by a Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). While still tax-exempt, pre-refunded Municipal Bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Investment in pre-refunded Municipal Bonds held by a Fund may subject the Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if a Fund sells pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

The Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying Municipal Bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying Municipal Bond.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities,

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mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Certain Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive

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industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. The PIMCO Convertible, PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets and Infrastructure Bond, PIMCO Emerging Markets Bond, PIMCO Global Advantage Strategy Bond, PIMCO High Yield Municipal Bond, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or present an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, each Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-

indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations,

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and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Common stock represents equity ownership in a company and typically provides the common stockholder the power to vote on certain corporate actions, including the election of the company’s directors. Common stockholders participate in company profits through dividends and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in convertible securities and equity securities. The PIMCO Total Return Fund may not purchase common stock, but this limitation does not prevent the Fund from holding common stock obtained through the conversion of convertible securities or common stock that is received as part of a corporate reorganization or debt restructuring (for example, as may occur during bankruptcies or distressed situations). Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-

producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund

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(except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income, PIMCO Total Return II and PIMCO Treasury Money Market Funds) may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign (non-U.S.) securities involves special risks and considerations not typically associated with investing in U.S. securities. Investors should consider carefully the substantial risks involved for

Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Emerging Market Securities. Each Fund that may invest in foreign (non-U.S.) securities (other than the PIMCO Money Market Fund) may invest in securities and instruments that are economically tied to emerging market countries. The PIMCO Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities and instruments noted in the Fund’s Fund Summary. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging

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market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to realize a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

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Foreign Currency Transactions. Funds that invest in securities denominated in foreign (non-U.S.) currencies may engage in foreign currency transactions on a spot (cash) basis, enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign

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currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days and which may not be terminated within seven days at approximately the amount at which a Fund has valued the agreements are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements and dollar rolls. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund (expect the PIMCO Global Bond Fund (U.S. Dollar-Hedged)) may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to  1/3 of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities. A Fund may also borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets. The PIMCO Global Bond Fund (U.S. Dollar-Hedged) may not borrow in excess of 10% of the value of its total assets and then only as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes.

Derivatives

Each Fund (except the PIMCO Government Money Market Fund, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between different interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded

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funds). Each Fund (except the PIMCO Government Money Market Fund, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a

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Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Money Market, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet

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such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions. When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to a security. If the other party to a transaction fails to pay for the securities, a Fund could realize a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Investment in Other Investment Companies

Each Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including exchange-traded funds, or in pooled accounts, or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom. A Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. As a shareholder of an investment company or other pooled vehicle, a Fund may indirectly bear investment advisory fees, supervisory and administrative fees, service fees and other fees which are in addition to the fees the Fund pays its service providers.

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Fund.

Small-Cap and Mid-Cap Companies

Certain Funds may invest in small-capitalization and mid-capitalization companies. The Funds consider a small-cap company to be a company with a market capitalization of up to $1.5 billion and a mid-cap company to be a company with a market capitalization of between $1.5 billion and $10 billion. Investments in small-cap and mid-cap companies involve greater risk than investments in large-capitalization companies. Small and mid-cap companies may not have an established financial history, which can present valuation challenges. The securities of small and mid-cap companies may be subject to increased market fluctuations, due to less liquid markets and more limited managerial and financial resources. A Fund’s investments in small and mid-cap companies may increase the volatility of the Fund’s portfolio.

Short Sales

A Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other

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institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. Each Fund making a short sale (other than a “short sale against the box”) must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder and other federal securities laws. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Illiquid Securities

Each Fund may invest up to 15% of its net assets (5% of total assets in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) (taken at the time of investment) in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” When the portfolio manager deems it appropriate and particularly during periods of volatile market movements, each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. Higher portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Please see a Fund’s “Fund Summary—Portfolio Turnover” or the “Financial Highlights” in this prospectus for the portfolio turnover rates of the Funds that were operational during the last fiscal year.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

From time to time, as the prevailing market and interest rate environment warrants, and at the discretion of its portfolio manager, some portion of the PIMCO Government Money Market and PIMCO Treasury Money Market Funds’ total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued

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U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such case, Fund assets will be held in cash in the Fund’s custody account. Cash assets are not income-generating and would impact a Fund’s current yield.

Changes in Investment Objectives and Policies

The investment objectives of the PIMCO California Short Duration Municipal Income, PIMCO Developing Local Markets, PIMCO Emerging Local Bond, PIMCO Emerging Markets and Infrastructure Bond, PIMCO Extended Duration, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Income, PIMCO Long Duration Total Return, PIMCO Long-Term Credit, PIMCO MuniGO, PIMCO Treasury Money Market, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds are non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Each of the PIMCO Convertible, PIMCO Developing Local Markets, PIMCO Emerging Local Bond, PIMCO Emerging Markets and Infrastructure Bond, PIMCO Emerging Markets Bond, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO Government Money Market, PIMCO Investment Grade Corporate Bond, PIMCO Long-Term Credit, PIMCO Long-Term U.S. Government Bond, PIMCO Mortgage-Backed Securities, PIMCO Treasury Money Market, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax-Managed Bond Funds has adopted a non-fundamental investment policy, and each of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds has adopted a fundamental investment policy, to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional Class, Class M, Class P, Administrative Class and Class D shares of each Fund for the last five fiscal years or, if shorter, the period, since a Fund or class commenced operations. Certain information reflects financial results for a single Fund share. Because the PIMCO Treasury Money Market Fund had not commenced operations during the periods shown, financial performance information is not provided for the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is available free of charge by calling the Trust at the phone number on the back of this prospectus. The annual report is also available for download free of charge on the Trust’s Web site at http://www.pimco.com. Note: All footnotes to the financial highlights table appear at the end of the tables.

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income
California Intermediate Municipal Bond Fund
Institutional Class
03/31/2010	$8.72	$0.37	$0.67	$1.04	$(0.37)
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)
03/31/2007	9.83	0.40	0.10	0.50	(0.40)
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)
Class P
03/31/2010	8.72	0.36	0.67	1.03	(0.36)
04/30/2008 – 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)
Class D
03/31/2010	8.72	0.34	0.67	1.01	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)
03/31/2007	9.83	0.36	0.10	0.46	(0.36)
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)
California Short Duration Municipal Income Fund
Institutional Class
03/31/2010	$9.99	$0.20	$0.14	$0.34	$(0.20)
03/31/2009	9.99	0.28	0.02	0.30	(0.30)
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)
08/31/2006 – 03/31/2007	10.00	0.19	0.04	0.23	(0.19)
Class P
03/31/2010	9.99	0.17	0.16	0.33	(0.19)
05/30/2008 – 03/31/2009	9.99	0.21	0.03	0.24	(0.24)
Class D
03/31/2010	9.99	0.16	0.14	0.30	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)
08/31/2006 – 03/31/2007	10.00	0.17	0.04	0.21	(0.17)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.

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Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.37)	$9.39	12.12%	$46,641	0.445%		0.44	5%	0.445%		0.44	5%	4.06%		47%
(0.41)	8.72	(3.67)	65,751	0.445		0.44	5	0.445		0.44	5	4.34		72
(0.40)	9.47	(0.60)	106,867	0.445		0.44	5	0.445		0.44	5	4.24		37
(0.40)	9.93	5.14	101,792	0.445		0.44	5	0.445		0.44	5	4.01		59
(0.39)	9.83	2.65	93,639	0.56	(b)	0.5	6 (b)	0.46	(b)	0.4	6 (b)	3.93		131

(0.36)	9.39	12.01	1,562	0.545		0.54	5	0.545		0.54	5	3.86		47
(0.37)	8.72	(4.40)	9	0.545	*	0.54	5*	0.545	*	0.54	5*	4.37	*	72

(0.34)	9.39	11.76	5,096	0.775		0.77	5	0.775		0.77	5	3.69		47
(0.38)	8.72	(3.99)	2,958	0.775		0.77	5	0.775		0.77	5	4.05		72
(0.37)	9.47	(0.95)	1,961	0.795	(c)	0.79	5 (c)	0.795	(c)	0.79	5 (c)	3.87		37
(0.36)	9.93	4.74	2,358	0.825		0.82	5	0.825		0.82	5	3.63		59
(0.35)	9.83	2.26	2,402	0.94	(b)	0.9	4 (b)	0.84	(b)	0.8	4 (b)	3.57		131

$(0.20)	$10.13	3.46%	$106,163	0.33	% (d)	0.3	3% (d)	0.33	% (d)	0.3	3% (d)	1.98%		59%
(0.30)	9.99	3.03	88,779	0.35		0.3	5	0.35		0.3	5	2.81		173
(0.35)	9.99	3.05	10,825	0.35		0.3	5	0.35		0.3	5	3.45		92
(0.19)	10.04	2.33	2,884	0.35	*	1.8	0*	0.35	*	1.8	0*	3.29	*	83

(0.19)	10.13	3.36	24,454	0.44	(d)	0.4	4 (d)	0.44	(d)	0.4	4 (d)	1.64		59
(0.24)	9.99	2.48	3,978	0.45	*	0.4	5*	0.45	*	0.4	5*	2.58	*	173

(0.16)	10.13	3.05	8,608	0.74	(d)	0.7	4 (d)	0.74	(d)	0.7	4 (d)	1.54		59
(0.26)	9.99	2.62	4,812	0.75		0.7	5	0.75		0.7	5	2.40		173
(0.31)	9.99	2.60	871	0.77	(c)	0.7	7 (c)	0.77	(c)	0.7	7 (c)	2.88		92
(0.17)	10.04	2.12	10	0.70	*	2.2	1*	0.70	*	2.2	1*	2.92	*	83

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FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Convertible Fund
Institutional Class
03/31/2010	$8.31	$0.73	$4.62	$5.35	$(0.41)	$0.00	$0.00
03/31/2009	13.07	0.32	(4.83)	(4.51)	(0.25)	0.00	0.00
03/31/2008	13.74	0.28	(0.70)	(0.42)	(0.25)	0.00	0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00	0.00
Administrative Class
03/31/2010	8.51	0.94	4.53	5.47	(0.41)	0.00	0.00
03/31/2009	13.36	0.31	(4.96)	(4.65)	(0.20)	0.00	0.00
03/31/2008	14.04	0.23	(0.70)	(0.47)	(0.21)	0.00	0.00
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00	0.00
Developing Local Markets Fund
Institutional Class
03/31/2010	$8.07	$0.23	$2.17	$2.40	$(0.15)	$0.00	$(0.08)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00
05/31/2005 – 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)	0.00
Class P
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)
04/30/2008 – 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 – 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 – 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

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Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.41)	$13.25	64.89%	$498,336	0.65%		0.00%		0.65%		0.00%		6.78%		203%
(0.25)	8.31	(35.02)	994,199	0.66		0.00		0.65		0.00		3.51		98
(0.25)	13.07	(3.16)	333,851	0.76		0.00		0.65		0.00		1.99		149
(0.54)	13.74	13.45	59,765	0.74		0.00		0.65		0.00		1.64		78
(0.34)	12.62	8.70	53,838	0.65		0.00		0.65		0.00		0.93		71

(0.41)	13.57	64.68	58,040	0.90		0.00		0.90		0.00		7.47		203
(0.20)	8.51	(35.24)	2,989	0.91		0.00		0.90		0.00		2.64		98
(0.21)	13.36	(3.42)	12	1.05		0.00		0.90		0.00		1.63		149
(0.50)	14.04	13.12	13	0.99		0.00		0.90		0.00		1.39		78
(0.31)	12.89	8.43	11	0.90		0.00		0.90		0.00		0.68		71

$(0.23)	$10.24	29.94%	$2,111,435	0.85%		0.85%		0.85%		0.85%		2.34%		190%
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11
(0.30)	10.46	7.66	1,644,442	0.86	* (b)	0.86	* (b)	0.86	* (b)	0.86	* (b)	3.54	*	6

(0.22)	10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.21)	10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.19)	10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11
(0.26)	10.46	7.26	224,896	1.25	* (c)	1.25	* (c)	1.25	* (c)	1.25	* (c)	3.19	*	6

167

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Diversified Income Fund
Institutional Class
03/31/2010	$8.51	$0.55	$2.54	$3.09	$(0.61)	$0.00	$(0.01)
03/31/2009	10.71	0.58	(1.94)	(1.36)	(0.63)	(0.21)	0.00
03/31/2008	11.13	0.63	(0.36)	0.27	(0.67)	(0.02)	0.00
03/31/2007	11.01	0.60	0.30	0.90	(0.63)	(0.15)	0.00
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)	0.00
Class P
03/31/2010	8.51	0.54	2.54	3.08	(0.60)	0.00	(0.01)
04/30/2008 – 03/31/2009	10.88	0.52	(2.12)	(1.60)	(0.56)	(0.21)	0.00
Administrative Class
03/31/2010	8.51	0.53	2.54	3.07	(0.59)	0.00	(0.01)
03/31/2009	10.71	0.56	(1.95)	(1.39)	(0.60)	(0.21)	0.00
03/31/2008	11.13	0.60	(0.36)	0.24	(0.64)	(0.02)	0.00
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)	0.00
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)	0.00
Class D
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00
Emerging Local Bond Fund
Institutional Class
03/31/2010	$7.77	$0.56	$2.68	$3.24	$(0.63)	$0.00	$0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 – 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00
05/30/2008 – 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 – 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 – 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.55%.

168

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.62)	$10.98	37.21%	$2,416,831	0.76%		0.00%		0.75%		0.00%		5.44%		259%
(0.84)	8.51	(12.92)	1,749,358	0.79		0.00		0.75		0.00		6.09		244
(0.69)	10.71	2.50	2,113,025	0.83		0.00		0.75		0.00		5.79		234
(0.78)	11.13	8.42	2,155,586	0.75		0.00		0.75		0.00		5.43		190
(0.71)	11.01	7.94	1,415,321	0.75		0.00		0.75		0.00		5.28		128

(0.61)	10.98	37.08	13,327	0.86		0.00		0.85		0.00		5.23		259
(0.77)	8.51	(14.81)	8	0.89	*	0.00		0.85	*	0.00		6.07	*	244

(0.60)	10.98	36.87	6,954	1.01		0.00		1.00		0.00		5.20		259
(0.81)	8.51	(13.14)	4,062	1.04		0.00		1.00		0.00		5.88		244
(0.66)	10.71	2.25	4,759	1.08		0.00		1.00		0.00		5.54		234
(0.75)	11.13	8.14	4,818	1.00		0.00		1.00		0.00		5.17		190
(0.68)	11.01	7.67	4,020	1.00		0.00		1.00		0.00		5.02		128

(0.58)	10.98	36.67	38,747	1.16		0.00		1.15		0.00		5.01		259
(0.80)	8.51	(13.26)	18,412	1.19		0.00		1.15		0.00		5.67		244
(0.64)	10.71	2.10	28,357	1.23		0.00		1.15		0.00		5.39		234
(0.73)	11.13	7.99	31,332	1.15		0.00		1.15		0.00		5.01		190
(0.66)	11.01	7.50	36,509	1.15		0.00		1.15		0.00		4.87		128

$(0.63)	$10.38	42.71%	$1,950,140	0.92	% (b)	0.92	% (b)	0.92	% (b)	0.92	% (b)	5.85%		174%
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.63)	10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.61)	10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.59)	10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

169

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Emerging Markets and Infrastructure Bond Fund
Institutional Class
07/01/2009 – 03/31/2010	$10.00	$0.48	$1.33	$1.81	$(0.47)	$(0.05)	$0.00
Emerging Markets Bond Fund
Institutional Class
03/31/2010	$8.55	$0.55	$2.14	$2.69	$(0.12)	$0.00	$(0.48)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)	0.00
Class P
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)
04/30/2008 – 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00
Administrative Class
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)	0.00
Class D
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
Extended Duration Fund
Institutional Class
03/31/2010	$12.56	$0.42	$(2.38)	$(1.96)	$(0.44)	$(2.77)	$0.00
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)	0.00
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)	0.00
08/31/2006 – 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)	0.00
Class P
03/31/2010	12.56	0.41	(2.38)	(1.97)	(0.43)	(2.77)	0.00
09/11/2008 – 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)	0.00
Floating Income Fund
Institutional Class
03/31/2010	$7.00	$0.42	$2.12	$2.54	$(0.50)	$0.00	$0.00
03/31/2009	9.05	0.44	(2.03)	(1.59)	0.00	0.00	(0.46)
03/31/2008	10.55	0.55	(1.27)	(0.72)	(0.64)	(0.12)	(0.02)
03/31/2007	10.39	0.53	0.32	0.85	(0.64)	(0.05)	0.00
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)	0.00
Class P
03/31/2010	7.00	0.42	2.11	2.53	(0.49)	0.00	0.00
04/30/2008 – 03/31/2009	9.43	0.38	(2.40)	(2.02)	0.00	0.00	(0.41)
Administrative Class
03/31/2010	7.00	0.40	2.12	2.52	(0.48)	0.00	0.00
03/31/2009	9.05	0.41	(2.02)	(1.61)	0.00	0.00	(0.44)
03/31/2008	10.55	0.52	(1.26)	(0.74)	(0.62)	(0.12)	(0.02)
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)	0.00
12/31/2005 – 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00	0.00
Class D
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.52	(1.28)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.
(c)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.48%.

170

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.52)	$11.29	18.50%	$162,653	1.25	%*	1.40	%*	1.25	%*	1.40	%*	5.80	%*	119%

$(0.60)	$10.64	32.21%	$1,999,540	0.85	% (b)	0.85	% (b)	0.84	% (b)	0.84	% (b)	5.58%		185%
(0.79)	8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		0.85		0.85		5.25		238
(0.96)	11.14	14.72	2,145,193	0.85		0.85		0.85		0.85		5.36		280

(0.59)	10.64	32.08	67,526	0.95	(c)	0.95	(c)	0.94	(c)	0.94	(c)	5.23		185
(0.72)	8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

(0.58)	10.64	31.88	14,172	1.10	(b)	1.10	(b)	1.09	(b)	1.09	(b)	5.30		185
(0.76)	8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		1.10		1.10		5.00		238
(0.93)	11.14	14.43	23,798	1.10		1.10		1.10		1.10		5.10		280

(0.56)	10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
(0.75)	8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		1.25		1.25		4.87		238
(0.91)	11.14	14.26	275,827	1.25		1.25		1.25		1.25		4.96		280

$(3.21)	$7.39	(16.80)%	$324,253	0.50%		0.50%		0.50%		0.50%		4.42%		615%
(0.86)	12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780
(0.48)	10.90	14.96	169,454	0.50		0.50		0.50		0.50		4.24		239
(0.35)	9.94	2.82	3,083	0.57	*	1.90	*	0.50	*	1.83	*	4.53	*	298

(3.20)	7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615
(0.67)	12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$(0.50)	$9.04	37.08%	$354,497	0.55%		0.00%		0.55%		0.00%		5.21%		318%
(0.46)	7.00	(18.10)	622,953	0.63		0.00		0.55		0.00		5.25		245
(0.78)	9.05	(7.27)	1,527,238	0.56		0.00		0.55		0.00		5.42		111
(0.69)	10.55	8.48	4,578,703	0.55		0.00		0.55		0.00		5.05		138
(0.51)	10.39	7.42	1,047,389	0.55		0.00		0.55		0.00		4.03		83

(0.49)	9.04	36.94	19,879	0.65		0.00		0.65		0.00		4.87		318
(0.41)	7.00	(21.44)	8	0.73	*	0.00		0.65	*	0.00		5.21	*	245

(0.48)	9.04	36.77	49	0.80		0.00		0.80		0.00		4.69		318
(0.44)	7.00	(18.30)	8	0.88		0.00		0.80		0.00		5.07		245
(0.76)	9.05	(7.48)	9	0.81		0.00		0.80		0.00		4.98		111
(0.67)	10.55	8.21	10,754	0.80		0.00		0.80		0.00		4.82		138
(0.13)	10.39	1.84	10	0.80	*	0.00		0.80	*	0.00		4.45	*	83

(0.47)	9.04	36.55	46,462	0.95		0.00		0.95		0.00		4.66		318
(0.43)	7.00	(18.42)	17,493	1.03		0.00		0.95		0.00		4.90		245
(0.74)	9.05	(7.62)	37,762	0.96		0.00		0.95		0.00		5.05		111
(0.65)	10.55	8.04	147,775	0.95		0.00		0.95		0.00		4.57		138
(0.47)	10.39	6.98	82,794	0.95		0.00		0.95		0.00		3.70		83

171

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2010	$8.02	$0.39	$1.92	$2.31	$(0.34)	$0.00	$0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00	(0.22)
Class P
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00
04/30/2008 – 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00
02/28/2006 – 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00	(0.03)
Class D
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2010	$9.05	$0.45	$1.56	$2.01	$(0.38)	$(0.37)	$0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)	0.00
Class P
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00
04/30/2008 – 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)	0.00
Class D
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

172

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.34)	$9.99	29.02%	$1,680,425	0.51%		0.51%		0.50%		0.50%		4.00%		485%
(1.43)	8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		0.50		0.50		3.79		644
(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		0.50		0.50		3.38		480

(0.33)	9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
(1.38)	8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

(0.31)	9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
(1.40)	8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		0.75		0.75		3.61		644
(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	0.75	*	0.75	*	3.72	*	480

(0.30)	9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
(1.38)	8.02	(18.57)	113,927	1.30	(b)	1.30	(b)	0.93	(b)	0.93	(b)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		0.95		0.95		3.40		644
(0.27)	9.90	(6.15)	104,470	0.95		0.95		0.95		0.95		2.95		480

$(0.75)	$10.31	22.82%	$2,004,065	0.52%		0.52%		0.50%		0.50%		4.51%		411%
(0.87)	9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		0.50		0.50		3.55		653
(0.66)	10.30	3.81	1,664,360	0.50		0.50		0.50		0.50		3.42		571

(0.74)	10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
(0.83)	9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

(0.73)	10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
(0.84)	9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		0.75		0.75		3.30		653
(0.63)	10.30	3.55	56,200	0.75		0.75		0.75		0.75		3.16		571

(0.71)	10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
(0.82)	9.05	(4.75)	105,439	1.13	(b)	1.13	(b)	0.93	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	266,367	0.95		0.95		0.95		0.95		2.95		571

173

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Global Advantage Strategy Bond Fund
Institutional Class
03/31/2010	$10.06	$0.28	$1.24	$1.52	$(0.31)	$(0.19)	$0.00
02/05/2009 – 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00	0.00
Class P
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)	0.00
02/05/2009 – 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00	0.00
Class D
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)	0.00
02/05/2009 – 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Global Bond Fund (Unhedged)
Institutional Class
03/31/2010	$8.12	$0.38	$1.50	$1.88	$(0.34)	$(0.21)	$0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00	(0.03)
Administrative Class
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00	(0.03)
Class D
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00
07/31/2008 – 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)
Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2010	$8.75	$0.36	$1.15	$1.51	$(0.32)	$(0.30)	$0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)	0.00
Class P
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00
04/30/2008 – 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

174

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.50)	$11.08	15.19%	$1,583,031	0.70%		0.70%		0.70%		0.70%		2.49%		268%
(0.04)	10.06	0.98	4,854	0.70	* (b)(c)	12.25	* (b)(c)	0.70	* (b)(c)	12.25	* (b)(c)	2.53	*	57

(0.49)	11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
(0.04)	10.06	0.97	10	0.80	* (b)(d)	10.88	* (b)(d)	0.80	* (b)(d)	10.88	* (b)(d)	2.35	*	57

(0.46)	11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
(0.03)	10.06	0.95	388	1.10	* (b)(e)	17.63	* (b)(e)	1.10	* (b)(e)	17.63	* (b)(e)	2.26	*	57

$(0.55)	$9.45	23.27%	$725,975	0.56%		0.56%		0.55%		0.55%		4.09%		462%
(1.27)	8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.84		0.55		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		0.55		0.55		3.48		543
(0.28)	9.50	(3.74)	788,283	0.55		0.55		0.55		0.55		3.32		551

(0.52)	9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462
(1.25)	8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		1.12		0.80		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		0.80		0.80		3.23		543
(0.26)	9.50	(3.97)	77,162	0.81		0.81		0.80		0.80		2.96		551

(0.51)	9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462
(1.12)	8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

$(0.62)	$9.64	17.70%	$185,704	0.55%		0.55%		0.55%		0.55%		3.84%		401%
(0.73)	8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		1.02		0.55		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		0.55		0.55		3.55		581
(0.68)	9.66	3.41	170,002	0.55		0.55		0.55		0.55		3.41		372

(0.61)	9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401
(0.70)	8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

(0.60)	9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401
(0.71)	8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		1.27		0.80		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		0.80		0.80		3.34		581
(0.65)	9.66	3.13	11	0.80		0.80		0.80		0.80		3.15		372

175

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
GNMA Fund
Institutional Class
03/31/2010	$11.33	$0.35	$0.66	$1.01	$(0.40)	$(0.32)	$0.00
03/31/2009	11.37	0.51	0.11	0.62	(0.53)	(0.13)	0.00
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)	0.00
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00	0.00
Class P
03/31/2010	11.33	0.32	0.67	0.99	(0.38)	(0.32)	0.00
04/30/2008 – 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)	0.00
Class D
03/31/2010	11.33	0.30	0.66	0.96	(0.35)	(0.32)	0.00
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00	0.00
Government Money Market Fund
Class M
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
01/27/2009 – 03/31/2009	1.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
05/14/2009 – 03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00	0.00
High Yield Fund
Institutional Class
03/31/2010	$6.56	$0.71	$2.52	$3.23	$(0.73)	$0.00	$0.00
03/31/2009	9.20	0.66	(2.62)	(1.96)	(0.59)	0.00	(0.09)
03/31/2008	9.94	0.68	(0.70)	(0.02)	(0.71)	(0.01)	0.00
03/31/2007	9.77	0.69	0.18	0.87	(0.69)	(0.01)	0.00
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00	0.00
Class P
03/31/2010	6.56	0.72	2.50	3.22	(0.72)	0.00	0.00
04/30/2008 – 03/31/2009	9.49	0.57	(2.89)	(2.32)	(0.55)	0.00	(0.06)
Administrative Class
03/31/2010	6.56	0.69	2.52	3.21	(0.71)	0.00	0.00
03/31/2009	9.20	0.65	(2.63)	(1.98)	(0.57)	0.00	(0.09)
03/31/2008	9.94	0.66	(0.71)	(0.05)	(0.68)	(0.01)	0.00
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)	0.00
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00	0.00
Class D
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.30%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.40%.

176

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.72)	$11.62	9.02%	$436,282	0.50%		0.50%		0.50%		0.50%		2.99%		1,747%
(0.66)	11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652
(0.64)	11.37	8.37	219,841	0.95		0.95		0.50		0.50		5.10		839
(0.53)	11.11	7.01	133,271	1.06		1.06		0.50		0.50		4.88		1,009
(0.45)	10.90	3.16	130,771	0.50		0.50		0.50		0.50		3.66		1,069

(0.70)	11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747
(0.60)	11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

(0.67)	11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747
(0.61)	11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	36,541	1.32		1.32		0.90		0.90		4.63		839
(0.49)	11.11	6.58	13,076	1.46		1.46		0.90		0.90		4.50		1,009
(0.41)	10.90	2.75	8,779	0.90		0.90		0.90		0.90		3.46		1,069

$0.00	$1.00	0.18%	$108,048	0.18%		0.21%		0.17%		0.20%		0.07%		N/A
0.00	1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	N/A

0.00	1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	N/A

$(0.73)	$9.06	50.75%	$4,956,393	0.56%		0.00%		0.55%		0.00%		8.77%		129%
(0.68)	6.56	(22.05)	4,134,522	0.53	(b)	0.00		0.52	(b)	0.00		8.48		354
(0.72)	9.20	(0.31)	4,006,599	0.51		0.00		0.50		0.00		7.12		187
(0.70)	9.94	9.19	4,237,307	0.50		0.00		0.50		0.00		7.04		75
(0.72)	9.77	8.38	3,890,064	0.50		0.00		0.50		0.00		7.25		105

(0.72)	9.06	50.60	239,075	0.66		0.00		0.65		0.00		8.58		129
(0.61)	6.56	(24.98)	30,272	0.64	* (c)	0.00		0.63	* (c)	0.00		9.05	*	354

(0.71)	9.06	50.38	765,317	0.81		0.00		0.80		0.00		8.51		129
(0.66)	6.56	(22.24)	615,431	0.78	(b)	0.00		0.77	(b)	0.00		8.17		354
(0.69)	9.20	(0.55)	852,327	0.76		0.00		0.75		0.00		6.88		187
(0.67)	9.94	8.93	900,832	0.75		0.00		0.75		0.00		6.81		75
(0.69)	9.77	8.11	737,876	0.75		0.00		0.75		0.00		6.98		105

(0.70)	9.06	50.23	712,360	0.91		0.00		0.90		0.00		8.41		129
(0.65)	6.56	(22.33)	509,635	0.91		0.00		0.90		0.00		8.22		354
(0.68)	9.20	(0.70)	370,463	0.91		0.00		0.90		0.00		6.73		187
(0.66)	9.94	8.75	434,491	0.90		0.00		0.90		0.00		6.64		75
(0.68)	9.77	7.94	452,885	0.90		0.00		0.90		0.00		6.83		105

177

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
High Yield Municipal Bond Fund
Institutional Class
03/31/2010	$6.76	$0.44	$1.31	$1.75	$(0.44)	$0.00
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00
07/31/2006 – 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)
Class P
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00
04/30/2008 – 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00
Class D
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 – 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)
Income Fund
Institutional Class
03/31/2010	$8.54	$0.67	$1.71	$2.38	$(0.71)	$0.00
03/31/2009	9.92	0.67	(1.41)	(0.74)	(0.64)	0.00
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class P
03/31/2010	8.54	0.66	1.71	2.37	(0.70)	0.00
04/30/2008 – 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00
Administrative Class
03/31/2010	8.54	0.64	1.72	2.36	(0.69)	0.00
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class D
03/31/2010	8.54	0.64	1.71	2.35	(0.68)	0.00
03/31/2009	9.92	0.67	(1.44)	(0.77)	(0.61)	0.00
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Investment Grade Corporate Bond Fund
Institutional Class
03/31/2010	$9.66	$0.61	$1.90	$2.51	$(0.65)	$(0.34)
03/31/2009	10.44	0.52	(0.74)	(0.22)	(0.52)	(0.04)
03/31/2008	10.37	0.53	0.11	0.64	(0.54)	(0.03)
03/31/2007	10.17	0.50	0.22	0.72	(0.50)	(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
Class P
03/31/2010	9.66	0.61	1.89	2.50	(0.64)	(0.34)
04/30/2008 – 03/31/2009	10.51	0.45	(0.80)	(0.35)	(0.46)	(0.04)
Administrative Class
03/31/2010	9.66	0.59	1.89	2.48	(0.62)	(0.34)
03/31/2009	10.44	0.50	(0.74)	(0.24)	(0.50)	(0.04)
03/31/2008	10.37	0.50	0.11	0.61	(0.51)	(0.03)
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
Class D
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)
03/31/2009	10.44	0.50	(0.76)	(0.26)	(0.48)	(0.04)
03/31/2008	10.37	0.48	0.12	0.60	(0.50)	(0.03)
03/31/2007	10.17	0.45	0.23	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.

178

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.44)	$8.07	26.44%	$80,986	0.54%		0.55%		0.54%		0.55%		5.73%		76%
(0.51)	6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29		140
(0.49)	9.03	(10.67)	118,066	0.54		0.55		0.54		0.55		5.06		160
(0.35)	10.63	9.95	18,906	0.55	*	1.10	*	0.55	*	1.10	*	4.94	*	94

(0.43)	8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40		76
(0.47)	6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38	*	140

(0.42)	8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35		76
(0.49)	6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09		140
(0.47)	9.03	(10.94)	7,605	0.84	(b)	0.90	(b)	0.84	(b)	0.90	(b)	4.65		160
(0.32)	10.63	9.61	3,426	0.95	*	1.59	*	0.95	*	1.59	*	4.42	*	94

$(0.71)	$10.21	28.71%	$418,593	0.45%		0.50%		0.40%		0.45%		7.04%		188%
(0.64)	8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153
(0.58)	9.92	5.09	289,824	1.44		1.57		0.40		0.53		5.84		276
0.00	10.00	0.00	25,006	0.40	*	0.40	*	0.40	*	0.40	*	(0.40	)*	0

(0.70)	10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188
(0.59)	8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

(0.69)	10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188
(0.62)	8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153
(0.55)	9.92	4.84	11	2.43		2.74		0.65		0.96		5.59		276
0.00	10.00	0.00	10	0.65	*	0.65	*	0.65	*	0.65	*	(0.65	)*	0

(0.68)	10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188
(0.61)	8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153
(0.55)	9.92	4.79	342	1.67		1.75		0.70		0.78		5.43		276
0.00	10.00	0.00	10	0.70	*	0.70	*	0.70	*	0.70	*	(0.70	)*	0

$(0.99)	$11.18	26.70%	$4,687,510	0.50%		0.00%		0.50%		0.00%		5.65%		248%
(0.56)	9.66	(2.03)	3,117,364	0.50		0.00		0.50		0.00		5.28		348
(0.57)	10.44	6.35	48,596	0.57		0.00		0.50		0.00		5.10		115
(0.52)	10.37	7.25	36,725	0.50		0.00		0.50		0.00		4.84		98
(0.48)	10.17	2.59	30,998	0.50		0.00		0.50		0.00		4.42		168

(0.98)	11.18	26.58	137,987	0.60		0.00		0.60		0.00		5.52		248
(0.50)	9.66	(3.24)	10	0.60	*	0.00		0.60	*	0.00		4.97	*	348

(0.96)	11.18	26.39	55,024	0.75		0.00		0.75		0.00		5.38		248
(0.54)	9.66	(2.26)	6,183	0.75		0.00		0.75		0.00		5.10		348
(0.54)	10.44	6.04	619	0.83		0.00		0.75		0.00		4.79		115
(0.50)	10.37	7.00	288	0.75		0.00		0.75		0.00		4.61		98
(0.46)	10.17	2.33	1,137	0.75		0.00		0.75		0.00		4.17		168

(0.95)	11.18	26.21	306,182	0.90		0.00		0.90		0.00		5.24		248
(0.52)	9.66	(2.42)	191,774	0.90		0.00		0.90		0.00		5.13		348
(0.53)	10.44	5.93	5,482	0.98		0.00		0.90		0.00		4.67		115
(0.48)	10.37	6.83	2,219	0.90		0.00		0.90		0.00		4.43		98
(0.44)	10.17	2.17	1,150	0.90		0.00		0.90		0.00		4.01		168

179

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Long Duration Total Return Fund
Institutional Class
03/31/2010	$10.14	$0.54	$0.95	$1.49	$(0.57)	$(0.34)
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)
08/31/2006 – 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00
Class P
03/31/2010	10.14	0.53	0.95	1.48	(0.56)	(0.34)
09/11/2008 – 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)
Long-Term Credit Fund
Institutional Class
03/31/2010	$10.00	$0.66	$1.85	$2.51	$(0.62)	$(0.18)
03/31/2009 – 03/31/2009	10.00	0.00	0.00	0.00	0.00	0.00
Long-Term U.S. Government Fund
Institutional Class
03/31/2010	$11.58	$0.46	$(0.24)	$0.22	$(0.50)	$(0.51)
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
Class P
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)
04/30/2008 – 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)
Administrative Class
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
Low Duration Fund
Institutional Class
03/31/2010	$9.30	$0.27	$1.18	$1.45	$(0.30)	$(0.01)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
Class P
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)
04/30/2008 – 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)
Administrative Class
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
Class D
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31%.

180

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.91)	$10.72	14.91%	$3,976,419	0.5	1%	0.51%		0.5	0%	0.50%		5.02%		364%
(0.63)	10.14	2.63	2,431,539	0.5	1	0.51		0.5	0	0.50		5.02		398
(0.52)	10.51	9.73	714,193	0.5	0	0.50		0.5	0	0.50		4.85		314
(0.29)	10.09	3.89	4,631	0.5	0*	1.61	*	0.5	0*	1.61	*	4.99	*	330

(0.90)	10.72	14.83	2,493	0.6	1	0.61		0.6	0	0.60		4.89		364
(0.41)	10.14	1.86	914	0.6	1*	0.61	*	0.6	0*	0.60	*	5.41	*	398

$(0.80)	$11.71	25.56%	$1,834,816	0.5	5%	0.00%		0.5	5%	0.00%		5.76%		166%
0.00	10.00	0.00	13,120	0.5	5*	0.00		0.5	5*	0.00		(0.55	)*	0

$(1.01)	$10.79	1.92%	$1,175,131	0.49	5%	0.495%		0.47	5%	0.475%		4.09%		415%
(0.55)	11.58	7.69	568,232	0.50	5	0.505		0.47	5	0.475		4.19		367
(0.52)	11.30	11.22	1,258,569	0.47	5	0.475		0.47	5	0.475		4.85		291
(0.52)	10.66	6.83	905,955	0.47	5	0.475		0.47	5	0.475		4.82		971
(0.43)	10.48	1.19	1,832,892	0.4	8 (b)	0.48	(b)	0.4	8 (b)	0.48	(b)	3.98		788

(1.00)	10.79	1.79	10,934	0.59	5	0.595		0.57	5	0.575		3.97		415
(0.51)	11.58	9.40	11	0.60	5*	0.605	*	0.57	5*	0.575	*	4.16	*	367

(0.98)	10.79	1.64	92,333	0.74	5	0.745		0.72	5	0.725		3.91		415
(0.52)	11.58	7.44	113,114	0.75	5	0.755		0.72	5	0.725		3.97		367
(0.49)	11.30	10.96	144,464	0.72	5	0.725		0.72	5	0.725		4.56		291
(0.49)	10.66	6.58	91,220	0.72	5	0.725		0.72	5	0.725		4.61		971
(0.40)	10.48	0.95	99,319	0.7	4 (b)	0.74	(b)	0.7	4 (b)	0.74	(b)	3.53		788

$(0.31)	$10.44	15.80%	$12,012,235	0.4	6%	0.46%		0.4	6%	0.46%		2.62%		488%
(0.55)	9.30	(2.85)	6,921,501	0.4	8 (c)	0.48	(c)	0.4	5 (c)	0.45	(c)	4.30		223
(0.55)	10.14	7.64	8,360,184	0.4	3	0.43		0.4	3	0.43		4.68		141
(0.46)	9.95	5.30	8,053,232	0.4	3	0.43		0.4	3	0.43		4.58		73
(0.41)	9.90	2.01	8,746,237	0.4	3	0.43		0.4	3	0.43		3.59		68

(0.30)	10.44	15.68	455,685	0.5	6	0.56		0.5	6	0.56		2.27		488
(0.51)	9.30	(3.18)	1,798	0.5	8* (d)	0.58	* (d)	0.5	5* (d)	0.55	* (d)	4.26	*	223

(0.29)	10.44	15.51	926,055	0.7	1	0.71		0.7	1	0.71		2.37		488
(0.53)	9.30	(3.09)	476,505	0.7	3 (c)	0.73	(c)	0.7	0 (c)	0.70	(c)	4.06		223
(0.52)	10.14	7.38	375,438	0.6	8	0.68		0.6	8	0.68		4.43		141
(0.44)	9.95	5.04	281,769	0.6	8	0.68		0.6	8	0.68		4.32		73
(0.39)	9.90	1.76	329,977	0.6	8	0.68		0.6	8	0.68		3.33		68

(0.29)	10.44	15.46	1,365,583	0.7	5	0.75		0.7	5	0.75		2.17		488
(0.52)	9.30	(3.15)	477,259	0.7	8	0.78		0.7	5	0.75		4.00		223
(0.51)	10.14	7.30	507,062	0.7	5	0.75		0.7	5	0.75		4.35		141
(0.43)	9.95	4.97	417,681	0.7	5	0.75		0.7	5	0.75		4.25		73
(0.38)	9.90	1.69	548,707	0.7	5	0.75		0.7	5	0.75		3.25		68

181

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Low Duration Fund II
Institutional Class
03/31/2010	$9.28	$0.24	$0.82	$1.06	$(0.28)	$0.00
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
Class P
12/31/2009 – 03/31/2010	9.97	0.03	0.09	0.12	(0.03)	0.00
Administrative Class
03/31/2010	9.28	0.13	0.91	1.04	(0.26)	0.00
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
Low Duration Fund III
Institutional Class
03/31/2010	$8.73	$0.25	$1.04	$1.29	$(0.28)	$0.00
03/31/2009	10.03	0.47	(0.96)	(0.49)	(0.46)	(0.35)
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
Administrative Class
03/31/2010	8.73	0.17	1.10	1.27	(0.26)	0.00
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
Moderate Duration Fund
Institutional Class
03/31/2010	$9.67	$0.36	$1.30	$1.66	$(0.42)	$(0.18)
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
Class P
12/31/2009 – 03/31/2010	10.48	0.06	0.26	0.32	(0.07)	0.00
Money Market Fund
Institutional Class
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Administrative Class
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.01% to 0.21%.

182

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.28)	$10.06	11.59%	$518,316	0.50%	0.50%	0.50%	0.50%	2.44%	598%
(0.38)	9.28	(2.18)	356,284	0.50	0.50	0.50	0.50	3.94	112
(0.44)	9.87	7.86	286,922	0.51	0.51	0.50	0.50	4.59	50
(0.45)	9.58	5.26	329,947	0.50	0.50	0.50	0.50	4.65	147
(0.36)	9.54	1.74	452,372	0.50	0.50	0.50	0.50	3.59	93

(0.03)	10.06	1.18	10	0.60 *	0.60 *	0.60 *	0.60 *	1.10 *	598

(0.26)	10.06	11.31	13,973	0.75	0.75	0.75	0.75	1.34	598
(0.35)	9.28	(2.43)	998	0.75	0.75	0.75	0.75	3.69	112
(0.42)	9.87	7.60	881	0.76	0.76	0.75	0.75	4.33	50
(0.43)	9.58	4.99	892	0.75	0.75	0.75	0.75	4.40	147
(0.33)	9.54	1.49	1,133	0.75	0.75	0.75	0.75	3.32	93

$(0.28)	$9.74	14.93%	$195,265	0.51%	0.51%	0.50%	0.50%	2.60%	555%
(0.81)	8.73	(4.88)	114,884	1.20	1.20	0.50	0.50	4.95	143
(0.52)	10.03	7.88	151,405	0.54	0.54	0.50	0.50	4.73	105
(0.45)	9.80	5.09	125,522	0.50	0.50	0.50	0.50	4.56	101
(0.39)	9.76	2.12	146,721	0.50	0.50	0.50	0.50	3.61	46

(0.26)	9.74	14.64	471	0.76	0.76	0.75	0.75	1.82	555
(0.78)	8.73	(5.12)	33	1.45	1.45	0.75	0.75	4.72	143
(0.50)	10.03	7.60	24	0.79	0.79	0.75	0.75	4.54	105
(0.42)	9.80	4.83	25	0.75	0.75	0.75	0.75	4.32	101
(0.36)	9.76	1.89	23	0.75	0.75	0.75	0.75	3.33	46

$(0.60)	$10.73	17.48%	$2,034,711	0.47%	0.47%	0.46%	0.46%	3.51%	844%
(0.65)	9.67	(0.13)	1,589,238	0.54 (b)	0.54 (b)	0.46 (b)	0.46 (b)	4.78	302
(0.55)	10.34	9.32	1,593,066	0.45	0.45	0.45	0.45	4.77	151
(0.50)	9.99	5.64	1,581,290	0.45	0.45	0.45	0.45	4.60	238
(0.46)	9.94	1.92	1,845,829	0.45	0.45	0.45	0.45	4.30	208

(0.07)	10.73	3.01	10	0.56 *	0.56 *	0.56 *	0.56 *	2.27 *	844

$0.00	$1.00	0.10%	$171,696	0.32%	0.34%	0.32%	0.34%	0.06%	N/A
(0.01)	1.00	1.48	246,822	0.34	0.34	0.34	0.34	1.42	N/A
(0.05)	1.00	4.69	217,989	0.32	0.32	0.32	0.32	4.54	N/A
(0.05)	1.00	5.03	173,050	0.32	0.32	0.32	0.32	4.95	N/A
(0.03)	1.00	3.48	125,508	0.32	0.32	0.32	0.32	3.40	N/A

0.00	1.00	0.09	38,358	0.32	0.59	0.32	0.59	0.05	N/A
(0.01)	1.00	1.26	13,778	0.51	0.59	0.51	0.59	0.81	N/A
(0.04)	1.00	4.42	6,891	0.57	0.57	0.57	0.57	4.36	N/A
(0.05)	1.00	4.77	3,168	0.57	0.57	0.57	0.57	4.56	N/A
(0.03)	1.00	3.23	19,114	0.57	0.57	0.57	0.57	2.96	N/A

183

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Mortgage-Backed Securities Fund
Institutional Class
03/31/2010	$10.21	$0.54	$0.91	$1.45	$(0.49)	$(0.43)
03/31/2009	10.88	0.71	(0.60)	0.11	(0.69)	(0.09)
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
Class P
03/31/2010	10.21	0.47	0.97	1.44	(0.48)	(0.43)
04/30/2008 – 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)
Administrative Class
03/31/2010	10.21	0.54	0.88	1.42	(0.46)	(0.43)
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
Class D
03/31/2010	10.21	0.49	0.92	1.41	(0.45)	(0.43)
03/31/2009	10.88	0.68	(0.61)	0.07	(0.65)	(0.09)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
Municipal Bond Fund
Institutional Class
03/31/2010	$7.85	$0.38	$1.04	$1.42	$(0.38)	$0.00
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
Class P
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00
04/30/2008 – 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00
Administrative Class
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
Class D
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
MuniGO Fund
Institutional Class
07/01/2009 – 03/31/2010	$10.00	$0.21	$0.19	$0.40	$(0.20)	$0.00
Class P
07/31/2009 – 03/31/2010	10.09	0.19	0.11	0.30	(0.19)	0.00
Class D
07/01/2009 – 03/31/2010	10.00	0.18	0.19	0.37	(0.17)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.025% to 0.20%.

184

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.92)	$10.74	14.59%	$242,791	0.56%		0.56%		0.50%		0.50%		5.11%		1,035%
(0.78)	10.21	1.17	442,478	1.60		1.60		0.50		0.50		6.80		1,093
(0.61)	10.88	7.35	490,553	1.20		1.20		0.50		0.50		5.06		630
(0.52)	10.72	7.51	266,617	0.50		0.50		0.50		0.50		4.84		780
(0.43)	10.47	2.65	357,590	0.50		0.50		0.50		0.50		3.86		711

(0.91)	10.74	14.49	27,825	0.62		0.62		0.60		0.60		4.42		1,035
(0.73)	10.21	0.97	10	1.81	*	1.81	*	0.60	*	0.60	*	6.96	*	1,093

(0.89)	10.74	14.31	73,797	0.84		0.84		0.75		0.75		5.09		1,035
(0.76)	10.21	0.92	201,935	1.89		1.89		0.75		0.75		6.73		1,093
(0.58)	10.88	7.09	159,298	1.50		1.50		0.75		0.75		4.79		630
(0.49)	10.72	7.24	22,295	0.75		0.75		0.75		0.75		4.65		780
(0.40)	10.47	2.39	12,339	0.75		0.75		0.75		0.75		3.67		711

(0.88)	10.74	14.14	123,426	0.96		0.96		0.90		0.90		4.67		1,035
(0.74)	10.21	0.77	196,793	2.02		2.02		0.90		0.90		6.51		1,093
(0.56)	10.88	6.93	162,990	1.55		1.55		0.90		0.90		4.65		630
(0.47)	10.72	7.08	123,684	0.90		0.90		0.90		0.90		4.47		780
(0.39)	10.47	2.24	101,762	0.90		0.90		0.90		0.90		3.51		711

$(0.38)	$8.89	18.28%	$200,010	0.45	% (d)	0.45	% (d)	0.45	% (d)	0.45	% (d)	4.42%		51%
(0.44)	7.85	(14.59)	276,813	0.465		0.465		0.465		0.465		4.85		100
(0.44)	9.67	(2.04)	335,883	0.545		0.545		0.465		0.465		4.31		64
(0.42)	10.31	5.49	223,321	0.525		0.525		0.465		0.465		4.05		76
(0.39)	10.18	4.31	198,755	0.71	(b)	0.71	(b)	0.48	(b)	0.48	(b)	4.03		63

(0.37)	8.89	18.16	2,191	0.55	(d)	0.55	(d)	0.55	(d)	0.55	(d)	4.17		51
(0.40)	7.85	(16.19)	8	0.566	*	0.566	*	0.566	*	0.566	*	4.83	*	100

(0.35)	8.89	17.99	934	0.70	(d)	0.70	(d)	0.70	(d)	0.70	(d)	4.11		51
(0.42)	7.85	(14.81)	791	0.715		0.715		0.715		0.715		4.62		100
(0.41)	9.67	(2.28)	757	0.795		0.795		0.715		0.715		4.05		64
(0.40)	10.31	5.25	819	0.785		0.785		0.715		0.715		3.81		76
(0.37)	10.18	4.05	1,127	0.96	(b)	0.96	(b)	0.73	(b)	0.73	(b)	3.77		63

(0.35)	8.89	17.92	18,255	0.76	(d)	0.76	(d)	0.76	(d)	0.76	(d)	4.12		51
(0.41)	7.85	(14.86)	19,516	0.775		0.775		0.775		0.775		4.49		100
(0.40)	9.67	(2.37)	44,413	0.885	(c)	0.885	(c)	0.805	(c)	0.805	(c)	3.96		64
(0.38)	10.31	5.12	45,707	0.885		0.885		0.825		0.825		3.69		76
(0.35)	10.18	3.94	36,022	1.07	(b)	1.07	(b)	0.84	(b)	0.84	(b)	3.64		63

$(0.20)	$10.20	4.00%	$24,633	0.40	%*	0.72	%*	0.40	%*	0.72	%*	2.74	%*	98%

(0.19)	10.20	2.94	10	0.50	*	0.82	*	0.50	*	0.82	*	2.74	*	98

(0.17)	10.20	3.74	1,482	0.75	*	1.11	*	0.75	*	1.11	*	2.42	*	98

185

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
New York Municipal Bond Fund
Institutional Class
03/31/2010	$10.13	$0.41	$0.66	$1.07	$(0.41)	$0.00	$0.00
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)	0.00
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)	0.00
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)	0.00
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)	0.00
Class D
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	0.00
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	0.00
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)	0.00
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)	0.00
Real Return Fund
Institutional Class
03/31/2010	$10.00	$0.40	$0.93	$1.33	$(0.46)	$0.00	$0.00
03/31/2009	11.45	0.33	(1.05)	(0.72)	(0.34)	(0.39)	0.00
03/31/2008	10.89	0.62	0.91	1.53	(0.60)	(0.37)	0.00
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)	(0.01)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)	0.00
Class P
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	0.00
04/30/2008 - 03/31/2009	11.22	0.10	(0.63)	(0.53)	(0.30)	(0.39)	0.00
Administrative Class
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	0.00
03/31/2009	11.45	0.27	(1.01)	(0.74)	(0.32)	(0.39)	0.00
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)	0.00
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)	(0.01)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)	0.00
Class D
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	0.00
03/31/2009	11.45	0.25	(1.01)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.

186

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.41)	$10.79	10.75%	$95,753	0.445%		0.445%		0.445%		0.44	5%	3.88%	29%
(0.44)	10.13	(1.10)	78,007	0.445		0.445		0.445		0.44	5	3.89	121
(0.42)	10.68	2.10	34,736	0.445		0.445		0.445		0.44	5	3.77	44
(0.43)	10.88	5.20	32,533	0.485		0.485		0.445		0.44	5	3.86	29
(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	0.46	(b)	0.4	6 (b)	3.43	48

(0.38)	10.79	10.38	28,404	0.775		0.775		0.775		0.77	5	3.55	29
(0.40)	10.13	(1.42)	23,562	0.775		0.775		0.775		0.77	5	3.50	121
(0.39)	10.68	1.74	15,386	0.795	(c)	0.795	(c)	0.795	(c)	0.79	5 (c)	3.41	44
(0.39)	10.88	4.81	11,583	0.865		0.865		0.825		0.82	5	3.43	29
(0.34)	10.76	3.08	5,625	0.84	(b)	0.84	(b)	0.84	(b)	0.8	4 (b)	3.02	48

$(0.46)	$10.87	13.51%	$7,762,237	0.48%		0.48%		0.45%		0.45%		3.79%	408%
(0.73)	10.00	(5.91)	5,101,322	0.65		0.65		0.45		0.45		3.13	915
(0.97)	11.45	14.84	8,177,173	0.45		0.45		0.45		0.45		5.62	806
(0.46)	10.89	5.00	5,427,623	0.45		0.45		0.45		0.45		3.67	480
(0.70)	10.82	0.81	5,920,513	0.45		0.45		0.45		0.45		4.64	388

(0.45)	10.87	13.39	670,522	0.56		0.56		0.55		0.55		3.18	408
(0.69)	10.00	(4.38)	2,031	0.86	*	0.86	*	0.55	*	0.55	*	1.14 *	915

(0.44)	10.87	13.22	1,060,100	0.73		0.73		0.70		0.70		3.57	408
(0.71)	10.00	(6.14)	738,750	0.94		0.94		0.70		0.70		2.59	915
(0.94)	11.45	14.56	764,876	0.70		0.70		0.70		0.70		5.25	806
(0.44)	10.89	4.74	453,363	0.70		0.70		0.70		0.70		3.21	480
(0.67)	10.82	0.55	399,084	0.70		0.70		0.70		0.70		5.00	388

(0.42)	10.87	13.05	1,476,692	0.88		0.88		0.85		0.85		3.42	408
(0.69)	10.00	(6.30)	1,003,987	1.12	(d)	1.12	(d)	0.88	(d)	0.88	(d)	2.42	915
(0.92)	11.45	14.33	1,121,850	0.90		0.90		0.90		0.90		5.22	806
(0.42)	10.89	4.53	873,320	0.90		0.90		0.90		0.90		3.19	480
(0.65)	10.82	0.35	1,124,170	0.90		0.90		0.90		0.90		4.37	388

187

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short Duration Municipal Income Fund
Institutional Class
03/31/2010	$ 8.20	$0.16	$0.35	$0.51	$(0.16)	$0.00
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
Class P
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00
04/30/2008 – 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00
Administrative Class
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
Class D
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
Short-Term Fund
Institutional Class
03/31/2010	$9.39	$0.16	$0.53	$0.69	$(0.18)	$(0.03)
03/31/2009	9.81	0.38	(0.29)	0.09	(0.36)	(0.15)
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
Class P
03/31/2010	9.39	0.13	0.55	0.68	(0.17)	(0.03)
04/30/2008 – 03/31/2009	9.85	0.34	(0.33)	0.01	(0.32)	(0.15)
Administrative Class
03/31/2010	9.39	0.15	0.51	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.36	(0.29)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
Class D
03/31/2010	9.39	0.13	0.53	0.66	(0.15)	(0.03)
03/31/2009	9.81	0.35	(0.28)	0.07	(0.34)	(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.
(d)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

188

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$8.55	6.29%	$112,045	0.34	% (c)	0.34	% (c)	0.34	% (c)	0.34	% (c)	1.90%		73%
(0.36)	8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155
(0.38)	9.54	(0.35)	90,525	0.35		0.35		0.35		0.35		3.86		35
(0.35)	9.95	3.45	178,380	0.40		0.40		0.35		0.35		3.49		71
(0.34)	9.96	3.60	106,240	0.45		0.45		0.35		0.35		3.44		79

(0.15)	8.55	6.19	6,713	0.44	(c)	0.44	(c)	0.44	(c)	0.44	(c)	1.78		73
(0.32)	8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

(0.14)	8.55	6.02	4,167	0.59	(c)	0.59	(c)	0.59	(c)	0.59	(c)	1.75		73
(0.33)	8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155
(0.36)	9.54	(0.57)	7,991	0.60		0.60		0.60		0.60		3.88		35
(0.33)	9.95	3.21	11	0.63		0.63		0.60		0.60		3.27		71
(0.32)	9.96	3.35	10	0.70		0.70		0.60		0.60		3.20		79

(0.13)	8.55	5.86	10,265	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.70		73
(0.32)	8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155
(0.34)	9.54	(0.77)	28,867	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	3.42		35
(0.31)	9.95	3.09	30,392	0.75	(d)	0.80		0.70	(d)	0.75		3.15		71
(0.31)	9.96	3.24	28,517	0.80	(d)	0.85		0.70	(d)	0.75		3.09		79

$(0.21)	$9.87	7.31%	$5,643,399	0.45%		0.45%		0.45%		0.45%		1.61%		446%
(0.51)	9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582
(0.51)	9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87		191
(0.49)	9.96	4.81	2,009,506	0.45		0.45		0.45		0.45		4.71		187
(0.35)	9.98	3.22	2,144,713	0.45		0.45		0.45		0.45		3.41		230

(0.20)	9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29		446
(0.47)	9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

(0.18)	9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52		446
(0.49)	9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582
(0.49)	9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64		191
(0.47)	9.96	4.55	1,245,560	0.70		0.70		0.70		0.70		4.49		187
(0.32)	9.98	2.96	983,035	0.70		0.70		0.70		0.70		3.21		230

(0.18)	9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29		446
(0.49)	9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582
(0.48)	9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56		191
(0.46)	9.96	4.51	72,940	0.75		0.75		0.75		0.75		4.38		187
(0.32)	9.98	2.91	126,925	0.75		0.75		0.75		0.75		3.07		230

189

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Total Return Fund
Institutional Class
03/31/2010	$10.13	$0.44	$1.09	$1.53	$(0.51)	$(0.11)	$0.00
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)	0.00
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)	0.00
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)	0.00
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)	(0.02)
Class P
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)	0.00
04/30/2008 – 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)	0.00
Administrative Class
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)	(0.02)
Class D
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)	(0.02)
Total Return Fund II
Institutional Class
03/31/2010	$9.71	$0.42	$1.01	$1.43	$(0.50)	$(0.05)	$0.00
03/31/2009	10.44	0.51	(0.33)	0.18	(0.52)	(0.39)	0.00
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)	0.00
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00	0.00
Class P
12/31/2009 – 03/31/2010	10.45	0.06	0.14	0.20	(0.06)	0.00	0.00
Administrative Class
03/31/2010	9.71	0.40	1.00	1.40	(0.47)	(0.05)	0.00
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)	0.00
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)	0.00
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00	0.00
Total Return Fund III
Institutional Class
03/31/2010	$8.76	$0.39	$1.10	$1.49	$(0.47)	$0.00	$0.00
03/31/2009	9.59	0.48	(0.37)	0.11	(0.50)	(0.44)	0.00
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)	0.00
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)	0.00
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)	0.00
Class P
03//31/2010	8.76	0.27	1.21	1.48	(0.46)	0.00	0.00
03/31/2009 – 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
03/31/2010	8.76	0.36	1.11	1.47	(0.45)	0.00	0.00
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)	0.00
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)	0.00
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)	0.00
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.

190

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.62)	$11.04	15.49%	$126,335,186	0.47%		0.46%		4.07%		402%
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.45	(b)	5.37		300
(0.61)	10.91	10.81	77,276,018	0.49		0.43		5.15		226
(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82		257
(0.52)	10.33	2.66	56,563,888	0.43		0.43		4.09		325

(0.61)	11.04	15.38	5,469,785	0.57		0.56		3.62		402
(1.00)	10.13	2.42	286,850	0.77	* (c)	0.55	* (c)	5.47	*	300

(0.60)	11.04	15.20	32,158,676	0.72		0.71		3.85		402
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.70	(b)	5.10		300
(0.59)	10.91	10.54	25,200,225	0.74		0.68		4.91		226
(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57		257
(0.49)	10.33	2.40	18,926,644	0.68		0.68		3.83		325

(0.59)	11.04	15.16	16,162,579	0.76		0.75		3.69		402
(1.03)	10.13	2.65	8,557,627	0.93		0.75		5.09		300
(0.58)	10.91	10.45	5,619,632	0.81		0.75		4.82		226
(0.51)	10.43	5.98	3,909,295	0.75		0.75		4.50		257
(0.48)	10.33	2.32	3,337,931	0.75		0.75		3.78		325

$(0.55)	$10.59	15.00%	$3,124,654	0.53%		0.50%		4.05%		502%
(0.91)	9.71	1.93	2,531,920	1.00		0.50		5.10		278
(0.50)	10.44	10.76	2,282,191	0.82		0.50		4.91		265
(0.49)	9.91	6.10	2,062,540	0.50		0.50		4.86		237
(0.42)	9.82	2.27	2,029,962	0.50		0.50		4.10		354

(0.06)	10.59	1.93	10	0.60	*	0.60	*	2.24	*	502

(0.52)	10.59	14.71	89,389	0.78		0.75		3.83		502
(0.88)	9.71	1.67	75,119	1.24		0.75		4.84		278
(0.48)	10.44	10.49	77,136	1.07		0.75		4.67		265
(0.47)	9.91	5.84	84,133	0.75		0.75		4.60		237
(0.40)	9.82	2.01	102,406	0.75		0.75		3.84		354

$(0.47)	$9.78	17.37%	$2,995,293	0.53%		0.50%		4.19%		459%
(0.94)	8.76	1.37	2,184,491	0.82		0.50		5.24		305
(0.53)	9.59	9.79	2,240,289	0.75		0.50		4.95		327
(0.44)	9.24	6.17	1,998,406	0.50		0.50		4.63		225
(0.45)	9.13	2.30	1,853,808	0.50		0.50		4.09		275

(0.46)	9.78	17.24	3,849	0.60		0.60		2.78		459
0.00	8.76	0.00	10	0.60	*	0.60	*	(0.60	)*	305

(0.45)	9.78	17.08	72,002	0.78		0.75		3.77		459
(0.91)	8.76	1.11	36,067	1.08		0.75		5.12		305
(0.50)	9.59	9.52	24,558	1.02		0.75		4.70		327
(0.42)	9.24	5.91	14,529	0.75		0.75		4.37		225
(0.42)	9.13	2.05	16,333	0.75		0.75		3.85		275

191

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Unconstrained Bond Fund
Institutional Class
03/31/2010	$10.17	$0.39	$1.07	$1.46	$(0.37)	$(0.25)
06/30/2008 – 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00
Class P
03/31/2010	10.17	0.37	1.08	1.45	(0.36)	(0.25)
06/30/2008 – 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00
Class D
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)
06/30/2008 – 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00
Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2010	$9.77	$0.22	$0.71	$0.93	$(0.25)	$(0.04)
01/30/2009 – 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00
Class D
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)
01/30/2009 – 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00
Class P
09/10/2009 – 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

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Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.62)	$11.01	14.62%	$2,711,977	0.90%		0.90%		0.90%		0.90%		3.59%		1,039%
(0.16)	10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

(0.61)	11.01	14.52	340,363	1.00		1.00		1.00		1.00		3.37		1,039
(0.15)	10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

(0.57)	11.01	14.17	767,372	1.30		1.30		1.30		1.30		3.15		1,039
(0.13)	10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

$(0.29)	$10.41	9.63%	$80,104	0.70%		0.73%		0.70%		0.73%		2.18%		318%
(0.03)	9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

(0.25)	10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
(0.02)	9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

(0.16)	10.41	2.52	9,341	0.79	*	0.79	*	0.79	*	0.79	*	1.78	*	318

193

Prospectus

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-

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PIMCO Funds

term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

■	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

■	Nature of and provisions of the obligation;

■

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to

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lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its

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PIMCO Funds

financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

■	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

■

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

■

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the

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obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

■

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

■

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

■	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: This qualifier is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (no longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicated that the rating was provisional. A provisional rating assumed the successful completion of the project financed by the debt being rated and indicated that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q: A ‘q’ subscript indicated that the rating was based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch, Inc.

Long-Term Credit Ratings Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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PIMCO Funds

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B.’

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for most distressed or defaulted structured finance obligations rated “CCC” or below.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the

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Prospectus

rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

A-7

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PIMCO Investments LLC, 1345 Avenue of the Americas, New York, New York 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106-2197

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco-funds.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-05028

PF0000I_042711

Share Classes :	A	B	C	R

July 31, 2010 (as revised April 27, 2011)

PIMCO Funds Prospectus

Bond Funds	A	B	C	R
PIMCO California Intermediate Municipal Bond Fund	PCMBX	—	PCFCX	—
PIMCO California Short Duration Municipal Income Fund	PCDAX	—	PCSCX	—
PIMCO Convertible Fund	PACNX	—	PCCNX	—
PIMCO Developing Local Markets Fund	PLMAX	—	PLMCX	—
PIMCO Diversified Income Fund	PDVAX	PDVBX	PDICX	—
PIMCO Emerging Local Bond Fund	PELAX	—	PELCX	—
PIMCO Emerging Markets Bond Fund	PAEMX	PBEMX	PEBCX	—
PIMCO Extended Duration Fund	—	—	—	—
PIMCO Floating Income Fund	PFIAX	—	PFNCX	—
PIMCO Foreign Bond Fund (Unhedged)	PFUAX	—	PFRCX	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PFOAX	PFOBX	PFOCX	PFRRX
PIMCO Global Advantage Strategy Bond Fund	PGSAX	—	PAFCX	PSBRX
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PAIIX	PBIIX	PCIIX	—
PIMCO GNMA Fund	PAGNX	PBGNX	PCGNX	—
PIMCO Government Money Market Fund	AMAXX	—	AMGXX	PGRXX
PIMCO High Yield Fund	PHDAX	PHDBX	PHDCX	PHYRX
PIMCO High Yield Municipal Bond Fund	PYMAX	—	PYMCX	—
PIMCO Income Fund	PONAX	—	PONCX	PONRX
PIMCO Investment Grade Corporate Bond Fund	PBDAX	—	PBDCX	—
PIMCO Long Duration Total Return Fund	—	—	—	—
PIMCO Long-Term Credit Fund	—	—	—	—
PIMCO Long-Term U.S. Government Fund	PFGAX	PFGBX	PFGCX	—
PIMCO Low Duration Fund	PTLAX	PTLBX	PTLCX	PLDRX
PIMCO Money Market Fund	PYAXX	PYCXX	PKCXX	—
PIMCO Mortgage-Backed Securities Fund	PMRAX	PMRBX	PMRCX	—
PIMCO Municipal Bond Fund	PMLAX	PMLBX	PMLCX	—
PIMCO MuniGO Fund	APNAX	—	APNCX	—
PIMCO New York Municipal Bond Fund	PNYAX	—	PBFCX	—
PIMCO Real Return Fund	PRTNX	PRRBX	PRTCX	PRRRX
PIMCO Short Duration Municipal Income Fund	PSDAX	—	PSDCX	—
PIMCO Short-Term Fund	PSHAX	PTSBX	PFTCX	PTSRX
PIMCO Total Return Fund	PTTAX	PTTBX	PTTCX	PTRRX
PIMCO Treasury Money Market Fund	—	—	—	PTRXX
PIMCO Unconstrained Bond Fund	PUBAX	—	PUBCX	PUBRX
PIMCO Unconstrained Tax Managed Bond Fund	ATMAX	—	ATMCX	—

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PIMCO California Intermediate Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.525%	0.525%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.775%	1.525%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299
Class C	$255	$482	$832	$1,818

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299
Class C	$155	$482	$832	$1,818

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

1

PIMCO California Intermediate Municipal Bond Fund

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the

2

Prospectus

impact of sales charges. For periods prior to the inception date of Class A shares (October 19, 1999) and Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A or Class C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 3.89%. For the periods shown in the bar chart, the highest quarterly return was 7.63% in the third quarter of 2009, and the lowest quarterly return was -4.74% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.27%	1.51%	3.42%
Class A Return After Taxes on Distributions(1)	10.15%	1.44%	3.04%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	8.00%	1.76%	3.17%
Class C Return Before Taxes	11.83%	1.40%	3.03%
Barclays Capital California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.18%	4.19%	5.35%
Lipper California Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	9.76%	3.04%	4.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

3

PIMCO California Short Duration Municipal Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$298	$453	$622	$1,111
Class C	$205	$328	$569	$1,259

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$298	$453	$622	$1,111
Class C	$105	$328	$569	$1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California-State Specific Risk.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated Caa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

4

Prospectus

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are California Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (August 31, 2009), performance information shown in the table is based on the performance of the Fund’s Institutional Class shares,

5

PIMCO California Short Duration Municipal Income Fund

which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. Lipper California Short/Intermediate Municipal Debt Fund Average is a total return performance average of funds that invest primarily in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of one to five years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 0.77%. For the periods shown in the bar chart, the highest quarterly return was 1.89% in the third quarter of 2009, and the lowest quarterly return was 0.03% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Class A Return Before Taxes	1.57%	2.33%
Class A Return After Taxes on Distributions(1)	1.54%	2.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.64%	2.31%
Class C Return Before Taxes	2.44%	2.69%
Barclays Capital California 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.71%	4.00%
Lipper California Short/Intermediate Municipal Debt Funds Average (reflects no deductions for taxes)	8.08%	3.03%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since August 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

6

PIMCO Convertible Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.05%	1.80%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$478	$697	$933	$1,609
Class C	$283	$566	$975	$2,116

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$478	$697	$933	$1,609
Class C	$183	$566	$975	$2,116

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible securities also include “synthetic” convertible securities. Synthetic convertible securities, which may be created by a third party or PIMCO Investment Management Company LLC (“PIMCO”), are instruments that combine (i) non-convertible fixed income securities or preferred stocks, which may be represented by derivative instruments and (ii) securities or instruments such as warrants or call options that together possess economic characteristics similar to a convertible security. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage

7

PIMCO Convertible Fund

in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

8

Prospectus

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. In both the bar chart and Average Annual Total Returns table, for periods when Class A and C shares of the Fund were not operational (including February 1, 2003 through December 31, 2009), performance information shown for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 1.85%. For the periods shown in the bar chart, the highest quarterly return was 20.81% in the third quarter of 2009, and the lowest quarterly return was -20.37% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	38.98%	1.83%	1.99%
Class A Return After Taxes on Distributions(1)	38.60%	1.07%	0.71%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	25.78%	1.18%	0.92%
Class C Return Before Taxes	42.39%	1.84%	1.62%
BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)	49.13%	2.69%	2.27%
Lipper Convertible Securities Funds Average (reflects no deductions for taxes)	41.14%	2.53%	3.33%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jonathan L. Horne. Mr. Horne is a Senior Vice President of PIMCO and he has managed the Fund since March 2010.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

9

PIMCO Developing Local Markets Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.25%	2.00%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$498	$757	$1,036	$1,830
Class C	$303	$627	$1,078	$2,327

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$498	$757	$1,036	$1,830
Class C	$203	$627	$1,078	$2,327

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

10

Prospectus

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

11

PIMCO Developing Local Markets Fund

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is -1.87%. For the periods shown in the bar chart, the highest quarterly return was 15.74% in the second quarter of 2009, and the lowest quarterly return was -11.84% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (5/31/05)
Class A Return Before Taxes	16.58%	5.87%
Class A Return After Taxes on Distributions(1)	15.67%	3.66%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	10.72%	3.77%
Class C Return Before Taxes	19.22%	5.96%
JPMorgan Emerging Local Markets Index Plus (Unhedged) (reflects no deductions for fees, expenses or taxes)	11.69%	8.63%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	7.20%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO and he has managed the Fund since May 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

12

PIMCO Diversified Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.16%	1.91%	1.91%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 1.15%, 1.90% and 1.90% for Class A, Class B and Class C, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$489	$730	$989	$1,731
Class B	$544	$800	$1,082	$1,775
Class C	$294	$600	$1,032	$2,233

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$489	$730	$989	$1,731
Class B	$194	$600	$1,032	$1,775
Class C	$194	$600	$1,032	$2,233

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 259% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

13

PIMCO Diversified Income Fund

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Barclays Capital Global Credit Hedged USD Index. The Fund’s secondary benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate—Credit Component, Hedged USD, BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, Hedged USD and JPMorgan EMBI Global, Hedged USD. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Barclays Capital Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index

14

Prospectus

and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 6.17%. For the periods shown in the bar chart, the highest quarterly return was 12.86% in the second quarter of 2009, and the lowest quarterly return was -6.55% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (7/31/03)
Class A Return Before Taxes	26.14%	4.97%	6.74%
Class A Return After Taxes on Distributions(1)	23.45%	2.70%	4.54%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	16.77%	2.90%	4.47%
Class B Return Before Taxes	26.58%	4.92%	6.59%
Class C Return Before Taxes	29.08%	4.99%	6.58%
Barclays Capital Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)	18.39%	4.71%	5.33%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	30.18%	6.19%	7.44%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	28.51%	4.66%	6.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

15

PIMCO Diversified Income Fund

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne. Mr. Mewbourne is a Managing Director of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 106 of this prospectus.

16

PIMCO Emerging Local Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.35%	2.10%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$507	$787	$1,087	$1,938
Class C	$313	$658	$1,129	$2,431

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$507	$787	$1,087	$1,938
Class C	$213	$658	$1,129	$2,431

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limit in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC (“PIMCO”) has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), which as of June 30, 2010 was 4.37 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

17

PIMCO Emerging Local Bond Fund

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

18

Prospectus

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 3.81%. For the periods shown in the bar chart, the highest quarterly return was 17.54% in the second quarter of 2009, and the lowest quarterly return was -6.80% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (12/29/06)
Class A Return Before Taxes	23.87%	7.20%
Class A Return After Taxes on Distributions(1)	21.71%	4.25%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	15.41%	4.37%
Class C Return Before Taxes	26.74%	7.76%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)	21.98%	10.94%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	5.37%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Michael Gomez. Mr. Gomez is an Executive Vice President of PIMCO and he has managed the Fund since December 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

19

PIMCO Emerging Markets Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.26%	2.01%	2.01%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 1.25%, 2.00% and 2.00% for Class A, Class B and Class C, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$499	$760	$1,041	$1,841
Class B	$554	$830	$1,133	$1,884
Class C	$304	$630	$1,083	$2,338

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$499	$760	$1,041	$1,841
Class B	$204	$630	$1,083	$1,884
Class C	$204	$630	$1,083	$2,338

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely

20

Prospectus

will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Real Estate Risk: the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

21

PIMCO Emerging Markets Bond Fund

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Lipper Emerging Market Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 6.27%. For the periods shown in the bar chart, the highest quarterly return was 16.91% in the fourth quarter of 2002, and the lowest quarterly return was -7.48% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	25.15%	6.53%	12.73%
Class A Return After Taxes on Distributions(1)	22.34%	3.80%	8.81%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	16.13%	4.03%	8.63%
Class B Return Before Taxes	25.56%	6.48%	12.57%
Class C Return Before Taxes	28.06%	6.55%	12.33%
JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)	28.18%	8.10%	10.52%
Lipper Emerging Market Debt Funds Average (reflects no deductions for taxes)	32.49%	7.23%	11.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Ramin Toloui. Mr. Toloui is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

22

PIMCO Extended Duration Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%

Example The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 615% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Citigroup Strips Index, 20+ Year Sub-Index, which as of June 30, 2010 was 27.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector

23

PIMCO Extended Duration Fund

or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. Lipper Corporate Debt Funds BBB-Rated Fund Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

24

Prospectus

Calendar Year Total Returns — Institutional Class*(1)

*	The year-to date return as of June 30, 2010 is 24.70%. For the periods shown in the bar chart, the highest quarterly return was 43.08% in the fourth quarter of 2008, and the lowest quarterly return was -13.93% in the first quarter of 2009.

(1)	The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Institutional Class Return Before Taxes	-28.19%	6.12%
Institutional Class Return After Taxes on Distributions(1)	-35.21%	1.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	-17.58%	2.83%
Citigroup STRIPS Index, 20+ Year Sub-Index (reflects no deductions for fees, expenses or taxes)	-36.32%	4.71%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	21.35%	4.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

25

PIMCO Floating Income Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current yield consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.95%	1.25%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$320	$521	$739	$1,365
Class C	$227	$397	$686	$1,511

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$320	$521	$739	$1,365
Class C	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’S (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate Fixed Income Instruments generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to

26

Prospectus

obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Month USD LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global

27

PIMCO Floating Income Fund

Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Lipper Loan Participation Fund Average is a total performance average of funds tracked by Lipper, Inc. that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The Fund began operations on 7/30/04. Index comparisons began on 7/31/04.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 1.02%. For the periods shown in the bar chart, the highest quarterly return was 13.44% in the second quarter of 2009, and the lowest quarterly return was -15.46% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (7/30/04)
Class A Return Before Taxes	31.26%	2.36%	2.86%
Class A Return After Taxes on Distributions(1)	29.08%	0.40%	0.98%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	20.20%	0.88%	1.35%
Class C Return Before Taxes	32.87%	2.53%	2.96%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.89%	3.68%	3.54%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd (reflects no deductions for fees, expenses or taxes)	31.06%	1.85%	2.34%
Lipper Loan Participation Funds Average (reflects no deductions for taxes)	40.85%	2.63%	2.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Curtis Mewbourne. Mr. Mewbourne is a Managing Director of PIMCO and he has managed the Fund since October 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

28

PIMCO Foreign Bond Fund (Unhedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.96%	1.71%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.95% and 1.70% for Class A and Class C, respectively.

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$469	$669	$886	$1,509
Class C	$274	$539	$928	$2,019

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$469	$669	$886	$1,509
Class C	$174	$539	$928	$2,019

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 485% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

29

PIMCO Foreign Bond Fund (Unhedged)

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not

30

Prospectus

reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 1.62%. For the periods shown in the bar chart, the highest quarterly return was 13.88% in the third quarter of 2009, and the lowest quarterly return was -10.30% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Years	5 Years	Fund Inception (4/30/04)
Class A Return Before Taxes	16.26%	3.26%	5.38%
Class A Return After Taxes on Distributions(1)	15.22%	1.14%	3.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	10.53%	1.47%	3.36%
Class C Return Before Taxes	18.89%	3.27%	5.29%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)	3.27%	4.60%	6.70%
Lipper International Income Funds Average (reflects no deductions for taxes)	10.96%	3.91%	5.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

31

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.97%	1.72%	1.72%	1.22%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.95%, 1.70%, 1.70% and 1.20% for Class A, Class B, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$470	$672	$891	$1,520
Class B	$525	$742	$983	$1,564
Class C	$275	$542	$933	$2,030
Class R	$124	$387	$670	$1,477

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$470	$672	$891	$1,520
Class B	$175	$542	$933	$1,564
Class C	$175	$542	$933	$2,030
Class R	$124	$387	$670	$1,477

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 411% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in

32

Prospectus

securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US Index Hedged in USD, which as of June 30, 2010 was 6.86 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

33

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B, C and R shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 7.43%. For the periods shown in the bar chart, the highest quarterly return was 8.59% in the third quarter of 2009, and the lowest quarterly return was -2.84% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.04%	4.34%	5.58%
Class A Return After Taxes on Distributions(1)	11.32%	2.28%	3.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	9.20%	2.49%	3.53%
Class B Return Before Taxes	14.10%	4.28%	5.44%
Class C Return Before Taxes	16.60%	4.36%	5.20%
Class R Return Before Taxes	18.19%	4.88%	5.72%
JPMorgan GBI Global ex-US Index Hedged in USD (reflects no deductions for fees, expenses or taxes)	2.26%	4.78%	5.37%
Lipper International Income Funds Average (reflects no deductions for taxes)	10.96%	3.91%	6.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

34

PIMCO Global Advantage Strategy Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.35%

Example The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665
Class C	$288	$582	$1,001	$2,169
Class R	$137	$428	$739	$1,624

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$ 958	$1,665
Class C	$188	$582	$1,001	$2,169
Class R	$137	$428	$739	$1,624

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may also invest up to 10% of its total assets in preferred stocks. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in

35

PIMCO Global Advantage Strategy Bond Fund

mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund measures its performance against two bench
                     marks. The Fund’s primary benchmark is the Barclays
Capital U.S. Aggregate Index, which represents securities that are
SEC-registered, taxable and dollar denominated. The index covers the
U.S. investment-grade fixed rate bond market, with index

36

Prospectus

components for government and corporate securities, mortgage-pass through securities, and asset-backed securities. The major sectors are sub-divided into more specific indicies that are calculated and reported on a regular basis. The Fund’s secondary benchmark, the PIMCO Global Advantage Bond Index (“GLADI”), is a diversified bond index intended to provide a better representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. GLADI employs a unique GDP-weighting methodology that puts emphasis on rapidly developing markets, making the index forward-looking in nature. This contrasts with traditional market capitalization-weighted indices, which emphasize past debt issuance and are therefore backward-looking. GDP-weighting also tends to lead to counter-cyclical rebalancing—as bond prices tend to be inversely related to GDP growth rates—and avoids some of the disadvantages of traditional market-cap weighted indices, such as allocating too heavily toward overpriced securities, government debt, and large debt issuers. The Fund believes that the secondary benchmark reflects the Fund’s investment strategy more accurately than the Barclays Capital U.S. Aggregate Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohamed El-Erian and Ramin Toloui. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Mr. Toloui is an Executive Vice President of PIMCO.
Dr. El-Erian	Mr. Toloui

Dr. El-Erian and Mr. Toloui have managed the Fund since February 2009. Dr. El-Erian has overall responsibility for managing the Fund and Mr. Toloui is responsible for portfolio construction and security selection.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

37

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.95%	1.70%	1.70%

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$468	$666	$881	$1,498
Class B	$523	$736	$973	$1,541
Class C	$273	$536	$923	$2,009
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$468	$666	$881	$1,498
Class B	$173	$536	$923	$1,541
Class C	$173	$536	$923	$2,009

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 401% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pacific Investment Management Company LLC (“PIMCO”) selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JP Morgan GBI Global Hedged in USD, which as of June 30, 2010 was 6.35 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in

38

Prospectus

mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for

39

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lipper Global Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 6.86%. For the periods shown in the bar chart, the highest quarterly return was 7.41% in the third quarter of 2009, and the lowest quarterly return was -3.33% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.54%	3.81%	5.59%
Class A Return After Taxes on Distributions(1)	8.04%	1.87%	3.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.80%	2.12%	3.54%
Class B Return Before Taxes	10.48%	3.74%	5.45%
Class C Return Before Taxes	12.98%	3.82%	5.21%
JPMorgan GBI Global Hedged in USD (reflects no deductions for fees, expenses or taxes)	0.72%	4.80%	5.61%
Lipper Global Income Funds Average (reflects no deductions for taxes)	15.34%	4.10%	6.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since February 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

40

PIMCO GNMA Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class B	$518	$720	$947	$1,485
Class C	$268	$520	$897	$1,955

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class B	$168	$520	$897	$1,485
Class C	$168	$520	$897	$1,955

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,747% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally

41

PIMCO GNMA Fund

arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities
                     will decline in value because of an increase in interest
rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter aver age portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (November 30, 2000), Class B and C shares (May 31, 2001), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities GNMA. Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and

42

Prospectus

performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 6.26%. For the periods shown in the bar chart, the highest quarterly return was 4.55% in the first quarter of 2001, and the lowest quarterly return was -0.71% in the second quarter of 2004.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.24%	4.90%	6.22%
Class A Return After Taxes on Distributions(1)	3.01%	3.13%	4.39%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	3.38%	3.14%	4.24%
Class B Return Before Taxes	5.00%	4.84%	6.05%
Class C Return Before Taxes	7.50%	4.92%	5.82%
Barclays Capital GNMA Index (reflects no deductions for fees, expenses or taxes)	5.37%	5.59%	6.30%
Lipper GNMA Funds Average (reflects no deductions for taxes)	8.01%	5.07%	5.70%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by W. Scott Simon. Mr. Simon is a Managing Director of PIMCO and he has managed the Fund since October 2001.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

43

PIMCO Government Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment): None(1)

(1)	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	0.33%	0.33%	0.18%
Distribution and/or Service (12b-1) Fees	0.10%	0.10%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)(3)	0.44%	0.44%	0.44%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.43%, 0.43% and 0.43% for Class A, Class C and Class R respectively.

(3)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$45	$141	$246	$555
Class C	$45	$141	$246	$555
Class R	$45	$141	$246	$555

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$45	$141	$246	$555
Class C	$45	$141	$246	$555
Class R	$45	$141	$246	$555

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that

44

Prospectus

legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

                     The Fund’s benchmark index is the Citigroup 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

45

PIMCO High Yield Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.91%	1.66%	1.66%	1.16%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65%, 1.65% and 1.15% for Class A, Class B, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$464	$654	$860	$1,453
Class B	$519	$723	$952	$1,496
Class C	$269	$523	$902	$1,965
Class R	$118	$368	$638	$1,409

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$464	$654	$ 860	$1,453
Class B	$169	$523	$902	$1,496
Class C	$169	$523	$902	$1,965
Class R	$118	$368	$638	$1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund

46

Prospectus

normally varies within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of June 30, 2010 was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year

47

PIMCO High Yield Fund

to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 4.46%. For the periods shown in the bar chart, the highest quarterly return was 17.01% in the second quarter of 2009, and the lowest quarterly return was -13.14% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Years	5 Years	10 Years
Class A Return Before Taxes	38.17%	4.27%	5.42%
Class A Return After Taxes on Distributions(1)	34.17%	1.63%	2.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	24.48%	2.05%	2.84%
Class B Return Before Taxes	39.00%	4.22%	5.28%
Class C Return Before Taxes	41.50%	4.29%	5.04%
Class R Return Before Taxes	43.20%	4.81%	5.56%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)	46.06%	5.49%	6.10%
Lipper High Current Yield Funds Average (reflects no deductions for taxes)	46.43%	4.36%	4.81%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Andrew Jessop. Mr. Jessop is an Executive Vice President and he has managed the Fund since January 2010.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

48

PIMCO High Yield Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax. Total return is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.85%	1.60%
Expense Reduction(1)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reduction	0.79%	1.54%

(1)	PIMCO has contractually agreed, through July 31, 2011 to waive a portion of its supervisory and administrative fee equal to 0.05% of the average daily net assets attributable in the aggregate to the Fund’s Class A and Class C shares. PIMCO has also contractually agreed, through July 31, 2010, to waive a portion of its advisory fee equal to 0.01% of average daily net assets. The contractual fee waivers renew annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316
Class C	$257	$486	$839	$1,834

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316
Class C	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund intends to invest a portion of its assets in high yield Municipal Bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (commonly known as “junk bonds”). The Fund may also invest, without limitation, in higher rated Municipal Bonds. The Fund may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

49

PIMCO High Yield Municipal Bond Fund

The average portfolio duration of this Fund normally varies from four to eleven years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Fund consists of both income earned on its investments and capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

50

Prospectus

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class C shares (December 29, 2006), performance information shown in the table for Class C shares is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper High Yield Municipal Debt Fund Average consists of funds that invest at least 50% of their assets in lower-rated municipal debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 5.08%. For the periods shown in the bar chart, the highest quarterly return was 13.09% in the third quarter of 2009, and the lowest quarterly return was -21.10% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (7/31/06)
Class A Return Before Taxes	25.32%	-2.25%
Class A Return After Taxes on Distributions(1)	25.14%	-2.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	18.66%	-1.25%
Class C Return Before Taxes	29.25%	-2.10%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	24.53%	1.83%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for taxes)	30.94%	-0.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since July 2006.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

51

PIMCO Income Fund

INVESTMENT OBJECTIVE

The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Other Expenses(1)	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(2)	0.95%	1.70%	1.20%
Expense Reduction(3)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reduction(4)	0.90%	1.65%	1.15%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65% and 1.15% for Class A, Class C and Class R, respectively.

(3)	PIMCO has contractually agreed, through July 31, 2011, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

(4)	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense is 0.85%, 1.60% and 1.10% for Class A, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class C	$268	$520	$897	$1,955
Class R	$117	$365	$633	$1,398

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class C	$168	$520	$897	$1,955
Class R	$117	$365	$633	$1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, which may include, without limitation: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including

52

Prospectus

emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from two to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

53

PIMCO Income Fund

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, C and R shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 10.12%. For the periods shown in the bar chart, the highest quarterly return was 9.48% in the third quarter of 2009, and the lowest quarterly return was -2.57% in the first quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (3/30/07)
Class A Return Before Taxes	14.03%	4.35%
Class A Return After Taxes on Distributions(1)	11.22%	2.08%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	8.97%	2.35%
Class C Return Before Taxes	16.68%	5.05%
Class R Return Before Taxes	18.31%	5.61%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	5.93%	6.02%
Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)	28.51%	4.35%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Daniel J. Ivascyn. Mr. Ivascyn is a Managing Director of PIMCO and he has managed the Fund since March 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

54

PIMCO Investment Grade Corporate Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.90%	1.65%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class C	$268	$520	$897	$1,955

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$651	$855	$1,441
Class C	$168	$520	$897	$1,955

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, which as of June 30, 2010 was 6.39 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

55

PIMCO Investment Grade Corporate Bond Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of the Class A and C shares (July 30, 2004), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC- registered. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and

56

Prospectus

performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 5.64%. For the periods shown in the bar chart, the highest quarterly return was 9.07% in the second quarter of 2009, and the lowest quarterly return was -5.35 in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	Fund Inception (4/28/00)
Class A Return Before Taxes	13.87%	5.49%	7.59%
Class A Return After Taxes on Distributions(1)	10.61%	3.54%	5.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	9.03%	3.53%	4.95%
Class C Return Before Taxes	16.38%	5.50%	7.21%
Barclays Capital U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	16.04%	4.67%	6.81%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)	13.16%	3.91%	5.59%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is a Managing Director of PIMCO and he has managed the Fund since November 2002.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

57

PIMCO Long Duration Total Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.01%
Total Annual Fund Operating Expenses(2)	0.91%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%.

Example The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$464	$654	$860	$1,453

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$464	$654	$860	$1,453

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 364% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Long Term Government/Credit Index, which as of June 30, 2010 was 12.83 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the

58

Prospectus

Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. Lipper Corporate Debt Funds BBB-Rated Fund Average consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

59

PIMCO Long Duration Total Return Fund

Calendar Year Total Returns — Institutional*(1)

*	The year-to date return as of June 30, 2010 is 10.14%. For the periods shown in the bar chart, the highest quarterly return was 16.10% in the fourth quarter of 2008, and the lowest quarterly return was -5.91% in the first quarter of 2009.

(1)	The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception (8/31/06)
Institutional Class Return Before Taxes	5.62%	8.52%
Institutional Class Return After Taxes on Distributions(1)	2.77%	6.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.75%	5.96%
Barclays Capital Long-Term Government/Credit Index (reflects no deductions for fees, expenses or taxes)	1.92%	5.91%
Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)	21.35%	4.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

60

PIMCO Long-Term Credit Fund

INVESTMENT OBJECTIVE

The Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.95%

Example The Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$468	$666	$881	$1,498

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$468	$666	$881	$1,498

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Fund’s benchmark, the Barclays Capital U.S. Long Credit Index, which as of June 30, 2010, was 12.33 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. Consistent with other investment limitations, the Fund may invest, without limitation, in preferred stocks.

61

PIMCO Long-Term Credit Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund’s benchmark index is the Barclays Capital U.S.
                     Long Credit Index. The index includes both corporate
and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign
Local Government. It is not possible to invest directly in an unmanaged index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mark Kiesel. Mr. Kiesel is a Managing Director of PIMCO and he has managed the Fund since March 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

62

PIMCO Long-Term U.S. Government Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.625%	0.625%	0.625%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses(1)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.895%	1.645%	1.645%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.875%, 1.625% and 1.625% for Class A, Class B and Class C, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The

Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$650	$852	$1,436
Class B	$517	$719	$944	$1,479
Class C	$267	$519	$894	$1,949

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$463	$650	$852	$1,436
Class B	$167	$519	$894	$1,479
Class C	$167	$519	$894	$1,949

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 415% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, future contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in

63

PIMCO Long-Term U.S. Government Fund

securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. Lipper General U.S. Government Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at

http://investments.pimco.com/QuarterlyPerformance.

64

Prospectus

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 14.35%. For the periods shown in the bar chart, the highest quarterly return was 13.47% in the fourth quarter of 2008, and the lowest quarterly return was -6.14% in the second quarter of 2004.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	-6.13%	3.99%	7.19%
Class A Return After Taxes on Distributions(1)	-8.60%	2.24%	5.07%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-3.67%	2.41%	4.98%
Class B Return Before Taxes	-6.33%	3.92%	7.04%
Class C Return Before Taxes	-4.10%	4.01%	6.80%
Barclays Capital Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes)	-12.92%	5.17%	7.59%
Lipper General U.S. Government Funds Average (reflects no deductions for taxes)	1.20%	3.87%	5.24%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Stephen Rodosky. Mr. Rodosky is a Managing Director of PIMCO and he has managed the Fund since July 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

65

PIMCO Low Duration Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.75%	5.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.55%	0.50%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.15%	1.10%

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$310	$490	$686	$1,250
Class B	$663	$805	$1,071	$1,699
Class C	$217	$365	$633	$1,398
Class R	$112	$350	$606	$1,340

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$310	$490	$686	$1,250
Class B	$163	$505	$871	$1,699
Class C	$117	$365	$633	$1,398
Class R	$112	$350	$606	$1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 488% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will

66

Prospectus

normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total

67

PIMCO Low Duration Fund

Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. Prior to September 25, 2009, the BofA Merrill Lynch Indicies were known as the Merrill Lynch Indicies. Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 2.54%. For the periods shown in the bar chart, the highest quarterly return was 7.01% in the second quarter of 2009, and the lowest quarterly return was -3.89% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.37%	4.02%	4.62%
Class A Return After Taxes on Distributions(1)	9.11%	2.53%	3.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.70%	2.55%	2.97%
Class B Return Before Taxes	7.07%	3.37%	4.31%
Class C Return Before Taxes	11.35%	3.98%	4.34%
Class R Return Before Taxes	12.64%	4.24%	4.59%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	0.78%	4.04%	4.48%
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)	9.60%	3.10%	3.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1987.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

68

PIMCO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None(1)

(1)	Regular sales charges apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.10%	1.00%	0.10%
Other Expenses(1)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses(2)	0.57%	1.47%	0.57%

(1)	Other Expenses do not reflect the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) as the Program expired on September 18, 2009. If the Fund’s Program payments were included, Other Expenses would have been 0.02% and Total Annual Fund Operating Expenses would have been 0.59%, 1.49% and 0.59% for Class A, Class B and Class C, respectively.

(2)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$183	$318	$714
Class B	$150	$465	$803	$1,181
Class C	$58	$183	$318	$714

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$183	$318	$714
Class B	$150	$465	$803	$1,181
Class C	$58	$183	$318	$714

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

69

PIMCO Money Market Fund

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares. To obtain the Fund’s current yield, call 1-800-426-0107. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Institutional Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 1.54% in the fourth quarter of 2000, and the lowest quarterly return was 0.02% in the third quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.12%	2.83%	2.62%
Class A Return After Taxes on Distributions(1)	0.07%	1.83%	1.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.07%	1.83%	1.65%
Class B Return Before Taxes	0.09%	2.35%	2.18%
Class C Return Before Taxes	0.12%	2.83%	2.62%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.32%	3.07%	2.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

70

PIMCO Mortgage-Backed Securities Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses(1)	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	0.96%	1.71%	1.71%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65% and 1.65% for Class A, Class B and Class C, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The

Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$469	$669	$886	$1,509
Class B	$524	$739	$978	$1,552
Class C	$274	$539	$928	$2,019

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$469	$669	$886	$1,509
Class B	$174	$539	$928	$1,552
Class C	$174	$539	$928	$2,019

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,035% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign

71

PIMCO Mortgage-Backed Securities Fund

issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (July 31, 2000), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

72

Prospectus

Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Lipper U.S. Mortgage Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 7.25%. For the periods shown in the bar chart, the highest quarterly return was 5.21% in the third quarter of 2009, and the lowest quarterly return was -1.59% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.69%	4.52%	6.09%
Class A Return After Taxes on Distributions(1)	6.22%	2.49%	3.91%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.29%	2.66%	3.90%
Class B Return Before Taxes	9.59%	4.46%	5.95%
Class C Return Before Taxes	12.09%	4.54%	5.71%
Barclays Capital U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)	5.75%	5.80%	6.47%
Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)	9.02%	3.71%	5.05%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by W. Scott Simon. Mr. Simon is a Managing Director of PIMCO and he has managed the Fund since April 2000.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

73

PIMCO Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%
Total Annual Fund Operating Expenses	0.75%	1.50%	1.25%

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270
Class B	$653	$774	$1,018	$1,588
Class C	$227	$397	$686	$1,511

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270
Class B	$153	$474	$818	$1,588
Class C	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

74

Prospectus

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

75

PIMCO Municipal Bond Fund

Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Lipper General Municipal Debt Fund Index consists of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 3.65%. For the periods shown in the bar chart, the highest quarterly return was 10.53% in the third quarter of 2009, and the lowest quarterly return was -12.53% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	16.67%	0.42%	3.41%
Class A Return After Taxes on Distributions(1)	16.48%	0.31%	2.93%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	12.30%	0.83%	3.08%
Class B Return Before Taxes	14.37%	-0.07%	3.18%
Class C Return Before Taxes	18.69%	0.53%	3.21%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	12.91%	4.32%	5.75%
Lipper General Municipal Debt Fund Index (reflects no deductions for taxes)	16.85%	2.91%	4.60%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

76

PIMCO MuniGO Fund

INVESTMENT OBJECTIVE

The Fund seeks income exempt from federal income tax consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Total Annual Fund Operating Expenses	0.75%	1.25%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270
Class C	$227	$397	$686	$1,511

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270
Class C	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt federal income tax (“Municipal Bonds”). The Fund’s Municipal Bond investments will primarily consist of state, county and city general obligation and pre-refunded Municipal Bonds. The Fund may also invest in U.S. Treasury securities and other obligations of the U.S. Government (including its agencies and instrumentalities) and money market instruments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Municipal GO Bond Index, which as of June 30, 2010, was 7.65 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest more than 25% of its total assets in Municipal Bonds of issuers in California. To the extent that the Fund concentrates its investments in California, it will be subject to California State-Specific Risk. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

77

PIMCO MuniGO Fund

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

                     The Fund’s benchmark index is the Barclays Capital Municipal GO Bond Index. The index is the general obligation component of the Barclays Capital Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since July 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

78

PIMCO New York Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.525%	0.525%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	0.775%	1.525%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299
Class C	$255	$482	$832	$1,818

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299
Class C	$155	$482	$832	$1,818

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. By concentrating its investments in New York, the Fund will be subject to New York State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to twelve years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

79

PIMCO New York Municipal Bond Fund

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

New York State-Specific Risk: the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (October 19, 1999), and Class C shares (August 31, 2009) performance information shown in the table is based on the performance of the Fund’s Institutional Class shares, which are

80

Prospectus

offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. Lipper New York Municipal Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 3.64%. For the periods shown in the bar chart, the highest quarterly return was 7.68% in the third quarter of 2009, and the lowest quarterly return was -3.28% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.53%	2.71%	4.90%
Class A Return After Taxes on Distributions(1)	9.41%	2.55%	4.45%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	7.47%	2.66%	4.38%
Class C Return Before Taxes	11.07%	2.59%	4.50%
Barclays Capital New York Insured Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	13.18%	4.32%	6.03%
Lipper New York Municipal Debt Funds Average (reflects no deductions for taxes)	17.96%	3.24%	4.87%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

81

PIMCO Real Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	5.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.75%	0.50%
Other Expenses(1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.93%	1.68%	1.43%	1.18%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65%, 1.40%, and 1.15% for Class A, Class B, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$466	$660	$870	$1,475
Class B	$671	$830	$1,113	$1,788
Class C	$246	$452	$782	$1,713
Class R	$120	$375	$649	$1,432

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$466	$660	$870	$1,475
Class B	$171	$530	$913	$1,788
Class C	$146	$452	$782	$1,713
Class R	$120	$375	$649	$1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation

82

Prospectus

measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index which as of June 30, 2010, as converted, was 4.04 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

                     Interest Rate Risk: the risk that fixed income securities
                     will decline in value because of an increase in interest
rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter aver age portfolio duration
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

83

PIMCO Real Return Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 4.93%. For the periods shown in the bar chart, the highest quarterly return was 7.58% in the third quarter of 2002, and the lowest quarterly return was -5.87% in the third quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.88%	3.93%	7.34%
Class A Return After Taxes on Distributions(1)	13.42%	1.91%	5.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	9.64%	2.15%	4.94%
Class B Return Before Taxes	12.55%	3.46%	7.10%
Class C Return Before Taxes	16.84%	4.05%	7.13%
Class R Return Before Taxes	18.14%	4.31%	7.39%
Barclays Capital U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)	11.41%	4.63%	7.70%
Lipper Treasury Inflation-Protected Securities Funds Average (reflects no deductions for taxes)	10.88%	3.56%	6.77%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

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Prospectus

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah. Mr. Worah is a Managing Director of PIMCO and he has managed the Fund since December 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

85

PIMCO Short Duration Municipal Income Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Total Annual Fund Operating Expenses	0.73%	1.03%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$298	$453	$622	$1,111
Class C	$205	$328	$569	$1,259

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$298	$453	$622	$1,111
Class C	$105	$328	$569	$1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

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Prospectus

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A and Class C shares (March 28, 2002), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. Lipper Short Municipal Debt Fund Average is a total performance average of funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

87

PIMCO Short Duration Municipal Income Fund

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 1.04%. For the periods shown in the bar chart, the highest quarterly return was 2.58% in the first quarter of 2009, and the lowest quarterly return was -11.00% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.42%	-0.71%	1.12%
Class A Return After Taxes on Distributions(1)	5.30%	-0.80%	0.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.10%	-0.23%	1.09%
Class C Return Before Taxes	6.58%	-0.55%	0.94%
Barclays Capital 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.49%	3.42%	3.48%
Lipper Short Municipal Debt Funds Average (reflects no deductions for taxes)	5.29%	2.59%	3.20%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by John Cummings. Mr. Cummings is an Executive Vice President of PIMCO and he has managed the Fund since December 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

88

PIMCO Short-Term Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	0.50%	5.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.55%	0.50%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.10%	1.05%

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$305	$475	$659	$1,193
Class B	$658	$790	$1,045	$1,643
Class C	$212	$350	$606	$1,340
Class R	$107	$334	$579	$1,283

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$305	$475	$659	$1,193
Class B	$158	$490	$845	$1,643
Class C	$112	$350	$606	$1,340
Class R	$107	$334	$579	$1,283

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 446% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-

89

PIMCO Short-Term Fund

denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other

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Prospectus

expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. The index returns allow for a comparison of the Fund’s performance to an index of funds with similar investment objectives as the Fund.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at

http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 0.71%. For the periods shown in the bar chart, the highest quarterly return was 3.52% in the second quarter of 2009, and the lowest quarterly return was -2.03% in the fourth quarter of 2008.

Average Annual Total Returns (for periods ended 12/31/09)	1 Years	5 Years	10 Years
Class A Return Before Taxes	6.60%	3.10%	3.34%
Class A Return After Taxes on Distributions(1)	5.78%	1.75%	2.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.33%	1.86%	2.06%
Class B Return Before Taxes	3.25%	2.45%	3.04%
Class C Return Before Taxes	7.73%	3.26%	3.26%
Class R Return Before Taxes	8.79%	3.31%	3.36%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)	5.44%	2.02%	2.86%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he has managed the Fund since January 2011.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

91

PIMCO Total Return Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	3.50%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.91%	1.66%	1.66%	1.16%

(1)	“Other Expenses” reflect interest expense. Interest expense results from the Fund’s use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy best suited to seek the objective of the Fund.

(2)	Total Annual Fund Operating Expenses excluding interest expense is 0.90%, 1.65%, 1.65%, and 1.15% for Class A, Class B, Class C and Class R, respectively.

Example The Example is intended to help you compare the cost of investing in Class A, Class B, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Year	5 Years	10 Years
Class A	$464	$654	$860	$1,453
Class B	$519	$723	$952	$1,496
Class C	$269	$523	$902	$1,965
Class R	$118	$368	$638	$1,409

If you do not redeem your shares:

	1 Year	3 Year	5 Years	10 Years
Class A	$464	$654	$860	$1,453
Class B	$169	$523	$902	$1,496
Class C	$169	$523	$902	$1,965
Class R	$118	$368	$638	$1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 402% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fixed Income Instruments” in the Fund’s prospectus for additional information. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, which as of June 30, 2010 was 4.30 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

92

Prospectus

The Fund invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: As convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

93

PIMCO Total Return Fund

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class R shares (December 31, 2002), performance information shown in the table for Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at

http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 5.58%. For the periods shown in the bar chart, the highest quarterly return was 6.37% in the third quarter of 2001, and the lowest quarterly return was -2.30% in the second quarter of 2004.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.08%	5.54%	6.74%
Class A Return After Taxes on Distributions(1)	6.79%	3.47%	4.55%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	5.88%	3.52%	4.48%
Class B Return Before Taxes	8.99%	5.48%	6.59%
Class C Return Before Taxes	11.48%	5.56%	6.35%
Class R Return Before Taxes	13.05%	6.09%	6.89%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	5.93%	4.97%	6.33%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for taxes)	13.16%	3.91%	5.50%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and he has managed the Fund since May 1987.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

94

PIMCO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment): None(1)

(1)	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	0.33%	0.33%	0.18%
Distribution and/or Service (12b-1) Fees	0.10%	0.10%	0.25%
Other Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.46%	0.46%	0.46%
Expense Reduction(2)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Expense Reduction(3)	0.43%	0.43%	0.43%

(1)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(2)	PIMCO has contractually agreed, through July 31, 2011, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Class A, Class C and Class R shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit.

(3)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not shown in the above table.

Example The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years
Class A	$44	$138
Class C	$44	$138
Class R	$44	$138

If you do not redeem your shares:

	1 Year	3 Years
Class A	$44	$138
Class C	$44	$138
Class R	$44	$138

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

95

PIMCO Treasury Money Market Fund

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

                     The Fund’s benchmark index is the Citigroup 3-Month Treasury Bill Index. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at

http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO and he will manage the Fund as of its inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

96

PIMCO Unconstrained Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.55%

Example The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$502	$772	$1,061	$1,884
Class C	$308	$643	$1,103	$2,379
Class R	$158	$490	$845	$1,845

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$502	$772	$1,061	$1,884
Class C	$208	$643	$1,103	$2,379
Class R	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,039% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment

97

PIMCO Unconstrained Bond Fund

basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund’s benchmark index is the 3 Month USD LIBOR Index (Resets Quarterly). LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market, resetting quarterly. Prior to August 1, 2009, the Fund’s benchmark index was the same 3 month LIBOR Index as described, but resetting monthly.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

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Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 3.77%. For the periods shown in the bar chart, the highest quarterly return was 5.41% in the second quarter of 2009, and the lowest quarterly return was 0.48% in the fourth quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	Fund Inception 6/30/2008
Class A Return Before Taxes	8.45%	6.83%
Class A Return After Taxes on Distributions(1)	6.52%	5.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	5.51%	4.97%
Class C Return Before Taxes	11.79%	8.77%
Class R Return Before Taxes	12.36%	9.31%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.89%	1.70%
Lipper General Bond Funds Average (reflects no deductions for taxes)	11.62%	3.59%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Chris Dialynas. Mr. Dialynas is a Managing Director of PIMCO and he has managed the Fund since June 2008.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

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INVESTMENT OBJECTIVE

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares—Class A, B, C and R Shares” section on page 118 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.10%	1.85%

Example The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665
Class C	$288	$582	$1,001	$2,169

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665
Class C	$188	$582	$1,001	$2,169

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 10 years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund seeks to invest under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds.

The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 50% of its total

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assets in securities denominated in foreign currencies. The Fund may invest up to 50% of its total assets in securities of foreign issuers. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). In addition, the Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing report-ing, accounting and auditing standards, and nationalization, ex-propriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive rev-enues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

California State-Specific Risk: the risk that by concentrating its investments in California Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal

New York State-Specific Risk the risk that by concentrating its investments in New York Municipal Bonds the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or

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guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

                     The Fund’s benchmark index is the 3 Month USD LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market.

Performance for the Fund is updated daily and quarterly and may be obtained as follows:
daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at

http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Chris Dialynas. Mr. Dialynas is a Managing Director of PIMCO and he has managed the Fund since January 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” section on page 103 of this prospectus.

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Summary of Other Important Information Regarding Fund Shares

PURCHASE AND SALE OF FUND SHARES

Shares of a Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Distributor.

■

The minimum initial investment for Class A, Class B and Class C shares of a Fund is $1,000 and $50 for each minimum subsequent investment, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Effective November 1, 2009, Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described in “Sales of Class B shares” in each Fund’s prospectus. You may purchase or sell (redeem) all or part of your Fund shares through a broker, dealer, or other financial intermediary, or directly from the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809) as further described in each Fund’s prospectus. The Distributor reserves the right to require payment by wire or U.S. Bank check.

■

There is no minimum initial or minimum additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts for specified benefit plans. Specified benefit plans which wish to invest directly by mail should send a check payable to PIMCO Family of Funds, along with a completed application form to the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809).

TAX INFORMATION

A Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Class A, Class B, Class C or Class R shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund(s) over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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DESCRIPTION OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and in the chart below. The principal risks are described in this section, following the chart. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Principal Risk	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO Convertible Fund	PIMCO Developing Local Markets Fund	PIMCO Diversified Income Fund	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Extended Duration Fund	PIMCO Floating Income Fund	PIMCO Foreign Bond Fund (Unhedged)
Interest Rate	x	x	x	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x	x	x	x
High Yield	x	x	x	x	x	x	x	x	x	x
Market	x	x	x	x	x	x	x	x	x	x
Issuer	x	x	x	x	x	x	x	x	x	x
Liquidity	x	x	x	x	x	x	x	x	x	x
Derivatives	x	x	x	x	x	x	x	x	x	x
Equity	x	x	x	x	x	x	x	x	x	x
Mortgage-Related and Other Asset-Backed	x	x	—	x	x	x	x	x	x	x
Foreign (Non-U.S.) Investment	—	—	x	x	x	x	x	x	x	x
Real Estate	—	—	x	x	—	x	x	—	—	—
Emerging Markets	—	—	x	x	x	x	x	x	x	x
Currency	—	—	x	x	x	x	x	x	x	x
Issuer Non-Diversification	x	x	—	x	—	x	x	—	—	x
Leveraging	x	x	x	x	x	x	x	x	x	x
Management	x	x	x	x	x	x	x	x	x	x
California State-Specific	x	x	—	—	—	—	—	—	—	—
New York State-Specific	—	—	—	—	—	—	—	—	—	—
Municipal Project-Specific	x	x	—	—	—	—	—	—	—	—
Short Sale	x	x	x	x	x	x	x	x	x	x
Convertible Securities	—	—	x	—	—	—	—	—	—	—

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Principal Risk	PIMCO Foreign Bond Fund (US Dollar- Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (US Dollar- Hedged)	PIMCO GNMA Fund	PIMCO Government Money Market Fund	PIMCO High Yield Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Income Fund	PIMCO Investment Grade Corporate Bond Fund
Interest Rate	x	x	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x	x	x
High Yield	x	x	x	—	—	x	x	x	x
Market	x	x	x	x	—	x	x	x	x
Issuer	x	x	x	x	—	x	x	x	x
Liquidity	x	x	x	x	—	x	x	x	x
Derivatives	x	x	x	x	—	x	x	x	x
Equity	x	x	x	x	—	x	x	x	x
Mortgage-Related and Other Asset-Backed	x	x	x	x	—	x	x	x	x
Foreign (Non-U.S.) Investment	x	x	x	x	—	x	—	x	x
Real Estate	—	—	—	—	—	—	—	—	—
Emerging Markets	x	x	x	x	—	x	—	x	x
Currency	x	x	x	—	—	x	—	x	x
Issuer Non-Diversification	x	x	x	—	—	—	x	x	—
Leveraging	x	x	x	x	—	x	x	x	x
Management	x	x	x	x	x	x	x	x	x
California State-Specific	—	—	—	—	—	—	x	—	—
New York State-Specific	—	—	—	—	—	—	x	—	—
Municipal Project-Specific	—	—	—	—	—	—	x	—	—
Short Sale	x	x	x	x	—	x	x	x	x
Convertible Securities	—	—	—	—	—	—	—	—	—

Principal Risk	PIMCO Long Duration Total Return Fund	PIMCO Long- Term Credit Fund	PIMCO Long-Term US Government Fund	PIMCO Low Duration Fund	PIMCO Money Market Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Municipal Bond Fund	PIMCO MuniGO Fund
Interest Rate	x	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x	x
High Yield	x	x	—	x	—	—	x	—
Market	x	x	x	x	x	x	x	x
Issuer	x	x	x	x	x	x	x	x
Liquidity	x	x	—	x	—	x	x	x
Derivatives	x	x	x	x	—	x	x	—
Equity	x	x	x	x	—	x	x	—
Mortgage-Related and Other Asset-Backed	x	x	x	x	—	x	x	—
Foreign (Non-U.S.) Investment	x	x	—	x	x	x	—	—
Real Estate	—	—	—	—	—	—	—	—
Emerging Markets	x	x	—	x	—	x	—	—
Currency	x	x	—	x	—	—	—	—
Issuer Non-Diversification	x	—	—	—	—	—	—	x
Leveraging	x	x	x	x	—	x	x	x
Management	x	x	x	x	x	x	x	x
California State-Specific	—	—	—	—	—	—	x	x
New York State-Specific	—	—	—	—	—	—	x	—
Municipal Project-Specific	—	—	—	—	—	—	x	—
Short Sale	x	x	x	x	—	x	x	—
Convertible Securities	—	—	—	—	—	—	—	—

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Principal Risk	PIMCO New York Municipal Bond Fund	PIMCO Real Return Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Short- Term Fund	PIMCO Total Return Fund	PIMCO Treasury Money Market Fund	PIMCO Unconstrained Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund
Interest Rate	x	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x	x
High Yield	x	x	—	x	x	—	x	x
Market	x	x	x	x	x	—	x	x
Issuer	x	x	x	x	x	—	x	x
Liquidity	x	x	x	x	x	—	x	x
Derivatives	x	x	x	x	x	—	x	x
Equity	x	x	x	x	x	—	x	x
Mortgage-Related and Other Asset-Backed	x	x	x	x	x	—	x	x
Foreign (Non-U.S.) Investment	—	x	—	x	x	—	x	x
Real Estate	—	—	—	—	—	—	—	—
Emerging Markets	—	x	—	—	x	—	x	x
Currency	—	x	—	x	x	—	x	x
Issuer Non-Diversification	x	x	—	—	—	—	—	—
Leveraging	x	x	x	x	x	—	x	x
Management	x	x	x	x	x	x	x	x
California State-Specific	—	—	x	—	—	—	—	x
New York State-Specific	x	—	x	—	—	—	—	x
Municipal Project-Specific	x	—	x	—	—	—	—	x
Short Sale	x	x	x	x	x	—	x	x
Convertible Securities	—	—	—	—	x	—	—	—

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in a Fund’s portfolio will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal Bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the PIMCO Money Market Fund invests 25% or more of its assets in obligations issued by U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

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High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Equity Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities also include, among other things, preferred stocks, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risks

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. Certain Funds also may be exposed to leveraging risk by borrowing money for investment purposes. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

California State- Specific Risk

A Fund that concentrates its investments in California Municipal Bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York Municipal Bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York Municipal Bonds held by such Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

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Municipal Project-Specific Risk

A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk

A Fund’s short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Convertible Securities Risk

Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Synthetic convertible securities involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security. Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. Because the convertible component is typically achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index, synthetic convertible securities are subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

DISCLOSURE OF PORTFOLIO HOLDINGS

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

MANAGEMENT OF THE FUNDS

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees of PIMCO Funds (the “Trust”), PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2011, PIMCO had approximately $1.2 trillion in assets under management.

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Management Fees

Each Fund pays for the advisory and supervisory and administrative services it requires under what is essentially an all-in fee structure. The Management Fees shown in the Annual Fund Operating Expenses table reflect both an advisory fee and a supervisory and administrative fee. The Management Fees shown in the Annual Fund Operating Expenses tables reflect both an advisory fee and a supervisory and administrative fee. The Funds will pay monthly Management Fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

	Management Fees
Fund Name	Class A	Class B	Class C	Class R
PIMCO California Intermediate Municipal Bond Fund	0.525%	N/A	0.525%	N/A
PIMCO California Short Duration Municipal Income Fund	0.48%	N/A	0.48%	N/A
PIMCO Convertible Fund	0.80%	N/A	0.80%	N/A
PIMCO Developing Local Markets Fund	1.00%	N/A	1.00%	N/A
PIMCO Diversified Income Fund	0.90%	0.90%	0.90%	N/A
PIMCO Emerging Local Bond Fund	1.10%	N/A	1.10%	N/A
PIMCO Emerging Markets Bond Fund	1.00%	1.00%	1.00%	N/A
PIMCO Extended Duration Fund	0.65%	N/A	N/A	N/A
PIMCO Floating Income Fund	0.70%	N/A	0.70%	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.70%	N/A	0.70%	N/A
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.70%	0.70%	0.70%	0.70%
PIMCO Global Advantage Strategy Bond Fund	0.85%	N/A	0.85%	0.85%
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.70%	0.70%	0.70%	N/A
PIMCO GNMA Fund	0.65%	0.65%	0.65%	N/A
PIMCO Government Money Market Fund	0.33%	N/A	0.33%	0.18%
PIMCO High Yield Fund	0.65%	0.65%	0.65%	0.65%
PIMCO High Yield Municipal Bond Fund	0.60%	N/A	0.60%	N/A
PIMCO Income Fund	0.65%	N/A	0.65%	0.65%
PIMCO Investment Grade Corporate Bond Fund	0.65%	N/A	0.65%	N/A
PIMCO Long Duration Total Return Fund	0.65%	N/A	N/A	N/A
PIMCO Long-Term Credit Fund	0.70%	N/A	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.625%	0.625%	0.625%	N/A
PIMCO Low Duration Fund	0.60%	0.60%	0.60%	0.60%
PIMCO Money Market Fund	0.47%	0.47%	0.47%	N/A
PIMCO Mortgage-Backed Securities Fund	0.65%	0.65%	0.65%	N/A
PIMCO Municipal Bond Fund	0.50%	0.50%	0.50%	N/A
PIMCO MuniGO Fund	0.50%	N/A	0.50%	N/A
PIMCO New York Municipal Bond Fund	0.525%	N/A	0.525%	N/A
PIMCO Real Return Fund	0.65%	0.65%	0.65%	0.65%
PIMCO Short Duration Municipal Income Fund	0.48%	N/A	0.48%	N/A
PIMCO Short-Term Fund	0.55%	0.55%	0.55%	0.55%
PIMCO Total Return Fund	0.65%	0.65%	0.65%	0.65%
PIMCO Unconstrained Bond Fund	1.05%	N/A	1.05%	1.05%
PIMCO Unconstrained Tax Managed Bond Fund	0.85%	N/A	0.85%	N/A

The PIMCO Treasury Money Market Fund was not operational during the fiscal year ended March 31, 2010. The Management Fees for the Class A, Class C and Class R shares of the Fund are at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class of shares taken separately): 0.33%, 0.33% and 0.18%.

Advisory Fee.  Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2010, the following Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Advisory Fees(1)
Fund Name	All Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%
PIMCO California Short Duration Municipal Income Fund	0.18%
PIMCO Convertible Fund	0.40%
PIMCO Developing Local Markets Fund	0.45%
PIMCO Diversified Income Fund	0.45%
PIMCO Emerging Local Bond Fund	0.45%
PIMCO Emerging Markets Bond Fund	0.45%
PIMCO Extended Duration Fund	0.25%

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	Advisory Fees(1)
Fund Name	All Classes
PIMCO Floating Income Fund	0.30%
PIMCO Foreign Bond Fund (Unhedged)	0.25%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%
PIMCO Global Advantage Strategy Bond Fund	0.40%
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%
PIMCO GNMA Fund	0.25%
PIMCO Government Money Market Fund	0.12%
PIMCO High Yield Fund	0.25%
PIMCO High Yield Municipal Bond Fund	0.30	%(2)
PIMCO Income Fund	0.25	%(3)
PIMCO Investment Grade Corporate Bond Fund	0.25%
PIMCO Long Duration Total Return Fund	0.25%
PIMCO Long-Term Credit Fund	0.30%
PIMCO Long-Term U.S. Government Fund	0.225%
PIMCO Low Duration Fund	0.25%
PIMCO Money Market Fund	0.12%
PIMCO Mortgage-Backed Securities Fund	0.25%
PIMCO Municipal Bond Fund	0.20%
PIMCO MuniGO Fund	0.20%
PIMCO New York Municipal Bond Fund	0.225%
PIMCO Real Return Fund	0.25%
PIMCO Short Duration Municipal Income Fund	0.18%
PIMCO Short-Term Fund	0.25%
PIMCO Total Return Fund	0.25%
PIMCO Unconstrained Bond Fund	0.60%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%

(1)	For details regarding changes to the rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 144.
(2)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.01% of the advisory fee to 0.29%.
(3)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the advisory fee to 0.20%.

The PIMCO Treasury Money Market Fund was not operational during the fiscal year ended March 31, 2010. The advisory fee for the PIMCO Treasury Money Market Fund is at an annual rate of 0.12% based upon the average daily net assets of the Fund.

A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contract is available in the Funds’ Semi-Annual Report to

shareholders for the fiscal half-year ended September 30, 2010. A discussion of the basis for the Board of Trustees’ approval of the PIMCO Treasury Money Market Fund investment advisory contract will be available in the Fund’s first Annual or Semi-Annual Report to shareholders.

■

Supervisory and Administrative Fee.  Each Fund pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure. Class A, Class B, Class C and Class R shareholders of each Fund pay a supervisory and administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures supervisory and administrative services for Class A, Class B, Class C and Class R shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the supervisory and administrative fee which may vary and affect the total level of expenses paid by the Class A, Class B, Class C and Class R shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the supervisory and administrative fee paid by the Funds. Also, under the terms of the supervision and administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2010, the Funds paid PIMCO monthly supervisory and administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

	Supervisory and Administrative Fee(1)
Fund Name	Classes A, B and C	Class R
PIMCO California Intermediate Municipal Bond Fund	0.30%	N/A
PIMCO California Short Duration Municipal Income Fund	0.30%	N/A
PIMCO Developing Local Markets Fund	0.55%	N/A
PIMCO Diversified Income Fund	0.45%	N/A
PIMCO Emerging Local Bond Fund	0.65%	N/A
PIMCO Emerging Markets Bond Fund	0.55%	N/A
PIMCO Extended Duration Fund	0.40%	N/A
PIMCO Floating Income Fund	0.40%	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.45%	N/A

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	Supervisory and Administrative Fee(1)
Fund Name	Classes A, B and C		Class R
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.45%		0.45%
PIMCO Global Advantage Strategy Bond Fund	0.45	%(3)	0.45	%(3)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.45%		N/A
PIMCO GNMA Fund	0.40%		N/A
PIMCO Government Money Market Fund	0.21%		0.06%
PIMCO High Yield Fund	0.40%		0.40%
PIMCO High Yield Municipal Bond Fund	0.30	%(2)	N/A
PIMCO Income Fund	0.40%		0.40%
PIMCO Investment Grade Corporate Bond Fund	0.40%		N/A
PIMCO Long Duration Total Return Fund	0.40%		N/A
PIMCO Long-Term Credit Fund	0.40%		N/A
PIMCO Long-Term U.S. Government Fund	0.40%		N/A
PIMCO Low Duration Fund	0.35%		0.35%
PIMCO Money Market Fund	0.35%		N/A
PIMCO Mortgage-Backed Securities Fund	0.40%		N/A
PIMCO Municipal Bond Fund	0.30%		N/A
PIMCO MuniGO Fund	0.30%		N/A
PIMCO New York Municipal Bond Fund	0.30%		N/A
PIMCO Real Return Fund	0.40%		0.40%
PIMCO Short Duration Municipal Income Fund	0.30%		N/A
PIMCO Short-Term Fund	0.30%		0.30%
PIMCO Total Return Fund	0.40%		0.40%
PIMCO Unconstrained Bond Fund	0.45%		0.45%
PIMCO Unconstrained Tax Managed Bond Fund	0.45%		N/A

(1)	For details regarding changes to this rate within the last 5 years, please see the footnote disclosures for the Funds in the Financial Highlights section beginning on page 144.
(2)	PIMCO has contractually agreed, through July 31, 2011, to waive 0.05% of the supervisory and administrative fee to 0.25%.
(3)	Effective February 24, 2009, the Fund is no longer waiving a portion of the advisory fee or the supervisory and administrative fee.

The PIMCO Treasury Money Market Fund was not operational during the fiscal year ended March 31, 2010. The supervisory and administrative fees for the Class A, Class C and Class R shares of the Fund are at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class of shares taken separately): 0.21%, 0.21% and 0.06%. The Class A and Class C shares of the PIMCO Convertible Fund were not operational during the fiscal year ended March 31, 2010. The supervisory and administrative fees for the Class A and Class C shares of the PIMCO Convertible Fund are at the following annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to each class of shares taken separately): 0.40%.

PIMCO has contractually agreed for the PIMCO Treasury Money Market Fund, through July 31, 2011, to reduce total annual fund operating expenses for the Fund’s separate classes of shares, by waiving a portion of the Fund’s supervisory and administrative fee or reimbursing the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to a separate class of shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods not exceeding three years, provided that organizational expenses and pro rata Trustees’ fees, plus recoupment, do not exceed the Expense Limit.

Temporary Fee Waivers, Reductions and Reimbursements

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, PIMCO and certain affiliates have entered into a fee and expense limitation agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s supervisory and administrative fee; and (iii) third, to the extent necessary, a Fund’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from a Fund any portion of the supervisory and administrative fee or advisory fee

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waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The

Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service fees (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

To the extent PIMCO or its affiliates waive, reduce or reimburse any portion of the distribution and/or service (12b-1) fees pursuant to the Agreement, PIMCO or its affiliates may pay or reimburse financial institutions for services for which such financial institutions normally receive distribution and/or service (12b-1) fees from the applicable Fund out of PIMCO’s or its affiliates’ own assets. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and supervisory and administrative fees paid to PIMCO by the Funds. Such activities by PIMCO or its affiliates may provide incentives to financial institutions to sell shares of the Funds. Additionally, these activities may give PIMCO or its affiliates additional access to sales representatives of such financial institutions, which may increase sales Fund shares.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since		Recent Professional Experience

PIMCO California Intermediate Municipal Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO MuniGO

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal Income

	John Cummings	10/05 8/06 7/06 12/08 7/09 12/08 12/08	* * *	Executive Vice President, PIMCO. He joined PIMCO in 2002. Prior to joining PIMCO, he served as Vice President of Municipal Trading at Goldman, Sachs & Co. Mr. Cummings joined Goldman, Sachs & Co. in 1997.

PIMCO Convertible	Jonathan L. Horne	03/10		Senior Vice President, PIMCO. Mr. Horne currently focuses on credit derivatives and relative value and previously served on the interest rate derivatives desk, where he specialized in U.S. dollar swaps and swaptions. Prior to joining PIMCO in 2006, he focused on risk management and volatility trading for a multi-strategy hedge fund.

PIMCO Diversified Income PIMCO Floating Income	Curtis Mewbourne	10/05 10/05		Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

PIMCO Developing Local Markets PIMCO Emerging Local Bond	Michael Gomez	5/05 12/06	* *	Executive Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

PIMCO Foreign Bond (Unhedged) PIMCO Foreign Bond (U.S. Dollar-Hedged) PIMCO Global Bond (U.S. Dollar-Hedged)	Scott A. Mather	2/08 2/08 2/08		Managing Director, PIMCO. He is a member of PIMCO’s Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

PIMCO Global Advantage Strategy Bond	Mohamed El-Erian***	2/09	*	Co-CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

PIMCO Emerging Markets Bond PIMCO Global Advantage Strategy Bond***	Ramin Toloui	1/11 2/09	*	Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Under Secretary for International Affairs.

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Fund	Portfolio Manager	Since		Recent Professional Experience

PIMCO GNMA PIMCO Mortgage-Backed Securities	W. Scott Simon	10/01 4/00		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.

PIMCO High Yield	Andrew Jessop	1/10		Executive Vice President of PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

PIMCO Government Money Market PIMCO Money Market PIMCO Short-Term PIMCO Treasury Money Market	Jerome Schneider	1/11 1/11 1/11 *	*	Executive Vice President, PIMCO. He joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Low Duration PIMCO Total Return	William H. Gross	5/87 5/87	* *	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

PIMCO Investment Grade Corporate Bond PIMCO Long-Term Credit	Mark Kiesel	11/02 3/09	*	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Extended Duration PIMCO Long-Term U.S. Government PIMCO Long Duration Total Return	Stephen Rodosky	7/07 7/07 7/07		Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO Income	Daniel J. Ivascyn	3/07	*	Managing Director, PIMCO. He joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

PIMCO Real Return	Mihir Worah	12/07		Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

PIMCO Unconstrained Bond PIMCO Unconstrained Tax Managed Bond	Chris Dialynas	6/08 1/09	* *	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO’s investment strategy group.

*	Inception of the Fund.
**	As of the date of this prospectus, the Fund has not commenced operations.
***	Dr. El-Erian has overall responsibility for managing the Fund. Mr. Toloui is responsible for portfolio construction and security selection.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is PIMCO Investments LLC (“Distributor”). The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

CLASSES OF SHARES—CLASS A, B, C AND R SHARES

The Trust offers investors Class A, Class B, Class C and Class R shares in this prospectus. Subject to the qualifications described below under “Sale of Class B Shares,” effective November 1, 2009, Class B shares of the Funds are no longer available for purchase. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information and can be obtained free of charge from the Distributor.

Class A Shares

■

You pay an initial sales charge when you buy Class A shares of any Fund, except the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund. The maximum initial sales charge is 2.25% for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds; and 3.75% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

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■

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of Class A shares. Please see the Statement of Additional Information for details.

■

Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

■

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC (0.50% in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds and 0.75% in the case of the PIMCO Low Duration Fund) if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge and, thus, are not subject to a CDSC. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Statement of Additional Information for details.

Class B Shares

■	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

■

You normally pay a CDSC of up to 3.5% (5% in the case of the PIMCO Low Duration, PIMCO Municipal Bond, PIMCO Real Return and PIMCO Short-Term Funds) if you redeem Class B shares during the first five years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CSDC if you redeem Class B shares during the sixth year or thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Statement of Additional Information for details.

■

Class B shares of the PIMCO Low Duration and PIMCO Short-Term Funds are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). Class B shares of all other Funds are subject to higher 12b-1 fees than Class A shares for the first five years they are held (seven years for Class B shares purchased prior to January 1, 2002 and eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

■

Class B shares of the PIMCO Low Duration, PIMCO Real Return and PIMCO Short-Term Funds automatically convert into Class A shares after they have been held for eight years. Class B shares of all other Funds convert to Class A shares after they have been held for five years (eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares of all Funds purchased prior to January 1, 2002, is seven years.)

Class C Shares

■	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

■

You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase (except the PIMCO Government Money Market Fund and PIMCO Treasury Money Market Fund). The Class C CDSC is waived for certain categories of investors. Please see the Statement of Additional Information for details.

■	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

■

Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after either five, seven or eight years (as more fully described above), Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the Class C shares are held for periods longer than those prescribed above after which time Class B shares convert into Class A shares (five, seven or eight years, as applicable).

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Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds—Class A shares

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	2.30%	2.25%
$100,000–$249,999	1.27%	1.25%
$250,000 +	0.00%*	0.00%*

*	As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.50% (0.75% in the case of the PIMCO Low Duration Fund) if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

All other Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds)—Class A shares

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.90%	3.75%
$100,000–$249,999	3.36%	3.25%
$250,000–$499,999	2.30%	2.25%
$500,000–$999,999	1.78%	1.75%
$1,000,000 +	0.00%*	0.00%*

*	As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust that offer Class A shares (other than the PIMCO Money Market Fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, C and Class R shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.

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The term “Qualifying Investor” refers to:

(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

(iii)	an employee benefit plan of a single employer.

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds for which the maximum intended investment amount is $250,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Statement of Additional Information.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of PIMCO and the Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

■	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
■	any account of the investor at another financial intermediary; and
■	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Distributor’s Web site at http://www.PIMCO.com/investments, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

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Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares Purchased On or After October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50%
Second	2.75%
Third	2.00%
Fourth	1.25%
Fifth	0.50%
Sixth and thereafter	0%*

*	After the fifth year, Class B shares convert into Class A shares.

Class B Shares Purchased Prior to October 1, 2004*

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	0%**

*	This schedule applies to all Class B shares of the PIMCO Low Duration, PIMCO Real Return and PIMCO Short-Term Funds, regardless of the date of purchase.
**	After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1%
Thereafter	0%

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Bond and PIMCO Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the PIMCO Government Money Market Fund, PIMCO Money Market Fund and

PIMCO Treasury Money Market Fund will be subject to a 1% CDSC (0.50% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds and 0.75% in the case of the PIMCO Low Duration Fund) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below. The Class A CDSC does not apply to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund; however, if PIMCO Government Money Market Fund, PIMCO Money Market Fund or PIMCO Treasury Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

How CDSCs will be Calculated

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

■	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

■

For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

■	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

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■	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

■

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 3.5%, the Class B CDSC would be $70.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details.

Sales of Class B Shares

Effective November 1, 2009 (the “Closing Date”), Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule, as outlined above in “Class B Shares.” Dividends and capital gain distributions paid on outstanding Class B shares may continue to be reinvested in Class B shares in accordance with the Funds’ current policies. In addition, Class B shareholders may continue to exchange their shares for Class B shares of other Funds, or for series of Allianz Funds and Allianz Funds Multi-Strategy Trust that have Class B shares outstanding in accordance with the Funds’ current policies. Effective on and after the Closing Date, Class B shareholders who have direct accounts with the Funds that involve recurring investments in Class B shares, including through automated investment plans such as the Allianz Funds and PIMCO Funds Auto-Invest program, will have such recurring investments automatically redirected into Class A shares of the same Fund at net asset value, without any sales charges (loads). All other features of

Class B shares, including Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. The Trust and the Distributor each reserves the right at any time to modify or eliminate these policies and restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Class R Shares—Specified Benefit Plans

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or PIMCO to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan’s financial service firm). Class R shares are not available to retail or institutional non-specified benefit plan accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Distributor. See “How to Buy and Sell Shares—Buying Shares—Class R

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Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Funds or the Distributor (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). PIMCO’s affiliates may pay a financial service firm or specified benefit plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services; acting as the shareholder of record and nominee for holders of Class R shares; maintaining records of and receiving, aggregating and processing shareholder purchases and redemptions; communicating periodically with shareholders; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; processing, collecting and posting distributions to shareholder accounts; assisting in the establishment and maintenance of shareholder accounts; capturing and processing tax data; providing sub-accounting services; providing and maintaining elective services with respect to Class R shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B, Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
PIMCO Government Money Market Fund	0.10%	0.00%
PIMCO Money Market Fund	0.10%	0.00%
PIMCO Treasury Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.00%
All Funds	0.25%	0.75%

Class C
PIMCO California Short Duration Municipal Income Fund	0.25%	0.30%
PIMCO Floating Income Fund	0.25%	0.30%
PIMCO Government Money Market Fund	0.10%	0.00%
PIMCO Low Duration Fund	0.25%	0.30	%(1)
PIMCO Money Market Fund	0.10%	0.00%

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Class C	Servicing Fee	Distribution Fee
PIMCO Municipal Bond Fund	0.25%	0.50%
PIMCO MuniGO Fund	0.25%	0.50%
PIMCO Short Duration Municipal Income Fund	0.25%	0.30%
PIMCO Short-Term Fund	0.25%	0.30%
PIMCO Treasury Money Market Fund	0.10%	0.00%
PIMCO RealReturn Fund	0.25%	0.50%
All other Funds	0.25%	0.75%

Class R
PIMCO Government Money Market Fund	—	0.25%
All Funds	0.25%	0.25%

(1)	Effective January 1, 2010, the PIMCO Low Duration Fund’s Distribution Fee was reduced by 0.20% to 0.30% per annum.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B, Class C and Class R shares do not pay initial sales charges, the distribution fees payable on Class B, Class C and Class R shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for five, seven or eight years (as applicable) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the

Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may

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also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and PIMCO will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

HOW FUND SHARES ARE PRICED

The NAV of a Fund’s Class A, Class B, Class C and Class R shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the PIMCO Government Money Market and the PIMCO Treasury Money Market Funds, each Fund’s shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. PIMCO Government Money Market Fund and PIMCO Treasury Money Market Fund shares are valued as of 5:30 p.m. Eastern time, (or an earlier time if the Fund closes earlier) on each day the NYSE and Federal Reserve Bank of New York (“Federal Reserve”) are open. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAVs are calculated if the Fund closes earlier, or as permitted by the SEC.

Except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security will be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign securities that do not trade when the NYSE is open are also valued at fair value. A Fund may determine the fair value of investments based on information provided by

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pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when you are unable to buy or sell shares.

The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.”

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares. Generally, when the Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

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HOW TO BUY AND SELL SHARES

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Statement of Additional Information, which can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Statement of Additional Information provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

■	Automated telephone and wire transfer procedures
■	Automatic purchase, exchange and withdrawal programs
■	Programs that establish a link from your Fund account to your bank account
■	Special arrangements for tax-qualified retirement plans
■	Investment programs which allow you to reduce or eliminate the initial sales charges
■	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. Except for the PIMCO Government Money Market Fund and the PIMCO Treasury Money Market Fund, NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. NAVs for the PIMCO Government Money Market Fund and the PIMCO Treasury Money Market Fund are determined at 5:30 p.m., Eastern time (or an earlier time if the Fund closes earlier) on each day the NYSE and Federal Reserve are open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Statement of Additional Information for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares—Classes A, B and C

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

■

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

■

Directly from the Distributor. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Family of Funds, along with a completed application form to the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809).

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Family of Funds and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

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The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. In the interest of economy and convenience, certificates for shares will not be issued.

Buying Shares—Class R Shares

Class R shares of the Funds are continuously offered to specified benefit plans. See “Class R shares—Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services.

Specified benefit plans may also purchase Class R shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

Specified benefit plans which wish to invest directly by mail should send a check payable to PIMCO Family of Funds, along with a completed application form to the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan

Road, Canton, MA 02021-2809).

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Family of Funds and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion.

There is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may expose the Funds to risks associated with market timing activities. For example, since some of the Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S.

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portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your shares of any Fund for any interval funds that are, or may be, established and managed by Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, and its affiliates. See “Exchanges for Interval Funds” below. Requests to exchange shares of the PIMCO Government Money Market or PIMCO Treasury Money Market Funds for shares of other funds of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s NAV for those funds. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Exchanges of Class A, B and C shares are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and

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Allianz Funds Auto-Exchange plan. Specified benefit plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges of Class R shares. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060. You can get an exchange form by calling the Distributor at 1-800-426-0107.

Shares of one class of a Fund may also be exchanged directly for shares of another class of the Fund, subject to any applicable sales charge, as described in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B, C and R shares.

Exchanges for Interval Funds. As noted above, you may exchange your Class A, Class B and Class C shares of any Fund for shares of interval funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of an interval fund on the basis of their respective NAVs, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Selling Shares—Class A, B and C Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

■

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

■

Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will

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not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

■	Telephone requests to the Transfer Agent
■	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
■	Expedited wire transfers
■	Automatic Withdrawal Plan
■	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Selling Shares—Class R Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although specified benefit plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Other Redemption Information

Redemptions of all Classes of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors, including liquidation of the Government Money Market Fund, Money Market Fund or Treasury Money Market Fund as provided in Section 22(e), and rules thereunder, of the 1940 Act. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor,

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recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions in Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

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Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

FUND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the service and/or distribution fees applicable to certain classes of shares. The following table shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
All Funds other than the PIMCO Convertible Fund	•
PIMCO Convertible Fund		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

■	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
■

Invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Funds Multi-Strategy Trust which offers that class at NAV. You must have an account existing in the fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

■

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds), if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s NAV, but dividends will not begin to accrue until the following business day.

With respect to the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, if a purchase order for shares is received prior to 2:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 2:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s NAV, but dividends will not begin to accrue until the following business day. If shares are redeemed, dividends will stop accruing the day prior to the day the shares are redeemed.

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TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax- exempt income and is designated as an “exempt-interest dividend.”

■

Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on taxable Fund distributions of taxable income or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, taxable Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are generally taxable to you as ordinary income. Under current law (scheduled to expire after 2010), a portion of distributions may be qualified dividends taxable to you at a lower rate. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund taxable distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes when you sell (redeem) or exchange your shares. You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another Fund, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

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Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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A Note on the PIMCO Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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A Note on the Municipal Funds. Dividends paid to shareholders of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds (collectively, the “Municipal Funds”) and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund and PIMCO New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds

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seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income and PIMCO New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

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A Note on the PIMCO Unconstrained Tax Managed Bond Fund. Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The Fund seeks to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax.

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Backup Withholding. Each Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Any foreign shareholders would (with certain exceptions) generally be subject to U. S. tax withholding of 30% (or lower applicable treaty rate) on distributions from the Funds.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Funds described under “Fund Summaries” and

“Description of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Certain Funds seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation, or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

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Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

■	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
■	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
■	mortgage-backed and other asset-backed securities;
■	inflation-indexed bonds issued both by governments and corporations;
■	structured notes, including hybrid or “indexed” securities and event-linked bonds;
■	loan participations and assignments;
■	delayed funding loans and revolving credit facilities;
■	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
■	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
■	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
■	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
■	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds (other than the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates, as well as the time until an interest rate on a security is reset (in the case of variable-rate securities).

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. government does not guarantee the NAV of the Funds’ shares. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith

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and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds

Municipal Bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal Bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated Municipal Bonds are subject to greater credit and market risk than higher quality Municipal Bonds. The types of Municipal Bonds in which the Funds may invest include municipal lease obligations, municipal general obligation bonds, municipal cash equivalents, and pre-refunded and escrowed to maturity Municipal Bonds. The Funds may also invest in industrial development bonds, which are Municipal Bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are Municipal Bonds.

Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by a Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). While still tax-exempt, pre-refunded Municipal Bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Investment in pre-refunded Municipal Bonds held by a Fund may subject the Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if a Fund sell pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

The Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying mutual fund. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying Municipal Bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying Municipal Bond.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of

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prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Certain Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. The PIMCO Convertible, PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Global Advantage Strategy Bond, PIMCO High Yield Municipal Bond, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or present an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities are securities that pay interest at rates that adjust whenever specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds)

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may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. Additionally, each Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Common stock represents equity ownership in a company and typically provides the common stockholder the power to vote on certain corporate actions, including the election of the company’s directors. Common stockholders participate in company profits through dividends and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in convertible securities and equity securities. The PIMCO

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Total Return Fund may not purchase common stock, but this limitation does not prevent the Fund from holding common stock obtained through the conversion of convertible securities or common stock that is received as part of a corporate reorganization or debt restructuring (for example, as may occur during bankruptcies or distressed situations). Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income -producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO

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Long-Term U.S. Government, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds) may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign (non-U.S.) securities involves special risks and considerations not typically associated with investing in U.S. securities. Investors should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Emerging Market Securities. Each Fund that may invest in foreign (non-U.S.) securities (other than the PIMCO Money Market Fund) may invest in securities and instruments that are economically tied to emerging market countries. The PIMCO Short-Term Fund may invest up to 5% of its total assets in such securities and instruments, and each other Fund is subject to the limitation on investment in emerging market securities and instruments noted in the Fund’s Fund Summary. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging securities markets. In making investments in emerging market securities, a Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries.

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These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Money Market, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to realize a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

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Foreign Currency Transactions. Funds that invest in securities denominated in foreign (non-U.S.) currencies may engage in foreign currency transactions on a spot (cash) basis, enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund

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will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, and dollar rolls. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund (except the PIMCO Global Bond Fund (U.S. Dollar-Hedged)) may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities. A Fund may also borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets. The PIMCO Global Bond Fund (U.S. Dollar-Hedged)

may not borrow in excess of 10% of the value of its total assets and then only as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes.

Derivatives

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between different interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

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An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Money Market, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions. When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the

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Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, a Fund could realize a loss. Additionally, when selling a security on a when issued delayed delivery or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Investment in Other Investment Companies

Each Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including exchange-traded funds, or in pooled accounts or other unregistered accounts or investment vehicles to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom. A Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when PIMCO believes share prices of other investment companies offer attractive values. As a shareholder of an investment company or other pooled vehicle, a Fund may indirectly bear investment advisory fees, supervisory and administrative fees, service fees and other fees which are in addition to the fees the Fund pays its service providers.

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short- Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Fund.

Small-Cap and Mid-Cap Companies

Certain Funds may invest in small-capitalization and mid-capitalization companies. The Funds consider a small-cap company to be a company with a market capitalization of up to $1.5 billion and a mid-cap company to be a company with a market capitalization of between $1.5 billion and $10 billion. Investments in small-cap and mid-cap companies involve greater risk than investments in large-capitalization companies. Small and mid-cap companies may not have an established financial history, which can present valuation challenges. The securities of small and mid-cap companies may be subject to increased market fluctuations, due to less liquid markets and more limited managerial and financial resources. A fund’s investments in small and mid-cap companies may increase the volatility of the Fund’s portfolio.

Short Sales

A Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale (other than a “short sale against the box”) must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The Funds may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder and other federal securities laws. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Illiquid Securities

Each Fund may invest up to 15% of its net assets (5% of total assets in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) (taken at the time of investment) in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in

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disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as

“portfolio turnover.” When the portfolio manager deems it appropriate and particularly during periods of volatile market movements, each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. Higher portfolio turnover (e.g., an annual rate greater than 100% of the average value of the Fund’s portfolio) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Please see a Fund’s “Fund Summary--Portfolio Turnover” or the “Financial Highlights” in this prospectus for the portfolio turnover rates of the Funds that were operational during the last fiscal year.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

From time to time, as the prevailing market and interest rate environment warrants, and at the discretion of its portfolio manager, some portion of the PIMCO Government Money Market and PIMCO Treasury Money Market Funds’ total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such case, Fund assets will be held in cash in the Fund’s custody account. Cash assets are not income-generating and would impact a Fund’s current yield.

Changes in Investment Objectives and Policies

The investment objectives of the PIMCO California Short Duration Municipal Income, PIMCO Developing Local Markets, PIMCO Emerging Local Bond, PIMCO Extended Duration, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Government Money Market, PIMCO High Yield Municipal Bond, Income, PIMCO Long Duration Total Return, PIMCO Long-Term Credit, PIMCO MuniGO, PIMCO Treasury Money Market, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds are non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

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Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Each of the PIMCO Convertible, PIMCO Developing Local Markets, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO Government Money Market, PIMCO Investment Grade Corporate Bond, PIMCO Long-Term Credit, PIMCO Long-Term U.S. Government Bond, PIMCO Mortgage-Backed Securities, PIMCO Treasury Money Market, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax-Managed Bond Funds has adopted a non-fundamental investment policy, and each of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds has adopted a fundamental investment policy, to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

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147

PIMCO Funds

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Class A, Class B, Class C and Class R shares of each Fund for the last five fiscal years or, if shorter, the period since a Fund or class commenced operations. Certain information reflects financial results for a single Fund share. Because the PIMCO Treasury Money Market Fund had not commenced operations during the periods shown, financial performance information is not provided for the Fund. For the PIMCO Convertible, PIMCO Extended Duration, PIMCO Long Duration Total Return and PIMCO Long-Term Credit Funds, the information below reflects financial results for Institutional Class shares of the Funds, which are offered in a separate prospectus. Class A shares of the PIMCO Convertible, PIMCO Extended Duration, PIMCO Long Duration Total Return and PIMCO Long-Term Credit Funds had not commenced operations during the periods shown. The performance shown below differs from that which would have been achieved by Class A shares of the PIMCO Convertible, PIMCO Extended Duration, PIMCO Long Duration Total Return and PIMCO Long-Term Credit Funds to the extent Class A shares have different expenses than Institutional Class shares. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is available free of charge upon request from the Distributor. The annual report is also available for download free of charge at http://www.PIMCO.com/investments.

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
California Intermediate Municipal Bond Fund
Class A
03/31/2010	$8.72	$0.34	$0.67	$1.01	$(0.34)	$0.00	$0.00
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00	0.00
Class C
08/31/2009 – 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00	0.00
California Short Duration Municipal Income Fund
Class A
03/31/2010	$9.99	$0.15	$0.15	$0.30	$(0.16)	$0.00	$0.00
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	0.00
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00	0.00
08/31/2006 – 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00	0.00
Class C
08/31/2009 – 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00	0.00
Convertible Fund
Institutional Class
03/31/2010	$8.31	$0.73	$4.62	$5.35	$(0.41)	$0.00	$0.00
03/31/2009	13.07	0.32	(4.83)	(4.51)	(0.25)	0.00	0.00
03/31/2008	13.74	0.28	(0.70)	(0.42)	(0.25)	0.00	0.00
03/31/2007	12.62	0.21	1.45	1.66	(0.54)	0.00	0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00	0.00
Developing Local Markets Fund
Class A
03/31/2010	$8.07	$0.19	$2.17	$2.36	$(0.11)	$0.00	$(0.08)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 – 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)	0.00
Class C
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)
03//31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)	0.00
05/31/2005 – 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(e)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.
(f)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

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Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.34)	$9.39	11.75%	$32,593	0.775%		0.77	5%	0.775%		0.77	5%	3.73%		47%
(0.38)	8.72	(3.99)	39,954	0.775		0.77	5	0.775		0.77	5	4.05		72
(0.37)	9.47	(0.95)	33,277	0.795	(c)	0.79	5 (c)	0.795	(c)	0.79	5 (c)	3.90		37
(0.36)	9.93	4.74	34,107	0.825		0.82	5	0.825		0.82	5	3.64		59
(0.35)	9.83	2.25	46,314	0.94	(b)	0.9	4 (b)	0.84	(b)	0.8	4 (b)	3.53		131

(0.15)	9.39	4.33	419	1.525	*	1.52	5*	1.525	*	1.52	5*	2.64	*	47

$(0.16)	$10.13	3.05%	$142,556	0.73	% (e)	0.7	3% (e)	0.73	% (e)	0.7	3% (e)	1.47%		59%
(0.26)	9.99	2.61	30,946	0.75		0.7	5	0.75		0.7	5	2.44		173
(0.31)	9.99	2.60	9,343	0.77	(c)	0.7	7 (c)	0.77	(c)	0.7	7 (c)	3.00		92
(0.17)	10.04	2.11	2,470	0.70	* (d)	5.0	1*	0.70	* (d)	5.0	1*	2.52	*	83

(0.04)	10.13	0.96	639	1.04	* (e)	1.0	4* (e)	1.04	* (e)	1.0	4* (e)	0.98	*	59

$(0.41)	$13.25	64.89%	$498,336	0.65%		0.00%		0.65%		0.00%		6.78%		203%
(0.25)	8.31	(35.02)	994,199	0.66		0.00		0.65		0.00		3.51		98
(0.25)	13.07	(3.16)	333,851	0.76		0.00		0.65		0.00		1.99		149
(0.54)	13.74	13.45	59,765	0.74		0.00		0.65		0.00		1.64		78
(0.34)	12.62	8.70	53,838	0.65		0.00		0.65		0.00		0.93		71

$(0.19)	$10.24	29.43%	$229,627	1.25%		1.2	5%	1.25%		1.2	5%	1.95%		190%
(0.52)	8.07	(20.93)	158,593	1.25		1.2	5	1.25		1.2	5	3.55		95
(1.50)	10.81	14.64	330,005	1.25		1.2	5	1.25		1.2	5	4.14		31
(0.69)	10.79	10.01	136,279	1.25		1.2	5	1.25		1.2	5	4.15		11
(0.26)	10.46	7.26	47,798	1.25	* (f)	1.2	5* (f)	1.25	* (f)	1.2	5* (f)	3.19	*	6

(0.12)	10.24	28.47	90,249	2.00		2.0	0	2.00		2.0	0	1.22		190
(0.45)	8.07	(21.52)	72,965	2.00		2.0	0	2.00		2.0	0	2.77		95
(1.42)	10.81	13.79	123,509	2.00		2.0	0	2.00		2.0	0	3.41		31
(0.61)	10.79	9.18	47,433	2.00		2.0	0	2.00		2.0	0	3.40		11
(0.19)	10.46	6.59	8,646	2.00	* (f)	2.0	0* (f)	2.00	* (f)	2.0	0* (f)	2.56	*	6

149

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Diversified Income Fund
Class A
03/31/2010	$8.51	$0.51	$2.54	$3.05	$(0.57)	$0.00	$(0.01)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00
Class B
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
Class C
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
Emerging Local Bond Fund
Class A
03/31/2010	$7.77	$0.50	$2.70	$3.20	$(0.59)	$0.00	$0.00
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)
07/31/2007 – 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00
Class C
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)
07/31/2007 – 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00
Emerging Markets Bond Fund
Class A
03/31/2010	$8.55	$0.51	$2.14	$2.65	$(0.08)	$0.00	$(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
Class B
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
Class C
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

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Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.58)	$10.98	36.67%	$132,741	1.16%		1.16%		1.15%		1.15%		5.03%	259%
(0.80)	8.51	(13.27)	73,833	1.19		1.19		1.15		1.15		5.68	244
(0.64)	10.71	2.10	106,904	1.23		1.23		1.15		1.15		5.40	234
(0.73)	11.13	7.99	125,360	1.15		1.15		1.15		1.15		5.02	190
(0.66)	11.01	7.50	80,231	1.15	* (b)	1.15	* (b)	1.15	* (b)	1.15	* (b)	4.86	128

(0.51)	10.98	35.67	25,491	1.91		1.91		1.90		1.90		4.32	259
(0.73)	8.51	(13.92)	23,404	1.94		1.94		1.90		1.90		4.88	244
(0.56)	10.71	1.34	42,975	1.98		1.98		1.90		1.90		4.65	234
(0.65)	11.13	7.19	50,739	1.90		1.90		1.90		1.90		4.30	190
(0.58)	11.01	6.71	27,058	1.90		1.90		1.90		1.90		4.13	128

(0.51)	10.98	35.67	98,586	1.91		1.91		1.90		1.90		4.29	259
(0.73)	8.51	(13.92)	62,686	1.94		1.94		1.90		1.90		4.90	244
(0.56)	10.71	1.34	103,481	1.98		1.98		1.90		1.90		4.64	234
(0.65)	11.13	7.19	118,882	1.90		1.90		1.90		1.90		4.28	190
(0.58)	11.01	6.71	91,600	1.90		1.90		1.90		1.90		4.12	128

$(0.59)	$10.38	42.10%	$147,882	1.35%		1.35%		1.35%		1.35%		5.10%	174%
(0.49)	7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65	78
(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	1.31	*	1.31	*	5.44 *	67

(0.52)	10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44	174
(0.42)	7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86	78
(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	2.04	*	2.04	*	5.14 *	67

$(0.56)	$10.64	31.67%	$342,986	1.26%		1.26%		1.25%		1.25%		5.13%	185%
(0.75)	8.55	(13.02)	211,258	1.28		1.28		1.25		1.25		5.83	220
(0.94)	10.68	4.57	312,295	1.25		1.25		1.25		1.25		5.12	148
(1.12)	11.13	10.32	316,226	1.25		1.25		1.25		1.25		4.87	238
(0.91)	11.14	14.26	346,060	1.25		1.25		1.25		1.25		4.95	280

(0.49)	10.64	30.70	40,277	2.01		2.01		2.00		2.00		4.43	185
(0.68)	8.55	(13.67)	37,293	2.03		2.03		2.00		2.00		5.07	220
(0.86)	10.68	3.80	60,532	2.00		2.00		2.00		2.00		4.37	148
(1.04)	11.13	9.51	72,503	2.00		2.00		2.00		2.00		4.12	238
(0.83)	11.14	13.41	82,186	2.00		2.00		2.00		2.00		4.20	280

(0.49)	10.64	30.69	131,421	2.01		2.01		2.00		2.00		4.35	185
(0.68)	8.55	(13.67)	72,651	2.03		2.03		2.00		2.00		5.08	220
(0.86)	10.68	3.80	113,544	2.00		2.00		2.00		2.00		4.37	148
(1.04)	11.13	9.51	142,391	2.00		2.00		2.00		2.00		4.13	238
(0.83)	11.14	13.41	176,096	2.00		2.00		2.00		2.00		4.20	280

151

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Extended Duration Fund
Institutional Class
03/31/2010	$12.56	$0.42	$(2.38)	$(1.96)	$(0.44)	$(2.77)	$0.00
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)	0.00
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)	0.00
08/31/2006 – 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)	0.00
Floating Income Fund
Class A
03/31/2010	$7.00	$0.39	$2.12	$2.51	$(0.47)	$0.00	$0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00
Class C
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)	(0.02)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)	0.00
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)	0.00
Foreign Bond Fund (Unhedged)
Class A
03/31/2010	$8.02	$0.34	$1.93	$2.27	$(0.30)	$0.00	$0.00
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
Class C
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)	0.00
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00	(0.19)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.

152

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(3.21)	$7.39	(16.80)%	$324,253	0.50%	0.50%	0.50%	0.50%	4.42%	615%
(0.86)	12.56	23.62	195,036	0.57	0.57	0.50	0.50	3.88	780
(0.48)	10.90	14.96	169,454	0.50	0.50	0.50	0.50	4.24	239
(0.35)	9.94	2.82	3,083	0.57 *	1.90 *	0.50 *	1.83 *	4.53 *	298

$(0.47)	$9.04	36.54%	$114,763	0.95%	0.95%	0.95%	0.95%	4.68%	318%
(0.43)	7.00	(18.42)	52,818	1.03	1.03	0.95	0.95	4.91	245
(0.74)	9.05	(7.64)	129,885	0.96	0.96	0.95	0.95	5.05	111
(0.65)	10.55	8.04	321,462	0.95	0.95	0.95	0.95	4.57	138
(0.47)	10.39	6.99	241,828	0.95	0.95	0.95	0.95	3.64	83

(0.44)	9.04	36.14	60,876	1.25	1.25	1.25	1.25	4.42	318
(0.40)	7.00	(18.67)	29,213	1.33	1.33	1.25	1.25	4.62	245
(0.71)	9.05	(7.92)	65,669	1.26	1.26	1.25	1.25	4.76	111
(0.62)	10.55	7.73	124,175	1.25	1.25	1.25	1.25	4.28	138
(0.44)	10.39	6.67	68,747	1.25	1.25	1.25	1.25	3.39	83

$(0.30)	$9.99	28.45%	$281,286	0.96%	0.96%	0.95%	0.95%	3.52%	485%
(1.38)	8.02	(18.59)	162,997	1.32	1.32	0.95	0.95	4.63	653
(0.68)	11.54	20.47	310,635	1.23	1.23	0.95	0.95	3.52	798
(0.38)	10.21	7.00	282,563	0.95	0.95	0.95	0.95	3.34	644
(0.27)	9.90	(6.15)	214,079	0.95	0.95	0.95	0.95	2.94	480

(0.22)	9.99	27.50	83,050	1.71	1.71	1.70	1.70	2.81	485
(1.31)	8.02	(19.20)	54,022	2.07	2.07	1.70	1.70	3.88	653
(0.60)	11.54	19.58	108,807	1.97	1.97	1.70	1.70	2.77	798
(0.30)	10.21	6.21	99,356	1.70	1.70	1.70	1.70	2.60	644
(0.19)	9.90	(6.86)	81,574	1.70	1.70	1.70	1.70	2.18	480

153

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2010	$9.05	$0.40	$1.57	$1.97	$(0.34)	$(0.37)	$0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00
Class B
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class C
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class R
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)	(0.02)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)	0.00
Global Advantage Strategy Bond Fund
Class A
03/31/2010	$10.06	$0.24	$1.23	$1.47	$(0.26)	$(0.19)	$0.00
02/05/2009 – 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Class C
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00
02/05/2009 – 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00
Class R
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00
02/05/2009 – 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2010	$8.75	$0.32	$1.16	$1.48	$(0.29)	$(0.30)	$0.00
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)	0.00
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)	0.00
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)	0.00
Class B
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00
Class C
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

154

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.71)	$10.31	22.27%	$239,915	0.97%		0.97%		0.95%		0.95%		4.02%		411%
(0.82)	9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
(0.33)	10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969
(0.50)	10.17	3.58	258,371	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	302,226	0.95		0.95		0.95		0.95		2.95		571

(0.64)	10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
(0.75)	9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
(0.25)	10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969
(0.42)	10.17	2.81	27,875	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	40,661	1.70		1.70		1.70		1.70		2.19		571

(0.64)	10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
(0.75)	9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
(0.25)	10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969
(0.42)	10.17	2.81	63,894	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	90,269	1.70		1.70		1.70		1.70		2.19		571

(0.68)	10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
(0.80)	9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
(0.30)	10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969
(0.47)	10.17	3.33	4,860	1.20		1.20		1.20		1.20		2.84		653
(0.58)	10.30	3.09	4,025	1.20		1.20		1.20		1.20		2.80		571

$(0.45)	$11.08	14.75%	$76,913	1.10%		1.10%		1.10%		1.10%		2.16%		268%
(0.03)	10.06	0.93	1,551	1.10	* (b)(c)	26.79	* (b)(c)	1.10	* (b)(c)	26.79	* (b)(c)	1.81	*	57

(0.37)	11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
(0.02)	10.06	0.80	421	1.85	* (b)(c)	16.59	* (b)(c)	1.85	* (b)(c)	16.59	* (b)(c)	1.55	*	57

(0.43)	11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
(0.03)	10.06	0.88	29	1.35	* (b)(c)	14.09	* (b)(c)	1.35	* (b)(c)	14.09	* (b)(c)	1.93	*	57

$(0.59)	$9.64	17.24%	$29,640	0.95%		0.95%		0.95%		0.95%		3.39%		401%
(0.69)	8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
(0.32)	9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775
(0.42)	9.61	3.91	18,725	0.95		0.95		0.95		0.95		3.16		581
(0.64)	9.66	2.99	21,185	0.95		0.95		0.95		0.95		2.99		372

(0.52)	9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
(0.62)	8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775
(0.35)	9.61	3.14	6,917	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.23	8,224	1.70		1.70		1.70		1.70		2.23		372

(0.52)	9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
(0.62)	8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775
(0.35)	9.61	3.14	16,140	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.22	18,835	1.70		1.70		1.70		1.70		2.24		372

155

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
GNMA Fund
Class A
03/31/2010	$11.33	$0.30	$0.66	$0.96	$(0.35)	$(0.32)	$0.00
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00	0.00
Class B
03/31/2010	11.33	0.22	0.65	0.87	(0.26)	(0.32)	0.00
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00	0.00
Class C
03/31/2010	11.33	0.21	0.66	0.87	(0.26)	(0.32)	0.00
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00	0.00
Government Money Market Fund
Class A
05/14/2009 – 03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
05/14/2009 – 03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00	0.00
High Yield Fund
Class A
03/31/2010	$6.56	$0.69	$2.51	$3.20	$(0.70)	$0.00	$0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00
Class B
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class C
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class R
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	0.00	0.00
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)	0.00
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)	0.00
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00	0.00
High Yield Municipal Bond Fund
Class A
03/31/2010	$6.76	$0.42	$1.31	$1.73	$(0.42)	$0.00	$0.00
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00	0.00
07/31/2006 – 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)	0.00
Class C
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00	0.00
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00	0.00
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00	0.00
12/29/2006 – 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.

156

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.67)	$11.62	8.59%	$455,544	0.90%		0.90%		0.90%		0.90%		2.58%		1,747%
(0.61)	11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	114,188	1.33		1.33		0.90		0.90		4.69		839
(0.49)	11.11	6.59	76,983	1.45		1.45		0.90		0.90		4.48		1,009
(0.41)	10.90	2.74	64,165	0.90		0.90		0.90		0.90		3.43		1,069

(0.58)	11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747
(0.53)	11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652
(0.51)	11.37	7.14	29,853	2.07		2.07		1.65		1.65		3.98		839
(0.41)	11.11	5.80	31,447	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.97	36,678	1.66		1.66		1.65		1.65		2.68		1,069

(0.58)	11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747
(0.53)	11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652
(0.51)	11.37	7.14	36,035	2.07		2.07		1.65		1.65		3.96		839
(0.41)	11.11	5.80	31,535	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.98	36,587	1.66		1.66		1.65		1.65		2.67		1,069

$0.00	$1.00	0.11%	$200	0.21	%*	0.44	%*	0.20	%*	0.43	%*	0.02	%*	N/A

0.00	1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	N/A

$(0.70)	$9.06	50.23%	$1,036,410	0.91%		0.91%		0.90%		0.90%		8.41%		129%
(0.65)	6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354
(0.68)	9.20	(0.71)	746,475	0.91		0.91		0.90		0.90		6.73		187
(0.66)	9.94	8.76	811,521	0.90		0.90		0.90		0.90		6.65		75
(0.68)	9.77	7.95	983,662	0.90		0.90		0.90		0.90		6.83		105

(0.64)	9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129
(0.59)	6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354
(0.61)	9.20	(1.44)	277,780	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.96	413,598	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	504,772	1.65		1.65		1.65		1.65		6.05		105

(0.64)	9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129
(0.59)	6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354
(0.61)	9.20	(1.44)	490,422	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.95	651,392	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	734,019	1.65		1.65		1.65		1.65		6.05		105

(0.68)	9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129
(0.63)	6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354
(0.66)	9.20	(0.96)	15,556	1.16		1.16		1.15		1.15		6.45		187
(0.63)	9.94	8.49	16,405	1.15		1.15		1.15		1.15		6.40		75
(0.65)	9.77	7.67	13,138	1.15		1.15		1.15		1.15		6.62		105

$(0.42)	$8.07	26.13%	$92,096	0.79%		0.85%		0.79%		0.85%		5.44%		76%
(0.49)	6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17		140
(0.47)	9.03	(10.93)	42,761	0.84	(b)	0.90	(b)	0.84	(b)	0.90	(b)	4.65		160
(0.32)	10.63	9.61	24,068	0.95	*	1.84	*	0.95	*	1.84	*	4.31	*	94

(0.37)	8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68		76
(0.43)	6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42		140
(0.39)	9.03	(11.62)	19,087	1.59	(b)	1.65	(b)	1.59	(b)	1.65	(b)	4.00		160
(0.10)	10.63	2.32	2,496	1.70	*	3.49	*	1.70	*	3.49	*	3.50	*	94

157

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Income Fund
Class A
03/31/2010	$8.54	$0.63	$1.71	$2.34	$(0.67)	$0.00
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class R
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00
03/30/2007 – 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Investment Grade Corporate Bond Fund
Class A
03/31/2010	$9.66	$0.57	$1.90	$2.47	$(0.61)	$(0.34)
03/31/2009	10.44	0.48	(0.74)	(0.26)	(0.48)	(0.04)
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
Class C
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
Long Duration Total Return Fund
Institutional Class
03/31/2010	$10.14	$0.54	$0.95	$1.49	$(0.57)	$(0.34)
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)
08/31/2006 – 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00
Long-Term Credit Fund
Institutional Class
03/31/2010	$10.00	$0.66	$1.85	$2.51	$(0.62)	$(0.18)
03/31/2009 – 03/31/2009	10.00	0.00	0.00	0.00	0.00	0.00
Long-Term U.S. Government Fund
Class A
03/31/2010	$11.58	$0.42	$(0.25)	$0.17	$(0.45)	$(0.51)
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
Class B
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
Class C
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced to 0.025% to 0.225%.

158

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.67)	$10.21	28.12%	$38,300	0.90%		0.9	5%	0.85%		0.9	0%	6.51%		188%
(0.60)	8.54	(8.12)	15,536	1.37		1.4	2	0.85		0.9	0	7.26		153
(0.53)	9.92	4.65	2,008	1.84		1.8	9	0.85		0.9	0	5.26		276
0.00	10.00	0.00	10	0.85	*	0.8	5*	0.85	*	0.8	5*	(0.85	)*	0

(0.59)	10.21	27.13	36,633	1.65		1.7	0	1.60		1.6	5	5.61		188
(0.52)	8.54	(8.91)	7,159	2.14		2.1	9	1.60		1.6	5	6.37		153
(0.46)	9.92	3.87	1,484	2.69		2.7	4	1.60		1.6	5	4.62		276
0.00	10.00	0.00	10	1.60	*	1.6	0*	1.60	*	1.6	0*	(1.60	)*	0

(0.64)	10.21	27.78	67	1.15		1.2	0	1.10		1.1	5	6.22		188
(0.57)	8.54	(8.38)	21	1.70		1.7	5	1.10		1.1	5	6.75		153
(0.51)	9.92	4.41	10	2.88		3.1	9	1.10		1.4	1	5.15		276
0.00	10.00	0.00	10	1.10	*	1.1	0*	1.10	*	1.1	0*	(1.10	)*	0

$(0.95)	$11.18	26.21%	$621,321	0.90%		0.9	0%	0.90%		0.9	0%	5.24%		248%
(0.52)	9.66	(2.44)	376,473	0.90		0.9	0	0.90		0.9	0	4.92		348
(0.52)	10.44	5.92	33,922	0.97		0.9	7	0.90		0.9	0	4.70		115
(0.48)	10.37	6.83	27,922	0.90		0.9	0	0.90		0.9	0	4.44		98
(0.44)	10.17	2.17	16,345	0.90		0.9	0	0.90		0.9	0	4.05		168

(0.87)	11.18	25.27	350,334	1.65		1.6	5	1.65		1.6	5	4.47		248
(0.45)	9.66	(3.16)	121,602	1.65		1.6	5	1.65		1.6	5	4.16		348
(0.45)	10.44	5.14	9,060	1.72		1.7	2	1.65		1.6	5	3.95		115
(0.40)	10.37	6.03	6,493	1.65		1.6	5	1.65		1.6	5	3.69		98
(0.36)	10.17	1.40	6,204	1.65		1.6	5	1.65		1.6	5	3.29		168

$(0.91)	$10.72	14.91%	$3,976,419	0.51%		0.5	1%	0.50%		0.5	0%	5.02%		364%
(0.63)	10.14	2.63	2,431,539	0.51		0.5	1	0.50		0.5	0	5.02		398
(0.52)	10.51	9.73	714,193	0.50		0.5	0	0.50		0.5	0	4.85		314
(0.29)	10.09	3.89	4,631	0.50	*	1.6	1*	0.50	*	1.6	1*	4.99	*	330

$(0.80)	$11.71	25.56%	$1,834,816	0.55%		0.0	0%	0.55%		0.0	0	5.76%		166%
0.00	10.00	0.00	13,120	0.55	*	0.0	0	0.55	*	0.0	0	(0.55	)*	0

$(0.96)	$10.79	1.49%	$176,403	0.895%		0.89	5%	0.875%		0.87	5%	3.73%		415%
(0.51)	11.58	7.27	201,456	0.905		0.90	5	0.875		0.87	5	3.82		367
(0.47)	11.30	10.78	233,321	0.875		0.87	5	0.875		0.87	5	4.43		291
(0.48)	10.66	6.41	179,750	0.875		0.87	5	0.875		0.87	5	4.45		971
(0.39)	10.48	0.79	140,369	0.89	(b)	0.8	9 (b)	0.89	(b)	0.8	9 (b)	3.41		788

(0.88)	10.79	0.74	16,774	1.645		1.64	5	1.625		1.62	5	3.01		415
(0.42)	11.58	6.47	26,934	1.655		1.65	5	1.625		1.62	5	3.07		367
(0.40)	11.30	9.97	32,425	1.625		1.62	5	1.625		1.62	5	3.73		291
(0.40)	10.66	5.62	36,900	1.625		1.62	5	1.625		1.62	5	3.71		971
(0.30)	10.48	0.04	45,638	1.64	(b)	1.6	4 (b)	1.64	(b)	1.6	4 (b)	2.61		788

(0.88)	10.79	0.74	45,276	1.645		1.64	5	1.625		1.62	5	3.00		415
(0.42)	11.58	6.47	56,492	1.655		1.65	5	1.625		1.62	5	3.06		367
(0.39)	11.30	9.96	52,461	1.625		1.62	5	1.625		1.62	5	3.67		291
(0.40)	10.66	5.62	39,482	1.625		1.62	5	1.625		1.62	5	3.71		971
(0.30)	10.48	0.04	38,108	1.64	(b)	1.6	4 (b)	1.64	(b)	1.6	4 (b)	2.63		788

159

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Low Duration Fund
Class A
03/31/2010	$9.30	$0.22	$1.19	$1.41	$(0.26)	$(0.01)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
Class B
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
Class C
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
Class R
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
Money Market Fund
Class A
03/31/2010	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Class B
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
Class C
03/31/2010	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective January 1, 2010, the Fund’s distribution and/or service/12b-1 fees were reduced by 0.20% to an annual rate of 0.30%.

160

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.27)	$10.44	15.35%	$3,074,798	0.85%		0.85%		0.85%		0.85%		2.19%	488%
(0.51)	9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90	223
(0.50)	10.14	7.19	1,614,909	0.85		0.85		0.85		0.85		4.24	141
(0.42)	9.95	4.86	1,164,861	0.85		0.85		0.85		0.85		4.16	73
(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	0.88	(b)	0.88	(b)	3.13	68

(0.20)	10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70	488
(0.44)	9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14	223
(0.43)	10.14	6.40	162,843	1.60		1.60		1.60		1.60		3.54	141
(0.35)	9.95	4.08	208,559	1.60		1.60		1.60		1.60		3.40	73
(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	1.63	(b)	1.63	(b)	2.35	68

(0.23)	10.44	14.83	837,286	1.30	(c)	1.30	(c)	1.30	(c)	1.30	(c)	1.71	488
(0.46)	9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40	223
(0.45)	10.14	6.66	387,133	1.35		1.35		1.35		1.35		3.78	141
(0.37)	9.95	4.34	417,945	1.35		1.35		1.35		1.35		3.65	73
(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	1.38	(b)	1.38	(b)	2.60	68

(0.25)	10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97	488
(0.49)	9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64	223
(0.48)	10.14	6.93	9,642	1.10		1.10		1.10		1.10		4.05	141
(0.40)	9.95	4.60	11,305	1.10		1.10		1.10		1.10		3.89	73
(0.34)	9.90	1.30	15,386	1.12	(b)	1.12	(b)	1.12	(b)	1.12	(b)	3.00	68

$0.00	$1.00	0.09%	$152,737	0.32%		0.59%		0.32%		0.59%		0.05%	N/A
(0.01)	1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04	N/A
(0.04)	1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28	N/A
(0.05)	1.00	4.77	75,947	0.57		0.57		0.57		0.57		4.69	N/A
(0.03)	1.00	3.22	64,212	0.57		0.57		0.57		0.57		3.10	N/A

0.00	1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05	N/A
(0.01)	1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55	N/A
(0.03)	1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40	N/A
(0.04)	1.00	4.38	49,405	0.95		1.47		0.95		1.47		4.33	N/A
(0.03)	1.00	2.83	40,366	0.95		1.47		0.95		1.47		2.75	N/A

0.00	1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05	N/A
(0.01)	1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02	N/A
(0.04)	1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30	N/A
(0.05)	1.00	4.78	59,031	0.57		0.57		0.57		0.57		4.70	N/A
(0.03)	1.00	3.22	57,589	0.57		0.57		0.57		0.57		3.10	N/A

161

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Mortgage-Backed Securities Fund
Class A
03/31/2010	$10.21	$0.47	$0.94	$1.41	$(0.45)	$(0.43)
03/31/2009	10.88	0.69	(0.62)	0.07	(0.65)	(0.09)
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
Class B
03/31/2010	10.21	0.41	0.92	1.33	(0.37)	(0.43)
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
Class C
03/31/2010	10.21	0.40	0.93	1.33	(0.37)	(0.43)
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
Municipal Bond Fund
Class A
03/31/2010	$7.85	$0.35	$1.04	$1.39	$(0.35)	$0.00
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
Class B
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
Class C
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
MuniGO Fund
Class A
07/01/2009 – 03/31/2010	$10.00	$0.18	$0.19	$0.37	$(0.17)	$0.00
Class C
07/01/2009 – 03/31/2010	10.00	0.14	0.20	0.34	(0.14)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.025% to 0.20%.

162

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.88)	$10.74	14.14%	$125,408	0.96%		0.9	6%	0.90%		0.9	0%	4.46%		1,035%
(0.74)	10.21	0.77	87,417	2.04		2.0	4	0.90		0.9	0	6.60		1,093
(0.56)	10.88	6.93	55,202	1.56		1.5	6	0.90		0.9	0	4.65		630
(0.47)	10.72	7.08	42,395	0.90		0.9	0	0.90		0.9	0	4.46		780
(0.39)	10.47	2.24	35,258	0.90		0.9	0	0.90		0.9	0	3.51		711

(0.80)	10.74	13.30	9,258	1.71		1.7	1	1.65		1.6	5	3.84		1,035
(0.66)	10.21	0.02	10,466	2.74		2.7	4	1.65		1.6	5	5.56		1,093
(0.48)	10.88	6.14	15,544	2.29		2.2	9	1.65		1.6	5	3.92		630
(0.39)	10.72	6.29	16,404	1.65		1.6	5	1.65		1.6	5	3.72		780
(0.31)	10.47	1.48	14,970	1.65		1.6	5	1.65		1.6	5	2.74		711

(0.80)	10.74	13.29	48,507	1.71		1.7	1	1.65		1.6	5	3.72		1,035
(0.66)	10.21	0.01	34,962	2.77		2.7	7	1.65		1.6	5	5.77		1,093
(0.48)	10.88	6.14	29,365	2.29		2.2	9	1.65		1.6	5	3.91		630
(0.39)	10.72	6.28	28,454	1.65		1.6	5	1.65		1.6	5	3.72		780
(0.31)	10.47	1.48	22,129	1.65		1.6	5	1.65		1.6	5	2.75		711

$(0.35)	$8.89	17.92%	$119,541	0.76	% (d)	0.7	6% (d)	0.76	% (d)	0.7	6% (d)	4.05%		51%
(0.41)	7.85	(14.86)	87,958	0.775		0.77	5	0.775		0.77	5	4.55		100
(0.40)	9.67	(2.36)	72,205	0.885	(c)	0.88	5 (c)	0.805	(c)	0.80	5 (c)	3.96		64
(0.38)	10.31	5.12	76,698	0.875		0.87	5	0.825		0.82	5	3.70		76
(0.35)	10.18	3.94	65,423	1.07	(b)	1.0	7 (b)	0.84	(b)	0.8	4 (b)	3.64		63

(0.28)	8.89	17.02	10,332	1.51	(d)	1.5	1 (d)	1.51	(d)	1.5	1 (d)	3.34		51
(0.35)	7.85	(15.50)	13,727	1.526		1.52	6	1.526		1.52	6	3.76		100
(0.33)	9.67	(3.09)	23,379	1.635	(c)	1.63	5 (c)	1.555	(c)	1.55	5 (c)	3.21		64
(0.31)	10.31	4.36	30,371	1.635		1.63	5	1.575		1.57	5	2.97		76
(0.28)	10.18	3.17	34,401	1.82	(b)	1.8	2 (b)	1.59	(b)	1.5	9 (b)	2.91		63

(0.31)	8.89	17.33	64,500	1.26	(d)	1.2	6 (d)	1.26	(d)	1.2	6 (d)	3.56		51
(0.37)	7.85	(15.28)	53,405	1.275		1.27	5	1.275		1.27	5	4.05		100
(0.35)	9.67	(2.85)	60,036	1.385	(c)	1.38	5 (c)	1.305	(c)	1.30	5 (c)	3.46		64
(0.33)	10.31	4.60	67,140	1.385		1.38	5	1.325		1.32	5	3.20		76
(0.30)	10.18	3.42	65,179	1.57	(b)	1.5	7 (b)	1.34	(b)	1.3	4 (b)	3.16		63

$(0.17)	$10.20	3.73%	$6,110	0.75	%*	1.2	9%*	0.75	%*	1.2	9%*	2.42	%*	98%

(0.14)	10.20	3.36	1,468	1.25	*	1.8	6*	1.25	*	1.8	6*	1.91	*	98

163

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
New York Municipal Bond Fund
Class A
03/31/2010	$10.13	$0.38	$0.66	$1.04	$(0.38)	$0.00	$0.00
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	0.00
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	0.00
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)	0.00
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)	0.00
Class C
08/31/2009 – 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00	0.00
Real Return Fund
Class A
03/31/2010	$10.00	$0.37	$0.91	$1.28	$(0.41)	$0.00	$0.00
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00
Class B
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	0.00
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)	(0.01)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)	0.00
Class C
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	0.00
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)	(0.01)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)	0.00
Class R
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	0.00
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)	(0.01)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

164

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.38)	$10.79	10.38%	$43,833	0.775%		0.77	5%	0.775%		0.77	5%	3.54%	29%
(0.40)	10.13	(1.42)	28,996	0.775		0.77	5	0.775		0.77	5	3.49	121
(0.39)	10.68	1.74	23,010	0.795	(b)	0.79	5 (b)	0.795	(b)	0.79	5 (b)	3.40	44
(0.39)	10.88	4.81	19,184	0.855		0.85	5	0.825		0.82	5	3.43	29
(0.34)	10.76	3.08	17,856	0.84	(c)	0.8	4 (c)	0.84	(c)	0.8	4 (c)	3.02	48

(0.17)	10.79	3.48	977	1.525	*	1.52	5*	1.525	*	1.52	5*	2.56 *	29

$(0.41)	$10.87	13.00%	$3,868,404	0.93%		0.0	0%	0.90%		0.00%		3.45%	408%
(0.69)	10.00	(6.33)	3,115,455	1.15		0.0	0	0.90		0.00		2.24	915
(0.92)	11.45	14.33	3,112,012	0.90		0.0	0	0.90		0.00		5.29	806
(0.42)	10.89	4.53	2,880,617	0.90		0.0	0	0.90		0.00		3.16	480
(0.65)	10.82	0.35	3,428,636	0.90		0.0	0	0.90		0.00		4.31	388

(0.34)	10.87	12.16	316,880	1.68		0.0	0	1.65		0.00		2.89	408
(0.61)	10.00	(7.03)	379,558	1.87		0.0	0	1.65		0.00		1.82	915
(0.83)	11.45	13.49	633,778	1.65		0.0	0	1.65		0.00		4.62	806
(0.34)	10.89	3.76	737,160	1.65		0.0	0	1.65		0.00		2.52	480
(0.57)	10.82	(0.40)	1,013,934	1.65		0.0	0	1.65		0.00		3.67	388

(0.36)	10.87	12.44	2,387,310	1.43		0.0	0	1.40		0.00		2.84	408
(0.64)	10.00	(6.80)	1,543,052	1.64		0.0	0	1.40		0.00		1.81	915
(0.86)	11.45	13.77	1,580,743	1.40		0.0	0	1.40		0.00		4.80	806
(0.36)	10.89	4.02	1,493,749	1.40		0.0	0	1.40		0.00		2.81	480
(0.59)	10.82	(0.15)	2,188,960	1.40		0.0	0	1.40		0.00		3.88	388

(0.39)	10.87	12.72	255,267	1.18		0.0	0	1.15		0.00		3.09	408
(0.66)	10.00	(6.56)	154,856	1.44		0.0	0	1.15		0.00		1.69	915
(0.89)	11.45	14.05	94,611	1.15		0.0	0	1.15		0.00		4.81	806
(0.39)	10.89	4.27	59,303	1.15		0.0	0	1.15		0.00		2.76	480
(0.62)	10.82	0.09	57,274	1.15		0.0	0	1.15		0.00		3.84	388

165

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short-Term Fund
Class A
03/31/2010	$9.39	$0.12	$0.53	$0.65	$(0.14)	$(0.03)
03/31/2009	9.81	0.35	(0.29)	0.06	(0.33)	(0.15)
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
Class B
03/31/2010	9.39	0.08	0.50	0.58	(0.07)	(0.03)
03/31/2009	9.81	0.28	(0.29)	(0.01)	(0.26)	(0.15)
03/31/2008	9.96	0.38	(0.13)	0.25	(0.37)	(0.03)
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
Class C
03/31/2010	9.39	0.10	0.52	0.62	(0.11)	(0.03)
03/31/2009	9.81	0.32	(0.29)	0.03	(0.30)	(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
Class R
03/31/2010	9.39	0.10	0.53	0.63	(0.12)	(0.03)
03/31/2009	9.81	0.32	(0.28)	0.04	(0.31)	(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
Short Duration Municipal Income Fund
Class A
03/31/2010	$8.20	$0.13	$0.35	$0.48	$(0.13)	$0.00
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
Class C
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(e)	Effective October 1, 2009, the Fund’s advisory fee was reduced by 0.02% to 0.18%.

166

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.17)	$9.87	6.94%	$1,560,419	0.80%		0.80%		0.80%		0.80%		1.19%	446%
(0.48)	9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62	582
(0.48)	9.81	3.34	201,097	0.84	(c)	0.84	(c)	0.83	(c)	0.83	(c)	4.52	191
(0.46)	9.96	4.51	259,410	0.75	(b)	0.80		0.75	(b)	0.80		4.42	187
(0.32)	9.98	2.91	315,399	0.75	(b)	0.80		0.75	(b)	0.80		3.07	230

(0.10)	9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86	446
(0.41)	9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90	582
(0.40)	9.81	2.57	9,485	1.59	(c)	1.59	(c)	1.58	(c)	1.58	(c)	3.78	191
(0.39)	9.96	3.73	14,144	1.50	(b)	1.55		1.50	(b)	1.55		3.66	187
(0.24)	9.98	2.13	19,070	1.50	(b)	1.55		1.50	(b)	1.55		2.30	230

(0.14)	9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00	446
(0.45)	9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34	582
(0.45)	9.81	3.03	100,746	1.14	(c)	1.14	(c)	1.13	(c)	1.13	(c)	4.22	191
(0.43)	9.96	4.19	121,666	1.05	(b)	1.10		1.05	(b)	1.10		4.11	187
(0.29)	9.98	2.60	173,897	1.05	(b)	1.10		1.05	(b)	1.10		2.77	230

(0.15)	9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02	446
(0.46)	9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35	582
(0.45)	9.81	3.07	948	1.08	(c)	1.08	(c)	1.07	(c)	1.07	(c)	4.20	191
(0.44)	9.96	4.25	632	1.00	(b)	1.05		1.00	(b)	1.05		4.18	187
(0.29)	9.98	2.64	626	1.00	(b)	1.05		1.00	(b)	1.05		3.05	230

$(0.13)	$8.55	5.86%	$190,080	0.74	% (e)	0.74	% (e)	0.74	% (e)	0.74	% (e)	1.50%	73%
(0.32)	8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40	155
(0.34)	9.54	(0.77)	62,549	0.78	(d)	0.78	(d)	0.78	(d)	0.78	(d)	3.43	35
(0.31)	9.95	3.09	86,895	0.75	(b)	0.80		0.70	(b)	0.75		3.16	71
(0.31)	9.96	3.24	120,178	0.80	(b)	0.85		0.70	(b)	0.85		3.09	79

(0.10)	8.55	5.55	24,771	1.04	(e)	1.04	(e)	1.04	(e)	1.04	(e)	1.27	73
(0.29)	8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07	155
(0.31)	9.54	(1.07)	19,764	1.08	(d)	1.08	(d)	1.08	(d)	1.08	(d)	3.13	35
(0.29)	9.95	2.80	26,052	1.05	(b)	1.10		1.00	(b)	1.05		2.87	71
(0.28)	9.96	2.94	35,294	1.10	(b)	1.15		1.00	(b)	1.05		2.79	79

167

PIMCO Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Total Return Fund
Class A
03/31/2010	$10.13	$0.39	$1.10	$1.49	$(0.47)	$(0.11)	$0.00
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)	0.00
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)	0.00
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)	0.00
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)	(0.02)
Class B
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)	0.00
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
Class C
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)	0.00
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
Class R
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)	0.00
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)	0.00
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)	0.00
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)	0.00
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)	(0.02)
Unconstrained Bond Fund
Class A
03/31/2010	$10.17	$0.34	$1.07	$1.41	$(0.32)	$(0.25)	$0.00
06/30/2008 – 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00
Class C
03/31/2010	10.17	0.26	1.07	1.33	(0.24)	(0.25)	0.00
07/31/2008 – 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00	0.00
Class R
03/31/2010	10.17	0.33	1.06	1.39	(0.30)	(0.25)	0.00
07/31/2008 – 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00	0.00
Unconstrained Tax Managed Bond Fund
Class A
03/31/2010	$9.77	$0.18	$0.71	$0.89	$(0.21)	$(0.04)	$0.00
01/30/2009 – 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	0.00
Class C
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)	0.00
01/30/2009 – 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

168

Prospectus

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.58)	$11.04	14.99%	$25,941,564	0.91%		0.00%		0.90%		0.00%		3.61%		402%
(1.01)	10.13	2.49	17,656,880	1.08		0.00		0.90		0.00		4.92		300
(0.56)	10.91	10.29	13,154,435	0.96		0.00		0.90		0.00		4.68		226
(0.49)	10.43	5.83	11,824,650	0.90		0.00		0.90		0.00		4.35		257
(0.47)	10.33	2.17	10,426,405	0.90		0.00		0.90		0.00		3.61		325

(0.50)	11.04	14.13	978,692	1.66		0.00		1.65		0.00		2.97		402
(0.93)	10.13	1.73	965,329	1.83		0.00		1.65		0.00		4.14		300
(0.48)	10.91	9.48	1,127,848	1.70		0.00		1.65		0.00		3.95		226
(0.41)	10.43	5.04	1,304,268	1.65		0.00		1.65		0.00		3.60		257
(0.39)	10.33	1.41	1,604,106	1.65		0.00		1.65		0.00		2.83		325

(0.50)	11.04	14.13	11,103,810	1.66		0.00		1.65		0.00		2.73		402
(0.93)	10.13	1.72	4,934,686	1.83		0.00		1.65		0.00		4.19		300
(0.48)	10.91	9.47	2,884,366	1.71		0.00		1.65		0.00		3.93		226
(0.41)	10.43	5.05	2,456,435	1.65		0.00		1.65		0.00		3.61		257
(0.39)	10.33	1.41	2,458,316	1.65		0.00		1.65		0.00		2.85		325

(0.55)	11.04	14.71	2,031,285	1.16		0.00		1.15		0.00		3.29		402
(0.99)	10.13	2.23	1,038,081	1.33		0.00		1.15		0.00		4.73		300
(0.54)	10.91	10.02	505,431	1.21		0.00		1.15		0.00		4.43		226
(0.47)	10.43	5.57	336,612	1.15		0.00		1.15		0.00		4.11		257
(0.44)	10.33	1.92	220,703	1.15		0.00		1.15		0.00		3.43		325

$(0.57)	$11.01	14.16%	$1,152,457	1.30%		1.30%		1.30%		1.30%		3.14%		1,039%
(0.13)	10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

(0.49)	11.01	13.31	485,355	2.05		2.05		2.05		2.05		2.34		1,039
(0.08)	10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

(0.55)	11.01	13.88	4,531	1.55		1.55		1.55		1.55		3.04		1,039
(0.11)	10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417

$(0.25)	$10.41	9.19%	$27,531	1.10%		1.13%		1.10%		1.13%		1.72%		318%
(0.02)	9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

(0.17)	10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
(0.01)	9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

169

Prospectus

APPENDIX A DESCRIPTION OF SECURITIES RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PIMCO Funds

Short-Term Obligation Ratings

US Municipal Short-Term Debt and Demand Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

■	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

■	Nature of and provisions of the obligation;

■

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Prospectus

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer

PIMCO Funds

distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

■	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

Prospectus

■

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

■

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

■

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

■

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

■	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: This qualifier is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (no longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicated that the rating was provisional. A provisional rating assumed the successful completion of the project financed by the debt being rated and indicated that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q: A ‘q’ subscript indicated that the rating was based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer

PIMCO Funds

ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B.’

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for most distressed or defaulted structured finance obligations rated “CCC” or below.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

Prospectus

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

PIMCO Investments LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at http://www.PIMCO.com/investments for additional information about the Funds, including the SAI and the Annual and Semi-Annual Report.

Investment Company Act File number 811-05028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

PIMCO Investments LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1100 Walnut, Kansas City, MO 64106-2197

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.PIMCO.com/investments.

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco-funds.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-05028

PF0000R_042711

PIMCO Funds

Statement of Additional Information

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds (the “Trust”), as described below and as supplemented from time to time.

The Trust is an open-end management investment company (“mutual fund”) currently consisting of 71 separate portfolios (each such portfolio discussed in this Statement of Additional Information is referred to herein as a “Fund” and collectively as the “Funds”). The Trust offers up to twelve classes of shares of each of its Funds.

Certain Funds’ Class A, B, C and R shares are offered through the Bond Funds Prospectus dated July 31, 2010, PIMCO High Yield Spectrum Fund’s Institutional Class, Class P, Administrative Class and Class D shares are offered through a prospectus dated August 30, 2010, PIMCO High Yield Spectrum Fund’s Class A, Class C and Class R shares are offered through a prospectus dated August 30, 2010, PIMCO CommoditiesPLUS™ Short Strategy Fund’s Class A and Class C shares are offered through a prospectus dated September 17, 2010, certain Funds’ Institutional Class, Class M, Class P, Administrative Class and Class D shares are offered through the Bond Funds Prospectus dated July 31, 2010, certain Funds’ Class A, B, C and R shares are offered through the Strategic Markets Funds Prospectus dated July 31, 2010, certain Funds’ Institutional Class, Class P, Administrative Class and Class D shares are offered through the Strategic Markets Funds Prospectus dated July 31, 2010, PIMCO Senior Floating Rate Fund’s Institutional Class, Class P, Administrative Class and Class D shares are offered through a prospectus dated April 19, 2011 and PIMCO Senior Floating Rate Fund’s Class A, Class C and Class R shares are offered through a prospectus dated April 19, 2011, as amended, revised or supplemented from time to time (collectively, the “Prospectuses”). A copy of the Prospectuses may be obtained free of charge at the address and telephone number listed below.

	Inst.	M	P	Admin.	D	A	B	C	R
PIMCO All Asset Fund	PAAIX	—	PALPX	PAALX	PASDX	PASAX	PASBX	PASCX	PATRX
PIMCO All Asset All Authority Fund	PAUIX	—	PAUPX	—	PAUDX	PAUAX	—	PAUCX	—
PIMCO California Intermediate Municipal Bond Fund	PCIMX	—	PCIPX	PCMMX	PCIDX	PCMBX	—	PCFCX	—
PIMCO California Short Duration Municipal Income Fund	PCDIX	—	PCDPX	—	PCDDX	PCDAX	—	PCSCX	—
PIMCO CommoditiesPLUS™ Short Strategy Fund	PCPIX	—	PCSPX	—	PCSDX	PCCAX	—	PPSCX	—
PIMCO CommoditiesPLUS™ Strategy Fund	PCLIX	—	PCLPX	—	PCLDX	PCLAX	—	PCPCX	PCPRX
PIMCO CommodityRealReturn Strategy Fund®	PCRIX	—	PCRPX	PCRRX	PCRDX	PCRAX	PCRBX	PCRCX	PCSRX
PIMCO Convertible Fund	PFCIX	—	PCVPX	PFCAX	PCVDX	PACNX	—	PCCNX	—
PIMCO Developing Local Markets Fund	PLMIX	—	PLMPX	PDEVX	PLMDX	PLMAX	—	PLMCX	—
PIMCO Diversified Income Fund	PDIIX	—	PDVPX	PDAAX	PDVDX	PDVAX	PDVBX	PDICX	—
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	PEFIX	—	PEFPX	PEFAX	—	—	—	—	—
PIMCO Emerging Local Bond Fund	PELBX	—	PELPX	PEBLX	PLBDX	PELAX	—	PELCX	—
PIMCO Emerging Markets Bond Fund	PEBIX	—	PEMPX	PEBAX	PEMDX	PAEMX	PBEMX	PEBCX	—
PIMCO Emerging Markets and Infrastructure Bond Fund	PEMIX	—	PMIPX	—	—	—	—	—	—
PIMCO Extended Duration Fund	PEDIX	—	PEDPX	PEDAX	—	—	—	—	—
PIMCO Floating Income Fund	PFIIX	—	PFTPX	PFTAX	PFIDX	PFIAX	—	PFNCX
PIMCO Foreign Bond Fund (Unhedged)	PFUIX	—	PFUPX	PFUUX	PFBDX	PFUAX	—	PFRCX	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PFORX	—	PFBPX	PFRAX	PFODX	PFOAX	PFOBX	PFOCX	PFRRX
PIMCO Fundamental Advantage Total Return Strategy Fund	PFATX	—	PFAPX	—	PFSDX	PTFAX	—	PTRCX	—

	Inst.	M	P	Admin.	D	A	B	C	R
PIMCO Fundamental IndexPLUS™ Fund	PFPIX	—	PNPPX	PFPAX	PFPDX	—	—	—	—
PIMCO Fundamental IndexPLUS™ TR Fund	PXTIX	—	PIXPX	PXTAX	PIXDX	PIXAX	—	PIXCX	—
PIMCO Global Advantage Strategy Bond Fund	PSAIX	—	PGBPX	PGADX	PGSDX	PGSAX	—	PAFCX	PSBRX
PIMCO Global Bond Fund (Unhedged)	PIGLX	—	PGOPX	PADMX	PGBDX	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PGBIX	—	PGNPX	PGDAX	—	PAIIX	PBIIX	PCIIX	—
PIMCO Global Multi-Asset Fund	PGAIX	—	PGAPX	PGAAX	PGMDX	PGMAX	—	PGMCX	PGMRX
PIMCO GNMA Fund	PDMIX	—	PPGNX	—	PGNDX	PAGNX	PBGNX	PCGNX	—
PIMCO Government Money Market Fund	—	PGFXX	PGPXX	PGMXX	PGDXX	AMAXX	—	AMGXX	PGRXX
PIMCO High Yield Fund	PHIYX	—	PHLPX	PHYAX	PHYDX	PHDAX	PHDBX	PHDCX	PHYRX
PIMCO High Yield Municipal Bond Fund	PHMIX	—	PYMPX	—	PYMDX	PYMAX	—	PYMCX	—
PIMCO High Yield Spectrum Fund	PHSIX	—	PHSPX	—	PHSDX	PHSAX	—	PHSCX	PSMRX
PIMCO Income Fund	PIMIX	—	PONPX	PIINX	PONDX	PONAX	—	PONCX	PONRX
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PSKIX	—	PPLPX	PSKAX	PPUDX	PPUAX	—	PPUCX	—
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PISIX	—	PIUHX	—	PIPDX	PIPAX	PIPBX	PIPCX	—
PIMCO Investment Grade Corporate Bond Fund	PIGIX	—	PBDPX	PGCAX	PBDDX	PBDAX	—	PBDCX	—
PIMCO Long Duration Total Return Fund	PLRIX	—	PLRPX	—	—	—	—	—	—
PIMCO Long-Term Credit Fund	PTCIX	—	—	—	—	—	—	—	—
PIMCO Long-Term U.S. Government Fund	PGOVX	—	PLTPX	PLGBX	—	PFGAX	PFGBX	PFGCX	—
PIMCO Low Duration Fund	PTLDX	—	PLDPX	PLDAX	PLDDX	PTLAX	PTLBX	PTLCX	PLDRX
PIMCO Low Duration Fund II	PLDTX	—	PDRPX	PDFAX	—	—	—	—	—
PIMCO Low Duration Fund III	PLDIX	—	PLUPX	PDRAX	—	—	—	—	—
PIMCO Moderate Duration Fund	PMDRX	—	PMOPX	—	—	—	—	—	—
PIMCO Money Market Fund	PMIXX	—	PMFXX	PMAXX	—	PYAXX	PYCXX	PKCXX	—
PIMCO Mortgage-Backed Securities Fund	PTRIX	—	PMRPX	PMTAX	PTMDX	PMRAX	PMRBX	PMRCX	—
PIMCO Municipal Bond Fund	PFMIX	—	PMUPX	PMNAX	PMBDX	PMLAX	PMLBX	PMLCX	—
PIMCO MuniGO Fund	PMGOX	—	PMPOX	—	APNDX	APNAX	—	APNCX	—
PIMCO New York Municipal Bond Fund	PNYIX	—	PNYPX	—	PNYDX	PNYAX	—	PBFCX	—
PIMCO Real Income™ 2019 Fund	PRIFX	—	PICPX	PRCAX	PRLDX	PCIAX	—	PRLCX	—
PIMCO Real Income™ 2029 Fund	PRIIX	—	PRQCX	PINAX	PORDX	POIAX	—	PORCX	—
PIMCO Real Return Asset Fund	PRAIX	—	PRTPX	—	—	—	—	—	—
PIMCO Real Return Fund	PRRIX	—	PRLPX	PARRX	PRRDX	PRTNX	PRRBX	PRTCX	PRRRX
PIMCO RealEstateRealReturn Strategy Fund	PRRSX	—	PETPX	—	PETDX	PETAX	PETBX	PETCX	—
PIMCO RealRetirement® 2010 Fund	PRIEX	—	PTPNX	PRNAX	PTNDX	PTNAX	—	PTNCX	PTNRX
PIMCO RealRetirement® 2020 Fund	PRWIX	—	PTYPX	PFNAX	PTYDX	PTYAX	—	PTYCX	PTYRX
PIMCO RealRetirement® 2030 Fund	PRLIX	—	PEHPX	PNLAX	PEHDX	PEHAX	—	PEHCX	PEHRX

	Inst.	M	P	Admin.	D	A	B	C	R
PIMCO RealRetirement® 2040 Fund	PROIX	—	POFPX	PEOAX	POFDX	POFAX	—	POFCX	POFRX
PIMCO RealRetirement® 2050 Fund	PRMIX	—	PFYPX	POTAX	PFYDX	PFYAX	—	PFYCX	PFYRX
PIMCO Senior Floating Rate Fund	PSRIX	—	PSRPX	PSRMX	PSRDX	PSRZX	—	PSRWX	PSRRX
PIMCO Short Duration Municipal Income Fund	PSDIX	—	PSDPX	PSDMX	PSDDX	PSDAX	—	PSDCX	—
PIMCO Short-Term Fund	PTSHX	—	PTSPX	PSFAX	PSHDX	PSHAX	PTSBX	PFTCX	PTSRX
PIMCO Small Cap StocksPLUS® TR Fund	PSCSX	—	PCKPX	—	PCKDX	PCKAX	—	PCKCX	—
PIMCO StocksPLUS® Fund	PSTKX	—	PSKPX	PPLAX	PSPDX	PSPAX	PSPBX	PSPCX	PSPRX
PIMCO StocksPLUS® Long Duration Fund	PSLDX	—	—	—	—	—	—	—	—
PIMCO StocksPLUS® Total Return Fund	PSPTX	—	PTOPX	—	PSTDX	PTOAX	PTOBX	PSOCX	—
PIMCO StocksPLUS® TR Short Strategy Fund	PSTIX	—	PSPLX	—	PSSDX	PSSAX	—	PSSCX	—
PIMCO Tax Managed Real Return Fund	PTMIX	—	PTMPX	—	PXMDX	PTXAX	—	PXMCX	—
PIMCO Total Return Fund	PTTRX	—	PTTPX	PTRAX	PTTDX	PTTAX	PTTBX	PTTCX	PTRRX
PIMCO Total Return Fund II	PMBIX	—	PMTPX	PRADX	—	—	—	—	—
PIMCO Total Return Fund III	PTSAX	—	PRAPX	PRFAX	—	—	—	—	—
PIMCO Treasury Money Market Fund	—	PFMXX	PTPXX	PTAXX	PTDXX	—	—	—	PTRXX
PIMCO Unconstrained Bond Fund	PFIUX	—	PUCPX	—	PUBDX	PUBAX	—	PUBCX	PUBRX
PIMCO Unconstrained Tax Managed Bond Fund	PUTIX	—	PUTPX	—	ATMDX	ATMAX	—	ATMCX	—

Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”), 840 Newport Center Drive, Newport Beach, California 92660, is the investment adviser to the Funds.

Copies of Prospectuses and annual or semi-annual reports may be obtained free of charge at the addresses and telephone number(s) listed below.

Institutional Class, Classes M and P, Administrative Class and Class D Prospectuses, Annual and Semi-Annual Reports:	Classes A, B, C and R Prospectuses, Annual and Semi-Annual Reports:
PIMCO Funds	PIMCO Investments LLC
840 Newport Center Drive	1345 Avenue of the Americas
Newport Beach, California 92660	New York, New York 10105
Telephone: (800) 927-4648	Telephone: (800) 426-0107

July 31, 2010 (as revised April 27, 2011)

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THE TRUST

The Trust is an open-end management investment company (“mutual fund”) currently consisting of separate investment portfolios, including:

PIMCO All Asset Fund	PIMCO Long-Term U.S. Government Fund
PIMCO All Asset All Authority Fund	PIMCO Low Duration Fund
PIMCO California Intermediate Municipal Bond Fund	PIMCO Low Duration Fund II
PIMCO California Short Duration Municipal Income Fund	PIMCO Low Duration Fund III
PIMCO CommoditiesPLUS™ Strategy Fund	PIMCO Moderate Duration Fund
PIMCO CommoditiesPLUS™ Short Strategy Fund	PIMCO Money Market Fund
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Mortgage-Backed Securities Fund
PIMCO Convertible Fund	PIMCO Municipal Bond Fund
PIMCO Developing Local Markets Fund	PIMCO MuniGO Fund
PIMCO Diversified Income Fund	PIMCO New York Municipal Bond Fund
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	PIMCO Real Income™ 2019 Fund
PIMCO Emerging Local Bond Fund	PIMCO Real Income™ 2029 Fund
PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO Real Return Fund
PIMCO Emerging Markets Bond Fund	PIMCO Real Return Asset Fund
PIMCO Extended Duration Fund	PIMCO RealRetirement® 2010 Fund
PIMCO Floating Income Fund	PIMCO RealRetirement® 2020 Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO RealRetirement® 2030 Fund
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO RealRetirement® 2040 Fund
PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO RealRetirement® 2050 Fund
PIMCO Fundamental IndexPLUS™ Fund	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Fundamental IndexPLUS™ TR Fund	PIMCO Senior Floating Rate Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO Short Duration Municipal Income Fund
PIMCO Global Bond Fund (Unhedged)	PIMCO Short-Term Fund
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Small Cap StocksPLUS® TR Fund
PIMCO Global Multi-Asset Fund	PIMCO StocksPLUS® Fund
PIMCO GNMA Fund	PIMCO StocksPLUS® Long Duration Fund
PIMCO Government Money Market Fund	PIMCO StocksPLUS® TR Short Strategy Fund
PIMCO High Yield Fund	PIMCO StocksPLUS® Total Return Fund
PIMCO High Yield Spectrum Fund	PIMCO Tax Managed Real Return Fund
PIMCO High Yield Municipal Bond Fund	PIMCO Total Return Fund
PIMCO Income Fund	PIMCO Total Return Fund II
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO Total Return Fund III
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	PIMCO Treasury Money Market Fund
PIMCO Investment Grade Corporate Bond Fund	PIMCO Unconstrained Bond Fund
PIMCO Long Duration Total Return Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO Long-Term Credit Fund

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Fund are described in the Prospectuses. Consistent with each Fund’s investment policies, each Fund may invest in “Fixed Income Instruments,” which are defined in the Prospectuses. Additional information concerning the characteristics of certain of the Funds’ investments, strategies and risks is set forth below.

The PIMCO All Asset and PIMCO All Asset All Authority Funds, which are separate Funds, invest substantially all of their assets in other Funds, except the PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds (collectively, the “RealRetirement® Funds”), PIMCO Global-Multi-Asset Fund and each other, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company. The other Funds in which the PIMCO All Asset and PIMCO All Asset All Authority Funds invest are referred to in this Statement of Additional Information as “Underlying PIMCO Funds.” By investing in Underlying PIMCO Funds, the PIMCO All Asset, PIMCO All Asset All Authority and any other funds of funds managed by PIMCO that invest all or a significant portion of their assets in the Underlying PIMCO Funds (together with the PIMCO All Asset and PIMCO All Asset All Authority Funds, the “PIMCO Funds of Funds”), may have indirect exposure to some or all of the securities and instruments described below depending upon how their assets are allocated among the Underlying PIMCO Funds. Since the PIMCO Funds of Funds invest substantially all or a significant portion of their assets in the Underlying PIMCO Funds, investment decisions made with respect to the PIMCO Funds of Funds could under certain circumstances negatively impact the Underlying PIMCO Funds, including with respect to the expenses and investment performance of the Underlying PIMCO Funds. Similarly, certain funds managed by investment advisers affiliated with PIMCO (“Affiliated Funds of Funds”) may invest some or all of their assets in the Underlying PIMCO Funds, and investment decisions made with respect to Affiliated Funds of Funds similarly could under certain circumstances negatively impact the Underlying PIMCO Funds, including with respect to the expenses and investment performance of the Underlying PIMCO Funds. Please see “Investments in the Underlying PIMCO Funds” below for more information regarding potential risks to the Underlying PIMCO Funds.

The PIMCO Global Multi-Asset and RealRetirement® Funds may also invest in any Underlying PIMCO Funds except the PIMCO All Asset and PIMCO All Asset All Authority Funds and each other. However, the PIMCO Global Multi-Asset Fund and RealRetirement® Funds may also invest in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, Fixed Income Instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The PIMCO CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CRRS Subsidiary”). The CRRS Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CRRS Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and CRRS Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the CRRS Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the CRRS Subsidiary, the Fund is indirectly exposed to the risks associated with the CRRS Subsidiary’s investments. The derivatives and other investments held by the CRRS Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CRRS Subsidiary.

The PIMCO Global Multi-Asset Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund II Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “GMA Subsidiary”). The GMA Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the GMA Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and GMA Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the GMA Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the GMA Subsidiary, the Fund is indirectly exposed to the risks associated with the GMA Subsidiary’s investments. The derivatives and other investments held by the GMA Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s GMA Subsidiary.

The PIMCO CommoditiesPLUS™ Strategy Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CPS Subsidiary”). The CPS Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CPS Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and CPS Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the CPS Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the CPS Subsidiary, the Fund is indirectly exposed to the risks associated with the CPS Subsidiary’s investments. The derivatives and other investments held by the CPS Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CPS Subsidiary.

The PIMCO CommoditiesPLUS™ Short Strategy Fund may pursue its investment objective by investing in the PIMCO Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “CPSS Subsidiary,” together with the CRRS Subsidiary, the GMA Subsidiary and the CPS Subsidiary, the “Subsidiaries”). The CPSS Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the CPSS Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and CPSS Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the CPSS Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund. By investing in the CPSS Subsidiary, the Fund is indirectly exposed to the risks associated with the CPSS Subsidiary’s investments. The derivatives and other investments held by the CPSS Subsidiary are generally similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Fund’s CPSS Subsidiary.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Municipal Bonds

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of each of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, and PIMCO Short Duration Municipal Income Funds (each a “Municipal Fund,” and collectively, the “Municipal Funds”) to have at least 80% of its net assets plus borrowings for investment purposes invested in investments, the income of which is exempt from federal income tax (“Municipal Bonds”). In the case of the PIMCO California Intermediate Municipal Bond and PIMCO California Short Duration Municipal Income Funds, the Funds will invest, under normal circumstances, at least 80% of their net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and California income tax. In the case of the PIMCO New York Municipal Bond Fund, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and New York income tax. The ability of a Municipal Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) that at least 50% of the applicable Municipal Fund’s total assets be invested in Municipal Bonds at the end of each calendar quarter. In addition, each of the PIMCO Tax Managed Real Return and PIMCO Unconstrained Tax Managed Bond Funds seeks to invest under normal circumstances at least 50% of its assets in Municipal Bonds.

The PIMCO California Intermediate Municipal Bond and PIMCO California Short Duration Municipal Income Funds may concentrate their investments in California Municipal Bonds and will therefore be exposed to California state-specific risks. Similarly, the PIMCO New York Municipal Bond Fund may concentrate its investments in New York Municipal Bonds and therefore will be exposed to New York state-specific risks. State-specific risks are discussed in the “Description of Principal Risks” section of the Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information. The PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO Unconstrained Tax Managed Bond Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York, and the PIMCO MuniGO Fund may, from time to time, invest more than 25% of its assets in Municipal Bonds of issuers in California. Accordingly, such Funds, to the extent they invest more than 25% in California or New York, will be subject to the California and New York State state-specific risks discussed in the “Description of Principal Risks” section of the Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information, but none of these Funds have any present intention to invest more than that amount in a particular state.

Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Each Fund that may invest in Municipal Bonds (except the PIMCO MuniGO Fund), and in particular the Municipal Funds (except the PIMCO MuniGO Fund) and the PIMCO Unconstrained Tax Managed Bond Fund, may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Each Fund that may invest in Municipal Bonds may invest in pre-refunded Municipal Bonds. Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded Municipal Bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by a Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). While still tax-exempt, pre-refunded Municipal Bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency securities. As the payment of principal and interest is generated from securities held in an escrow account established by the municipality and an independent escrow agent, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Issuers of Municipal Bonds refund in advance of maturity the outstanding higher cost debt and issue new, lower cost debt, placing the proceeds of the lower cost issuance into an escrow account to pre-refund the older, higher cost debt. Investments in pre-refunded Municipal Bonds held by a Fund may subject the Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if a Fund sells pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. To the extent permitted by the Securities and Exchange Commission and the Internal Revenue Service, a Fund’s investment in pre-refunded Municipal Bonds backed by U.S. Treasury and Agency securities in the manner described above, will, for purposes of diversification tests applicable to certain Funds, be considered an investment in the respective U.S. Treasury and Agency securities.

Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. The PIMCO California Short Duration Municipal Income, PIMCO MuniGO, PIMCO Short Duration Municipal Income and PIMCO Unconstrained Tax Managed Bond Funds do not intend to invest in securities whose interest is subject to the federal alternative minimum tax.

Each Fund (except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may invest in Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. A Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds. For example, taxable funds, including Funds other than the Municipal Funds, may choose to invest in Build America Bonds. Although Build America Bonds are currently only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds. As a result, Funds that invest in tax-exempt Municipal Bonds, such as the Municipal Funds, may increase their holdings of Build America Bonds and other investments permitted by the Funds’ respective investment objectives and policies. The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted, unless the program is renewed by Congress at a future date. As of April 27, 2011, there is no indication that Congress will renew the program.

The Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. The Funds also may purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

The Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds).

Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

The Funds that may invest in Municipal Bonds (except the PIMCO MuniGO Fund) may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Fund may purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Fund will not invest more than 5% of its net assets in municipal warrants.

The Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured Municipal Bonds that have been issued and are outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

The Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in Residual Interest Bonds (“RIBs”), which brokers create by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying Municipal Bond. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Funds when short-term interest rates rise, and increase the interest paid to the Funds when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Fund’s investment objectives and general investment policies, a Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in RIBs without limitation.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying Municipal Bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying Municipal Bond.

The Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Funds will invest only in such securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the Internal Revenue Service (“IRS”) has not issued a definitive ruling on the matter.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

The Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Funds also may sell Municipal Bonds due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, Municipal Bonds rated below investment grade (i.e., high yield Municipal Bonds) may not be as liquid as higher-rated Municipal Bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a Municipal Bond and on a Fund’s ability to sell a Municipal Bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio. For more information on high yield securities please see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Each Fund that may invest in Municipal Bonds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Bonds in the same manner. In particular, the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income and PIMCO New York Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. Neither the Funds nor PIMCO have independently verified the information, but have no reason to believe that it is substantially different.

California. Each Fund investing in California Municipal Bonds, and in particular the PIMCO California Intermediate Municipal Bond and PIMCO California Short Duration Municipal Income Funds, may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by a Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the Funds may be impaired.

Certain tax-exempt securities in which the Funds may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

With a gross state product in excess of $1 trillion, California’s economy is the largest state economy in the United States and one of the largest in the world. In addition to its size, California’s economy is diverse, with no industry sector accounting for more than one-quarter of the State’s output. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries.

In March 2004, voters approved Proposition 57, the California Economic Recovery Bond Act, authorizing the issuance of up to $15 billion in Economic Recovery Bonds (“ERBs”) to finance the State’s negative General Fund balance. Under the Act, the State will not be permitted to use more than $15 billion of net proceeds of any bonds issued to address the inherited debt. The ERBs replace the previously authorized “Fiscal Recovery Bonds.”

The repayment of the ERBs are secured by a pledge of revenues from an increase in the State’s share of the sales and use tax of 0.25% starting July 1, 2004, which are deposited in the Fiscal Recovery Fund. Local governments’ shares of the sales and use tax are expected to decrease by a commensurate amount. These new sales and use tax rates will automatically revert to previous levels as soon as the ERBs are repaid. The repayment of the ERBs may be accelerated with transfers from the State’s Budget Stabilization Fund, as specified in the Balanced Budget Amendment. In the event the dedicated revenue falls short, the State also would pledge its full faith and credit by using General Fund revenues to repay the debt service. As of May 1, 2010, California had outstanding approximately $78.4 billion in long-term general obligation bonds.

Also in March 2004, voters approved Proposition 58, which amended the California State Constitution to require balanced budgets in the future, yet this has not prevented the State from enacting budgets that rely on borrowing. Proposition 58 requires the State to contribute to a special reserve of 1% of revenues in 2006-07, 2% in 2007-08, and 3% in subsequent years. This special reserve will be used to repay the ERBs and provide a “rainy-day” fund for future economic downturns or natural disasters. The amendment allows the Governor to declare a fiscal emergency whenever he or she determines that General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the State legislature to take action on legislation proposed by the Governor to address fiscal emergencies. In January 2008, California Governor Arnold Schwarzenegger declared a fiscal emergency and the 2008-09 budget proposed, pursuant to the Governor’s authority under Proposition 58, to suspend the pre-payment of ERBs scheduled for 2008-09 and to sell the remaining $3.3 billion of authorized ERBs to rebuild 2008’s budget reserve. The California Legislature adopted the proposals in February 2008.

California, like the rest of the nation, recently has experienced a severe economic downturn. The outlook for the national economy is for modest growth for 2010 and moderate growth in 2011 and 2012. Real GDP is projected to grow 2.2% in 2010 and 2.9% in 2011 and 2012. The nation’s nonfarm payroll employment is forecast to fall by 0.9% in 2010, and grow by 1.7% in 2011 and 2.2% in 2012. The outlook for the California economy is for modest growth in 2010, followed by moderate growth in 2011 and good growth in 2012. Both the California and national economies continue to face weak consumer spending. Manufacturing is growing, but from a low level. Foreign trade is picking up as a turnaround in Asian economies, spurred by China, and a declining euro relative to the dollar are helping exports, while an improving U.S. economy is aiding imports. Despite these improvements, both economies remain weak and it is difficult to gauge how long it will be before the economies fully recover.

The housing slump has been deeper in California than most states, and declining prices and increasing subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Upward resets of subprime mortgage rates have made payments unaffordable for many borrowers in the State, and several large financial institutions have reported substantial losses on subprime mortgages and securities backed by these mortgages. In addition, uncertainty about the mortgage market and increased financial market volatility have prompted lenders to tighten credit standards. Recently, single-family housing is showing some signs of life with new home sales trending upward in recent months but from very low levels. Existing home sales stabilized and the median sales price rose by the end of 2009.

Employment data also reflect the difficult economy. Non-farm payroll employment in California is forecast to fall by 0.7% in 2010 and grow by 1.3% in 2011 and 1.9% in 2012, as compared to falling by 5.6% in 2009 and the 1.3% average growth rate from 1988 to 2008. The State’s unemployment rate rose from 11.5% in May 2009 to 12.6% in April 2010.

Personal income in California is projected to grow 2.4 percent in 2010, 3.6% in 2011 and 4.8% in 2012, as compared to falling by 2.8% in 2009 and the 5.6% average growth rate from 1988 to 2008. Taxable sales in California have been very weak in the last two years. In the third quarter of 2009, they were 16.8% lower than a year earlier but 0.5% higher than in the second quarter of 2009.

Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities. General Fund revenue collections for the 2009-10 fiscal year (“FY”) are now expected to total $88.1 billion, $1.5 billion below the estimate at the time of the amended 2009 Budget Act. For FY 2010-2011, revenues without proposed policy changes or other solutions are expected to increase slightly to $90.9 billion, a 3.2% increase from FY 2009-2010.

In 2010, California’s credit rating was revised by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) and Fitch, Inc. (“Fitch”). As of June 4, 2010, California’s general obligation bonds were assigned ratings of A1, A-, and A- by Moody’s, S&P and Fitch, respectively. In April 2010, Moody’s raised the State’s credit rating to A1 from Baa1 and Fitch raised the State’s credit rating to A- from BBB. Each change represents a recalibration of certain public finance ratings by Moody’s and Fitch, respectively. In January 2010, S&P lowered the State’s credit rating to A- from A. The agencies continue to monitor the State’s budget deliberations closely to determine whether to alter the ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may affect the market price of the State municipal obligations in which a Fund invests.

The Budget Act of 2009 was enacted in February 2009, four months ahead of the constitutional deadline. In February 2009, the State enacted $36 billion in solutions to what was then estimated to be a $42 billion general fund budget gap (the additional $6 billion in solutions failed to pass at the special election in May 2009). As the recession deepened throughout the spring of 2009 eroding revenues and putting additional pressure on spending, amendments to the Budget Act of 2009 were adopted to address the additional budget gap of $24 billion that resulted from the deepening recession. The largest contributor to the budget gap was the reduction in the baseline revenue forecast for FY 2008-09 and FY 2009-10, which was due almost entirely to the economic recession. As a result of the budget gap, the State suspended loans from the Pooled Money Investment Account for thousands of capital projects and delayed issuance of taxpayer refunds, and for only the second time since the Great Depression, California issued registered warrants (IOUs) to preserve cash for essential payments. In January 2010, California Governor Arnold Schwarzenegger declared a fiscal emergency and called a special session of the legislature to deal with the State’s budget shortfall.

The $60 billion in budget solutions adopted for FY 2009-2010 addressed the largest budget gap the State has ever faced, both in dollar amount and in the percent of General Fund revenues it represents. The budget solutions resulted in reduced expenditures by the State across its major General Fund programs. Certain reductions in funding for State programs resulting for the budget gap closing measures was offset by federal stimulus funding.

While there continue to be signs the economy is slowly improving, California continues to confront serious budgetary problems. In June 2010, the State budget shortfall is estimated at $19.9 billion for the 2010-11 FY. The Governor’s budget for FY 2010-2011 proposed spending reductions and alternative funding solutions to address the projected budget gap. As of June 2010, the FY 2010-2011budget has not been enacted.

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

New York. Funds investing in New York Municipal Bonds, and in particular the PIMCO New York Municipal Bond Fund, may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors, including the New York State Division of the Budget and the New York City Office of Management and Budget. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Funds and the Funds assume no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York city and state agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

New York has historically been one of the wealthiest states in the nation, maintaining the third largest economy in the United States behind California and Texas. For decades, however, the State’s economy grew more slowly than that of the nation as a whole, gradually eroding the State’s relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the southern and the western United States. Factors that may adversely affect the New York State economy include additional write-downs by the financial sector associated with subprime mortgages; deteriorating credit markets, thereby lowering business investment and prolonging recovery; and increases in the cost of energy and food prices, thereby increasing the risk of high inflation.

Relative to other states, New York has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within, New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, then the ability of the State, New York City, the State’s political subdivisions, agencies and authorities to obtain financing in the public credit markets, and the market price of outstanding New York tax-exempt securities, is adversely affected.

State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. Moreover, even an ostensibly balanced budget may still contain several financial risks. These risks include the possibility of broad economic factors, additional spending needs, revenues that may not materialize and proposals to reduce spending or raise revenues that have been previously rejected by the Legislature. To address a potential imbalance in any given FY, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

Over the near and long term, New York State and New York City may face economic problems. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets as well as by shifts upward or downward in the State’s real estate market.

The State’s enacted budget for FY 2009-10 closed the largest budget gap ever faced by the State. The combined current services budget gap for FY 2008-09 and FY 2009-10 totaled $20.1 billion (FY 2008-09: $2.2 billion; FY 2009-10: $17.9 billion), before the gap-closing actions approved by the Governor and Legislature and the receipt of Federal aid. The $20.1 billion gap was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets.

The FY 2009-10 gap-closing actions can be grouped into three general categories: (1) actions that reduce current services spending in the General Fund on a recurring basis; (2) actions that increase revenues on a recurring basis; and (3) transactions that increase revenues or lower spending in FY 2009-10, but that are not expected to recur. To close the two-year budget gap in FY 2008-09 and FY 2009-10, the Governor and Legislature approved a total of $13.9 billion in gap-closing actions, including $6.5 billion in actions to restrain spending, $5.4 billion in actions to increase receipts, and $2 billion in non-recurring actions (more than half of which were used in FY 2008-09 to close a gap that opened in the last half of the fiscal year). In addition, the gap-closing plan includes $6.15 billion in direct fiscal relief that the Federal government is providing to the State under the American Recovery and Reinvestment Act of 2009 (“ARRA”) to stabilize State finances and help prevent reductions in essential services. The President signed the ARRA on February 17, 2009, after the Governor had submitted his Executive Budget. By law, the direct Federal fiscal relief must be used effectively and expeditiously to promote economic recovery, and may not be allocated for other purposes, such as funding reserves or paying down debt.

The national and State economies continue to be weak. The State’s Division of Budget (“DOB”) expects that the New York economy will experience a weak recovery for FY 2010-2011. Contributing factors to the weak economy include, but are not limited to: (i) interest rate hikes and the potential for resulting financial market corrections and credit tightening; (ii) lower prices and transactions resulting from an excess supply of commercial real estate; (iii) weak home prices, anemic wage growth and continued consumer focus on debt reduction resulting in weak growth in consumer spending; and (iv) uncertainty surrounding the magnitude of income and capital gain shifts from tax year 2011 into tax year 2010 as the result of scheduled Federal tax law changes.

The State expects virtually no change in State employment for FY 2010-11 on an average annual basis, following an estimated decline of 2.8% for FY 2009-2010. The State expects a 3.7% increase in wages for FY 2010-2011, compared with an estimated decline of 2.2% in FY 2009-2010. The State expects a 3.9% increase in wages for FY 2010-2011, compared with a 0.9% decrease in FY 2009-2010. The State considers conditions in the labor and financial markets to be the greatest risks to the economic forecast for FY 2009-2010. The State’s unemployment rate as of April 2010 was 8.4% and an unemployment rate of above 8% is expected through 2011.

The proposed FY 2010-2011 budget projects a $7.4 billion budget gap consisting of a $500 million deficit for FY 2009-2010 and a deficit of $6.9 billion for FY 2010-2011. Measures proposed in the FY 2010-2011 budget to eliminate the gap include, among other things, recurring spending cuts and tax and fee increases. As of June 2010, the FY 2010-2011 budget has not been adopted.

Estimated General Fund tax payments of $8.6 billion are projected for tax year 2010, or $1.0 billion (13.2 percent) above the prior year. This increase reflects an expected acceleration in capital gains realizations as taxpayers are expected to react to the scheduled expiration of lower Federal capital gains tax rates at the end of 2010. General Fund business tax receipts for FY 2010-11 are now projected to increase by $296 million, or 5.6 percent, from FY 2009-2010, to $5.6 billion.

In May 2010, New York City Mayor Michael Bloomberg presented the City’s FY 2011 preliminary budget and an updated four year financial plan. The Mayor outlined a plan to close a $3.3 billion deficit for FY 2011 through nearly $1.3 billion in new agency gap closing actions and a $493 million reduction in school spending. The continued decline in the economy and the proposed State budget contributed to the change in the City’s budget from the $1.6 billion surplus for FY 2008 to the estimated $3.3 billion deficit for FY 2011.

New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex and aging infrastructure. The City bears responsibility for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country. Capital bond proceeds are used for the construction and rehabilitation of these facilities. Bond proceeds are also used for financing shorter-lived capital items such as comprehensive computer systems.

New York City’s general debt limit, as provided in the New York State Constitution, is 10 percent of the five-year rolling average of the full value of taxable City real property. The City’s FY 2010 general debt-incurring power of $74.9 billion is projected to rise to $76.17 billion in FY 2011 and $75.15 billion in FY 2012. The City’s general obligation debt outstanding was $38.42 billion at the beginning of FY 2010. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $61.78 billion at the beginning of FY 2010. This indebtedness is expected to grow to $64.28 billion by the beginning of FY 2011 and $65.92 billion at the beginning of FY 2012. The City is projected to be below its general debt limit by $19.11 billion at the end of FY 2010 and at the end of FY 2011-2014.

In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (“NYCTFA”) and TSASC, Inc. (“TSASC”). The debt-incurring capacities of NYCTFA and TSASC total $17.3 billion of which $15.7 billion has been utilized to finance the City’s capital program. Also included in the $17.3 billion capacity is $2.0 billion of recovery bonds issued for general fund expenses in the aftermath of the World Trade Center disaster. The City’s debt has grown from $2,490 per capita in FY 1990 to $7,153 by FY 2008, an increase of 187 percent. Over the same period, the cumulative growth rate in debt per capita exceeded the rate of inflation by 115 percentage points and the growth rate of City tax revenues by 32 percentage points. For FY 2010, the City’s debt is estimated at $7,373 per capita. Based on an analysis of financial statements released by other jurisdictions, New York City leads a sample of large U.S. cities in debt burden per capita by a margin of more than two to one.

As of June 2010, New York State’s general obligation bonds are rated AA, Aa2, and AA by S&P, Moody’s, and Fitch, respectively. In 2010, Moody’s changed the State’s credit rating to Aa2 from Aa3 and Fitch changed the State’s credit rating to AA from AA-. Each change represents a recalibration of certain public finance ratings by Moody’s and Fitch, respectively. As of June 2010, New York City’s general obligation debt was rated Aa2 by Moody’s, AA by S&P and AA- by Fitch. The City’s general obligation credit ratings were upgraded by all three agencies in 2007 and Moody’s increased the City’s general obligation credit rating in 2010. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which a Fund invests.

Mortgage-Related Securities and Asset-Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” Certain Funds also may invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”). The PIMCO Senior Floating Rate Fund may invest up to 5% of its total assets in mortgage- or asset-backed securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for certain mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, PIMCO determines that the securities meet the Trust’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds).

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, PIMCO may invest in various tranches of CMO bonds, including support bonds.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with a Fund’s investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Real Estate Securities and Related Derivatives

Certain Funds (in particular, the PIMCO RealEstateRealReturn Strategy Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (the “1940 Act”). Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets.

To the extent that the PIMCO Money Market Fund invests 25% or more of its assets in obligations issued by U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO GNMA, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Mortgage-Backed Securities, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Short Duration Municipal Income, PIMCO Total Return II and PIMCO Treasury Money Market Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust’s limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, as described in the “Investment Restrictions” section below, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Indebtedness, Loan Participations and Assignments

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may purchase indebtedness and participations in commercial loans. Such investments may be secured or unsecured. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which a Fund intends to invest may not be rated by any nationally recognized rating service.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, a Fund’s only recourse will be against the property securing the DIP financing.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested. The Funds may make investments in indebtedness and loan participations to achieve capital appreciation, rather than to seek income.

Certain Funds that are diversified limit the amount of their total assets that they will invest in any one issuer and all Funds limit the amount of their total assets that they will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers”. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Trade Claims

The Funds may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

Corporate Debt Securities

A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” S&P describes securities rated BBB as “regarded as having adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.” For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.” For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies

Investments in securities rated below investment grade that are eligible for purchase by certain Funds are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds by investing in such securities, may incur additional expenses to seek recovery of their respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting debt securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if PIMCO deems it in the best interest of shareholders.

Creditor Liability and Participation on Creditors Committees

Generally, when a Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, PIMCO has the authority to represent the Trust, or any Fund(s) thereof, on creditors committees or similar committees and generally with respect to challenges related to the securities held by the Funds relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted and such Funds may demand payment of principal from the issuer within that period.

Certain Funds may invest in floating rate debt instruments (“floaters”) and (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029 and PIMCO Treasury Money Market Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each of the Funds (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets in any combination of mortgage-related and or other asset-backed IO, PO, or inverse floater securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs. To the extent permitted by each Fund’s investment objectives and general investment policies, a Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in RIBs without limitation.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Certain Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

Each Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A third party or PIMCO also may create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when PIMCO believes that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Equity Securities

While the securities in which certain Funds primarily intend to invest are expected to consist of fixed income securities, such Funds (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in equity securities. While the PIMCO EM Fundamental IndexPLUS™ TR Strategy, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO

International StocksPLUS® TR Strategy (Unhedged), PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® TR Short Strategy, and PIMCO StocksPLUS® Total Return Funds (together, for purposes of this section only, “Equity-Related Funds”) will normally utilize derivatives to gain exposure to equity securities, each of the Equity-Related Funds may also invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The PIMCO Total Return Fund may not purchase common stock, but this limitation does not prevent the Fund from holding common stock obtained through the conversion of convertible securities or common stock that is received as part of a corporate reorganization or debt restructuring (for example, as may occur during bankruptcies or distressed situations).

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. The Funds generally consider a small-cap company to be a company with a market capitalization of up to $1.5 billion, a mid-cap company to be a company with a market capitalization of between $1.5 billion and $10 billion, and a large-cap company to be a company with a market capitalization of greater than $10 billion.

With respect to the Equity-Related Funds, though the Equity-Related Funds do not normally invest directly in equity securities, when index derivatives appear to be overvalued relative to the index, each such Equity-Related Fund may invest all of its assets in a “basket” of index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every index stock comprising each Fund’s respective index and the return of the index itself. In such case, PIMCO may employ fundamental analysis of factors such as earnings growth, price to earnings ratio, dividend growth and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the applicable Equity-Related Fund are not limited to those with any particular weighting in the applicable benchmark.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Preferred Stock

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Depositary Receipts

Certain Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and similar securities that represent interests in a company’s securities that have been deposited with a bank or trust and that trade on an exchange or over-the-counter. For example, ADRs represent interests in a non-U.S. company but trade on a U.S. exchange or over-the-counter and are denominated in U.S. dollars. These securities represent the right to receive securities of the foreign issuer deposited with the bank or trust. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, there are generally no fees imposed on the purchase or sale of these securities, other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may be untimely.

Warrants to Purchase Securities

The Funds (except the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) will not invest more than 5% of its net assets in warrants to purchase securities. The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds will not invest in warrants. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

The PIMCO Government Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds may not invest in securities of foreign issuers. Each other Fund (except for the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Short Duration Municipal Income, PIMCO Tax Managed Real Return and PIMCO Total Return II Funds) may invest in corporate debt securities of foreign issuers, preferred or preference stock of foreign issuers (except for the PIMCO Money Market Fund), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PIMCO GNMA, PIMCO Money Market and PIMCO Mortgage-Backed Securities Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

A Fund that invests in instruments economically tied to non-U.S. countries may invest in a range of countries and, as such, the value of the Fund’s assets may be affected by uncertainties such as international political developments, changes in government policies, changes in taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of countries in which investment may be made.

PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In exercising such discretion, PIMCO identifies countries as emerging markets consistent with the strategic objectives of the particular Fund. For example, a Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices.

The PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets and Infrastructure Bond, PIMCO Emerging Markets Bond, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Global Multi-Asset, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds may invest, without limit, in securities and instruments that are economically tied to emerging market countries. Each of the PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. Each of the PIMCO Convertible, PIMCO EM Fundamental IndexPLUS™ TR Strategy, PIMCO Extended Duration, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™ TR, PIMCO High Yield, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Investment Grade Corporate Bond, PIMCO Long Duration Total Return, PIMCO Moderate Duration, PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return and PIMCO StocksPLUS® TR Short Strategy Funds may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The PIMCO High Yield Spectrum Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. Each remaining Fund that is permitted to invest in foreign (non-U.S.) securities, except for the PIMCO Income, PIMCO Money Market and PIMCO Short-Term Funds, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The PIMCO Short-Term Fund may invest up to 5% of its total assets in such securities and instruments and the PIMCO Income Fund may invest up to 20% of its total assets in such securities and instruments.

Investment risk may be particularly high to the extent that a Fund invests in instruments economically tied to emerging market countries. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed countries. Certain Funds may invest in emerging markets that may be in the process of opening to trans-national investment, which may increase these risks. Risks particular to emerging market countries include, but are not limited to, the following risks.

General Emerging Market Risk. The securities markets of countries in which the Funds may invest may be relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers in countries in which the Funds may invest may not be subject to a high degree of regulation and the financial institutions with which the Funds may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets. Furthermore, the legal infrastructure and accounting, auditing and reporting standards in certain countries in which the Funds may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets.

Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Funds’ investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Funds could lose their entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Funds invest a portion of their assets in a concentrated geographic area, the Funds will generally have more exposure to regional economic risks associated with that geographic area.

Restrictions on Foreign Investment. A number of emerging securities markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. While the Funds that may invest in securities and instruments that are economically tied to emerging market countries will only invest in markets where these restrictions are considered acceptable, new or additional repatriation or other restrictions might be imposed subsequent to the Funds’ investment. If such restrictions were to be imposed subsequent to the Funds’ investment in the securities markets of a particular country, the Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Funds’ liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. The Funds may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Funds, the Funds’ returns may be lower.

Settlement Risks. Settlement systems in emerging markets may be less well organized than in developed markets. Supervisory authorities may also be unable to apply standards which are comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to the Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment shall be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “Counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Funds. The Funds will seek, where possible, to use Counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Funds will be successful in eliminating or reducing this risk, particularly as Counterparties operating in developing countries frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Funds. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet the Funds’ claims in any of these events.

Counterparty Risk. Trading in the securities of developing markets presents additional credit and financial risks. The Funds may have limited access to, or there may be a limited number of, potential Counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential Counterparties to certain financial institutions located or operating in the particular emerging market. Potential Counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. The Funds may not be able to reduce or mitigate risks related to trading with emerging market Counterparties. The Funds will seek, where possible, to use Counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which the Funds invest. Such involvement may, in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies, to the possible detriment of the Funds’ investment in that country.

Litigation. The Funds may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain developing countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in markets in developing countries, that purported securities in which the Funds invest may subsequently be found to be fraudulent and as a consequence the Funds could suffer losses.

Taxation. The local taxation of income and capital gains accruing to non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Funds could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Funds will seek to reduce these risks by careful management of their assets. However, there can be no assurance that these efforts will be successful.

Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect the Funds’ investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation index instruments, may depend upon measures compiled by governments (or entities under their influence) which are also the obligors.

Each Fund (except for the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO MuniGO, PIMCO Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Short Duration Municipal Income, PIMCO Tax Managed Real Return, PIMCO Total Return II and PIMCO Treasury Money Market Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

A Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Japanese Investment Risk. Certain Funds may invest in securities offered by Japanese issuers. The value of such securities may be significantly affected by economic, political and regulatory developments in Japan. Since 1990, the Japanese economy has experienced serious difficulties. During that period, the Tokyo Stock Price Index, a measure of the Japanese stock market, had fallen more than 50% since its peak in the 1980s. While Japan’s economic performance has shown modest improvements in the mid-2000s, the Japanese government continues to deal with persistent economic problems, including deflation, a banking system that has suffered from non-performing loans, and tax laws that dampen growth. Other factors having a negative impact include a heavy government budget deficit and low interest rates.

The Japanese economy lacks diversification, relying heavily on a small number of industries, including the electronic machinery sector. Japan is relatively poor in natural resources, and so it is dependent on imports, especially in the agricultural sector. It also relies on international trade to procure commodities needed for its strong heavy industrial sector, and therefore it is vulnerable to fluctuations in commodity prices. Japan has a high volume of exports, partly due to the government’s protectionist policies, which have caused tension with Japan’s trading partners, including the United States.

Generally, Japanese corporations are required to provide less disclosure than that required by U.S. law and accounting practice. Japanese accounting and auditing practices differ significantly from U.S. standards in specific areas, including regarding unconsolidated subsidiaries and related structures.

Foreign Currency Transactions

All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. These Funds also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The PIMCO Tax Managed Real Return Fund may invest up to 5% of its assets in non-U.S. dollar denominated securities of U.S. issuers.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s net asset value per share.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if PIMCO’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Tax Consequences of Currency Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging also may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

Except as described below, each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. A Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The PIMCO Global Bond Fund (U.S. Dollar-Hedged) has adopted a non-fundamental investment restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, the Fund may treat such transactions as bank borrowings, which would be subject to the Fund’s limitations on borrowings. Such treatment would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of a Fund’s total assets (except the PIMCO Global Bond Fund (U.S. Dollar-Hedged)).

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Derivative Instruments

In pursuing their individual objectives, the Funds (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO and PIMCO Treasury Money Market Funds) may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except for the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO GNMA, PIMCO Government Money Market, PIMCO Long-Term U.S. Government, PIMCO Low Duration II, PIMCO Money Market, PIMCO Mortgage-Backed Securities, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Short Duration Municipal Income, PIMCO Total Return II and PIMCO Treasury Money Market Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029 and PIMCO Treasury Money Market Funds) also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund also may use those instruments, provided that the Board of Trustees determines that their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of Fixed Income Instruments, changes in the value of the Fixed Income Instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If a Fund writes a call option on a security or an index, it may “cover” its obligation under the call option by owning the security underlying the call option, by having an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund, or by maintaining with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the market value of the security or index underlying the option. A call option written by a Fund is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index written by a Fund is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option written by a Fund is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. These Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029 and PIMCO Treasury Money Market Funds) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. The PIMCO Real Income™ 2019 and PIMCO Real Income™ 2029 Funds may invest in futures contracts on U.S. Treasury securities. To the extent that a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. PIMCO is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to its service as investment adviser to the Funds.

Limitations on Use of Futures and Futures Options. A Fund that may use futures and futures options will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by such Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options and forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029 and PIMCO Treasury Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Fund also may enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029 and PIMCO Treasury Money Market Funds) may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

A Fund also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller“ an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009 the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit-default swaps in Europe agreed in February 2009 to use a clearinghouse in the European Union to guarantee derivatives. The clearinghouse(s) will be funded by their members. In response to these developments, in March 2009 the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010. Recent legislative and regulatory developments will ultimately require the clearing and exchange-trading of most over-the-counter derivative instruments. PIMCO will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have remaining terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which PIMCO may determine swaps (including swap options) to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Correlation Risk for Certain Funds. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In this regard, certain Funds seek to achieve their investment objectives, in part, by investing in derivatives positions that are designed to closely track the performance (or inverse performance) of an index on a daily basis. However, the overall investment strategies of these Funds are not designed or expected to produce returns which replicate the performance (or inverse performance) of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a mutual fund, or derivatives or other strategies used by a fund, from achieving desired correlation (or inverse correlation) with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a fund invests; (iv) a fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; (viii) a possible need to conform a fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) fluctuations in currency exchange rates.

In addition, in the case of Funds that use short derivatives positions in an attempt to produce returns which vary inversely with the performance of an index on a daily basis, such as the PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO StocksPLUS® TR Short Strategy Fund, for periods greater than one day, the effect of compounding may result in the performance of the derivatives, and the Fund’s performance attributable to those positions, to be either greater than or less than the inverse of the index performance, and the extent of the variation could be substantial due to market volatility and other factors.

Synthetic Equity Swaps. Certain Underlying PIMCO Funds may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Underlying PIMCO Fund will either pay or receive the net amount. The Underlying PIMCO Fund will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the indirect, future effects of legislation and regulation in this area. It is possible that certain recent legislative and regulatory activity could potentially limit or restrict the ability of a Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments. These risks may be particularly acute for those Funds, such as the PIMCO CommoditiesPLUS™ Strategy, PIMCO CommoditiesPLUS™ Short Strategy and PIMCO CommodityRealReturn Strategy Fund®, that make extensive use of commodity-related derivative instruments in seeking to achieve their investment objectives.

Structured Products

The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except for the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, will not invest more than 5% of its total assets in a combination of credit-linked securities or commodity-linked notes.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, PIMCO analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Bank Capital Securities

The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

Trust Preferred Securities

The Funds may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, PIMCO will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Funds characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and Municipal Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

A Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and Municipal Funds) may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Indebtedness, Loan Participations and Assignments.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Indebtedness, Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each of the Funds (except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds) may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases or sales are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in an amount sufficient to meet the Fund’s obligation. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Standby Commitment Agreements

The Funds and Underlying PIMCO Funds may enter into standby commitment agreements, which are agreements that obligate a party, for a set period of time, to buy a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, a Fund or Underlying PIMCO Fund receives a commitment fee based upon a percentage of the purchase price of the security. The Fund or Underlying PIMCO Fund receives this fee whether or not it is ultimately required to purchase the security.

There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A Fund or Underlying PIMCO Fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A Fund or Underlying PIMCO Fund will record the purchase of a standby commitment agreement, and will reflect the value of the security in the Fund’s or Underlying PIMCO Fund’s net asset value, on the date on which the security can reasonably be expected to be issued.

Infrastructure Investments

Infrastructure entities include companies in the infrastructure business and infrastructure projects and assets representing a broad range of businesses, types of projects and assets. The risks that may be applicable to an infrastructure entity vary based on the type of business, project or asset, its location, the developmental stage of a project and an investor’s level of control over the management or operation of the entity.

Infrastructure entities are typically subject to significant government regulations and other regulatory and political risks, including expropriation; political violence or unrest, including war, sabotage or terrorism; and unanticipated regulatory changes by a government or the failure of a government to comply with international treaties and agreements. Additionally, an infrastructure entity may do business with state-owned suppliers or customers that may be unable or unwilling to fulfill their contractual obligations. Changing public perception and sentiment may also influence a government’s level of support or involvement with an infrastructure entity.

Companies engaged in infrastructure development and construction and infrastructure projects or assets that have not been completed will be subject to construction risks, including construction delays; delays in obtaining permits and regulatory approvals; unforeseen expenses resulting from budget and cost overruns; inexperienced contractors and contractor errors; and problems related to project design and plans. Due to the numerous risks associated with construction and the often incomplete or unreliable data about projected revenues and income for a project, investing in the construction of an infrastructure project involves significant risks. The ability to obtain initial or additional financing for an infrastructure project is often directly tied to its stage of development and the availability of operational data. A project that is complete and operational is more likely to obtain financing than a project at an earlier stage of development. Additionally, an infrastructure entity may not be able to obtain needed additional financing, particularly during periods of turmoil in the capital markets. The cost of compliance with international standards for project finance may increase the cost of obtaining capital or financing for a project. Alternatively, an investment in debt securities of infrastructure entities may also be subject to prepayment risk if lower-cost financing becomes available.

Infrastructure projects or assets may also be subject to operational risks, including the project manager’s ability to manage the project; unexpected maintenance costs; government interference with the operation of an infrastructure project or asset; obsolescence of project; and the early exit of a project’s equity investors. Additionally, the operator of an infrastructure project or asset may not be able to pass along the full amount of any cost increases to customers.

An infrastructure entity may be organized under a legal regime that may provide investors with limited recourse against the entity’s assets, the sponsor or other non-project assets and there may be restrictions on the ability to sell or transfer assets. Financing for infrastructure projects and assets is often secured by cash flows, underlying contracts, and project assets. An investor may have limited options and there may be significant costs associated with foreclosing upon any assets that secure repayment of a financing.

Short Sales

Each of the Funds (except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds), particularly the PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund and PIMCO StocksPLUS® TR Short Strategy Fund, may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that PIMCO determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

144A Securities

In addition to a Fund’s investments in privately placed and unregistered securities, a Fund may also invest in securities sold pursuant to Rule 144A of the Securities Act of 1933. Such securities are commonly known as “144A securities” and may only be resold under certain circumstances to other institutional buyers. 144A securities frequently trade in an active secondary market and are treated as liquid under procedures approved by the Board of Trustees. As a result of the resale restrictions on 144A securities, there is a greater risk that they will become illiquid than securities registered with the SEC.

Illiquid Securities

The Funds may invest up to 15% of their net assets in illiquid securities (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with remaining maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than 144A securities and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund (except the PIMCO Real Income™ 2019 and PIMCO Real Income™ 2029 Funds) may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to 102% or the market value (plus accrued interest) of the securities loaned or 105% of the market value (plus accrued interest) of the securities loaned if the borrowed securities are principally cleared and settled outside of the U.S.; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid Fixed Income Instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Investments in Underlying PIMCO Funds

The PIMCO Funds of Funds invest substantially all or a significant portion of their assets in Underlying PIMCO Funds. Please see the “Principal Investment Strategies” section in the Prospectuses for a description of the asset allocation strategies and general investment policies of each Fund. In some cases, the PIMCO Funds of Funds and Affiliated Funds of Funds may be the predominant or sole shareholders of a particular Underlying PIMCO Fund. As noted above, investment decisions made with respect to the PIMCO Funds of Funds and Affiliated Funds of Funds could, under certain circumstances, negatively impact the Underlying PIMCO Funds.

For instance, the PIMCO Funds of Funds and Affiliated Funds of Funds may purchase and redeem shares of an Underlying PIMCO Fund as part of a reallocation or rebalancing strategy, which may result in the Underlying PIMCO Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an Underlying PIMCO Fund’s transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. The PIMCO Funds of Funds and PIMCO have adopted asset reallocation guidelines, which are designed to minimize potentially disruptive purchases and redemption activities by the PIMCO Funds of Funds.

Social Investment Policies

The PIMCO Low Duration Fund III and PIMCO Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities (“Socially-Restricted Issuers”). Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO’s determination of Socially-Restricted Issuers at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely upon, among other things, information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

Additionally, the PIMCO Low Duration Fund III and the PIMCO Total Return Fund III will not, as a matter of nonfundamental operating policy, invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (“Sudan-Related Issuers”). In applying the policy noted in the prior sentence, PIMCO will not invest directly in companies who own or control property or assets in Sudan; have employees or facilities in Sudan; provide goods or services to companies domiciled in Sudan; obtain goods or services from Sudan; have distribution agreements with companies domiciled in Sudan; issue credits or loans to companies domiciled in Sudan; or purchase goods or commercial paper issued by the Government of Sudan. In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The PIMCO Low Duration Fund III and PIMCO Total Return Fund III may invest in derivative instruments whose returns are based, in whole or in part, on securities issued by Socially-Restricted Issuers or Sudan-Related Issuers where the counterparties to such transactions are not themselves either Socially-Restricted Issuers or Sudan-Related Issuers. With respect to derivatives based on securities of Socially-Restricted Issuers or Sudan-Related Issuers, including, but not limited to, credit default swaps, the PIMCO Low Duration Fund III or the PIMCO Total Return Fund III may be obligated to take possession of the underlying securities in certain circumstances. In such cases, the PIMCO Low Duration Fund III or the PIMCO Total Return Fund III, as applicable, will use reasonable efforts to divest themselves of these securities and may incur a loss in doing so.

Because the PIMCO Low Duration Fund III and the PIMCO Total Return Fund III adhere to the social investment policies described above, these Funds may be required to forego certain investment opportunities and their associated returns.

Investments in the Wholly-Owned Subsidiaries

Investments in the Subsidiaries are expected to provide the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Global Multi-Asset Fund, respectively, with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The Subsidiaries are companies organized under the laws of the Cayman Islands, and are overseen by their own board of directors. The PIMCO CommoditiesPLUS™ Strategy Fund is the sole shareholder of the CPS Subsidiary, and it is not currently expected that shares of the CPS Subsidiary will be sold or offered to other investors. The PIMCO CommoditiesPLUS™ Short Strategy Fund is the sole shareholder of the CPSS

Subsidiary, and it is not currently expected that shares of the CPSS Subsidiary will be sold or offered to other investors. The PIMCO CommodityRealReturn Strategy Fund® is the sole shareholder of the CRRS Subsidiary, and it is not currently expected that shares of the CRRS Subsidiary will be sold or offered to other investors. The PIMCO Global Multi-Asset Fund is the sole shareholder of the GMA Subsidiary, and it is not currently expected that shares of the GMA Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiaries will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. Although the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Global Multi-Asset Fund may enter into these commodity-linked derivative instruments directly, each Fund will likely gain exposure to these derivative instruments indirectly by investing in its Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, each Fund’s investment in its Subsidiary will likely increase. The Subsidiaries will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the respective Subsidiary’s derivatives position. To the extent that the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and/or PIMCO Global Multi-Asset Fund invest in their respective Subsidiaries, such Fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectuses and this Statement of Additional Information.

While the Subsidiaries may be considered similar to investment companies, they are not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectuses and this Statement of Additional Information, are not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and/or the Subsidiaries to operate as described in the applicable Prospectuses and this Statement of Additional Information and could negatively affect the Funds and their shareholders.

Government Intervention in Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. PIMCO will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Temporary Investment

If PIMCO believes that economic or market conditions are unfavorable to investors, PIMCO may temporarily invest up to 100% of a Fund’s assets in certain defensive strategies, including holding a substantial portion of the Fund’s assets in cash, cash equivalents or other highly rated short-term securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As discussed in this Statement of Additional Information, a Fund may also invest in affiliated money market and/or short-term bond funds for temporary cash management purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund’s investment objective, except for the PIMCO All Asset All Authority, PIMCO California Short Duration Municipal Income, PIMCO CommoditiesPLUS™ Strategy, PIMCO CommoditiesPLUS™ Short Strategy, PIMCO Developing Local Markets, PIMCO EM Fundamental IndexPLUS™ TR Strategy, PIMCO Emerging Local Bond, PIMCO Emerging Markets and Infrastructure Bond, PIMCO Extended Duration, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™, PIMCO Fundamental IndexPLUS™ TR, PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Global Multi-Asset, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO High Yield Spectrum, PIMCO Income, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO Long-Term Credit, PIMCO Long Duration Total Return, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO RealEstateRealReturn Strategy, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040, PIMCO RealRetirement® 2050, PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® TR Short Strategy, PIMCO Tax Managed, PIMCO Real Return, PIMCO Senior Floating Rate, PIMCO Treasury Money Market, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds, as set forth in the Prospectuses under the heading “Investment Objective,” together with the investment restrictions set forth below, is a fundamental policy of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1)

A Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the PIMCO Money Market Fund may concentrate its investments in securities or obligations issued by U.S. banks).

(2)

A Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO CommoditiesPLUS™ Strategy, PIMCO CommoditiesPLUS™ Short Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Developing Local Markets, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (Unhedged), PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO Global Multi-Asset, PIMCO High Yield Municipal Bond, PIMCO Income, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO RealEstateRealReturn Strategy, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040, PIMCO RealRetirement® 2050, PIMCO Real Return, PIMCO Real Return Asset, PIMCO StocksPLUS® TR Short Strategy and PIMCO Tax Managed Real Return Funds.) For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3)

A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4)

A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs (This investment restriction is not applicable to the PIMCO CommoditiesPLUS™ Strategy and PIMCO CommoditiesPLUS™ Short Strategy Funds). This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the PIMCO Global Bond Fund (U.S. Dollar-Hedged), but see non-fundamental restriction “F”).

(5)

A Fund may borrow money or issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)	A Fund may make loans, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)

A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8)

Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

(9)

The PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO MuniGO and PIMCO Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

(10)

The PIMCO California Intermediate Municipal Bond and PIMCO California Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

(11)

The PIMCO New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from both federal income tax and New York income tax.

For purposes of Fundamental Investment Restrictions No. 9, 10 and 11, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets, plus the amount of any borrowings for investment purposes.

Non-Fundamental Investment Restrictions

Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed by the Trust’s Board of Trustees without shareholder approval) relating to the investment of its assets and activities.

(A)

A Fund may not invest more than 15% of its net assets (5% of “total assets,” as defined in Rule 2a-7 under the 1940 Act, in the case of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) taken at market value at the time of the investment in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements with remaining maturities of more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain other securities and instruments PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

(B)

A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

(C)

Each Fund (except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) may invest up to 5% of its total assets (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities. The 5% limitation described in this restriction is considered an Elective Investment Restriction (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

(D)

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

(E)

A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

(F)	The PIMCO Global Bond Fund (U.S. Dollar-Hedged) may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

(G)	In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days’ notice to shareholders:

(1)	The PIMCO GNMA Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments.

(2)	The PIMCO Mortgage-Backed Securities Fund will invest, under normal circumstances, at least 80% of its assets in mortgage investments.

(3)	The PIMCO Investment Grade Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade corporate bond investments.

(4)	Each of the PIMCO High Yield and PIMCO High Yield Spectrum Funds will invest, under normal circumstances, at least 80% of its assets in high yield investments.

(5)	The PIMCO Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

(6)	Each of the PIMCO Global Bond (Unhedged) and PIMCO Global Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in bond investments.

(7)	Each of the PIMCO Foreign Bond (Unhedged) and PIMCO Foreign Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in foreign bond investments.

(8)	The PIMCO Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

(9)	The PIMCO Convertible Fund will invest, under normal circumstances, at least 80% of its assets in convertible investments.

(10)	The PIMCO Floating Income Fund will invest, under normal circumstances, at least 80% of its assets in investments that effectively enable the Fund to achieve a floating rate of income.

(11)

The PIMCO Developing Local Markets Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, developing markets.

(12)

The PIMCO Emerging Local Bond Fund will invest under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets.

(13)	Each of the PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

(14)	The PIMCO Global Advantage Strategy Bond Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instrument investments.

(15)	The PIMCO Government Money Market Fund will invest, under normal circumstances, at least 80% of its assets in U.S. government securities.

(16)	The PIMCO Treasury Money Market Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities.

(17)	The PIMCO Long-Term Credit Fund will invest, under normal circumstances, at least 80% of its assets in Fixed Income Instruments investments.

(18)

The PIMCO Emerging Markets and Infrastructure Bond Fund will invest, under normal circumstances, at least 80% of its assets in a portfolio consisting of Fixed Income Instruments that are economically tied to emerging market countries and Fixed Income Instruments that are issued by infrastructure entities, projects or assets.

(19)

The PIMCO Senior Floating Rate Fund will invest, under normal circumstances, at least 80% of its assets in senior debt investments that effectively enable the Fund to achieve a floating rate of income.

For purposes of these policies, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes. In addition, for purposes of these policies, investments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Further, for purposes of these policies, a Fund may “look through” a repurchase agreement to the collateral underlying the agreement (typically, government securities), and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral. For purposes of these policies, the term “convertible investments” includes synthetic convertible securities created by PIMCO and those created by other parties such as investment banks.

Currency Hedging. The Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the PIMCO Convertible Fund, PIMCO Developing Local Markets Fund, PIMCO Diversified Income Fund, PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets and Infrastructure Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Floating Income Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged), PIMCO Global Multi-Asset Fund, PIMCO Income Fund, PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund, will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Each of the PIMCO Unconstrained Bond Fund and PIMCO Unconstrained Tax Managed Bond Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The PIMCO Income Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. With respect to the fixed income investments of the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund and PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), each Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The PIMCO High Yield Spectrum Fund will normally limit its currency exposure to within 10% (plus or minus) of the Fund’s benchmark index. The PIMCO Senior Floating Rate Fund will normally limit its currency exposure to within 5% (plus or minus) of the Fund’s benchmark index. There can be no assurance that currency hedging techniques will be successful. All percentage limitations described in this paragraph are considered Elective Investment Restrictions (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except for the PIMCO Global Bond Fund (U.S. Dollar-Hedged)), such excess shall be subject to the 300% asset coverage requirement.

To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregating or “earmarking” of assets determined to be liquid in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of purchased OTC options currently outstanding which are held by the Fund and 2) the market value of the underlying securities (including any collateral posted by the Fund) covering OTC options currently outstanding which were sold by the Fund, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy is not a fundamental policy of the Funds and may be amended by the Board of Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, in applying certain of the Funds’ investment policies and restrictions the Fund will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the Funds’ other investment policies and restrictions. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Similarly, Municipal Bonds issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies and authorities are not subject to the Fund’s industry concentration restrictions. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular “industry” or group of industries. With respect to investments in Underlying PIMCO Funds by the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund and the RealRetirement® Funds, the Trust takes the position that investments in Underlying PIMCO Funds are not considered an investment in a particular industry, and portfolio securities held by an Underlying PIMCO Fund in which these Funds may invest are not considered to be securities purchased by these Funds for purposes of the Trust’s policy on concentration.

A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

For purposes of applying the Funds’ policy with respect to diversification under Fundamental Investment Restriction 2, above, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer of the security. Therefore, the Funds’ policy with respect to diversification does not limit the percentage of a Fund’s assets that may be invested in securities insured by a single bond insurer.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments and to permit the PIMCO CommoditiesPLUS™ Strategy Fund and PIMCO CommoditiesPLUS™ Short Strategy Fund to make direct investments in commodities.

The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Funds may enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the money market and/or short-term bond funds, as well as the use of daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Certain of the Funds have investment policies, limitations, or practices that are applicable “normally” or under “normal circumstances” or “normal market conditions” (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses). Pursuant to the discretion of PIMCO and a Fund’s sub-adviser, if any, these investment policies, limitations, or practices may not apply during periods of abnormal purchase or redemption activity or during periods of unusual or adverse market, economic, political or other conditions. Such market, economic or political conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions, or increased governmental intervention in the markets or industries. During such periods, a Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Board of Trustees (the “Board”) has all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

Leadership Structure and Risk Oversight Function

The Board is currently composed of seven Trustees, five of whom are not “interested persons” of the Trust (as that term is defined by Section 2(a)(19) of the 1940 Act) (“Independent Trustees”). The Trustees meet periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities.

Brent R. Harris, a Managing Director and member of the Executive Committee of PIMCO, and therefore an “interested person” of the Trust, serves as Chairman of the Board. The Board has established three standing committees to facilitate the Trustees’ oversight of the management of the Trust: an Audit Committee, a Valuation Committee and a Governance Committee. The scope of each Committee’s responsibilities is discussed in greater detail below. The Board does not have a lead Independent Trustee; however, the Chairs of the Audit Committee and Governance Committee, each of whom is an Independent Trustee, act as liaisons between the Independent Trustees and the Trust’s management between Board Meetings and, with management, are involved in the preparation of agendas for Board and Committee meetings. The Board believes that, as Chairman, Mr. Harris provides skilled executive leadership to the Trust and performs an essential liaison function between the Trust and PIMCO, its investment adviser. The Board believes that its governance structure allows all of the Independent Trustees to participate in the full range of the Board’s oversight responsibilities. The Board reviews its structure regularly as part of its annual self-evaluation. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the Committees and the Board in a manner that enhances effective oversight. The Board considered, among other things, the role of PIMCO in the day-to-day management of the Trust’s affairs; the extent to which the work of the Board is conducted through the Committees; the number of portfolios that comprise the Trust and other trusts in the fund complex overseen by members of the Board; the variety of asset classes those portfolios include; the net assets of each Fund, the Trust and the fund complex; and the management, distribution and other service arrangements of each Fund, the Trust and the fund complex.

In its oversight role, the Board has adopted, and periodically reviews, policies and procedures designed to address risks associated with the Trust’s activities. In addition, PIMCO and the Trust’s other service providers have adopted policies, processes and procedures to identify, assess and manage risks associated with the Trust’s activities. The Trust’s senior officers, including, but not limited to, the Chief Compliance Officer (“CCO”) and Treasurer, PIMCO portfolio management personnel and other senior personnel of PIMCO, the Trust’s independent registered public accounting firm (the “independent auditors”) and personnel from the Trust’s third-party service providers make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Qualifications of the Trustees

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (50) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	141	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc.

Douglas M. Hodge (52) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	05/2000 to present	Proprietor, Cannon & Company, (an investment firm); Formerly, President, Houston Zoo.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (75) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	141	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

J. Michael Hagan (70) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing).	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles); Formerly, Director, PCM Fund, Inc.

Ronald C Parker (58) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	139	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.

*	The information for the individuals listed is as of December 31, 2009.
/+/	Trustees serve until their successors are duly elected and qualified.
1	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills of each Trustee, including those listed in the table above. With the exception of Messrs. Hodge and Parker, each Trustee has significant experience as a Trustee of the Trust and has served for several years as a Trustee for other funds in the same fund complex as the Trust. The Board has taken into account each Trustee’s commitment to the Board and participation in Board and committee meetings throughout his tenure on the Board. The following is a summary of qualifications, experiences and skills of each Trustee (in addition to the principal occupation(s) during the past five years noted in the table above) that support the conclusion that each individual is qualified to serve as a Trustee:

Mr. Harris’s position as a Managing Director of PIMCO and a Member of its Executive Committee give him valuable experience with the day-to-day management of the operation of the Trust as well as other funds within the fund complex, enabling him to provide essential management input to the Board.

Mr. Hodge’s position as Chief Operating Officer and a Managing Director of PIMCO, as well as a Member of the Global Executive Committee of Allianz Global Investors give him valuable financial and operational experience with the day-to-day management of the Trust and PIMCO, its adviser, which enable him to provide essential management input to the Board.

Mr. Cannon has experience as the proprietor of a private equity investment firm and as president of a nonprofit entity. His qualifications also include past participation on the board of PIMCO Funds Multi-Manager Series (now known as Allianz Funds). Mr. Cannon also has prior experience as a board member of a public company.

Mr. Curtis has experience in the areas of financial reporting and accounting, including prior experience as President and Chief Executive Officer of a New York Stock Exchange listed company and as a board member and audit committee chair of several REITs. He also served as Dean of the School of Economics and Business at Chapman University.

Mr. Hagan has experience in the areas of financial reporting and accounting, including past experience as Chairman and CEO of a New York Stock Exchange listed company. He also has experience as a board member and audit committee chairman of a public company.

Mr. Parker has prior financial, operations and management experience as the President and Chief Executive Officer of a privately held company. He also has investment experience as the Chairman of a family foundation.

Mr. Popejoy has prior management experience as the director of a government agency and as the Chief Executive Officer of Orange County, California. He also has experience as a board member of public companies.

Executive Officers

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (50) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	07/2004 to present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (65) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	05/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (52) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Audrey L. Cheng (35) Assistant Secretary	11/2010 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Morrison & Foerster LLP.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stacie D. Anctil (40) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

*	The information for the individuals listed is as of December 31, 2009.

Securities Ownership

Listed below for each Trustee, as of December 31, 2009, is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee that are in the same family of investment companies as the Trust, as of December 31, 2009.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies

Interested Trustees
Brent R. Harris	PIMCO All Asset Fund	Over $100,000	Over $100,000
	PIMCO All Asset All Authority Fund	Over $100,000
	PIMCO Emerging Local Bond Fund	Over $100,000
	PIMCO Emerging Markets Bond Fund	$10,001 - $50,000
	PIMCO Global Advantage Strategy Bond Fund	$1 - $10,000
	PIMCO GNMA Fund	Over $100,000
	PIMCO Government Money Market Fund	Over $100,000
	PIMCO High Yield Fund	$1 - $10,000
	PIMCO Money Market Fund	Over $100,000
	PIMCO MuniGO Fund	Over $100,000
	PIMCO Real Return Fund	Over $100,000
	PIMCO StocksPLUS® TR Short Strategy Fund	Over $100,000
	PIMCO Total Return Fund	Over $100,000
Douglas M. Hodge[1]	N/A	N/A	N/A
Independent Trustees
E. Philip Cannon	PIMCO All Asset All Authority Fund	Over $100,000	Over $100,000
	PIMCO Emerging Local Bond Fund	Over $100,000
	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Over $100,000
	PIMCO RealRetirement® 2020 Fund	Over $100,000
	PIMCO StocksPLUS® TR Short Strategy Fund	Over $100,000
	PIMCO Total Return Fund	$ Over $100,000
Vern O. Curtis	PIMCO Global Advantage Strategy Bond Fund	Over $100,000	Over $100,000
	PIMCO Global Bond Fund (Unhedged)	Over $100,000
	PIMCO Short-Term Fund	Over $100,000
	PIMCO Real Return Fund	Over $100,000
	PIMCO Total Return Fund	Over $100,000

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
J. Michael Hagan	PIMCO All Asset All Authority Fund	$50,001 - $100,000	Over $100,000
	PIMCO Global-Multi-Asset Fund	$50,001 - $100,000
	PIMCO Real Return Asset Fund	$50,001 - $100,000
	PIMCO Total Return Fund	$10,001 - $50,000
Ronald C. Parker	PIMCO All Asset All Authority Fund	Over $100,000	Over $100,000
	PIMCO Global-Multi-Asset Fund	Over $100,000
	PIMCO Total Return Fund	Over $100,000
William J. Popejoy	PIMCO Short Duration Municipal Income Fund	Over $100,000	Over $100,000

[1]	Mr. Hodge joined the Board of Trustees on February 22, 2010.

The table below sets forth, to the best of the Trust’s knowledge, the approximate percentage of applicable classes of Funds owned by the Trust’s Officers and Trustees, as a group, as of June 30, 2010.

Fund	Class	Percent
PIMCO Global Bond Fund (Unhedged	Institutional	1.07%
PIMCO Government Money Market Fund	M	5.04%
PIMCO RealRetirement® 2020 Fund	A	15.92%

To the best of the Trust’s knowledge, as of June 30, 2010, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of each class of each Fund not listed in the above table.

Trustee Ownership of the Investment Adviser and Principal Underwriter, and Their Control Persons

No independent Trustee (or his immediate family members) had any direct or indirect interest, the value of which exceeds $120,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee’s (and his immediate family members’) share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2009.

Name of Independent Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
E. Philip Cannon	None	None	None	None	None
Vern O. Curtis	None	None	None	None	None
J. Michael Hagan	None	None	None	None	None
Ronald C. Parker	None	None	None	None	None
William J. Popejoy	None	None	None	None	None

No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•

an officer or an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•	the investment adviser or principal underwriter of the Funds;

•	an officer of the investment adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

Standing Committees

The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan (Chair), Parker and Popejoy). The Audit Committee’s responsibilities include, but are not limited to, (i) assisting the Board’s oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, the qualifications and independence of the Trust’s independent auditors, and the performance of such firm; (ii) overseeing the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) overseeing the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and (iv) acting a liaison between the Trust’s independent auditors and the full Board. The Audit Committee also reviews both the audit and non-audit work of the Trust’s independent auditors, submits a recommendation to the Board of Trustees as to the selection of an independent auditor, and reviews generally the maintenance of the Trust’s records and the safekeeping arrangement of the Trust’s custodian. During the fiscal year ended March 31, 2010, there were 4 meetings of the Audit Committee.

The Board of Trustees has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust’s valuation policies, when the Board of Trustees is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board of Trustees. The Valuation Committee currently consists of Messrs. Harris, Hodge, Hardaway, and Brown and Ms. Anctil. However, the members of this committee may be changed by the Board of Trustees from time to time. During the fiscal year ended March 31, 2010, there were 12 meetings of the Valuation Committee.

The Trust also has a Governance Committee, which is composed of all of the Trustees and which is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. Only members of the Committee that are Independent Trustees (Messrs. Cannon, Curtis, Hagan, Parker and Popejoy (Chair)) vote on the nomination of Independent Trustee candidates.

The Governance Committee will consider potential trustee nominees recommended by shareholders provided that the proposed nominees: (i) satisfy any minimum qualifications of the Trust for its Trustees and (ii) are not “interested persons” of the Trust or the investment adviser within the meaning of the 1940 Act.

In addition, potential trustee nominees recommended by shareholders must fulfill the following requirements:

(a) The nominee may not be the nominating shareholder, a member of the nominating shareholder group, or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;

(b) Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group;

(c) Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group;

(d) The nominee may not be an executive officer or director (or person performing similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group; and

(e) The nominee may not control (as “control” is defined in the 1940 Act) the nominating shareholder or any member of the nominating shareholder group (or in the case of a shareholder or member that is a fund, an interested person of such shareholder or member as defined by Section 2(a)(19) of the 1940 Act).

The nominating shareholder or shareholder group must meet the following requirements:

(a) Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a series of the Trust’s securities that are eligible to vote at the time of submission of the nominee and at the time of the annual meeting where the nominee may be elected. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short”; and

(b) The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares. In addition, the certification shall provide that the shares have been held continuously for at least two years.

A nominating shareholder or shareholder group may not submit more proposed nominees than the number of Board positions open each year. All shareholder recommended nominee submissions must be received by the Trust by the deadline for submission of any shareholder proposals which would be included in the Trust’s proxy statement, if any.

Shareholders recommending potential trustee nominees must substantiate compliance with these requirements at the time of submitting their proposed trustee nominee to the attention of the Trust’s Secretary. Notice to the Trust’s Secretary should be provided in accordance with the deadline specified above and include, (i) the shareholder’s contact information; (ii) the trustee nominee’s contact information and the number of shares owned by the proposed nominee; (iii) all information regarding the proposed nominee that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (iv) a notarized letter executed by the proposed nominee, stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if nominated by the Board of Trustees, to be named as a trustee if so elected.

During the fiscal year ended March 31, 2010, there were 4 meetings of the Governance Committee.

Compensation Table

The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2010.

Name and Position	Aggregate Compensation from Trust[1,2]	Total Compensation from Trust and Fund Complex Paid to Trustees[3]
E. Philip Cannon, Trustee	$ 149,750	$ 226,041
Vern O. Curtis, Trustee	149,750	226,041
J. Michael Hagan, Trustee	166,250	224,347
Ronald C. Parker, Trustee	112,250	151,250
William J. Popejoy, Trustee	152,000	203,722

[1]

During most of the Trust’s fiscal year ended March 31, 2010, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500. Effective January 1, 2010, for their services to the Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

[2]

The amounts shown in this column represent the aggregate compensation before deferral with respect to the Trust’s fiscal year ended March 31, 2010. Mr. Cannon deferred compensation of $108,750 from the Trust during the fiscal year ended March 31, 2010. The cumulative deferred compensation (including interest) accrued with respect to Mr. Cannon from the Trust, as of the Trust’s fiscal year ended March 31, 2010, is $1,124,106.

[3]

During the one-year period ending March 31, 2010, each Trustee also served as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company, and as a Trustee of PIMCO ETF Trust, a registered open-end management investment company.

For their services to PIMCO Variable Insurance Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board meeting attended in person, $500 for each committee meeting attended and $750 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the Audit Committee Chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with PIMCO, all of whom receive remuneration for their services to the Trust from PIMCO or its affiliates. Effective January 1, 2010, for their services to the Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $500 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

For their services to PIMCO ETF Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $10,000, plus $1,000 for each Board of Trustees meeting attended in person, $250 for each committee meeting attended and $500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $1,000 and each other committee chair received an additional annual retainer of $500. Effective January 1, 2010, for their services to PIMCO ETF Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $250 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $4,000 and each other committee chair will receive an additional annual retainer of $500.

For their services to PIMCO Equity Series, each Trustee, other than the Trustee affiliated with PIMCO, or its affiliates, will receive an annual retainer of $60,000 (pro-rated), plus $4,750 for each Board of Trustees meeting attended in person, $375 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $7,500 (pro-rated) and each other committee chair received an additional annual retainer of $750 (pro-rated). Trustee compensation for the Trust’s first fiscal year, ending June 30, 2010, will be pro-rated to March 30, 2010, the date the Trustees accepted their appointment to the Board.

For their services to PIMCO Equity Series VIT, each Trustee, other than the Trustee affiliated with PIMCO, or its affiliates, will receive an annual retainer of $10,000 (pro-rated), plus $1,500 for each Board of Trustees meeting attended in person, $250 ($375 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $375 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $2,000 (pro-rated) and each other committee chair received an additional annual retainer of $250 (pro-rated). Trustee compensation for the Trust’s first fiscal year, ending December 31, 2010, will be pro-rated to March 30, 2010, the date the Trustees accepted their appointment to the Board.

Investment Adviser

PIMCO, a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract (“Advisory Contract”) between PIMCO and the Trust. PIMCO also serves as investment adviser to the Subsidiaries. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $1.2 trillion of assets under management as of March 31, 2011.

PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Global Investors is majority owned by Allianz SE.

PIMCO has engaged Research Affiliates, LLC (“Research Affiliates”), a California limited liability company, to serve as asset allocation sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund pursuant to separate asset allocation sub-advisory agreements (“Asset Allocation Sub-Advisory Agreements”), as sub-adviser to the PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™ and PIMCO Fundamental IndexPLUS™ TR Funds pursuant to a sub-advisory agreement (“RAFI® Sub-Advisory Agreement”), and as sub-adviser to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund pursuant to a separate sub-advisory agreement (“EM Sub-Advisory Agreement”). Research Affiliates was organized in March 2002 and is located at 620 Newport Center Drive, Suite 900, Newport Beach, California, 92660.

Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. As of December 31, 2009, the Allianz Group (including PIMCO) had third-party assets under management of over €926 billion.

The general partner of Allianz Global Investors has substantially delegated its management and control of Allianz Global Investors to a Management Board. The Management Board of Allianz Global Investors is comprised of John C. Maney.

There are currently no significant institutional shareholders of Allianz SE. Allianz SE owns approximately 10% of Commerzbank AG. Certain broker-dealers that might be controlled by, or affiliated with, Commerzbank AG may be considered to be affiliated persons of PIMCO and/or the Distributor. (Broker-dealer affiliates of such significant institutional shareholders, if any, are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and the Funds’ ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Funds’ ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds’ ability to take advantage of market opportunities, or the Funds’ overall performance.

Advisory Agreements

The Funds pay for the advisory and supervisory and administrative services they require under what is essentially an all-in fee structure.

PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust’s investments directly with the issuers or with brokers or dealers selected by it in its discretion. See “Portfolio Transactions and Brokerage,” below. PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.

As discussed in “Investment Objectives and Policies” above, the PIMCO CommoditiesPLUS™ Strategy Fund may pursue its investment objective by investing in the CPS Subsidiary, the PIMCO CommoditiesPLUS™ Short Strategy Fund may pursue its investment objective by investing in the CPSS Subsidiary, the PIMCO CommodityRealReturn Strategy Fund® may pursue its investment objective by investing in the CRRS Subsidiary and the PIMCO Global Multi-Asset Fund may pursue its investment objective by investing in the GMA Subsidiary. The Subsidiaries have each entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiaries (the “Subsidiary Advisory Contracts”). In consideration of these services, each Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS™ Strategy Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPS Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CPS Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS™ Short Strategy Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CPSS Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CPSS Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the CRRS Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

The Subsidiary Advisory Contracts will continue in effect until terminated. The Subsidiary Advisory Contracts are each terminable by either party thereto, without penalty, on 60 days’ prior written notice, and shall terminate automatically in the event (i) it is “assigned” by PIMCO (as defined in the Investment Advisers Act of 1940, as amended (the “Advisers Act”)); or (ii) the Advisory Contract between the Trust, acting for and on behalf of the PIMCO CommoditiesPLUS™ Strategy Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and/or the PIMCO Global Multi-Asset Fund, as applicable, and PIMCO is terminated.

PIMCO employs Research Affiliates to provide asset allocation services to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund pursuant to separate Asset Allocation Sub-Advisory Agreements. Under each Asset Allocation Sub-Advisory Agreement, Research Affiliates is responsible for recommending how the assets of the Funds are allocated and reallocated from time to time among the Underlying PIMCO Funds. The Funds indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying PIMCO Funds in which the Funds invest. Research Affiliates is not compensated directly by the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund, but is paid by PIMCO. Under the terms of each Asset Allocation Sub-Advisory Agreement, Research Affiliates is obligated to sub-advise the PIMCO All Asset and PIMCO All Asset All Authority Funds in accordance with applicable laws and regulations.

Each Asset Allocation Sub-Advisory Agreement will continue in effect with respect to the PIMCO All Asset Fund and the PIMCO All Asset All Authority Funds, respectively, for two years from its respective effective date, and thereafter on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. Each Asset Allocation Sub-Advisory Agreement may be terminated without penalty by vote of the Trustees or its shareholders, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned. If Research Affiliates ceases to serve as sub-adviser of the Funds, PIMCO will either assume full responsibility therefor, or retain a new asset allocation sub-adviser, subject to the approval of the Board of Trustees and, if required, the Fund’s shareholders.

PIMCO also employs Research Affiliates to provide sub-advisory services to the PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund pursuant to the RAFI® Sub-Advisory Agreement. Under the RAFI® Sub-Advisory Agreement, Research Affiliates is

responsible for providing, subject to the supervision of PIMCO, investment advisory services in connection with the Funds’ use of Enhanced RAFI®1000 derivatives. More specifically, Research Affiliates will provide to the Funds’ swap counterparties model portfolios of Enhanced RAFI®1000 securities so that the counterparties can provide total return swaps based on Enhanced RAFI®1000 to the Funds. Research Affiliates is not compensated directly by the Funds, but is paid by PIMCO. If any investment company that is sponsored by PIMCO and sub-advised by Research Affiliates, including, without limitation, the PIMCO Funds of Funds (each a “PIMCO Sponsored Fund”), invests in either the PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™ or PIMCO Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the RAFI® Sub-Advisory Agreement with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.

PIMCO also employs Research Affiliates to provide sub-advisory services to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund pursuant to the EM Sub-Advisory Agreement. Under the EM Sub-Advisory Agreement, Research Affiliates is responsible for providing, subject to the supervision of PIMCO, investment advisory services in connection with the Fund’s use of Enhanced RAFI® Emerging Markets Fundamental Index® derivatives. More specifically, Research Affiliates will provide to the Fund’s swap counterparties model portfolios of Enhanced RAFI® Emerging Markets securities so that the counterparties can provide total return swaps based on the Enhanced RAFI® Emerging Markets Fundamental Index® to the Fund. Research Affiliates is not compensated directly by the Fund, but is paid by PIMCO. If any of the PIMCO Sponsored Funds invests in the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, Research Affiliates will waive any fee to which it would be entitled under the EM Sub-Advisory Agreement with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.

Under the terms of the RAFI® Sub-Advisory Agreement and EM Sub-Advisory Agreement, Research Affiliates is obligated to provide advice to the PIMCO EM Fundamental IndexPLUS™ TR Strategy, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS™ and PIMCO Fundamental IndexPLUS™ TR Funds, as applicable, in accordance with applicable laws and regulations. The RAFI® Sub-Advisory Agreement and EM Sub-Advisory Agreement will continue in effect with respect to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, as applicable, for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually with respect to each such Fund (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. The RAFI® Sub-Advisory Agreement and EM Sub-Advisory Agreement may be terminated, without penalty, with respect to the applicable Fund by: (i) a vote of the majority of such Fund’s outstanding voting securities; (ii) a vote of a majority of the Board of Trustees upon 60 days’ written notice; (iii) PIMCO upon 60 days’ written notice; or (iv) Research Affiliates upon 60 days’ written notice. The RAFI® Sub-Advisory Agreement and EM Sub-Advisory Agreement will terminate automatically in the event of their assignment.

In rendering investment advisory services to the Trust, PIMCO may use the resources of one or more foreign (non-U.S.) affiliates that are not registered under the Advisers Act (the “PIMCO Overseas Affiliates”) to provide portfolio management, research and trading services to the Trust. Under the Memorandums of Understanding (“MOUs”), each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each Participating Affiliate and any of their respective employees who provide services to the Trust are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.

Advisory Fee Rates

Each Fund either currently pays, or will pay, a monthly investment advisory fee at an annual rate based on average daily net assets of the Funds as follows:

Fund	Advisory Fee Rate

PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds	0.12%
PIMCO All Asset Fund	0.175%
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.18%
PIMCO Real Income™ 2019 and PIMCO Real Income™ 2029 Funds	0.19%
PIMCO All Asset All Authority, PIMCO Municipal Bond and PIMCO MuniGO Funds	0.20%
PIMCO California Intermediate Municipal Bond, PIMCO Long-Term U.S. Government and PIMCO New York Municipal Bond Funds	0.225%

Fund	Advisory Fee Rate
PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit and PIMCO Real Return Asset Funds	0.30%
PIMCO StocksPLUS® Long Duration Fund	0.35%
PIMCO International StocksPLUS® TR Strategy (Unhedged) and PIMCO StocksPLUS® Total Return Funds	0.39%
PIMCO Convertible, PIMCO Global Advantage Strategy Bond and PIMCO Unconstrained Tax Managed Bond Funds	0.40%
PIMCO Small Cap StocksPLUS® TR and PIMCO StocksPLUS® TR Short Strategy Funds	0.44%
PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Fundamental IndexPLUS™ and PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) Funds	0.45%
PIMCO CommoditiesPLUS™ Strategy, PIMCO CommodityRealReturn Strategy and PIMCO RealEstateRealReturn Strategy Funds	0.49%
PIMCO Senior Floating Rate Fund	0.50%
PIMCO CommoditiesPLUS™ Short Strategy and PIMCO Fundamental IndexPLUS™ TR Funds	0.54%
PIMCO Unconstrained Bond Fund	0.60%
PIMCO Fundamental Advantage Total Return Strategy Fund	0.64%
PIMCO RealRetirement® 2010 and PIMCO RealRetirement® 2020 Funds	0.70%*
PIMCO RealRetirement® 2030 Fund	0.75%*
PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds	0.80%*
PIMCO EM Fundamental IndexPLUS™ TR Strategy and PIMCO Emerging Markets and Infrastructure Bond Funds	0.85%
PIMCO Global Multi-Asset Fund	0.90%
All other Funds	0.25%

*    As the RealRetirement® Funds approach their target dates, the Funds’ investment advisory contract provides that certain Funds’ advisory fee will periodically decrease over time according to set intervals. The following table provides information with respect to such advisory fee adjustments.

RealRetirement® Fund Advisory Fee Schedule

(stated as a percentage of the average daily net assets of each Fund taken separately)

	Date

Fund	March 31, 2010	April 1, 2015	April 1, 2020	April 1, 2025	April 1, 2030	April 1, 2035

PIMCO RealRetirement® 2010 Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%

PIMCO RealRetirement® 2020 Fund	0.70	0.70	0.70	0.70	0.70	0.70

PIMCO RealRetirement® 2030 Fund	0.75	0.70	0.70	0.70	0.70	0.70

PIMCO RealRetirement® 2040 Fund	0.80	0.75	0.75	0.70	0.70	0.70

PIMCO RealRetirement® 2050 Fund	0.80	0.80	0.80	0.75	0.75	0.70

Advisory Fee Payments

The advisory fees paid by each Fund that was operational during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO All Asset Fund	$23,208,740	$24,005,333	$23,228,851
PIMCO All Asset All Authority Fund	5,059,890	2,553,401	1,428,943
PIMCO California Intermediate Municipal Bond Fund	220,443	298,094	307,220
PIMCO California Short Duration Municipal Income Fund	373,966	148,629	28,796
PIMCO CommodityRealReturn Strategy Fund®	72,995,014	56,152,248	62,640,116
PIMCO Convertible Fund	2,300,601	2,903,115	1,279,201
PIMCO Developing Local Markets Fund	9,140,907	20,361,286	19,470,402
PIMCO Diversified Income Fund	11,239,974	9,610,100	12,115,581
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	2,555,846	219,089	N/A
PIMCO Emerging Local Bond Fund	6,881,455	8,136,993	6,845,292
PIMCO Emerging Markets and Infrastructure Bond Fund	337,025	N/A	N/A
PIMCO Emerging Markets Bond Fund	11,454,978	12,837,173	11,622,013
PIMCO Extended Duration Fund	502,005	526,262	134,955
PIMCO Floating Income Fund	1,833,215	3,093,741	12,261,231
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,121,451	7,447,052	6,344,918
PIMCO Foreign Bond Fund (Unhedged)	5,226,219	6,737,667	6,801,099
PIMCO Fundamental Advantage Total Return Strategy Fund	8,140,403	2,830,204	98,675
PIMCO Fundamental IndexPLUS™ Fund	363,048	1,111,489	2,409,586
PIMCO Fundamental IndexPLUS™ TR Fund	1,405,253	2,784,958	3,235,882
PIMCO Global Advantage Strategy Bond Fund	2,399,889	3,351	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	470,561	573,303	532,663
PIMCO Global Bond Fund (Unhedged)	2,098,122	2,419,197	2,564,184
PIMCO Global Multi-Asset Fund	9,885,652	566,635	N/A
PIMCO GNMA Fund	3,182,484	1,617,525	831,135
PIMCO Government Money Market Fund	100,452	5,470	N/A
PIMCO High Yield Fund	18,416,521	15,792,723	17,762,780
PIMCO High Yield Municipal Bond	674,304	594,705	427,628
PIMCO Income Fund	967,690	759,913	285,210
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,010,816	1,468,950	2,613,894
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	237,544	224,186	271,028
PIMCO Investment Grade Corporate Bond Fund	15,105,954	3,635,072	203,726
PIMCO Long Duration Total Return Fund	8,000,421	3,478,733	672,622
PIMCO Long-Term Credit Fund	3,066,957	0	N/A
PIMCO Long-Term U.S. Government Fund	3,040,685	2,521,761	3,312,855
PIMCO Low Duration Fund	35,037,954	26,047,783	25,723,351
PIMCO Low Duration Fund II	1,075,556	738,078	748,683
PIMCO Low Duration Fund III	405,475	309,198	384,732
PIMCO Moderate Duration Fund	4,470,764	3,799,333	3,874,197
PIMCO Money Market Fund	616,865	644,320	465,209
PIMCO Mortgage-Backed Securities Fund	2,157,540	2,196,759	1,502,153
PIMCO Municipal Bond Fund	924,441	1,205,907	1,028,145
PIMCO MuniGO Fund	41,792	N/A	N/A
PIMCO New York Municipal Bond Fund	340,348	251,461	153,571
PIMCO Real Return Asset Fund	12,077,288	11,955,206	6,016,526
PIMCO Real Return Fund	37,765,819	34,522,214	30,115,720
PIMCO RealEstateRealReturn Strategy Fund	772,558	3,170,967	910,531
PIMCO RealRetirement® 2010 Fund*	29,411	20,617	0
PIMCO RealRetirement® 2020 Fund*	32,231	20,217	0
PIMCO RealRetirement® 2030 Fund*	29,416	20,255	0

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO RealRetirement® 2040 Fund*	26,239	20,695	0
PIMCO RealRetirement® 2050 Fund*	23,139	20,447	0
PIMCO Real Income™ 2019 Fund	3,359	N/A	N/A
PIMCO Real Income™ 2029 Fund	2,653	N/A	N/A
PIMCO Short Duration Municipal Income Fund	470,950	495,121	492,928
PIMCO Short-Term Fund	19,922,216	10,231,289	10,121,132
PIMCO Small Cap StocksPLUS® TR Fund	631,309	1,533,424	116,780
PIMCO StocksPLUS® Fund	1,051,048	1,182,752	2,612,974
PIMCO StocksPLUS® Long Duration Fund	1,421,476	426,632	183,315
PIMCO StocksPLUS® Total Return Fund	702,671	774,403	1,414,988
PIMCO StocksPLUS® TR Short Strategy Fund	2,308,955	877,729	755,841
PIMCO Tax Managed Real Return Fund	8,130	N/A	N/A
PIMCO Total Return Fund	458,033,593	329,078,289	272,679,937
PIMCO Total Return Fund II	7,266,098	6,070,771	5,460,494
PIMCO Total Return Fund III	6,693,633	5,579,012	5,158,841
PIMCO Unconstrained Bond Fund	15,891,578	1,474,419	N/A
PIMCO Unconstrained Tax Managed Bond Fund	200,037	2,428	N/A
*	The Funds began operations March 31, 2008.

Advisory Fees Waived and Recouped

PIMCO has contractually agreed, for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed certain amounts of the total assets each Fund has invested in Underlying PIMCO Funds. PIMCO may recoup these waived fees in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, PIMCO has contractually agreed to reduce total annual fund operating expenses for certain Funds by waiving a portion of its advisory fee, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO CommoditiesPLUS™ Strategy Fund in an amount equal to the management fee paid to PIMCO by the CPS Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO CommoditiesPLUS™ Short Strategy Fund in an amount equal to the management fee paid to PIMCO by the CPSS Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the management fee paid to PIMCO by the CRRS Subsidiary, which cannot be recouped. PIMCO also has contractually agreed to waive the advisory fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the management fee paid to PIMCO by the GMA Subsidiary, which cannot be recouped. Advisory fees waived during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO CommodityRealReturn Strategy Fund®	$9,301,044	$6,324,892	$3,841,255
PIMCO Emerging Markets and Infrastructure Bond Fund	261	N/A	N/A
PIMCO Global Multi-Asset Fund	2,817,494	270,726	N/A
PIMCO Government Money Market Fund	155	N/A	N/A
PIMCO High Yield Municipal Bond Fund	22,067	19,823	11,777
PIMCO Income Fund	193,531	151,981	57,039
PIMCO Long-Term Credit Fund	167	0	N/A
PIMCO MuniGO Fund	116	N/A	N/A
PIMCO RealRetirement® 2010 Fund	15,800	15,254	0
PIMCO RealRetirement® 2020 Fund	15,727	15,544	0
PIMCO RealRetirement® 2030 Fund	14,745	14,664	0
PIMCO RealRetirement® 2040 Fund	12,855	13,733	0
PIMCO RealRetirement® 2050 Fund	12,518	12,927	0

Previously waived advisory fees recouped during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO All Asset Fund	$2,943,585	0	$222,344
PIMCO All Asset All Authority Fund	0	0	55,050

Sub-Advisory Fee Payments

PIMCO paid the following fees to Research Affiliates in connection with the Asset Allocation Sub-Advisory Agreements and RAFI® Sub-Advisory Agreement during the fiscal years ended March 31, 2010, 2009 and 2008:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO All Asset Fund	$23,208,740	$24,005,333	$23,228,851
PIMCO All Asset All Authority Fund	5,059,890	2,553,401	1,428,943
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund*	2,867	8	N/A
PIMCO Fundamental Advantage Total Return Strategy Fund**	36,099	7,923	31
PIMCO Fundamental IndexPLUS™ Fund	76,853	93,652	161,819
PIMCO Fundamental IndexPLUS™ TR Fund	102,906	129,347	163,064

*	The Fund began operations on November 26, 2008.
**	The Fund began operations on February 29, 2008.

Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third-party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable Fund’s portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

PIMCO exercises voting and consent rights directly with respect to debt securities held by a Fund. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service does not provide a recommendation or the portfolio managers of a Fund propose to override a recommendation by the Proxy Voting Service, and for all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable Fund or between the Fund and another Fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable Fund, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a Fund, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between a Fund and one or more other Funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two Funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each Fund’s or account’s best interests if the conflict exists between Funds or accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. Information about how each Fund voted proxies relating to portfolio securities it held during the most recent twelve month period ended June 30th will be available no later than the following August 31st without charge, upon request, by calling the Trust at 1-800-927-4648, by visiting the Trust’s website at http://www.pimco.com/investments, on the PIMCO Investments LLC’s website at http://www.pimco.com/investments, and on the SEC’s website at http://www.sec.gov.

Fund Administrator

PIMCO also serves as Administrator to the Funds pursuant to a supervision and administration agreement (the “Supervision and Administration Agreement”) with the Trust. The Supervision and Administration Agreement replaces the Third Amended and Restated Administration Agreement and the administrative fees payable thereunder. Pursuant to the Supervision and Administration Agreement, PIMCO provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers, and receives a supervisory and administrative fee in return. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Supervision and Administration Agreement, on terms agreed between PIMCO and such affiliates. The supervisory and administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds’ transfer agent, custodian, legal counsel, independent registered public accounting firm, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust’s shares and the printing of Prospectuses and shareholder reports for current shareholders.

Supervisory and Administrative Fee Rates

PIMCO has contractually agreed to provide the foregoing services, and to bear these expenses, at the following rates for each class of each Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to its classes of shares on an annual basis):

Fund	Institutional and Administrative Classes	Class P	Class A, B and C	Class D(1)	Class M	Class R
PIMCO All Asset Fund	0.05%	0.15%	0.40%	0.45%	N/A	0.45%
PIMCO All Asset All Authority Fund	0.05%	0.15%	0.40%	0.45%	N/A	N/A
PIMCO California Intermediate Municipal Bond Fund	0.22%	0.32%	0.30%	0.55%	N/A	N/A
PIMCO California Short Duration Municipal Income Fund	0.15%	0.25%	0.30%	0.55%	N/A	N/A
PIMCO CommoditiesPLUS™ Strategy Fund	0.25%	0.35%	0.50%	0.75%	N/A	0.50%
PIMCO CommoditiesPLUS™ Short Strategy Fund	0.25%	0.35%	0.50%	0.75%	N/A	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.25%	0.35%	0.50%	0.75%	N/A	0.50%
PIMCO Convertible Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A

Fund	Institutional and Administrative Classes	Class P	Class A, B and C	Class D(1)	Class M	Class R
PIMCO Developing Local Markets Fund	0.40%	0.50%	0.55%	0.80%	N/A	N/A
PIMCO Diversified Income Fund	0.30%	0.40%	0.45%	0.70%	N/A	N/A
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	0.40%	0.50%	N/A	N/A	N/A	N/A
PIMCO Emerging Local Bond Fund	0.45%	0.55%	0.65%	0.90%	N/A	N/A
PIMCO Emerging Markets and Infrastructure Bond Fund	0.40%	0.50%	N/A	N/A	N/A	N/A
PIMCO Emerging Markets Bond Fund	0.38%	0.48%	0.55%	0.80%	N/A	N/A
PIMCO Extended Duration Fund	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Floating Income Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.35%	0.45%	0.65%	N/A	N/A
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.35%	0.45%	0.65%	N/A	0.45%
PIMCO Fundamental Advantage Total Return Strategy Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Fundamental IndexPLUS™ Fund	0.25%	0.35%	N/A	0.65%	N/A	N/A
PIMCO Fundamental IndexPLUS™ TR Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Global Advantage Strategy Bond Fund	0.30%	0.40%	0.45%	0.70%	N/A	0.45%
PIMCO Global Bond Fund (Unhedged)	0.30%	0.40%	N/A	0.70%	N/A	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.30%	0.40%	0.45%	N/A	N/A	N/A
PIMCO Global Multi-Asset Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO GNMA Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Government Money Market Fund	0.06%	0.16%	0.21%	0.31%	0.06%	0.06%
PIMCO High Yield Fund	0.30%	0.40%	0.40%	0.65%	N/A	0.40%
PIMCO High Yield Municipal Bond Fund	0.25%	0.35%	0.30%	0.55%(2)	N/A	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.40%	0.40%	0.65%	N/A	0.40%
PIMCO Income Fund	0.20%	0.30%	0.40%	0.50%	N/A	0.40%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.30%	0.40%	0.45%	0.70%	N/A	N/A
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Investment Grade Corporate Bond Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Long Duration Total Return Fund	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Long-Term Credit Fund	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.25%	0.35%	0.40%	N/A	N/A	N/A
PIMCO Low Duration Fund	0.21%	0.31%	0.35%	0.50%	N/A	0.35%
PIMCO Low Duration Fund II	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Low Duration Fund III	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Moderate Duration Fund	0.21%	0.31%	N/A	N/A	N/A	N/A
PIMCO Money Market Fund	0.20%	0.30%	0.35%	N/A	N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Municipal Bond Fund	0.24%	0.34%	0.30%	0.55%	N/A	N/A
PIMCO MuniGO Fund	0.20%	0.30%	0.30%	0.55%	N/A	N/A
PIMCO New York Municipal Bond Fund	0.22%	0.32%	0.30%	0.55%	N/A	N/A
PIMCO Real Income™ 2019 Fund	0.20%	0.30%	0.35%	0.60%	N/A	N/A
PIMCO Real Income™ 2029 Fund	0.20%	0.30%	0.35%	0.60%	N/A	N/A
PIMCO Real Return Fund	0.20%	0.30%	0.40%	0.60%	N/A	0.40%
PIMCO Real Return Asset Fund	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.25%	0.35%	0.45%	0.65%	N/A	N/A
PIMCO RealRetirement® 2010 Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO RealRetirement® 2020 Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO RealRetirement® 2030 Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO RealRetirement® 2040 Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO RealRetirement® 2050 Fund	0.05%	0.15%	0.40%	0.65%	N/A	0.40%
PIMCO Senior Floating Rate Fund	0.30%	0.40%	0.35%	0.60%	N/A	0.35%
PIMCO Short Duration Municipal Income Fund	0.15%	0.25%	0.30%	0.55%	N/A	N/A

Fund	Institutional and Administrative Classes	Class P	Class A, B and C	Class D(1)	Class M	Class R
PIMCO Short-Term Fund	0.20%	0.30%	0.30%	0.50%	N/A	0.30%
PIMCO Small Cap StocksPLUS® TR Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO StocksPLUS® Fund	0.25%	0.35%	0.40%	0.65%	N/A	0.40%
PIMCO StocksPLUS® Long Duration Fund	0.24%	N/A	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® TR Short Strategy Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO StocksPLUS® Total Return Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
PIMCO Tax Managed Real Return Fund	0.20%	0.30%	0.35%	0.60%	N/A	N/A
PIMCO Total Return Fund	0.21%	0.31%	0.40%	0.50%	N/A	0.40%
PIMCO Total Return Fund II	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.35%	N/A	N/A	N/A	N/A
PIMCO Treasury Money Market Fund	0.06%	0.16%	0.21%	0.31%	0.06%	0.06%
PIMCO Unconstrained Bond Fund	0.30%	0.40%	0.45%	0.70%	N/A	0.45%
PIMCO Unconstrained Tax Managed Bond Fund	0.30%	0.40%	0.45%	0.70%	N/A	N/A

(1)

As described below, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed through July 31, 2011 to waive 0.05% of the Supervisory and Administrative Fee to 0.50%.

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO All Asset and PIMCO All Asset All Authority Funds); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”).

Class-specific expenses include distribution and service fees payable with respect to different classes of shares and supervisory and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Seventh Amended and Restated Multi-Class Plan (the “Multi-Class Plan”) adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

The Supervision and Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund or Class as applicable, at any time on 60 days’ written notice. Following the expiration of the one-year period commencing with the effectiveness of the Supervision and Administration Agreement, it may be terminated by PIMCO, also on 60 days’ written notice.

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds indirectly pay a proportionate share of the supervisory and administrative fees paid to PIMCO by the Underlying PIMCO Funds in which they invest.

The Supervision and Administration Agreement is subject to annual approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act). The current Supervision and Administration Agreement, dated August 11, 2008, as supplemented from time to time, was approved by the Board of Trustees, including all of the independent Trustees at a meeting held on August 11, 2008. In approving the Supervision and Administration Agreement, the Trustees determined that: (1) the Supervision and Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Supervision and Administration Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Supervision and Administration Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

Under the Supervision and Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D supervisory and administrative fees in return for the firms’ services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See “Distribution of Trust Shares - Plan for Class D Shares.”

Supervisory and Administrative Fee Payments

The supervisory and administrative fees (formerly named “administrative fee” prior to August 2008) paid by each Fund that was operational during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$14,855,408	$16,919,009	$18,140,051
PIMCO All Asset All Authority Fund	5,419,745	3,262,231	1,763,403
PIMCO California Intermediate Municipal Bond Fund	249,459	323,773	336,608
PIMCO California Short Duration Municipal Income Fund	440,840	147,154	30,422
PIMCO CommodityRealReturn Strategy Fund®	43,931,227	37,003,043	42,452,304
PIMCO Convertible Fund	1,437,875	1,814,447	799,500
PIMCO Developing Local Markets Fund	8,926,239	19,475,611	18,375,828
PIMCO Diversified Income Fund	7,854,811	6,737,216	8,547,331
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	1,202,751	103,104	N/A
PIMCO Emerging Local Bond Fund	7,685,288	9,086,311	7,615,868
PIMCO Emerging Markets and Infrastructure Bond Fund	158,600	N/A	N/A
PIMCO Emerging Markets Bond Fund	10,904,666	12,271,461	11,343,247
PIMCO Extended Duration Fund	502,878	526,280	134,508
PIMCO Floating Income Fund	1,752,028	2,831,766	10,945,158
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,899,129	8,328,026	7,328,552
PIMCO Foreign Bond Fund (Unhedged)	6,181,386	7,628,088	7,807,770
PIMCO Fundamental Advantage Total Return Strategy Fund	3,197,983	1,106,364	38,545
PIMCO Fundamental IndexPLUS™ Fund	201,725	617,537	1,338,674
PIMCO Fundamental IndexPLUS™ TR Fund	676,722	1,340,396	1,582,020
PIMCO Global Advantage Strategy Bond Fund	1,914,167	2,526	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	625,470	747,933	694,515
PIMCO Global Bond Fund (Unhedged)	2,523,557	2,903,372	3,077,016
PIMCO Global Multi-Asset Fund	2,336,105	70,244	N/A
PIMCO GNMA Fund	4,407,687	2,191,735	1,082,297
PIMCO Government Money Market Fund	50,910	2,735	N/A
PIMCO High Yield Fund	24,288,551	19,401,016	20,901,455
PIMCO High Yield Municipal Bond Fund	635,108	544,705	409,270
PIMCO Income Fund	858,342	628,256	231,262
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	752,894	1,016,111	1,727,986
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	158,407	147,234	166,870
PIMCO Investment Grade Corporate Bond Fund	16,793,404	3,888,586	265,359
PIMCO Long Duration Total Return Fund	8,002,083	3,478,739	672,622
PIMCO Long-Term Credit Fund	2,555,797	0	N/A
PIMCO Long-Term U.S. Government Fund	3,788,401	3,241,419	4,096,274
PIMCO Low Duration Fund	34,017,899	23,962,597	21,938,919
PIMCO Low Duration Fund II	1,075,558	738,078	748,683
PIMCO Low Duration Fund III	405,475	309,199	384,732
PIMCO Moderate Duration Fund	3,755,445	3,112,503	3,099,357

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO Money Market Fund	1,462,537	1,537,002	1,073,086
PIMCO Mortgage-Backed Securities Fund	2,689,444	2,622,211	1,839,134
PIMCO Municipal Bond Fund	1,166,238	1,402,510	1,273,271
PIMCO MuniGO Fund	45,416	N/A	N/A
PIMCO New York Municipal Bond Fund	383,136	287,709	186,557
PIMCO Real Return Asset Fund	10,064,407	9,213,411	4,297,518
PIMCO Real Income™ 2019 Fund	4,235	N/A	N/A
PIMCO Real Income™ 2029 Fund	2,878	N/A	N/A
PIMCO Real Return Fund	44,392,082	40,144,706	35,481,740
PIMCO RealEstateRealReturn Strategy Fund	462,401	1,725,197	584,952
PIMCO RealRetirement® 2010 Fund	5,481	2,159	0
PIMCO RealRetirement® 2020 Fund	7,798	2,107	0
PIMCO RealRetirement® 2030 Fund	5,267	1,596	0
PIMCO RealRetirement® 2040 Fund	3,459	1,423	0
PIMCO RealRetirement® 2050 Fund	2,095	1,399	0
PIMCO Short Duration Municipal Income Fund	632,152	590,263	590,333
PIMCO Short-Term Fund	17,524,790	8,629,198	8,561,818
PIMCO Small Cap StocksPLUS® TR Fund	367,262	873,262	64,288
PIMCO StocksPLUS® Fund	1,220,790	1,403,433	2,733,744
PIMCO StocksPLUS® Long Duration Fund	974,726	292,548	125,702
PIMCO StocksPLUS® Total Return Fund	511,207	568,606	970,209
PIMCO StocksPLUS® TR Short Strategy Fund	1,561,221	607,681	420,776
PIMCO Tax Managed Real Return Fund	6,837	N/A	N/A
PIMCO Total Return Fund	454,414,765	301,838,955	233,419,025
PIMCO Total Return Fund II	7,264,659	6,070,771	5,445,745
PIMCO Total Return Fund III	6,694,592	5,579,012	5,158,841
PIMCO Unconstrained Bond Fund	9,750,370	880,759	N/A
PIMCO Unconstrained Tax Managed Bond Fund	179,144	1,942	N/A

Supervisory and Administrative Fees Waived and Recouped

PIMCO has contractually agreed, through July 31, 2011, for certain Funds, to waive their supervisory and administrative fee, or reimburse such Funds, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to the respective share class (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit. PIMCO also has contractually agreed for the PIMCO High Yield Municipal Bond Fund’s current fiscal year to waive a portion of its supervisory and administrative fee equal to 0.05% of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class C and Class D shares, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS™ Strategy Fund in an amount equal to the administrative services fee paid to PIMCO by the CPS Subsidiary, which cannot be recouped. PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO CommoditiesPLUS™ Short Strategy Fund in an amount equal to the administrative services fee paid to PIMCO by the CPSS Subsidiary, which cannot be recouped. In addition, PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO CommodityRealReturn Strategy Fund® in an amount equal to the administrative services fee paid to PIMCO by the CRRS Subsidiary, which cannot be recouped. In addition, PIMCO has contractually agreed to waive the supervisory and administrative fee it receives from the PIMCO Global Multi-Asset Fund in an amount equal to the administrative services fee paid to PIMCO by the GMA Subsidiary, which cannot be recouped. PIMCO has also agreed to waive, first, the supervisory and administrative fee and, to the extent necessary, the advisory fee it receives from the PIMCO Global Multi-Asset and RealRetirement® Funds in an amount equal to the Underlying PIMCO Fund expenses attributable to advisory and supervisory and administrative fees at the Underlying PIMCO Fund level. With respect to the RealRetirement® Funds, this waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the RealRetirement® Funds.

Supervisory and administrative fees waived during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO CommodityRealReturn Strategy Fund®	$3,796,344	$2,581,588	$1,567,859
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	0	40,027	N/A
PIMCO Emerging Markets and Infrastructure Bond Fund	58,377	N/A	N/A
PIMCO Fundamental Advantage Total Return Strategy Fund	0	8	17,422
PIMCO Global Advantage Strategy Bond Fund	0	91,273	N/A
PIMCO Global Multi-Asset Fund	19,416	107,453	N/A
PIMCO Government Money Market Fund	23,566	46,965	N/A
PIMCO High Yield Municipal Bond Fund	70,997	49,112	35,496
PIMCO Income Fund	0	0	86,499
PIMCO Long-Term Credit Fund	7,502	N/A	N/A
PIMCO Money Market Fund	544,291	200,724	N/A
PIMCO MuniGO Fund	73,737	N/A	N/A
PIMCO Real Income™ 2019 Fund	33,223	N/A	N/A
PIMCO Real Income™ 2029 Fund	41,583	N/A	N/A
PIMCO RealRetirement® 2010 Fund	0	52,456	N/A
PIMCO RealRetirement® 2020 Fund	0	54,195	N/A
PIMCO RealRetirement® 2030 Fund	0	53,963	N/A
PIMCO RealRetirement® 2040 Fund	0	53,964	N/A
PIMCO RealRetirement® 2050 Fund	0	53,635	N/A
PIMCO StocksPLUS Long Duration Fund	0	0	34,856
PIMCO Tax Managed Real Return Fund	41,932	N/A	N/A
PIMCO Unconstrained Bond Fund	0	34,785	N/A
PIMCO Unconstrained Tax Managed Bond Fund	12,703	26,735	N/A

Previously waived supervisory and administrative fees recouped during the fiscal years ended March 31, 2010, 2009 and 2008 were as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08

PIMCO California Short Duration Municipal Income Fund	$ 3,480	$ 36	$ 629
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	1,257	0	N/A
PIMCO Developing Local Markets Fund	0	867	6,918
PIMCO Emerging Local Bond Fund	5,627	276	2,292
PIMCO Extended Duration Fund	9,909	218	2,303
PIMCO Fundamental IndexPLUSTM Fund	0	63	813
PIMCO Fundamental IndexPLUSTM TR Fund	0	93	934
PIMCO Global Advantage Strategy Bond Fund	35	0	N/A
PIMCO Global Multi-Asset Fund	3,075	0	N/A
PIMCO Government Money Market Fund	214	0	N/A
PIMCO High Yield Municipal Bond Fund	9,364	315	6,215
PIMCO Income Fund	14,311	0	0
PIMCO International StocksPLUS™ TR Strategy Fund (Unhedged)	2,716	128	0
PIMCO Long Duration Total Return Fund	0	1,271	11,194
PIMCO RealRetirement® 2010 Fund	144	0	0
PIMCO RealRetirement® 2020 Fund	142	0	0
PIMCO RealRetirement® 2030 Fund	132	0	0
PIMCO RealRetirement® 2040 Fund	127	0	0
PIMCO RealRetirement® 2050 Fund	125	0	0
PIMCO Small Cap StocksPLUS® TR Fund	16,380	48	6,224
PIMCO Unconstrained Bond Fund	11,968	0	N/A
PIMCO Unconstrained Tax Managed Bond Fund	31	0	N/A

OTHER PIMCO INFORMATION

PIMCO has created the PIMCO Global Advantage Bond IndexTM (“GLADITM”), an investment-grade global fixed income benchmark. The PIMCO Global Advantage Strategy Bond Fund utilizes GLADITM as a benchmark. PIMCO owns the intellectual property rights to GLADITM, and PIMCO has filed a patent application with respect to certain features of GLADITM. PIMCO has retained an unaffiliated leading financial information services company and global index provider to independently administer and calculate GLADITM (the “Calculation Agent”). The Calculation Agent, using a publicly available rules-based methodology, calculates, maintains and disseminates GLADITM.

PIMCO may from time to time develop methodologies for compiling and calculating a benchmark index. PIMCO may license or sell its intellectual property rights in such methodologies to third parties who may use such methodologies to develop a benchmark index. Such third parties may pay to PIMCO a portion of the subscription or licensing fees the third party receives in connection with such indices. PIMCO may pay out of its own resources a fee to such third parties for certain data related to such indices. A Fund may use such an index as the Fund’s primary or secondary benchmark index but would not bear any fees for such use.

PORTFOLIO MANAGERS

Other Accounts Managed

Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of March 31, 2010 (except as noted below): (i) the Fund(s) managed by the specified portfolio manager; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance. Effective January 1, 2011, Jerome Schneider is the portfolio manager of the PIMCO Government Money Market Fund, PIMCO Money Market Fund, PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund. Information pertaining to accounts managed by Mr. Schneider is as of November 30, 2010. Effective January 1, 2011, Ramin Toloui is the portfolio manager of the PIMCO Emerging Markets Bond Fund. Information pertaining to accounts managed by Mr. Toloui is as of November 30, 2010. Information pertaining to accounts managed by Mr. Gross, Mr. Horne and Ms. MacLean is as of March 31, 2011.

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Arnott[1]
Registered Investment Companies	11	$19,149	0	0
Other Pooled Investment Vehicles	26	$7,267	2	$181
Other Accounts	36	$9,482	1	$64

Bhansali[2]
Registered Investment Companies	13	$2,781	0	N/A
Other Pooled Investment Vehicles	5	$4,114	0	N/A
Other Accounts	3	$4,587	1	$3

Cummings[3]
Registered Investment Companies	21	$6,064	0	N/A
Other Pooled Investment Vehicles	2	$532	0	N/A
Other Accounts	65	$3,877	0	N/A

Dialynas[4]
Registered Investment Companies	15	$10,980	0	N/A
Other Pooled Investment Vehicles	17	$11,810	0	N/A
Other Accounts	125	$45,897	11	$5,861

El-Erian[5]

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Registered Investment Companies	3	$4,082	0	N/A
Other Pooled Investment Vehicles	2	$716	0	N/A
Other Accounts	131	$29,338	2	$332

Gomez[6]
Registered Investment Companies	2	$5,741	0	N/A
Other Pooled Investment Vehicles	11	$7,361	0	N/A
Other Accounts	11	$4,546	0	N/A

Gross[7]
Registered Investment Companies	42	$352,089	0	N/A
Other Pooled Investment Vehicles	34	$37,258	7	$3,427
Other Accounts	71	$36,573	21	$10,163

Horne[8]
Registered Investment Companies	1	$1,579	0	N/A
Other Pooled Investment Vehicles	2	$498	1	$453
Other Accounts	2	$165	0	N/A

Hu9
Registered Investment Companies	3	$24	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	14	$1,708	1	$100

Ivascyn[10]
Registered Investment Companies	7	$3,192	0	N/A
Other Pooled Investment Vehicles	6	$997	2	$383
Other Accounts	13	$27,124	1	$1,155

Jessop[11]
Registered Investment Companies	5	$10,905	0	N/A
Other Pooled Investment Vehicles	24	$12,799	1	$78
Other Accounts	14	$3,670	0	N/A

Johnson[12]
Registered Investment Companies	0	N/A	N/A	N/A
Other Pooled Investment Vehicles	2	$236	0	N/A
Other Accounts	6	$1,415	1	$240

Kiesel[13]
Registered Investment Companies	6	$19,808	0	N/A
Other Pooled Investment Vehicles	19	$17,477	2	$112
Other Accounts	107	$31,821	6	$2,264

MacLean[14]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

Mather[15]
Registered Investment Companies	12	$11,098	0	N/A
Other Pooled Investment Vehicles	46	$24,836	3	$1,111
Other Accounts	65	$18,738	14	$5,253

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)

Mewbourne[16]
Registered Investment Companies	8	$14,544	0	N/A
Other Pooled Investment Vehicles	24	$7,560	0	N/A
Other Accounts	69	$19,800	12	$3,804

Posch[17]
Registered Investment Companies	1	$162	0	N/A
Other Pooled Investment Vehicles	2	$266	0	N/A
Other Accounts	0	N/A	0	N/A

Rodosky[18]
Registered Investment Companies	7	$10,470	0	N/A
Other Pooled Investment Vehicles	2	$902	0	N/A
Other Accounts	104	$30,221	8	$1,282

Schneider[19]
Registered Investment Companies	9	$59,793	0	N/A
Other Pooled Investment Vehicles	5	$4,139	0	N/A
Other Accounts	39	$13,912	0	N/A

Simon[20]
Registered Investment Companies	5	$11,123	0	N/A
Other Pooled Investment Vehicles	3	$5,982	0	N/A
Other Accounts	39	$20,750	11	$3,311

Toloui[21]
Registered Investment Companies	3	$6,251	0	N/A
Other Pooled Investment Vehicles	7	$11,754	0	N/A
Other Accounts	12	$2,312	0	N/A

Worah[22]
Registered Investment Companies	21	$53,338	0	N/A
Other Pooled Investment Vehicles	23	$5,524	0	N/A
Other Accounts	58	$22,211	12	$3,938

1   Mr. Arnott manages the PIMCO All Asset Fund, which has $14,937 million in total assets under management, and the PIMCO All Asset All Authority Fund, which has $4,041 million in total assets under management.

2   Dr. Bhansali manages the PIMCO RealRetirement® 2010 Fund, which has $6 million in total assets under management, the PIMCO RealRetirement® 2020 Fund, which has $6 million in total assets under management, the PIMCO RealRetirement® 2030 Fund, which has $6 million in total assets under management, the PIMCO RealRetirement® 2040 Fund, which has $4 million in total assets under management, and the PIMCO RealRetirement® 2050 Fund, which has $4 million in total assets under management. Dr. Bhansali also co-manages the PIMCO Global Multi-Asset Fund, which has $2,111 million in total assets under management.

3   Mr. Cummings manages the PIMCO California Intermediate Municipal Bond Fund, which has $86 million in total assets under management, the PIMCO California Short Duration Municipal Income Fund, which has $281 million in total assets under management, the PIMCO High Yield Municipal Bond Fund, which has $248 million in total assets under management, the PIMCO Municipal Bond Fund, which has $417 million in total assets under management, the PIMCO New York Municipal Bond Fund, which has $169 million in total assets under management, and the PIMCO Short Duration Municipal Income Fund, which has $349 million in total assets under management. Mr. Cummings also co-manages the PIMCO MuniGO Fund, which has $34 million in total assets under management and the PIMCO Tax Managed Real Return Fund, which has $13 million in total assets under management.

4    Mr. Dialynas manages the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), which has $230 million in total assets under management, the PIMCO Unconstrained Bond Fund, which has $5,424 million of total assets under management, and the PIMCO Unconstrained Tax Managed Bond Fund, which has $138 million of total assets under management.

5    Dr. El-Erian co-manages the PIMCO Global Multi-Asset Fund which has $2,111 million in total assets under management, and co-manages the PIMCO Global Advantage Strategy Bond Fund, which has $1,762 million of total assets under management.

6     Mr. Gomez manages the PIMCO Developing Local Markets Fund, which has $2,794 million in total assets under management, and the PIMCO Emerging Local Bond Fund, which has $2,947 million in total assets under management.

7    Mr. Gross manages the PIMCO Fundamental Advantage Total Return Strategy Fund, which has $3,359 million in total assets under management, the PIMCO Fundamental IndexPLUS™ Fund, which has $106 million in total assets under management, the PIMCO Fundamental IndexPLUS™ TR Fund, which has $234 million in total assets under management, the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), which has $80 million in total assets under management, the PIMCO Low Duration Fund, which has $18,718 million in total assets under management, the PIMCO Low Duration Fund II, which has $532 million in total assets under management, the PIMCO Low Duration Fund III, which has $196 million in total assets under management, the PIMCO Moderate Duration Fund, which has $2,041 million in total assets under management, the PIMCO Total Return Fund, which has $220,275 million in total assets under management, the PIMCO Total Return Fund II, which has $3,217 million in total assets under management, the PIMCO Total Return Fund III, which has $3,074 million in total assets under management, the PIMCO Small Cap StocksPLUS® TR Fund, which has $171 million in total assets under management, the PIMCO StocksPLUS® Fund, which has $788 million in total assets under management, the PIMCO StocksPLUS® Total Return Fund, which has $224 million in total assets under management, the PIMCO StocksPLUS® TR Short Strategy Fund, which has $1,017 million in total assets under management and the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, which has $369 million in total assets under management.

8    Mr. Horne manages the PIMCO Convertible Fund, which has $557 million in total assets under management.

9    Mr. Hu manages the PIMCO Real Income™ 2019 Fund, which has $6,552.3 million in total assets under management and the PIMCO Real Income™ 2029 Funds, which has $11 million in total assets under management. Mr. Hu also co-manages the PIMCO Tax Managed Real Return Fund, which has $13 million in total assets under management.

10    Mr. Ivascyn manages the PIMCO Income Fund, which has $515 million in total assets under management.

11    Mr. Jessop manages the PIMCO High Yield Fund, which has $8,408 million in total assets under management. Mr. Jessop also manages the PIMCO High Yield Spectrum Fund, which has not commenced operations as of August 30, 2010.

12     Mr. Johnson manages the PIMCO CommoditiesPLUS™ Strategy Fund and PIMCO CommoditiesPLUS™ Short Strategy Fund, which have not commenced operations as of March 31, 2010.

13    Mr. Kiesel manages the PIMCO Investment Grade Corporate Bond Fund, which has $6,175 million in total assets under management, and the PIMCO Long-Term Credit Fund, which has $1,838 million in total assets under management.

14     Ms. MacLean manages the PIMCO Senior Floating Rate Fund, which has not commenced operations as of April 19, 2011.

15     Mr. Mather manages the PIMCO Foreign Bond Fund (Unhedged), which has $2,439 million in total assets under management, the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), which has $2,599 million in total assets under management, the PIMCO Global Bond Fund (Unhedged), which has $920 million in total assets under management, and the PIMCO Global Bond Fund (U.S. Dollar-Hedged), which has $239 million in total assets under management.

16    Mr. Mewbourne manages the PIMCO Diversified Income Fund, which has $2,736 million in total assets under management, and the PIMCO Floating Income Fund, which has $595 million in total assets under management. Mr. Mewbourne also co-manages the PIMCO Global Multi-Asset Fund, which has $2,111 million in total assets under management, and the PIMCO Emerging Markets Bond Fund, which has $2,832 million in total assets under management.

17    Ms. Posch manages the PIMCO Emerging Markets and Infrastructure Bond Fund, which has $162 million in total assets under management.

18    Mr. Rodosky manages the PIMCO Extended Duration Fund, which has $324 million in total assets under management, the PIMCO Long Duration Total Return Fund, which has $3,979 million in total assets under management, the PIMCO Long-Term U.S. Government Fund, which has $1,518 million in total assets under management, and the PIMCO StocksPLUS® Long Duration Fund, which has $419 million in total assets under management.

19    Effective January 1, 2011, Mr. Schneider manages the PIMCO Money Market Fund, which had $460 million in total assets under management as of March 31, 2010, the PIMCO Short-Term Fund, which had $11,031 million in total assets under management as of March 31, 2010, the PIMCO Government Money Market, which had $94 million in total assets under management as of March 31, 2010 and the PIMCO Treasury Money Market Fund, which has not commenced operations as of December 16, 2010.

20    Mr. Simon manages the PIMCO GNMA Fund, which has $1,350 million in total assets under management and the PIMCO Mortgage-Backed Securities Fund, which has $653 million in total assets under management.

21     As of January 1, 2011, Mr. Toloui manages the PIMCO Emerging Markets Bond Fund, which had $2,832 million in total assets under management as of March 31, 2010. Mr. Toloui also co-manages the PIMCO Global Advantage Strategy Bond Fund, which had $1,762 million in total assets under management as of March 31, 2010.

22    Mr. Worah manages the PIMCO CommodityRealReturn Strategy Fund®, which has $16,591 million in total assets under management, the PIMCO Real Return Fund, which has $17,771 million in total assets under management, the PIMCO Real Return Asset Fund, which has $4,188 million in total assets under management, and the PIMCO RealEstateRealReturn Strategy Fund, which has $164 million in total assets under management.

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO All Asset and PIMCO All Asset All Authority Funds. Because the PIMCO All Asset and the PIMCO All Asset All Authority Funds invest substantially all of their assets in the Underlying PIMCO Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated. However, if any PIMCO Sponsored Fund including, without limitation, the PIMCO Funds of Funds, invests in either the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund or PIMCO Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the

RAFI® Sub-Advisory Agreement or EM Sub-Advisory Agreement, as applicable, with respect to any assets of the PIMCO Sponsored Fund invested in such Fund. Accordingly, PIMCO and Research Affiliates believe that the potential conflicts of interest discussed above also are mitigated.

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary - Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.

•

Performance Bonus – Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.

•

Equity or Long Term Incentive Compensation – Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Research Affiliates. Robert D. Arnott, through his family trust, is the majority owner and sole voting member of Research Affiliates. Mr. Arnott receives a fixed base salary and periodic capital distributions from Research Affiliates. Capital distributions are not fixed, rather they are dependent upon profits generated by Research Affiliates. Mr. Arnott’s compensation as manager is not dependent on the performance of the Funds. Research Affiliates also has a defined benefit plan.

Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Funds beneficially owned as of March 31, 2010 (except as noted below), by each portfolio manager of the Funds.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Arnott	PIMCO All Asset	None
	PIMCO All Asset All Authority	Over $1,000,000
Bhansali	PIMCO Global Multi-Asset	None
	PIMCO RealRetirement® 2010	None
	PIMCO RealRetirement® 2020	None
	PIMCO RealRetirement® 2030	None
	PIMCO RealRetirement® 2040	None
	PIMCO RealRetirement® 2050	None
Cummings	PIMCO California Intermediate Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO High Yield Municipal Bond	$10,000 - $50,000
	PIMCO Municipal Bond	None
	PIMCO MuniGO	None
	PIMCO New York Municipal Bond	None
	PIMCO Short Duration Municipal Income	None
	PIMCO Tax Managed Real Return	None
Dialynas	PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	None
	PIMCO Unconstrained Bond	None
	PIMCO Unconstrained Tax Managed	None
El-Erian	PIMCO Global Advantage Strategy Bond	None
	PIMCO Global Multi Asset	$100,001 - $500,000
Gomez	PIMCO Developing Local Markets	$50,001 - $100,000
	PIMCO Emerging Local Bond	$100,001 - $500,000
Gross	PIMCO EM Fundamental IndexPLUS™ TR Strategy	None
	PIMCO Fundamental Advantage Total Return Strategy	None
	PIMCO Fundamental IndexPLUS™	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
	PIMCO Fundamental IndexPLUS™ TR	None
	PIMCO International StocksPLUS® TR Strategy (Unhedged)	None
	PIMCO Low Duration	None
	PIMCO Low Duration II	None
	PIMCO Low Duration III	None
	PIMCO Moderate Duration	None
	PIMCO Small Caps StocksPLUS® TR	None
	PIMCO StocksPLUS®	None
	PIMCO StocksPLUS® TR	None
	PIMCO StocksPLUS® TR Short Strategy	None
	PIMCO Total Return	Over $1,000,000
	PIMCO Total Return II	None
	PIMCO Total Return III	None
Horne	PIMCO Convertible	None
Hu	PIMCO Real Income™ 2019	None
	PIMCO Real Income™ 2029	None
	PIMCO Tax Managed Real Return	None
Ivascyn	PIMCO Income	None
Jessop[1]	PIMCO High Yield	None
Johnson[2]	PIMCO CommoditiesPLUS™ Strategy	None
	PIMCO CommoditiesPLUS™ Short Strategy	None
Kiesel	PIMCO Investment Grade Corporate	None
	PIMCO Long-Term Credit	None
MacLean[3]	PIMCO Senior Floating Rate Fund	None
Mather	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Bond (Unhedged)	None
	PIMCO Global Bond (U.S. Dollar-Hedged)	None
Mewbourne	PIMCO Diversified Income	$100,000 - $500,000
	PIMCO Emerging Markets Bond	$1 - $10,000
	PIMCO Floating Income	$100,001 - $500,000
	PIMCO Global Multi-Asset	Over $1,000,000
Posch	PIMCO Emerging Markets and Infrastructure Bond	$100,001 - $500,000
Rodosky	PIMCO Extended Duration	None
	PIMCO Long Duration Total Return	None
	PIMCO Long-Term U.S. Government	None
	PIMCO StocksPLUS® Long Duration	None
Schneider[4]	PIMCO Government Money Market	None
	PIMCO Money Market	None
	PIMCO Short-Term	None
	PIMCO Treasury Money Market	None
Simon	PIMCO GNMA	None
	PIMCO Mortgage-Backed Securities	Over $1,000,000
Toloui[5]	PIMCO Emerging Markets Bond	$1-$10,000
	PIMCO Global Advantage Strategy Bond	None

Worah	PIMCO CommodityRealReturn Strategy	$50,001 - $100,000
	PIMCO Real Return	$50,001 - $100,000
	PIMCO Real Return Asset	None
	PIMCO RealEstateRealReturn Strategy	None
[1]	Mr. Jessop also manages the PIMCO High Yield Spectrum Fund, which has not commenced operations as of August 30, 2010.
[2]	Mr. Johnson manages the PIMCO CommoditiesPLUS™ Strategy Fund and PIMCO CommoditiesPLUS™ Short Strategy Fund which had not commenced operations as of March 31, 2010.
[3]	Ms. MacLean manages the PIMCO Senior Floating Rate Fund, which has not commenced operations as of April 19, 2011.

[4]

Effective January 1, 2011, Mr. Schneider manages the PIMCO Government Money Market Fund, PIMCO Money Market Fund, PIMCO Short-Term Fund and PIMCO Treasury Money Market Fund. As of November 30, 2010, to the best of the Trust’s knowledge, Mr. Schneider did not own any shares of these Funds.

[5]

As of January 1, 2011, Mr. Toloui manages the PIMCO Emerging Markets Bond Fund. As of November 30, 2010, to the best of the Trust’s knowledge, the dollar range of equity securities in the PIMCO Emerging Markets Bond Fund beneficially owned by Mr. Toloui was $1-$10,000.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

PIMCO Investments LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (“Distribution Contract”) with the Trust which is subject to annual approval by the Board of Trustees. The Distributor is a direct subsidiary of PIMCO and an indirect subsidiary of Allianz Global Investors. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the SEC. The Distribution Contract is terminable with respect to a Fund or a class without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Supervision and Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trust generally does not offer or sell its shares outside of the United States, except to certain investors in approved jurisdictions and in conformity with local legal requirements.

The Trust may offer up to twelve classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, Class M, Class P, Class R, the Institutional Class, Administrative Class and the Adviser Class. At this time only the Class A, Class B, Class C, Class D, Class M, Class P, Class R, the Institutional Class, and the Administrative Class are offered. Class J, Class K and the Adviser Class are not currently offered.

Class A, Class B and Class C shares of the Trust are offered through firms (“participating brokers”) which are members of FINRA and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”).

Class D shares are generally offered to clients of financial services firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds in particular investment products, programs or accounts for which a fee may be charged.

Class M shares are generally offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, high net worth individuals and through intermediary trading platforms and portals that provide specialized sub-accounting and shareholder processing services.

Class P shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries. Broker-dealers, other intermediaries, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances also may purchase Class P shares. These entities may purchase Class P shares only in the plan or program for which the shares are being acquired and will not require the Fund to pay any type of administrative payment per participant account to any third party.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO CollegeAccess 529 Plan. Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by retirement plan accounts and their plan participants, for which fees or expenses may be charged in addition to those described in the Prospectus and Statement of Additional Information.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares also may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer’s investment in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

The Trust has adopted a Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Board of Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

As described in the Class A, B and C Prospectuses under the caption “Classes of Shares—Class A, B, C and R Shares,” Class A shares of the Trust (except with respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Distributor received an aggregate of $118,858,634, $43,483,865 and $20,561,243 respectively, and retained $16,569,370, $6,051,652 and $2,298,539 respectively, in initial sales charges paid by Class A shareholders of the Trust.

Each Fund may sell its Class A shares at net asset value without an initial sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of the Trust, PIMCO or the Distributor, and certain other affiliates of PIMCO or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interest of the Funds and those persons affiliated with them.

As described in the Class A, B and C Prospectuses under the caption “Classes of Shares—Class A, B, C and R Shares,” a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class M, Class P, Class R, Institutional Class, or Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

During the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
Class A	$1,316,271	$1,186,600	$714,830
Class B	1,441,923	3,519,743	6,962,016
Class C	4,241,366	3,484,599	1,594,134

In certain cases described in the Class A, B and C Prospectuses, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust’s sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares

As stated in the text of the Class A, B, C and R Prospectuses under the caption “How to Buy and Sell Shares,” Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of FINRA and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the “Retail Plans”), as well as Class R shares, as described in the Class A, B, C and R Prospectuses, in connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B, C and R Prospectuses, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund’s Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing Prospectuses to persons other than current shareholders.

The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of Prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who provide and maintain elective shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for shareholders, who act as sole shareholder of record and nominee for shareholders, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations. Distribution and servicing fees also may be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds’ shares of the same class and vice versa. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

	Servicing Fee(1)	Distribution Fee(1)

Class A
PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds	0.10%	None
All other Funds	0.25%	None
Class B(2)
All Funds	0.25%	0.75%
Class C - Shares purchased on or after 7/1/91(3)
PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds	0.10%	None
PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds	0.25%	0.30%
PIMCO Municipal Bond, PIMCO MuniGO, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Real Return, PIMCO StocksPLUS® and PIMCO Tax Managed Real Return Funds	0.25%	0.50%
All other Funds	0.25%	0.75%
Class C - Shares purchased prior to 7/1/91
PIMCO Money Market Fund	0.10%	None
All other Funds	0.25%	None
Class R
PIMCO Government Money Market Fund	0.25%	None
All other Funds	0.25%	0.25%

(1)

Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.

(2)	Payable only with respect to shares outstanding for one year or more.
(3)	Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. The Distributor, PIMCO and their affiliates may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds and for other services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and also may take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds and/or other funds sponsored by the Distributor, PIMCO and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, PIMCO and their affiliates also may make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made, to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor, PIMCO or their affiliates may make payments of an agreed upon amount which will not exceed the amount that would have been payable pursuant to the formulae.

The additional payments and incentives described above may be made to brokers or third party administrators in addition to amounts paid to participating financial firms for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; providing periodic statements to certain plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to shareholder accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, PIMCO or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor or its affiliates, may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $14 to $19 for services to omnibus accounts, or (ii) an annual fee of up to 0.25% and, in some cases, up to 0.35% of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or PIMCO, the Distributor and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) the revenue sharing or “shelf space” fees disclosed elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants also may have a financial incentive for recommending a particular share class over other share classes.

Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. Also, you should review carefully any disclosure by the financial firm as to its compensation.

As of July 31, 2010, the Distributor and PIMCO anticipate that the firms that will receive the additional payments for distribution services and/or educational support (i) with respect to Class A, B, C and R shares as described above, or (ii) with respect to Class D shares as described below under “Plan for Class D Shares,” include:

American Portfolios Financial Services Inc.	Mutual Service Corporation
Ameriprise Financial Services, Inc.	NatCity Investments
Associated Securities Corp.	National Planning Holdings, Inc.
AXA Advisors, LLC	Northwestern Mutual Investment Services LLC
Banc of America Investment Services, Inc.	Oppenheimer & Co., Inc.
Banc One Securities Investment	Piper Jaffray
CCO Investment Services	PrimeVest Financial Services, Inc.
Chase Investment Services Corp.	Questar Capital
Citigroup Global Markets Inc.	Raymond James & Associates
Comerica Securities	Raymond James Financial Services, Inc.
Commonwealth Financial Network	RBC Capital Markets Corp.
Cuna Brokerage Services	Robert W. Baird
E*TRADE Clearing LLC	Royal Alliance Associates Inc.
First Allied Securities, Inc.	SagePoint Financial, Inc. (f/k/a AIG Financial Advisors, Inc.
FSC Securities Corp.	Securities America, Inc.
ING Companies: ING Financial Partners, Inc, Financial Network Investment Corp. Multi-Financial Securities Corp	Sterne Agee
Janney, Montgomery, Scott	Summit Brokerage Services Inc.
Lincoln Financial Securities	SunTrust Investment Services
Linsco/Private Ledger Corporation	UBS Financial Services Inc.
McDonald Investments	United Planners’ Financial Services of America
Merrill Lynch, Pierce, Fenner & Smith Inc.	Waterstone Financial Group
ML Stern & Co.	Wells Fargo
Morgan Stanley & Co.	WM Financial Services Inc.

The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor, PIMCO and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals. Although a Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“Disinterested Trustees”) or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

The Retail Plans went into effect for the Trust in January 1997 (December 2002 for Class R shares). If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds’ expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class B, Class C and Class R shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B, Class C and Class R shares.

As compensation for services rendered and borne by the Distributor in connection with personal services rendered to Class R shareholders of the Trust and the maintenance of Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing fees up to the current rate of 0.25% and distribution fees up to the current rate of 0.25% (each calculated as a percentage of each Fund’s average daily net assets attributable to Class R shares).

Payments Pursuant to Class A Plan

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid the Distributor an aggregate of $90,870,969, $67,049,211 and $56,476,658, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$2,671,322		$3,451,469	$3,737,117
PIMCO All Asset All Authority Fund	1,667,849		1,242,887	629,429
PIMCO California Intermediate Municipal Bond Fund	92,752		94,862	80,545
PIMCO California Short Duration Municipal Income Fund	192,980		49,220	12,640
PIMCO CommodityRealReturn Strategy Fund®	3,690,080		4,367,709	5,231,378
PIMCO Developing Local Markets Fund	471,371		838,557	507,347
PIMCO Diversified Income Fund	250,521		235,367	293,514
PIMCO Emerging Local Bond Fund	149,003		41,114	5,151
PIMCO Emerging Markets Bond Fund	661,887		656,110	750,535
PIMCO Floating Income Fund	188,070		233,920	666,423
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	513,974		605,768	606,342
PIMCO Foreign Bond Fund (Unhedged)	580,192		581,674	672,265
PIMCO Fundamental Advantage Total Return Strategy Fund	15,294		914	N/A
PIMCO Fundamental IndexPLUS™ TR Fund	22,796		49,935	80,932
PIMCO Global Advantage Strategy Bond Fund	91,532		94	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	50,982		48,661	42,982
PIMCO Global Multi-Asset Fund	680,889		15,251	N/A
PIMCO GNMA Fund	980,636		498,899	224,531
PIMCO Government Money Market Fund	203	[1]	0	N/A
PIMCO High Yield Fund	2,101,069		1,722,286	1,907,451
PIMCO High Yield Municipal Bond Fund	197,033		153,431	93,746
PIMCO Income Fund	55,547		15,311	2,139
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	24,720		20,668	43,125

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	6,180		2,432	2,224
PIMCO Investment Grade Corporate Bond Fund	1,302,329		223,685	74,606
PIMCO Long-Term U.S. Government Fund	490,503		525,145	501,645
PIMCO Low Duration Fund	5,447,841		4,161,014	3,158,482
PIMCO Money Market Fund	154,316	[2]	146,941	86,249
PIMCO Mortgage-Backed Securities Fund	264,874		164,624	117,045
PIMCO Municipal Bond Fund	276,006		205,371	175,516
PIMCO MuniGO Fund	5,536	[3]	N/A	N/A
PIMCO New York Municipal Bond Fund	90,812		71,256	53,500
PIMCO Real Income™ 2019 Fund	939		N/A	N/A
PIMCO Real Income™ 2029 Fund	95		N/A	N/A
PIMCO Real Return Fund	8,581,427		7,844,482	6,817,246
PIMCO RealEstateRealReturn Strategy Fund	44,195		46,790	67,881
PIMCO RealRetirement® 2010 Fund	1,325		356	N/A
PIMCO RealRetirement® 2020 Fund	1,602		352	N/A
PIMCO RealRetirement® 2030 Fund	615		56	N/A
PIMCO RealRetirement® 2040 Fund	292		45	N/A
PIMCO RealRetirement® 2050 Fund	94		36	N/A
PIMCO Short Duration Municipal Income Fund	331,008		252,758	183,669
PIMCO Short-Term Fund	2,619,542		707,471	550,120
PIMCO Small Cap StocksPLUS® TR Fund	10,356		1,583	291
PIMCO StocksPLUS® Fund	146,285		184,763	303,302
PIMCO StocksPLUS® Total Return Fund	39,770		46,928	86,531
PIMCO StocksPLUS® TR Short Strategy Fund	231,655		96,325	15,254
PIMCO Tax Managed Real Return Fund	88		N/A	N/A
PIMCO Total Return Fund	54,110,092		37,317,147	28,695,505
PIMCO Unconstrained Bond Fund	1,338,334		125,355	N/A
PIMCO Unconstrained Tax Managed Bond Fund	24,156		192	N/A

1     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $203 and the Fund’s net payment pursuant to the Class A Plan was $0.

2     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $154,316 and the Fund’s net payment pursuant to the Class A Plan was $0.

3     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $11 and the Fund’s net payment pursuant to the Class A Plan was $5,525.

During the fiscal year ended March 31, 2010, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $72,696,775; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $18,174,194.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
PIMCO All Asset Fund	$1,926,716	$481,679	$2,408,395
PIMCO All Asset All Authority Fund	1,442,539	360,635	1,803,173
PIMCO California Intermediate Municipal Bond Fund	52,474	13,119	65,593
PIMCO California Short Duration Municipal Income Fund	225,013	56,253	281,267
PIMCO CommodityRealReturn Strategy Fund®	2,865,407	716,352	3,581,759
PIMCO Developing Local Markets Fund	369,600	92,400	462,000
PIMCO Diversified Income Fund	213,016	53,254	266,270
PIMCO Emerging Local Bond Fund	235,090	58,772	293,862

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
PIMCO Emerging Markets Bond Fund	549,664	137,416	687,080
PIMCO Floating Income Fund	181,403	45,351	226,754
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	383,115	95,779	478,894
PIMCO Foreign Bond Fund (Unhedged)	452,317	113,079	565,396
PIMCO Fundamental Advantage Total Return Strategy Fund	23,320	5,830	29,151
PIMCO Fundamental IndexPLUS™ TR Fund	25,400	6,350	31,750
PIMCO Global Advantage Strategy Bond Fund	121,604	30,401	152,006
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	47,415	11,854	59,269
PIMCO Global Multi-Asset Fund	878,692	219,673	1,098,364
PIMCO GNMA Fund	731,860	182,965	914,825
PIMCO Government Money Market Fund	323	81	403
PIMCO High Yield Fund	1,659,965	414,991	2,074,956
PIMCO High Yield Municipal Bond Fund	147,958	36,990	184,948
PIMCO Income Fund	61,376	15,344	76,720
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,292	4,573	22,865
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	11,420	2,855	14,275
PIMCO Investment Grade Corporate Bond Fund	990,576	247,644	1,238,220
PIMCO Long-Term U.S. Government Fund	282,772	70,693	353,465
PIMCO Low Duration Fund	4,909,774	1,227,443	6,137,217
PIMCO Money Market Fund	246,748	61,687	308,435
PIMCO Mortgage-Backed Securities Fund	201,935	50,484	252,419
PIMCO Municipal Bond Fund	192,370	48,092	240,462
PIMCO MuniGO Fund	9,724	2,431	12,155
PIMCO New York Municipal Bond Fund	70,075	17,519	87,594
PIMCO Real Return Fund	6,221,213	1,555,303	7,776,517
PIMCO RealEstateRealReturn Strategy Fund	54,282	13,570	67,852
PIMCO Real Income™ 2019 Fund	2,958	739	3,697
PIMCO Real Income™ 2029 Fund	272	68	340
PIMCO RealRetirement® 2010 Fund	1,436	359	1,795
PIMCO RealRetirement® 2020 Fund	1,668	417	2,085
PIMCO RealRetirement® 2030 Fund	807	202	1,009
PIMCO RealRetirement® 2040 Fund	291	73	364
PIMCO RealRetirement® 2050 Fund	121	30	152
PIMCO Short Duration Municipal Income Fund	305,788	76,447	382,235
PIMCO Short-Term Fund	2,501,763	625,441	3,127,204
PIMCO Small Cap StocksPLUS® TR Fund	19,072	4,768	23,840
PIMCO StocksPLUS® Fund	109,782	27,446	137,228
PIMCO StocksPLUS® Total Return Fund	60,246	15,061	75,307
PIMCO StocksPLUS® TR Short Strategy Fund	250,690	62,673	313,363
PIMCO Tax Managed Real Return Fund	510	128	638
PIMCO Total Return Fund	41,774,529	10,443,632	52,218,161
PIMCO Unconstrained Bond Fund	1,819,173	454,793	2,273,966
PIMCO Unconstrained Tax Managed Bond Fund	44,220	11,055	55,275
Payments Pursuant to Class B Plan

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid the Distributor an aggregate of $21,650,636, $24,580,016 and $32,129,755, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$1,501,064	$1,902,871	$2,518,291
PIMCO CommodityRealReturn Strategy Fund®	1,046,886	1,663,781	2,207,623
PIMCO Diversified Income Fund	265,179	321,622	499,433

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO Emerging Markets Bond Fund	420,962		485,634	656,655
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	116,374		157,690	231,125
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	41,881		52,664	60,581
PIMCO GNMA Fund	400,309		315,776	300,221
PIMCO High Yield Fund	1,572,432		1,985,219	3,452,101
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	36,096		55,825	136,844
PIMCO Long-Term U.S. Government Fund	220,423		277,955	333,907
PIMCO Low Duration Fund	976,981		1,313,491	1,827,692
PIMCO Money Market Fund	484,946	[1]	629,939	505,252
PIMCO Mortgage-Backed Securities Fund	105,801		127,391	162,450
PIMCO Municipal Bond Fund	126,244		186,500	269,175
PIMCO Real Return Fund	3,623,961		4,881,098	6,541,597
PIMCO RealEstateRealReturn Strategy Fund	29,195		51,180	95,951
PIMCO Short-Term Fund	78,874	[2]	84,158	117,887
PIMCO StocksPLUS® Fund	85,917		137,267	299,712
PIMCO StocksPLUS® Total Return Fund	70,229		110,613	198,141
PIMCO Total Return Fund	10,446,882		9,839,341	11,715,117

1     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $484,946 and the Fund’s net payment pursuant to the Class B Plan was $0.

2     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $1,689 and the Fund’s net payment pursuant to the Class B Plan was $77,185.

During the fiscal year ended March 31, 2010, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $17,320,509; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $4,330,127

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
PIMCO All Asset Fund	$1,239,456	$309,864	$1,549,320
PIMCO CommodityRealReturn Strategy Fund®	900,984	225,246	1,126,230
PIMCO Diversified Income Fund	223,243	55,811	279,054
PIMCO Emerging Markets Bond Fund	352,482	88,121	440,603
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	83,869	20,967	104,837
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	30,952	7,738	38,691
PIMCO GNMA Fund	309,520	77,380	386,900
PIMCO High Yield Fund	1,254,580	313,645	1,568,225
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	31,388	7,847	39,235
PIMCO Long-Term U.S. Government Fund	147,697	36,924	184,621
PIMCO Low Duration Fund	713,818	178,455	892,273
PIMCO Money Market Fund	290,199	72,550	362,749
PIMCO Mortgage-Backed Securities Fund	81,316	20,329	101,645
PIMCO Municipal Bond Fund	90,443	22,611	113,054
PIMCO RealEstateRealReturn Strategy Fund	29,180	7,295	36,475
PIMCO Real Return Fund	2,779,126	694,781	3,473,907
PIMCO Short-Term Fund	43,639	10,910	54,549
PIMCO StocksPLUS® Fund	76,066	19,016	95,082
PIMCO StocksPLUS® Total Return Fund	56,499	14,125	70,624
PIMCO Total Return Fund	8,586,051	2,146,513	10,732,563

Payments Pursuant to Class C Plan

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid the Distributor an aggregate of $140,828,736, $83,280,921 and $76,939,568, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$9,676,564		$10,854,734	$12,226,479
PIMCO All Asset All Authority Fund	3,931,302		2,190,212	1,341,965
PIMCO California Intermediate Municipal Bond Fund	611
PIMCO California Short Duration Municipal Income Fund	926
PIMCO CommodityRealReturn Strategy Fund®	6,408,348		7,962,602	10,027,919
PIMCO Developing Local Markets Fund	838,781		1,261,018	805,729
PIMCO Diversified Income Fund	807,594		792,107	1,161,232
PIMCO Emerging Local Bond Fund	138,065		49,797	12,825
PIMCO Emerging Markets Bond Fund	1,017,728		928,429	1,249,074
PIMCO Floating Income Fund	230,968		259,466	594,386
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	465,722		485,503	564,651
PIMCO Foreign Bond Fund (Unhedged)	709,804		789,084	916,138
PIMCO Fundamental Advantage Total Return Strategy Fund	14,999		1,377	N/A
PIMCO Fundamental IndexPLUS™ TR Fund	45,063		67,540	133,463
PIMCO Global Advantage Strategy Bond Fund	78,621		399	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	147,472		152,450	151,148
PIMCO Global Multi-Asset Fund	1,491,958		24,798	N/A
PIMCO GNMA Fund	2,043,538		674,745	317,587
PIMCO Government Money Market Fund	184	[1]	0	N/A
PIMCO High Yield Fund	4,351,545		3,914,125	5,710,350
PIMCO High Yield Municipal Bond Fund	362,356		238,263	109,408
PIMCO Income Fund	171,416		35,042	6,084
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	37,889		50,636	123,208
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,947		1,982	3,423
PIMCO Investment Grade Corporate Bond	2,585,759		262,197	75,054
PIMCO Long-Term U.S. Government Fund	507,191		551,175	428,349
PIMCO Low Duration Fund	3,894,622		2,788,586	2,869,780
PIMCO Money Market Fund	86,598	[2]	98,806	61,673
PIMCO Mortgage-Backed Securities Fund	493,536		301,357	277,678
PIMCO Municipal Bond Fund	467,518		410,445	474,908
PIMCO MuniGO Fund	3,216	[3]	N/A	N/A
PIMCO New York Municipal Bond Fund	1,602		0	0
PIMCO Real Income™ 2019 Fund	529
PIMCO Real Income™ 2029 Fund	37
PIMCO Real Return Fund	14,821,455		11,780,115	10,363,003
PIMCO RealEstateRealReturn Strategy Fund	75,700		105,515	174,871
PIMCO RealRetirement® 2010 Fund	2,295		339	N/A
PIMCO RealRetirement® 2020 Fund	2,456
PIMCO RealRetirement® 2030 Fund	3,339
PIMCO RealRetirement® 2040 Fund	179
PIMCO RealRetirement® 2050 Fund	547
PIMCO Short Duration Municipal Income Fund	124,165		107,922	120,635
PIMCO Short-Term Fund	1,215,013		575,076	594,837
PIMCO Small Cap StocksPLUS® TR Fund	8,983		5,711	3,758

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO StocksPLUS® Fund	292,278	399,718	681,665
PIMCO StocksPLUS® Total Return Fund	82,416	122,322	222,212
PIMCO StocksPLUS® TR Short Strategy Fund	144,127	56,051	7,396
PIMCO Tax Managed Real Return Fund	185
PIMCO Total Return Fund	81,024,461	34,898,902	24,644,351
PIMCO Unconstrained Bond Fund	1,984,437	82,293	N/A
PIMCO Unconstrained Tax Managed Bond Fund	29,693	81	N/A

1     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $184 and the Fund’s net payment pursuant to the Class C Plan was $0.

2     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $86,598 and the Fund’s net payment pursuant to the Class C Plan was $0.

3     For the fiscal year ended March 31, 2010, the Distributor waived or reimbursed $1 and the Fund’s net payment pursuant to the Class C Plan was $3,215.

During the fiscal year ended March 31, 2010, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $112,662,989; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $28,165,747.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total

PIMCO All Asset Fund	$6,007,987	$1,501,997	$7,509,984
PIMCO All Asset All Authority Fund	3,285,463	821,366	4,106,829
PIMCO California Intermediate Municipal Bond Fund	2,304	576	2,880
PIMCO California Short Duration Municipal Income Fund	3,480	870	4,350
PIMCO CommodityRealReturn Strategy Fund®	4,247,968	1,061,992	5,309,960
PIMCO Developing Local Markets Fund	511,682	127,920	639,602
PIMCO Diversified Income Fund	554,674	138,668	693,342
PIMCO Emerging Local Bond Fund	171,217	42,804	214,021
PIMCO Emerging Markets Bond Fund	740,118	185,029	925,147
PIMCO Floating Income Fund	339,299	84,825	424,124
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	302,369	75,592	377,962
PIMCO Foreign Bond Fund (Unhedged)	468,055	117,014	585,068
PIMCO Fundamental Advantage Total Return Strategy	27,687	6,922	34,609
PIMCO Fundamental IndexPLUS™ TR Fund	36,629	9,157	45,786
PIMCO Global Advantage Strategy Bond Fund	109,203	27,301	136,503
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	95,428	23,857	119,286
PIMCO Global Multi-Asset Fund	1,865,959	466,490	2,332,449
PIMCO GNMA Fund	1,390,709	347,677	1,738,387
PIMCO Government Money Market Fund	2,330	583	2,913
PIMCO High Yield Fund	2,857,787	714,447	3,572,234
PIMCO High Yield Municipal Bond Fund	245,705	61,426	307,131
PIMCO Income Fund	204,399	51,100	255,499
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	27,826	6,956	34,782
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,062	1,015	5,077
PIMCO Investment Grade Corporate Bond	1,971,485	492,871	2,464,356
PIMCO Long-Term U.S. Government Fund	256,476	64,119	320,595
PIMCO Low Duration Fund	4,712,546	1,178,137	5,890,683

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
PIMCO Money Market Fund	355,854	88,963	444,817
PIMCO Mortgage-Backed Securities Fund	274,593	68,648	343,242
PIMCO Municipal Bond Fund	365,745	91,436	457,182
PIMCO MuniGO Fund	8,306	2,077	10,383
PIMCO New York Municipal Bond Fund	5,527	1,382	6,909
PIMCO RealEstateRealReturn Strategy Fund	63,228	15,807	79,035
PIMCO Real Income™ 2019 Fund	6,054	1,513	7,567
PIMCO Real Income™ 2029 Fund	229	57	287
PIMCO Real Return Fund	13,467,918	3,366,979	16,834,897
PIMCO RealRetirement® 2010 Fund	1,759	440	2,199
PIMCO RealRetirement® 2020 Fund	2,764	691	3,454
PIMCO RealRetirement® 2030 Fund	4,628	1,157	5,785
PIMCO RealRetirement® 2040 Fund	163	41	204
PIMCO RealRetirement® 2050 Fund	727	182	909
PIMCO Short Duration Municipal Income Fund	140,484	35,121	175,606
PIMCO Short-Term Fund	1,685,881	421,470	2,107,352
PIMCO Small Cap StocksPLUS® TR	8,919	2,230	11,149
PIMCO StocksPLUS® Fund	243,615	60,904	304,519
PIMCO StocksPLUS® Total Return Fund	52,475	13,119	65,593
PIMCO StocksPLUS® TR Short Strategy	128,012	32,003	160,015
PIMCO Tax Managed Real Return Fund	1,466	366	1,832
PIMCO Total Return Fund	62,637,322	15,659,330	78,296,652
PIMCO Unconstrained Bond Fund	2,709,472	677,368	3,386,840
PIMCO Unconstrained Tax Managed Bond Fund	54,999	13,750	68,749

Payments Pursuant to Class R Plan

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid the Distributor an aggregate of $9,033,829, $4,741,843 and $2,483,387, respectively, pursuant to the Distribution and Servicing Plan for Class R shares, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$24,557	$5,822	$1,130
PIMCO CommodityRealReturn Strategy Fund®	2	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	42,155	48,589	23,131
PIMCO Global Advantage Strategy Bond Fund	310	16	N/A
PIMCO Global Multi-Asset Fund	1,953	194	N/A
PIMCO High Yield Fund	117,941	76,409	81,760
PIMCO Income Fund	177	77	51
PIMCO Low Duration Fund	151,783	187,884	41,924
PIMCO Real Return Fund	981,710	625,405	348,128
PIMCO RealRetirement® 2010 Fund	467	38	N/A
PIMCO RealRetirement® 2020 Fund	1,420	29	N/A
PIMCO RealRetirement® 2030 Fund	470	28	N/A
PIMCO RealRetirement® 2040 Fund	995	27	N/A
PIMCO RealRetirement® 2050 Fund	98	33	N/A
PIMCO Short-Term Fund	22,195	12,218	3,848
PIMCO StocksPLUS® Fund	9,302	9,428	13,701
PIMCO Total Return Fund	7,632,965	3,764,738	1,969,713
PIMCO Unconstrained Bond Fund	45,330	10,908	N/A

During the fiscal year ended March 31, 2010, the amounts collected pursuant to the Distribution and Servicing Plan for Class R shares were used as follows: sales commissions and other compensation to sales personnel, $7,227,064; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,806,766.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each operational Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
PIMCO All Asset Fund	$31,315	$7,829	$39,143
PIMCO CommodityRealReturn Strategy Fund®	30	8	38
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	34,052	8,513	42,565
PIMCO Global Advantage Strategy Bond Fund	1,324	331	1,656
PIMCO Global Multi-Asset Fund	3,278	820	4,098
PIMCO High Yield Fund	93,468	23,367	116,835
PIMCO Income Fund	202	50	252
PIMCO Low Duration Fund	117,987	29,497	147,484
PIMCO Real Return Fund	769,158	192,290	961,448
PIMCO RealRetirement® 2010 Fund	349	87	436
PIMCO RealRetirement® 2020 Fund	1,407	352	1,758
PIMCO RealRetirement® 2030 Fund	565	141	706
PIMCO RealRetirement® 2040 Fund	947	237	1,184
PIMCO RealRetirement® 2050 Fund	80	20	100
PIMCO Short-Term Fund	23,192	5,798	28,990
PIMCO StocksPLUS® Fund	6,804	1,701	8,504
PIMCO Total Return Fund	6,129,237	1,532,309	7,661,546
PIMCO Unconstrained Bond Fund	13,671	3,418	17,088

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and Class R shareholder accounts, may exceed (or be less than) the distribution and/or servicing fees collected by the Distributor. As of March 31, 2010, such expenses were approximately $(1,357,000) in excess of payments under the Class A Plan, $16,556,000 in excess of payments under the Class B Plan, $73,719,000 in excess of payments under the Class C Plan and $1,814,000 in excess of payments under the Class R Plan.

The allocation of such excess (on a pro rata basis) among the operational Funds listed below as of March 31, 2010 was as follows:

Fund	Class A	Class B	Class C	Class R
PIMCO All Asset Fund	$(35,965)	$1,184,747	$3,931,218	$7,860
PIMCO All Asset All Authority Fund	(26,927)		2,149,784
PIMCO California Intermediate Municipal Bond Fund	(980)		1,508
PIMCO California Short Duration Municipal Income Fund	(4,200)		2,277
PIMCO CommodityRealReturn Strategy Fund®	(53,487)	861,215	2,779,581	8
PIMCO Developing Local Markets Fund	(6,899)		334,810
PIMCO Diversified Income Fund	(3,976)	213,390	362,941
PIMCO Emerging Local Bond Fund	(4,388)		112,033
PIMCO Emerging Markets Bond Fund	(10,260)	336,924	484,283
PIMCO Floating Income Fund	(3,386)		222,014
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	(7,151)	80,167	197,850	8,547
PIMCO Foreign Bond Fund (Unhedged)	(8,443)		306,263
PIMCO Fundamental Advantage Total Return Strategy	(435)		18,117
PIMCO Fundamental IndexPLUS™ TR Fund	(474)		23,968
PIMCO Global Advantage Strategy Bond Fund	(2,270)		71,455	332
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	(885)	29,586	62,442
PIMCO Global Multi-Asset Fund	(16,402)		1,220,957	823
PIMCO GNMA Fund	(13,661)	295,858	909,986

Fund	Class A	Class B	Class C	Class R
PIMCO Government Money Market Fund	(6)		1,525
PIMCO High Yield Fund	(30,986)	1,199,204	1,869,942	23,461
PIMCO High Yield Municipal Bond Fund	(2,762)		160,773
PIMCO Income Fund	(1,146)		133,745	51
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(341)	30,002	18,207
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	(213)		2,658
PIMCO Investment Grade Corporate Bond Fund	(18,491)		1,290,006
PIMCO Long-Term U.S. Government Fund	(5,278)	141,178	167,821
PIMCO Low Duration Fund	(91,649)	682,311	3,083,570	29,615
PIMCO Money Market Fund	(4,606)	277,390	232,846	—
PIMCO Mortgage-Backed Securities Fund	(3,769)	77,727	179,675
PIMCO Municipal Bond Fund	(3,591)	86,451	239,319
PIMCO MuniGO Fund	(182)		5,435
PIMCO New York Municipal Bond Fund	(1,308)		3,617
PIMCO RealEstateRealReturn Strategy Fund	(1,013)	27,892	41,372
PIMCO Real Income™ 2019 Fund	(55)		3,961
PIMCO Real Income™ 2029 Fund	(5)		150
PIMCO Real Return Fund	(116,129)	2,656,458	8,812,490	193,059
PIMCO RealRetirement® 2010 Fund	(27)		1,151	87
PIMCO RealRetirement® 2020 Fund	(31)		1,808	353
PIMCO RealRetirement® 2030 Fund	(15)		3,028	142
PIMCO RealRetirement® 2040 Fund	(5)		107	238
PIMCO RealRetirement® 2050 Fund	(2)		476	20
PIMCO Short Duration Municipal Income Fund	(5,708)		91,923
PIMCO Short-Term Fund	(46,699)	41,713	1,103,126	5,821
PIMCO Small Cap StocksPLUS® TR Fund	(356)		5,836
PIMCO StocksPLUS® Fund	(2,049)	72,708	159,405	1,708
PIMCO StocksPLUS® Total Return Fund	(1,125)	54,005	34,336
PIMCO StocksPLUS® TR Short Strategy Fund	(4,680)		83,762
PIMCO Tax Managed Real Return Fund	(10)		959
PIMCO Total Return Fund	(779,787)	8,207,072	40,985,605	1,538,444
PIMCO Unconstrained Bond Fund	(33,958)		1,772,894	3,431
PIMCO Unconstrained Tax Managed Bond Fund	(815)		35,988

The allocation of such excess among the operational Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 2010 was as follows:

Fund	Class A	Class B	Class C	Class R
PIMCO All Asset Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO All Asset All Authority Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO California Intermediate Municipal Bond Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO California Short Duration Municipal Income Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO CommodityRealReturn Strategy Fund®	-0.00301%	0.84%	0.37%	0.076%
PIMCO Developing Local Markets Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Diversified Income Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Emerging Local Bond Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Emerging Markets Bond Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Floating Income Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Foreign Bond Fund (Unhedged)	-0.00301%	0.00%	0.37%	0.000%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	-0.00301%	0.84%	0.37%	0.076%
PIMCO Fundamental Advantage Total Return Strategy	-0.00301%	0.00%	0.37%	0.000%
PIMCO Fundamental IndexPLUS™ TR Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Global Advantage Strategy Bond Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	-0.00301%	0.84%	0.37%	0.000%
PIMCO Global Multi-Asset Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO GNMA Fund	-0.00301%	0.84%	0.37%	0.000%

Fund	Class A	Class B	Class C	Class R
PIMCO Government Money Market Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO High Yield Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO High Yield Municipal Bond Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Income Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	-0.00301%	0.84%	0.37%	0.000%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	-0.00301%	0.00%	0.37%	0.000%
PIMCO Investment Grade Corporate Bond Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Long-Term U.S. Government Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Low Duration Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO Money Market Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Mortgage-Backed Securities Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO MuniGO Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Municipal Bond Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO New York Municipal Bond Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO RealEstateRealReturn Strategy Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Real Income™ 2019 Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Real Income™ 2029 Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Real Return Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO RealRetirement® 2010 Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO RealRetirement® 2020 Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO RealRetirement® 2030 Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO RealRetirement® 2040 Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO RealRetirement® 2050 Fund	-0.00301%	0.00%	0.37%	0.076%
PIMCO Short Duration Municipal Income Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Short-Term Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO Small Cap StocksPLUS® TR Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO StocksPLUS® TR Short Strategy Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO StocksPLUS® Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO StocksPLUS® Total Return Fund	-0.00301%	0.84%	0.37%	0.000%
PIMCO Tax Managed Real Return Fund	-0.00301%	0.00%	0.37%	0.000%
PIMCO Total Return Fund	-0.00301%	0.84%	0.37%	0.076%
PIMCO Unconstrained Bond Fund	0.00000%	0.00%	0.00%	0.076%
PIMCO Unconstrained Tax Managed Bond Fund	-0.00301%	0.00%	0.37%	0.000%

Distribution Plan for Administrative Class Shares and Administrative Services Plan for Administrative Class Shares

The Trust has adopted an Administrative Services Plan and Administrative Distribution Plan with respect to the Administrative Class shares of each Fund (together, the “Administrative Class Plans”).

Under the terms of the Administrative Distribution Plan for Administrative Class shares, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in amounts up to 0.25% on an annual basis of the average daily net assets of the Fund’s Administrative Class shares, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan for Administrative Class shares, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in amounts up to 0.25% on an annual basis of the respective average daily net assets of the Fund’s Administrative Class shares, financial intermediaries that provide certain administrative services for Administrative Class shareholders of the Funds. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may not receive fees under both of the Administrative Class Plans with respect to the same assets of the Administrative Class shares. Fees paid pursuant to either of the Administrative Class Plans may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of FINRA. Each of the Administrative Class Plans have been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plans for Administrative Class shares that they will have with respect to the Administrative Distribution Plan for Administrative Class shares.

Each of the Administrative Class Plans provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plans without the approval of a majority of the outstanding voting securities of the Administrative Class and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each of the Administrative Class Plans provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. The Administrative Distribution Plan for Administrative Class shares further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

Each of the Administrative Class Plans provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each of the Administrative Class Plans provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to that Plan or any related agreement shall provide to the Trustees, and the Board of Trustees shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each of the Administrative Class Plans is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each of the Administrative Class Plans provides that expenses payable under the Administrative Class Plans may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of the Administrative Class shares may be used in any month to pay expenses under the Administrative Class Plans. Each of the Administrative Class Plans requires that the Administrative Class shares incur no interest or carrying charges.

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to the Administrative Class Plans will qualify as “service fees” and therefore will not be limited by FINRA rules which limit distribution fees. However, service fees are limited by FINRA rules that limit service fees to 0.25% of a Fund’s average annual net assets.

Payments Pursuant to the Administrative Class Plans

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid qualified service providers an aggregate amount of $87,114,055, $76,719,109 and $70,031,257, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds with operational Administrative Class shares listed below as follows:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$336,013	$336,636	$401,493
PIMCO California Intermediate Municipal Bond Fund	1	3,315	4,378
PIMCO CommodityRealReturn Strategy Fund®	2,291,038	2,389,560	2,544,781
PIMCO Convertible Fund	62,674	47,889	33
PIMCO Developing Local Markets Fund	8,700	39,287	19,239
PIMCO Diversified Income Fund	13,872	11,800	12,859
PIMCO Emerging Local Bond Fund	142,161	24,527	14,261

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO Emerging Markets Bond Fund	29,934		77,749	67,613
PIMCO Floating Income Fund	53		22	8,207
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	68,852		94,305	117,045
PIMCO Foreign Bond Fund (Unhedged)	336,605		1,943,917	1,850,392
PIMCO Fundamental IndexPLUS™ Fund	22		22	32
PIMCO Fundamental IndexPLUS™ TR Fund	25		23	32
PIMCO Global Bond Fund (Unhedged)	431,414		463,079	270,810
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	208		29	29
PIMCO High Yield Fund	1,633,235		1,860,446	2,118,163
PIMCO Income Fund	183		25	26
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	21		20	27
PIMCO Investment Grade Corporate Bond Fund	52,394		3,124	790
PIMCO Long-Term U.S. Government Fund	235,817		296,436	250,170
PIMCO Low Duration Fund	1,809,718		1,106,522	803,699
PIMCO Low Duration Fund II	10,815		2,460	2,014
PIMCO Low Duration Fund III	379		78	63
PIMCO Money Market Fund	54,621	[1]	15,856	12,201
PIMCO Mortgage-Backed Securities Fund	298,384		428,870	134,348
PIMCO Municipal Bond Fund	2,416		2,288	1,820
PIMCO Real Return Fund	2,297,689		2,010,760	1,323,877
PIMCO RealRetirement® 2010 Fund	24		17	N/A
PIMCO RealRetirement® 2020 Fund	170		16	N/A
PIMCO RealRetirement® 2030 Fund	23		16	N/A
PIMCO RealRetirement® 2040 Fund	23		15	N/A
PIMCO RealRetirement® 2050 Fund	23		15	N/A
PIMCO Short Duration Municipal Income Fund	14,069		35,931	341
PIMCO Short-Term Fund	5,575,461		4,138,244	4,052,863
PIMCO StocksPLUS® Fund	5,924		15,912	44,751
PIMCO Total Return Fund	71,065,774		61,126,175	55,715,690
PIMCO Total Return Fund II	212,211		177,793	215,033
PIMCO Total Return Fund III	123,111		65,929	44,177

The remaining Funds did not make payments under the Administrative Class Plans.

[1]	For the fiscal year ended March 31, 2010, the Distributor or its affiliates waived or reimbursed $51,684 and the Fund’s net payment pursuant to the Administrative Class Plans was $2,937.

Additional Information About Institutional Class, Administrative Class, Class M and Class P Shares

Institutional Class, Administrative Class, Class M and Class P shares of the Trust may be offered through brokers, other financial intermediaries and other entities, such as retirement or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. The Distributor, PIMCO and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional Class or Administrative Class shares through such service agents. Such services may include, but are not limited to, the following: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; providing periodic statements to certain plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to shareholder accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, PIMCO or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents also may independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

PIMCO and/or its affiliates make payments to selected service agents for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to shareholders holding Class P shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services; acting as the shareholder of record and nominee for holders of Class P shares; maintaining records of and receiving, aggregating and processing shareholder purchases and redemptions; communicating periodically with shareholders; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; providing periodic statements to certain plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to shareholder accounts; assisting in the establishment and maintenance of shareholder accounts; capturing and processing tax data; providing sub-accounting services; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, PIMCO or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm. PIMCO currently estimates that it and/or its affiliates will pay up to 0.10% per annum of the value of Class P share assets in the relevant accounts out of PIMCO’s and/or its affiliates’ resources, including the Class P supervisory and administrative fees paid to PIMCO under the Trust’s Supervision and Administration Agreement, to service agents for providing the services described above. Payments described above may be material to service agents relative to other compensation paid by the Funds and/or PIMCO and/or its affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees paid to such service agents. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.

With respect to Class M shares, PIMCO and/or its affiliates may make payments to selected service agents for providing sub-accounting, administrative and/or shareholder processing services that are in addition to the supervisory and administrative fees paid by the Funds. The actual services provided, and the payments made for such services, vary from firm to firm. PIMCO and/or its affiliates will pay an amount that may be based on a fixed dollar amount, the number of customer accounts maintained by the institution, or a percentage of the value of shares sold to, or held by, customers of the service agent out of PIMCO’s and/or its affiliates’ resources, including the Class M supervisory and administrative fees paid to PIMCO under the Trust’s Supervision and Administration Agreement, to service agents for providing the services described above. Payments described above may be material to service agents relative to other compensation paid by the Funds and/or PIMCO and/or its affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees paid to such service agents. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. PIMCO and/or its affiliates do not audit the service agents to determine whether such agents are providing the services for which they are receiving such payments.

In addition, PIMCO and its affiliates also may make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional Class, Administrative Class, Class M or Class P shares of the Funds. The payments described in this section may be significant to the payors and the payees.

Plan for Class D Shares

As described under “Management of the Trust—Administrator,” the Funds’ Supervision and Administration Agreement includes a plan adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares (the “Class D Plan”).

Specifically, the Supervision and Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors (“Service Organizations”)) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations (“Special Class D Services”): (i) facilities for placing orders directly for the purchase of a Fund’s shares and tendering a Fund’s Class D shares for redemption; (ii) advertising with respect to a Fund’s Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for Prospectuses and statements of additional information; (vi) preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor. A financial intermediary may be paid for its services directly or indirectly by the Funds, PIMCO, the Distributor or their affiliates in amounts normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to its Class D shares and purchased through such financial intermediary for its clients. The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Supervision and Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Supervision and Administration Agreement includes the Class D Plan to account for this possibility. The Supervision and Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator’s and the Distributor’s expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares. In addition to the other payments described in this paragraph, the Distributor, PIMCO and their affiliates also may make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class D shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

With respect to the Class D Plan, the Supervision and Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D supervisory and administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

Rules of FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules which limit distribution fees. However, service fees are limited by FINRA rules that limit service fees to 0.25% of a Fund’s average annual net assets.

Payments Pursuant to Class D Plan

For the fiscal year ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid $47,066,396, $28,929,423 and $21,808,998, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/10		Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	$660,914		$698,479	$792,642
PIMCO All Asset All Authority Fund	352,659		120,159	39,485
PIMCO California Intermediate Municipal Bond Fund	10,150		6,141	5,322
PIMCO California Short Duration Municipal Income Fund	18,655		7,181	377
PIMCO CommodityRealReturn Strategy Fund®	1,706,298		2,222,379	2,594,803
PIMCO Developing Local Markets Fund	588,353		1,140,668	1,072,562
PIMCO Diversified Income Fund	71,895		61,175	75,751
PIMCO Emerging Local Bond Fund	478,863		21,207	8,288
PIMCO Emerging Markets Bond Fund	467,240		377,069	460,647
PIMCO Floating Income Fund	72,546		70,881	276,167
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	346,882		349,436	412,692
PIMCO Foreign Bond Fund (Unhedged)	532,567		371,741	357,039
PIMCO Fundamental Advantage Total Return Strategy Fund	11,186		101	N/A
PIMCO Fundamental IndexPLUS™ Fund	52		72	26
PIMCO Fundamental IndexPLUS™ TR Fund	6,779		18,279	25,579
PIMCO Global Advantage Strategy Bond Fund	75,416		57	N/A
PIMCO Global Bond Fund (Unhedged)	9,685		567	N/A
PIMCO Global Multi-Asset Fund	168,831		6,138	N/A
PIMCO GNMA Fund	408,152		210,478	39,620
PIMCO High Yield Fund	1,547,066		1,059,798	992,226
PIMCO High Yield Municipal Bond Fund	67,350		32,564	16,135
PIMCO Income Fund	19,126		5,163	729
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	88,479		14,054	38,567
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	2,763		2,931	1,425
PIMCO Investment Grade Corporate Bond Fund	657,569		133,278	9,351
PIMCO Low Duration Fund	1,992,209		1,263,989	1,053,192
PIMCO Mortgage-Backed Securities Fund	451,416		437,266	334,557
PIMCO Municipal Bond Fund	51,525		95,345	114,259
PIMCO MuniGO Fund	2,275	[1]	0	0
PIMCO New York Municipal Bond Fund	66,506		59,787	33,858
PIMCO Real Income™ 2019 Fund	42		N/A	N/A
PIMCO Real Income™ 2029 Fund	23		N/A	N/A
PIMCO Real Return Fund	3,021,318		2,655,578	2,148,883
PIMCO RealEstateRealReturn Strategy Fund	19,118		51,192	14,915
PIMCO RealRetirement® 2010 Fund	264		31	N/A
PIMCO RealRetirement® 2020 Fund	966		94	N/A
PIMCO RealRetirement® 2030 Fund	659		32	N/A
PIMCO RealRetirement® 2040 Fund	455		21	N/A
PIMCO RealRetirement® 2050 Fund	181		22	N/A
PIMCO Short Duration Municipal Income Fund	33,958		63,447	73,983
PIMCO Short-Term Fund	830,612		215,206	167,817
PIMCO Small Cap StocksPLUS® TR Fund	1,442		313	821
PIMCO StocksPLUS® Fund	12,421		10,763	17,827
PIMCO StocksPLUS® Total Return Fund	22,974		15,157	12,388
PIMCO StocksPLUS® TR Short Strategy Fund	147,835		71,281	3,991
PIMCO Tax Managed Real Return Fund	436		N/A	N/A
PIMCO Total Return Fund	31,024,371		16,971,489	10,613,079
PIMCO Unconstrained Bond Fund	1,001,309		88,345	N/A
PIMCO Unconstrained Tax Managed Bond Fund	14,604		69	N/A

1 For the fiscal year ended March 31, 2010, the Distributor or its affiliates waived or reimbursed $17 and the Fund’s net payment pursuant to the Class D Plan was $2,258.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of Class A, Class B, Class C and Class R shares are discussed in the applicable Prospectuses under the “How to Buy and Sell Shares” section, and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional Class, Class M, Class P, Administrative Class and Class D shares are discussed in the applicable Prospectuses under the “Purchases, Redemptions and Exchanges” section, and that information is incorporated herein by reference.

Certain managed account clients of PIMCO may purchase shares of the Trust. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the management fees and expenses paid indirectly through a client’s investment in the Trust.

Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

The minimum initial investment for shares of the Institutional Class, Class M, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates. The minimum initial investment for single defined contribution plans is $100,000, except that the minimum investment may be waived or reduced for a plan that has 250 eligible participants or is associated with an existing plan. The investment minimum for shareholders with existing accounts is $200,000, provided that the current market value of the account is at least $1,000,000. For omnibus accounts, all minimums stated above apply at the omnibus level and not at the underlying investor level.

The minimum initial investment in Class D shares of any Fund is $1,000, with a minimum subsequent investment of $50 per Fund. The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion.

To obtain more information about exceptions to the minimum initial investment for Institutional Class, Class M, Class P, and Administrative Class shares, please call the Trust at 1-800-927-4648. To obtain more information about exceptions to the minimum initial investment for Class A, B, C, D, and R shares, please call the Distributor at 1-800-426-0107.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described in the Class A, B, C and R Prospectuses under the caption “Exchanging Shares,” and in the Institutional Class, Class M, Class P, Administrative Class and Class D Prospectuses under the caption “Exchange Privilege,” a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds, or any series of Allianz Funds Multi-Strategy Trust that is available for investment, each on the basis of their respective net asset values. A shareholder may also exchange Class M shares of any Fund for Institutional Class shares of any other Fund of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds, or any series of Allianz Funds Multi-Strategy Trust that is available for investment. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Adviser and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the applicable Prospectus.

Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the applicable Prospectus(es) (including the imposition or waiver of any sales charge (load) or contingent deferred sales charge (“CDSC”)), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the applicable Prospectus(es). Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs, and no redemption fee will apply to intra-Fund exchanges. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A shares will be subject to a Class A sales charge unless otherwise noted below, and intra-Fund exchanges out of Class A, Class B or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class B shares are exchanged for Class A shares, a Class A sales charge will not apply but a shareholder will be responsible for paying any applicable CDSCs attributable to those Class B shares. If Class C shares are exchanged for Class A shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-Fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an intra-Fund exchange.

For each Fund (except for PIMCO Government Money Market and PIMCO Treasury Money Market Funds), orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange (“NYSE”) on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day.

For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, orders for exchanges accepted prior to 5:30 p.m., Eastern time, (or an earlier cut-off time if the Fund closes early (the “cut-off time”)) on any day that the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time. Orders for exchanges received after the cut-off time on any day that the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time, the next day the PIMCO Government Money Market and PIMCO Treasury Money Market Funds are open for business. Requests to exchange shares of the PIMCO Government Money Market and PIMCO Treasury Money Market Funds for shares of other Funds of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds, or any series of Allianz Funds Multi- Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s net asset value for those funds.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds’ portfolios.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and Statement of Additional Information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus and in “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R shares,” below. The Trust’s Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares

How to Buy Shares—Class A, Class B, Class C and Class R Shares. Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trust’s principal underwriter, the Distributor and through other firms that have dealer agreements with the Distributor (“participating brokers”) or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”), a subsidiary of Allianz and the investment adviser and administrator to Allianz Funds and the investment manager to Allianz Funds Multi-Strategy Trust.

Purchases Through Your Financial Advisor. You may purchase Class A, Class B or Class C shares through a financial advisor.

Purchases By Mail. Investors who wish to invest in Class A, Class B or Class C shares by mail may send a completed application form along with a check payable to PIMCO Family of Funds, to:

Regular Mail:

PIMCO Funds

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

PIMCO Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments because it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases resulting from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Fund Distributions” in the applicable Fund’s Prospectus. Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Purchases By Telephone. You may elect to purchase shares after enrolling in Fund Link (see “Allianz Funds and PIMCO Funds Fund Link” below). You can purchase fund shares over the phone. To initiate such purchases, call 1-800-426-0107.

Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs (except through omnibus accounts), SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Subsequent Purchases of Shares—Class A, Class B and Class C Shares. Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, tax-qualified programs and the Allianz Funds and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $50. All payments should be made payable to PIMCO Family of Funds and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchases By Mail.”

Unavailable or Restricted Funds. Certain Funds and/or share classes are not currently offered to the public as of the date of this Statement of Additional Information. Please see the applicable Prospectuses for details.

Additional Information About Purchasing Shares—Class A, Class B and Class C Shares. Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order plus a sales charge, which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset-based sales charge in the case of Class C shares (the “asset-based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a CDSC. See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders (except purchase orders for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, which are discussed below) received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with the Adviser or the Distributor will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such offering price determination and best efforts are made to transmit the order to the Distributor or the Transfer agent so that it is received by 9:00 a.m., Eastern time, but no later than 9:30 a.m., Eastern time, on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Purchase orders for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds received by either Fund or its designee prior to 5:30 p.m., Eastern time (or an earlier time if a Fund closes early) on a day such Fund is open for business, will be processed at that day’s net asset value. Orders received by the Distributor from financial service firms after 5:30 p.m., Eastern time, will be processed at that day’s net asset value if the orders were received by the firm from its customer prior to 5:30 p.m., Eastern time and were transmitted to and received by the Distributor prior to such time as agreed upon by the Distributor and firm. The PIMCO Government Money Market and PIMCO Treasury Money Market Funds are “open for business” on each day the New York Stock Exchange and Federal Reserve are open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to close if the primary trading markets of a Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. On any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early, the PIMCO Government Money Market or PIMCO Treasury Money Market Fund may close trading early. Purchase orders for PIMCO Government Money Market and PIMCO Treasury Money Market Fund shares will be accepted only on days on which a Fund is open for business. If a purchase order is received by the Distributor on a day when the Fund is not open for business, it will be processed on the next succeeding day a Fund is open for business (according to the succeeding day’s net asset value).

Minimum Purchase Amounts. Except for purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued except, and to the extent, provided in the applicable prospectus.

Tax-Qualified Specified Benefit and Other Plans. The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code. The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

For purposes of this section, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.

Allianz Funds and PIMCO Funds Auto-Invest. The Allianz Funds and PIMCO Funds Auto-Invest plan provides for periodic investments into a shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds and PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Funds and PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of the Allianz Funds and PIMCO Funds Auto-Invest plan may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments. Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Uniform Gifts to Minors Act Investments. For investments pursuant to the Uniform Gifts to Minors Act, the minimum initial investment in Class A, Class B and Class C shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund.

Allianz Funds and PIMCO Funds Auto-Exchange. The Allianz Funds and PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the Allianz Funds and PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application, which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Funds and PIMCO Funds Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Funds and PIMCO Funds Fund Link. Allianz Funds and PIMCO Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by Boston Financial Data Services, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, before 5:30 p.m., Eastern time on each day the New York Stock Exchange and Federal Reserve are open for business). If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee. When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented prospectus. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes. Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

Regular Mail:

PIMCO Funds

P.O. Box 8050

Boston, MA 02266-8050

Overnight Mail:

PIMCO Funds

c/o Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Minimum Account Size—Class A, Class B and Class C Shares. Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in series of the Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds exceeds $50,000.

Transfer on Death Registration. The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Summary of Minimum Investments and Account Size. The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size

Regular/General Retail Accounts	$1,000 per Fund	$50 per Fund	$1,000

IRA	$1,000 per Fund	$50 per Fund	$1,000

Roth IRA	$1,000 per Fund	$50 per Fund	$1,000

UTMA	$1,000 per Fund	$50 per Fund	$1,000

UGMA	$1,000 per Fund	$50 per Fund	$1,000

Auto-Invest	$1,000 per Fund	$50 per Fund	$1,000

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment	Minimum Account Size

Auto-Exchange	$1,000 per Fund	$50 per Fund	$1,000

SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$0	$50

SEP IRA established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000

SIMPLE IRA*	$50 per Fund/per participant	$0	$50

SAR-SEP IRA*	$50 per Fund/per participant	$0	$50

403(b)(7) custodial account plan established on or before March 31, 2004	$50 per Fund/per participant	$0	$50

403(b)(7) custodial account plan established after March 31, 2004	$1,000 per Fund/per participant	$0	$1,000

Plan Investors held through omnibus accounts-
Plan Level	$0	$0	$0
Participant Level	$0	$0	$0

Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50 per Fund	$0	$50

Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000 per Fund	$0	$1,000

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements. The Funds offer investors up to four classes of shares (Class A, Class B, Class C and Class R) in the applicable Fund’s Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to five additional classes of shares in the United States: Class D, Class M, Class P, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Class M shares are offered through certain brokers and financial intermediaries that have established a shareholder servicing relationship with the Trust. Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class D, Class M, Class P,

Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Class M, Class P, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. To obtain more information about the other classes of shares, please call the Trust at 1-800-927-4648 (for Institutional Class, Administrative Class, and Class P shares) or the Distributor at 1-800-426-0107 (for Class D shares).

The alternative purchase arrangements described in this Statement of Additional Information are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset-based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or a CDSC. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time, as described in each Fund’s prospectus. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by Plan Investors or by SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts. Traditional and Roth IRAs may invest in Class B shares.

Class B shares of the PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO Real Return, PIMCO Short-Term and PIMCO StocksPLUS® Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO Real Return, PIMCO Short-Term or PIMCO StocksPLUS® Funds at the close of business on September 30, 2004. If a shareholder redeems all Class B shares of the PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO Real Return, PIMCO Short-Term and PIMCO StocksPLUS® Funds in the shareholder’s account, the shareholder cannot purchase new Class B shares thereafter (although Class B shares of these Funds may still be acquired through exchange). The Funds may waive this restriction for certain specified benefit plans that were invested in Class B shares of the PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO Real Return, PIMCO Short-Term or PIMCO StocksPLUS® Funds at the close of business on September 30, 2004.

Class C. Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year. Class C shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to a CDSC. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset-Based Sales Charge Alternative—Class C Shares” below.

Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan that intends to invest retirement plan assets held through omnibus accounts and does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds). If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 ($249,999 for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the prospectuses.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account that (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or PIMCO;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Internal Revenue Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(ii) involuntary redemptions caused by operation of law;

(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(v) up to 10% per year of the value of a Fund account that (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers. Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•

A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•

A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•

A redemption by a holder of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds purchased through a dealer that sold $250,000 or more of Class A shares of the Funds.

Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO CommoditiesPLUS Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealRetirement® 2010, PIMCO RealRetirement® 2020, PIMCO RealRetirement® 2030, PIMCO RealRetirement® 2040 and PIMCO RealRetirement® 2050 Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price*
$0 - $49,999	5.82%	5.50%	4.75%
$50,000 - $99,999	4.71%	4.50%	4.00%
$100,000 - 249,999	3.63%	3.50%	3.00%
$250,000 - $499,999	2.56%	2.50%	2.00%
$500,000 - $999,999	2.04%	2.00%	1.75%
$1,000,000 +	0.00%(1)	0.00%(1)	0.00%(2)

PIMCO All Asset, PIMCO California Intermediate Municipal Bond, PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS TR, PIMCO Global Advantage Strategy Bond, PIMCO Global Bond (U.S. Dollar-

Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO High Yield Municipal Bond, PIMCO Income, PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO Mortgage-Backed Securities, PIMCO Municipal Bond, PIMCO MuniGO, PIMCO New York Municipal Bond, PIMCO Real IncomeTM 2019, PIMCO Real IncomeTM 2029, PIMCO Real Return, PIMCO Senior Floating Rate, PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO StocksPLUS® TR Short Strategy, PIMCO Tax Managed Real Return, PIMCO Total Return, PIMCO Unconstrained Bond and PIMCO Unconstrained Tax Managed Bond Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price*
$0 - $99,999	3.90%	3.75%	3.25%
$100,000 - $249,999	3.36%	3.25%	2.75%
$250,000 - $499,999	2.30%	2.25%	2.00%
$500,000 - $999,999	1.78%	1.75%	1.50%
$1,000,000+	0.00%(1)	0.00%(1)	0.00%(3)

PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price	Discount or Commission to dealers as % of Public Offering Price*
$0 - $99,999	2.30%	2.25%	2.00%
$100,000 - $249,999	1.27%	1.25%	1.00%
$250,000+	0.00%(1)	0.00%(1)	0.00%(4)

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1.

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds and 0.75% in the case of the PIMCO Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

2.

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 1.00% of the first $2,000,000, 0.75% of amounts from $2,000,001 to $5,000,000, and 0.50% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

3.

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following schedule: 0.75% of the first $2,000,000 and 0.50% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

4.

(A) The Distributor will pay a commission to dealers that sell $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the PIMCO Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) or 0.50% of the public offering price (for purchases of the PIMCO Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund (other than the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) that offers Class A shares.

The	term “Qualifying Investor” refers to:

(i)

an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii)	an employee benefit plan of a single employer.

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration Fund, PIMCO Short Term Fund, and PIMCO Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds (which does not include the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) under a single Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If an investor wishes to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application. A current Class A shareholder desiring to do so may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Fund Shares are Priced” in the applicable Fund’s prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of any of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Funds Multi-Strategy Trust, Allianz, Allianz Global Fund Management, PIMCO or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, PIMCO or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or PIMCO with respect to such purchases (including provisions related to minimum levels of investment in a Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or PIMCO has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or PIMCO or (b) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trust, PIMCO Equity Series, Allianz Funds, Allianz Funds Multi-Strategy Trust, the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO Low Duration, PIMCO Money Market, PIMCO Short Duration Municipal Income, PIMCO Short-Term and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the PIMCO Low Duration Fund) or 0.50% (for the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Deferred Sales Charge Alternative – Class B Shares. Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased After December 31, 2001. A CDSC may be imposed on Class A, Class B or Class C shares under certain circumstances. A CDSC is imposed on shares redeemed within a certain number of years after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor purchased the shares being redeemed. See the Fund’s prospectus for information about any applicable CDSCs.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. See each Fund’s prospectus for information about the conversion of Class B shares to Class A shares. The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased before December 31, 2001 differs from that described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.” A CDSC will be imposed on Class B shares if an investor redeems an amount that causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. It is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described above.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example, Class B shares of the Trust received in an exchange for Class B shares of Allianz Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased after December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset-Based Sales Charge Alternative – Class C Shares. Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to a CDSC as described in each Fund’s prospectus.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.” Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares of a Fund. The Distributor does not expect to make any payment for sales of Class C shares or services rendered for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers, as follows:

Fund*	Annual Service Fee**	Annual Distribution Fee**	Total
PIMCO CommoditiesPLUSTM Short Strategy, PIMCO CommoditiesPLUSTM Strategy, PIMCO Commodity RealReturn Strategy and PIMCO RealEstateRealReturn Strategy Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%
PIMCO Municipal Bond, PIMCO MuniGO, PIMCO Real Income 2019TM, PIMCO Real Income 2029TM, PIMCO Real Return, PIMCO StocksPLUS® and PIMCO Tax Managed Real Return Funds	0.25%	0.45%	0.70%
PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds	0.25%	0.25%	0.50%
PIMCO Government Money Market and PIMCO Money Market Funds	0.10%	0.00%	0.10%

* Applies only to those Funds that commenced operations before March 15, 2011. For Funds that commenced operations on or after March 15, 2011, the Distributor may make annual payments to participating brokers with respect to such Funds’ Class C shares up to a maximum of 1.00%, subject to (i) a separate agreement with the broker for payment of a different amount or (ii) such different amount as disclosed in this Statement of Additional Information from time to time.

** Paid with respect to shares outstanding for one year or more (or shorter period if the Distributor has an agreement with the broker to that effect) so long as the shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares. Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.

Information For All Share Classes. Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Exchange Privilege—Class A, Class B, Class C and Class R Shares. Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Fund’s prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” below), except that a sales charge will apply on exchanges of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and

PIMCO Treasury Money Market Funds may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trust’s Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, Boston Financial Data Services, Inc., at PIMCO Funds, P.O. Box 8050, Boston, MA 02266-8050 or by use of forms that are available from the Distributor. A signature guarantee is required. See “Signature Guarantee.” Telephone exchanges, for all Funds except the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, orders for exchanges accepted prior to 5:00 p.m., Eastern time, (or an earlier cut-off time if the Funds close early) on a day that the New York Stock Exchange and Federal Reserve are open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class A shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Funds and PIMCO Funds Auto-Exchange plan, which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds and PIMCO Funds Auto-Exchange” above.

Redemptions of Class A, Class B, Class C and Class R Shares. Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds and PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC, a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through a broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption. A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests. To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, Boston Financial Data Services, Inc., at PIMCO Funds, P.O. Box 8050, Boston, MA 02266-8050:

(1)

a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)

for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)

any additional documents that may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the

Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions. Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the applicable Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the New York Stock Exchange and Federal Reserve are open for business). If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions. If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the New York Stock Exchange and Federal Reserve are open for business) will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, after 5:30 p.m., Eastern time on a day the New York Stock Exchange and Federal Reserve are open for business), the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “Signature Guarantee.” See “Allianz Funds and PIMCO Funds Fund Link” for information on establishing the Fund Link privilege. The Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Allianz Funds and PIMCO Funds Automated Telephone System. Allianz Funds and PIMCO Funds Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the Allianz Funds and PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another Allianz Funds or PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details. Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC or Redemption Fee, if applicable). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Trust for up to seven days if the Distributor deems it appropriate under then current market and other conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. The Trust does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds, P.O. Box 8050, Boston, MA 02266-8050. See “Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares. The Trust no longer issues share certificates. To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” above. Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan. An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal

Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges” above.

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemption Fees. As set forth in the relevant Prospectuses, investors in shares of the PIMCO Senior Floating Rate Fund are subject to a redemption fee, equal to 1.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges), on redemptions and exchanges made by the investor within 60 calendar days after the shares’ acquisition (whether by purchase or exchange) (the “Redemption Fee”). A new holding period begins on the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). Redemption Fees are not currently imposed on redemptions and exchanges of the other Funds of the Trust.

When calculating the Redemption Fee, shares that are not subject to a Redemption Fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fulfill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the PIMCO Senior Floating Rate Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the PIMCO Senior Floating Rate Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 60-day time period begins with the day following each acquisition of shares through a purchase or exchange (other than a Share Class Conversion (as defined below)). For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the PIMCO Senior Floating Rate Fund to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described under “Abusive Trading Practices” in the PIMCO Senior Floating Rate Fund’s Prospectuses, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The purpose of the Redemption Fees is also to eliminate or reduce so far as practicable any dilution of the value of the outstanding securities issued by the PIMCO Senior Floating Rate Fund. There is no assurance that the use of Redemption Fees will be successful in this regard.

Waivers of Redemption Fees. The PIMCO Senior Floating Rate Fund has elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by an Adviser or its affiliates; and

•	otherwise as an Adviser or the Trusts may determine in their sole discretion.

Additionally, no Redemption Fee applies to a redemption of shares of any class of shares of the PIMCO Senior Floating Rate Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the PIMCO Senior Floating Rate Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause the PIMCO Senior Floating Rate Fund, or an asset allocation program of which the PIMCO Senior Floating Rate Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the PIMCO Senior Floating Rate Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the Redemption Fee is applied to your investments in the PIMCO Senior Floating Rate Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Additional Information About the Shares

Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO’s own resources.

From time to time, PIMCO may pay or reimburse broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Funds. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and supervisory and administrative fees paid to PIMCO by the Trust. Such activities may provide incentives to financial institutions to sell shares of the Funds. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the applicable Prospectus and each applicable annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive an additional copy of these documents and your shares are held directly with the Trust, please contact the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact them directly.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds also may be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time, including accounts in which PIMCO, its officers or employees may have a financial interest. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and other clients pursuant to PIMCO’s trade allocation policy that is designed to ensure that all accounts, including the Funds, are treated fairly, equitably, and in a non-preferential manner, such that allocations are not based upon fee structure or portfolio manager preference.

PIMCO may acquire on behalf of its clients (including the Trust) securities or other financial instruments providing exposure to different aspects of the capital and debt structure of an issuer, including without limitation those that relate to senior and junior/subordinate obligations of such issuer. In certain circumstances, the interests of those clients exposed to one portion of the issuer’s capital and debt structure may diverge from those clients exposed to a different portion of the issuer’s capital and debt structure. PIMCO may advise some clients or take actions for them in their best interests with respect to their exposures to an issuer’s capital and debt structure that may diverge from the interests of other clients with different exposures to the same issuer’s capital and debt structure.

PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO when, in PIMCO’s reasonable judgment, aggregation may result in an overall economic benefit to the Funds and other clients in terms of pricing, brokerage commissions or other expenses. When feasible, PIMCO allocates trades prior to execution. When pre-execution allocation is not feasible, PIMCO promptly allocates trades following established and objective procedures. Allocations generally are made at or about the time of execution and before the end of the trading day. As a result, one account may receive a price for a particular transaction that is different from the price received by another account for a similar transaction on the same day. In general, trades are allocated among portfolio managers on a pro rata basis (to the extent a portfolio manager decides to participate fully in the trade), for further allocation by each portfolio manager among that manager’s eligible accounts. In allocating trades among accounts, portfolio managers generally consider a number of factors, including, but not limited to, each account’s deviation (in terms of risk exposure and/or performance characteristics) from a relevant model portfolio, each account’s investment objectives, restrictions and guidelines, its risk exposure, its available cash, and its existing holdings of similar securities. Once trades are allocated, they may be reallocated only in unusual circumstances due to recognition of specific account restrictions.

In some cases, PIMCO may sell a security on behalf of a client, including the Funds, to a broker-dealer that thereafter may be purchased for the accounts of one or more of PIMCO’s other clients, including the Funds, from that or another broker-dealer. PIMCO has adopted procedures it believes are reasonably designed to obtain the best execution for the transactions by each account.

Brokerage and Research Services

There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the best execution available. In seeking best execution, PIMCO, having in mind the Trust’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.

Brokerage Commissions Paid

For the fiscal years ended March 31, 2010, 2009 and 2008, the following amounts of brokerage commissions were paid by each operational Fund:

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO All Asset Fund	N/A	N/A	N/A
PIMCO All Asset All Authority Fund	N/A	N/A	N/A
PIMCO California Intermediate Municipal Bond Fund	$1,462	$754	$8,117

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO California Short Duration Municipal Income Fund	292	0	59
PIMCO CommodityRealReturn Strategy Fund®	398,640	780,853	1,182,222
PIMCO Convertible Fund	552,065	374,945	122,629
PIMCO Developing Local Markets Fund	78,963	38,370	N/A
PIMCO Diversified Income Fund	107,079	121,666	236,661
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund	21,050	5,858	N/A
PIMCO Emerging Local Bond Fund	28,910	13,298	1,924
PIMCO Emerging Markets Bond Fund	113,526	110,358	171,681
PIMCO Emerging Markets and Infrastructure Bond Fund	880	N/A	N/A
PIMCO Extended Duration Fund	600	16,697	5,845
PIMCO Floating Income Fund	12,794	76,063	191,910
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	82,736	651,923	928,764
PIMCO Foreign Bond Fund (Unhedged)	69,189	733,318	913,464
PIMCO Fundamental Advantage Total Return Strategy Fund	378,635	165,873	9,548
PIMCO Fundamental IndexPLUS™ Fund	10,556	41,187	56,971
PIMCO Fundamental IndexPLUS™ TR Fund	30,476	41,883	82,498
PIMCO Global Advantage Strategy Bond Fund	4,730	0	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	4,106	56,578	77,540
PIMCO Global Bond Fund (Unhedged)	33,232	280,358	324,881
PIMCO Global Multi-Asset Fund	80,650	6,971	N/A
PIMCO GNMA Fund	18,358	7,910	5,489
PIMCO Government Money Market Fund	0	0	N/A
PIMCO High Yield Fund	847,699	201,357	186,136
PIMCO High Yield Municipal Bond Fund	1,658	1,270	6,954
PIMCO Income Fund	11,634	2,594	2,978
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	20,041	62,460	185,831
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	2,650	4,440	9,219
PIMCO Investment Grade Corporate Bond Fund	202,642	170,348	9,675
PIMCO Long Duration Total Return Fund	63,533	105,183	59,618
PIMCO Long-Term Credit Fund	45,270	0	N/A
PIMCO Long-Term U.S. Government Fund	42,005	120,938	449,162
PIMCO Low Duration Fund	547,878	310,625	1,099,284
PIMCO Low Duration Fund II	14,590	10,500	32,929
PIMCO Low Duration Fund III	6,663	3,833	14,885
PIMCO Moderate Duration Fund	137,812	46,273	170,884
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	15,095	13,695	18,499
PIMCO Municipal Bond Fund	0	10,015	21,879
PIMCO MuniGO Bund	0	N/A	N/A
PIMCO New York Municipal Bond Fund	0	815	585
PIMCO Real Return Asset Fund	61,263	217,870	654,145
PIMCO Real Income™ 2019 Fund	0	N/A	N/A
PIMCO Real Income™ 2029 Fund	0	N/A	N/A
PIMCO Real Return Fund	528,474	956,470	1,012,999
PIMCO RealEstateRealReturn Strategy Fund	4,959	61,648	52,937
PIMCO RealRetirement® 2010 Fund	284	3,151	0
PIMCO RealRetirement® 2020 Fund	239	3,150	11
PIMCO RealRetirement® 2030 Fund	232	3,161	40
PIMCO RealRetirement® 2040 Fund	191	3,150	136
PIMCO RealRetirement® 2050 Fund	218	3,132	136
PIMCO Short Duration Municipal Income Fund	0	8,545	26,515
PIMCO Short-Term Fund	126,439	167,498	519,454
PIMCO Small Cap StocksPLUS® TR Fund	98,221	426,313	11,527
PIMCO StocksPLUS® Fund	58,342	276,395	348,076
PIMCO StocksPLUS® Long Duration Fund	85,519	48,451	18,575
PIMCO StocksPLUS® Total Return Fund	22,705	74,721	109,119

Fund	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
PIMCO StocksPLUS® TR Short Strategy Fund	212,068	137,463	58,175
PIMCO Tax Managed Real Return Fund	118	N/A	N/A
PIMCO Total Return Fund	5,509,136	5,308,393	14,223,208
PIMCO Total Return Fund II	183,280	131,409	277,671
PIMCO Total Return Fund III	165,680	96,117	232,462
PIMCO Unconstrained Bond Fund	230,454	15,833	N/A
PIMCO Unconstrained Tax Managed Bond Fund	4,049	823	N/A

PIMCO places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Trust may use broker-dealers that sell Fund shares to effect the Trust’s portfolio transactions, the Trust and PIMCO will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust’s portfolio transactions. PIMCO also may receive research or research related credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Such information may be provided in the form of meetings with analysts, telephone contacts and written materials. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services. Although PIMCO considers the research products and services it receives from broker-dealers to be supplemental to its own internal research, PIMCO would likely incur additional costs if it had to generate these research products and services through its own efforts or if it paid for these products or services itself.

As permitted by Section 28(e) of the 1934 Act, PIMCO may cause the Trust to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to PIMCO an amount of disclosed commission or spread for effecting a securities transaction for the Trust in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction.

As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO’s judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities.

Since the securities in which certain Funds invest consist primarily of fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions.

SEC rules further require that commissions paid to such an affiliated broker-dealer, or PIMCO by a Fund on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Funds did not pay any commissions to affiliated brokers during the fiscal years ended March 31, 2010, 2009 and 2008.

Holdings of Securities of the Trust’s Regular Brokers and Dealers

The following table indicates the value of each operational Fund’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended March 31, 2010.

PIMCO All Asset All Authority Fund
	State Street Bank & Trust Co.	$8,216
PIMCO California Short Duration Municipal Income Fund
	State Street Bank & Trust Co.	1,281
	Morgan Stanley & Co., Inc.	251
PIMCO CommodityRealReturn Strategy Fund®
	Barclays Capital, Inc.	182,720
	JPMorgan Securities, Inc.	170,050
	Morgan Stanley & Co., Inc.	112,913
	Banc of America Securities LLC	102,554
	Citigroup Global Markets, Inc.	89,317
	Merrill Lynch, Pierce, Fenner & Smith	86,291
	Goldman Sachs & Co.	67,770
	State Street Bank & Trust Co.	6,302
	RBS Securities, Inc.	5,260
	Deutsche Bank Securities, Inc.	1,251
PIMCO Convertible Fund
	JPMorgan Securities, Inc.	24,400
	Banc of America Securities LLC	13,650
	Citigroup Global Markets, Inc.	11,944
	Citigroup Global Markets, Inc.	3,910
	State Street Bank & Trust Co.	2,519
PIMCO Developing Local Markets Fund
	RBS Securities, Inc.	91,303
	Citigroup Global Markets, Inc.	52,246
	Morgan Stanley & Co., Inc.	34,180
	Merrill Lynch, Pierce, Fenner & Smith	32,678
	JPMorgan Securities, Inc.	25,883
	Barclays Capital, Inc.	19,925
	State Street Bank & Trust Co.	9,836
	Banc of America Securities LLC	8,631
	Credit Suisse USA, Inc.	2,434
	Goldman Sachs & Co.	692
	Deutsche Bank Securities, Inc.	207
PIMCO Diversified Income Fund
	JPMorgan Securities, Inc.	86,266
	Banc of America Securities LLC	83,344
	Morgan Stanley & Co., Inc.	82,261
	Goldman Sachs & Co.	55,853

	Barclays Capital, Inc.	55,628
	Citigroup Global Markets, Inc.	42,408
	Merrill Lynch, Pierce, Fenner & Smith	41,203
	Credit Suisse USA, Inc.	20,070
	RBS Securities, Inc.	19,638
	BNP Paribas Securities Corp.	6,545
	State Street Bank & Trust Co.	2,511
	Deutsche Bank Securities, Inc.	1,531
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund
	JPMorgan Securities, Inc.	30,132
	Citigroup Global Markets, Inc.	7,274
	RBS Securities, Inc.	6,061
	State Street Bank & Trust Co.	3,749
	Barclays Capital, Inc.	3,671
	Merrill Lynch, Pierce, Fenner & Smith	2,240
	Banc of America Securities LLC	2,047
	Morgan Stanley & Co., Inc.	1,703
	Deutsche Bank Securities, Inc.	1,543
	Goldman Sachs & Co.	423
PIMCO Emerging Local Bond Fund
	RBS Securities, Inc.	34,625
	Citigroup Global Markets, Inc.	23,973
	Banc of America Securities LLC	19,542
	Barclays Capital, Inc.	14,119
	JPMorgan Securities, Inc.	13,044
	Morgan Stanley & Co., Inc.	9,077
	Goldman Sachs & Co.	7,322
	Merrill Lynch, Pierce, Fenner & Smith	7,163
	State Street Bank & Trust Co.	627
	Credit Suisse USA, Inc.	200
PIMCO Emerging Markets Bond Fund
	Morgan Stanley & Co., Inc.	27,963
	Citigroup Global Markets, Inc.	11,242
	Banc of America Securities LLC	8,255
	Barclays Capital, Inc.	5,667
	State Street Bank & Trust Co.	5,320
	Merrill Lynch, Pierce, Fenner & Smith	4,016
	Deutsche Bank Securities, Inc.	2,442
	JPMorgan Securities, Inc.	2,361
	Credit Suisse USA, Inc.	2,086
PIMCO Emerging Markets and Infrastructure Bond Fund
	State Street Bank & Trust Co.	916
	JPMorgan Securities, Inc.	871
PIMCO Extended Duration Fund
	RBS Securities, Inc.	2,281
	Goldman Sachs & Co.	2,020
	Barclays Capital, Inc.	2,000
	Banc of America Securities LLC	1,567
	State Street Bank & Trust Co.	892
	JPMorgan Securities, Inc.	597
	Citigroup Global Markets, Inc.	535
	Credit Suisse USA, Inc.	3
	Deutsche Bank Securities, Inc.	1

PIMCO Floating Income Fund
	Morgan Stanley & Co., Inc.	20,679
	RBS Securities, Inc.	13,687
	Citigroup Global Markets, Inc.	12,308
	JPMorgan Securities, Inc.	10,294
	Banc of America Securities LLC	10,057
	Barclays Capital, Inc.	5,195
	Merrill Lynch, Pierce, Fenner & Smith	3,406
	Goldman Sachs & Co.	2,124
	State Street Bank & Trust Co.	911
	Credit Suisse USA, Inc.	676
	Deutsche Bank Securities, Inc.	537
PIMCO Foreign Bond Fund (Unhedged)
	RBS Securities, Inc.	94,796
	Citigroup Global Markets, Inc.	66,760
	Banc of America Securities LLC	47,183
	Merrill Lynch, Pierce, Fenner & Smith	45,363
	JPMorgan Securities, Inc.	37,680
	Barclays Capital, Inc.	25,318
	Goldman Sachs & Co.	16,146
	BNP Paribas Securities Corp.	12,673
	Morgan Stanley & Co., Inc.	8,564
	State Street Bank & Trust Co.	4,024
	Deutsche Bank Securities, Inc.	2,018
	Credit Suisse USA, Inc.	1,917
	RBS Securities, Inc.	94,796
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Citigroup Global Markets, Inc.	90,542
	Banc of America Securities LLC	47,499
	JPMorgan Securities, Inc.	46,950
	Merrill Lynch, Pierce, Fenner & Smith	45,761
	RBS Securities, Inc.	38,468
	BNP Paribas Securities Corp.	24,386
	Morgan Stanley & Co., Inc.	11,741
	Barclays Capital, Inc.	8,753
	State Street Bank & Trust Co.	5,602
	Goldman Sachs & Co.	2,780
	Credit Suisse USA, Inc.	1,320
	Deutsche Bank Securities, Inc.	10
PIMCO Fundamental Advantage Total Return Strategy Fund
	Citigroup Global Markets, Inc.	250,873
	Morgan Stanley & Co., Inc.	106,980
	Barclays Capital, Inc.	79,952
	Banc of America Securities LLC	63,264
	JPMorgan Securities, Inc.	43,396
	Goldman Sachs & Co.	24,648
	Merrill Lynch, Pierce, Fenner & Smith	18,272
	RBS Securities, Inc.	11,591
	Credit Suisse USA, Inc.	3,224
	State Street Bank & Trust Co.	121
PIMCO Fundamental IndexPLUSTM Fund
	Barclays Capital, Inc.	6,578
	RBS Securities, Inc.	3,623

	Merrill Lynch, Pierce, Fenner & Smith	2,107
	JPMorgan Securities, Inc.	1,087
	State Street Bank & Trust Co.	889
	Morgan Stanley & Co., Inc.	748
	Goldman Sachs & Co.	662
	Banc of America Securities LLC	645
	Citigroup Global Markets, Inc.	38
PIMCO Fundamental IndexPLUSTM TR Fund
	JPMorgan Securities, Inc.	13,924
	RBS Securities, Inc.	7,445
	Banc of America Securities LLC	6,919
	Merrill Lynch, Pierce, Fenner & Smith	6,717
	Morgan Stanley & Co., Inc.	4,108
	Goldman Sachs & Co.	3,183
	Barclays Capital, Inc.	3,018
	Deutsche Bank Securities, Inc.	2,947
	Citigroup Global Markets, Inc.	1,860
	State Street Bank & Trust Co.	1,310
	Credit Suisse USA, Inc.	110
PIMCO Global Advantage Strategy Bond Fund
	State Street Bank & Trust Co.	18,877
	Merrill Lynch, Pierce, Fenner & Smith	14,436
	JPMorgan Securities, Inc.	13,673
	Morgan Stanley & Co., Inc.	12,678
	Barclays Capital, Inc.	10,575
	Goldman Sachs & Co.	9,719
	Citigroup Global Markets, Inc.	9,146
	RBS Securities, Inc.	8,186
	Banc of America Securities LLC	3,522
	BNP Paribas Securities Corp.	1,863
PIMCO Global Bond Fund (Unhedged)
	RBS Securities, Inc.	35,763
	JPMorgan Securities, Inc.	31,530
	Citigroup Global Markets, Inc.	20,505
	Merrill Lynch, Pierce, Fenner & Smith	16,530
	Banc of America Securities LLC	16,432
	Barclays Capital, Inc.	7,882
	BNP Paribas Securities Corp.	5,706
	State Street Bank & Trust Co.	3,876
	Morgan Stanley & Co., Inc.	3,591
	Goldman Sachs & Co.	826
	Credit Suisse USA, Inc.	764
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	JPMorgan Securities, Inc.	7,445
	Citigroup Global Markets, Inc.	5,391
	Banc of America Securities LLC	5,041
	RBS Securities, Inc.	3,425
	Merrill Lynch, Pierce, Fenner & Smith	2,632
	Barclays Capital, Inc.	2,023
	BNP Paribas Securities Corp.	1,998
	Goldman Sachs & Co.	1,254
	State Street Bank & Trust Co.	725
	Morgan Stanley & Co., Inc.	435
	Credit Suisse USA, Inc.	230

PIMCO Global Multi-Asset Fund
	Barclays Capital, Inc.	24,595
	Banc of America Securities LLC	22,033
	RBS Securities, Inc.	15,904
	Merrill Lynch, Pierce, Fenner & Smith	11,132
	Citigroup Global Markets, Inc.	9,692
	Goldman Sachs & Co.	9,000
	State Street Bank & Trust Co.	3,233
	Morgan Stanley & Co., Inc.	2,800
	JPMorgan Securities, Inc.	2,096
	Credit Suisse USA, Inc.	1,100
PIMCO GNMA Fund
	JPMorgan Securities, Inc.	51,890
	Goldman Sachs & Co.	8,389
	Merrill Lynch, Pierce, Fenner & Smith	8,171
	Banc of America Securities LLC	4,299
	Citigroup Global Markets, Inc.	2,220
	Credit Suisse USA, Inc.	1,717
	State Street Bank & Trust Co.	1,325
	Morgan Stanley & Co., Inc.	1,037
PIMCO Government Money Market Fund
	Barclays Capital, Inc.	9,700
	State Street Bank & Trust Co.	791
	JPMorgan Securities, Inc.	200
PIMCO High Yield Fund
	Barclays Capital, Inc.	92,134
	Banc of America Securities LLC	90,307
	JPMorgan Securities, Inc.	51,514
	RBS Securities, Inc.	34,986
	Citigroup Global Markets, Inc.	32,477
	Morgan Stanley & Co., Inc.	25,065
	Merrill Lynch, Pierce, Fenner & Smith	15,930
	Goldman Sachs & Co.	12,756
	State Street Bank & Trust Co.	5,022
	Banc of America Securities LLC	1,950
	Deutsche Bank Securities, Inc.	1,062
	Credit Suisse USA, Inc.	77
PIMCO High Yield Municipal Bond Fund
	Citigroup Global Markets, Inc.	2,455
	Banc of America Securities LLC	209
PIMCO Income Fund
	JPMorgan Securities, Inc.	34,377
	Banc of America Securities LLC	23,005
	Credit Suisse USA, Inc.	13,992
	Citigroup Global Markets, Inc.	10,707
	Morgan Stanley & Co., Inc.	8,904
	Merrill Lynch, Pierce, Fenner & Smith	6,332
	Goldman Sachs & Co.	2,746
	Barclays Capital, Inc.	2,072
	State Street Bank & Trust Co.	1,009
	Deutsche Bank Securities, Inc.	869
	Banc of America Securities LLC	780

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Barclays Capital, Inc.	4,103
	Citigroup Global Markets, Inc.	2,095
	Goldman Sachs & Co.	1,975
	Banc of America Securities LLC	1,749
	JPMorgan Securities, Inc.	1,658
	RBS Securities, Inc.	960
	Morgan Stanley & Co., Inc.	562
	Merrill Lynch, Pierce, Fenner & Smith	496
	Deutsche Bank Securities, Inc.	214
	State Street Bank & Trust Co.	138
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Banc of America Securities LLC	5,398
	Merrill Lynch, Pierce, Fenner & Smith	5,018
	Citigroup Global Markets, Inc.	4,350
	JPMorgan Securities, Inc.	4,292
	Barclays Capital, Inc.	3,612
	RBS Securities, Inc.	1,207
	Morgan Stanley & Co., Inc.	1,008
	Goldman Sachs & Co.	716
	State Street Bank & Trust Co.	490
	Credit Suisse USA, Inc.	175
PIMCO Investment Grade Corporate Bond Fund
	Citigroup Global Markets, Inc.	227,258
	JPMorgan Securities, Inc.	225,724
	Goldman Sachs & Co.	174,388
	Merrill Lynch, Pierce, Fenner & Smith	157,495
	Banc of America Securities LLC	149,170
	Morgan Stanley & Co., Inc.	143,126
	Barclays Capital, Inc.	98,873
	RBS Securities, Inc.	42,416
	State Street Bank & Trust Co.	25,857
	BNP Paribas Securities Corp.	8,422
	Credit Suisse USA, Inc.	2,112
	Deutsche Bank Securities, Inc.	1,317
PIMCO Long Duration Total Return Fund
	JPMorgan Securities, Inc.	132,012
	Barclays Capital, Inc.	80,950
	Citigroup Global Markets, Inc.	78,892
	Goldman Sachs & Co.	73,103
	Banc of America Securities LLC	45,508
	Morgan Stanley & Co., Inc.	37,515
	RBS Securities, Inc.	32,040
	Merrill Lynch, Pierce, Fenner & Smith	28,602
	Credit Suisse USA, Inc.	13,283
	BNP Paribas Securities Corp.	8,515
	State Street Bank & Trust Co.	332
	Deutsche Bank Securities, Inc.	1
PIMCO Long-Term Credit Fund
	JPMorgan Securities, Inc.	50,587
	Citigroup Global Markets, Inc.	49,649
	Goldman Sachs & Co.	34,312
	Merrill Lynch, Pierce, Fenner & Smith	31,932

	Barclays Capital, Inc.	28,077
	Banc of America Securities LLC	19,997
	Morgan Stanley & Co., Inc.	10,095
	BNP Paribas Securities Corp.	8,395
	RBS Securities, Inc.	4,348
	State Street Bank & Trust Co.	3,175
	Credit Suisse USA, Inc.	143
PIMCO Long Term U.S. Government Fund
	Banc of America Securities LLC	49,722
	JPMorgan Securities, Inc.	28,593
	Morgan Stanley & Co., Inc.	19,121
	State Street Bank & Trust Co.	9,573
	Goldman Sachs & Co.	8,395
	Citigroup Global Markets, Inc.	2,792
	Merrill Lynch, Pierce, Fenner & Smith	1,311
	RBS Securities, Inc.	1,070
	Barclays Capital, Inc.	1,000
	Credit Suisse USA, Inc.	700
	Deutsche Bank Securities, Inc.	136
PIMCO Low Duration Fund
	Citigroup Global Markets, Inc.	1,106,617
	Banc of America Securities LLC	735,406
	JPMorgan Securities, Inc.	662,498
	Morgan Stanley & Co., Inc.	350,219
	Goldman Sachs & Co.	285,525
	RBS Securities, Inc.	175,744
	Barclays Capital, Inc.	153,335
	Merrill Lynch, Pierce, Fenner & Smith	102,522
	Credit Suisse USA, Inc.	12,618
	State Street Bank & Trust Co.	6,859
	BNP Paribas Securities Corp.	6,124
PIMCO Low Duration Fund II
	Citigroup Global Markets, Inc.	13,305
	JPMorgan Securities, Inc.	11,406
	Barclays Capital, Inc.	11,000
	Banc of America Securities LLC	8,869
	Goldman Sachs & Co.	8,013
	Merrill Lynch, Pierce, Fenner & Smith	7,941
	Credit Suisse USA, Inc.	4,584
	Morgan Stanley & Co., Inc.	2,569
	State Street Bank & Trust Co.	686
	RBS Securities, Inc.	392
	Deutsche Bank Securities, Inc.	86
PIMCO Low Duration Fund III
	Barclays Capital, Inc.	8,911
	Banc of America Securities LLC	7,116
	Citigroup Global Markets, Inc.	5,011
	Goldman Sachs & Co.	3,323
	Merrill Lynch, Pierce, Fenner & Smith	1,977
	JPMorgan Securities, Inc.	1,961
	Morgan Stanley & Co., Inc.	1,777
	RBS Securities, Inc.	1,680
	State Street Bank & Trust Co.	710
	Credit Suisse USA, Inc.	102

PIMCO Moderate Duration Fund
	Citigroup Global Markets, Inc.	56,829
	Banc of America Securities LLC	43,070
	JPMorgan Securities, Inc.	30,149
	Goldman Sachs & Co.	21,117
	Merrill Lynch, Pierce, Fenner & Smith	12,940
	Barclays Capital, Inc.	12,327
	Credit Suisse USA, Inc.	11,467
	Morgan Stanley & Co., Inc.	10,154
	State Street Bank & Trust Co.	4,414
	RBS Securities, Inc.	3,197
PIMCO Money Market Fund
	JPMorgan Securities, Inc.	47,100
	BNP Paribas Securities Corp.	9,699
	Citigroup Global Markets, Inc.	9,600
	Morgan Stanley & Co., Inc.	5,007
	Merrill Lynch, Pierce, Fenner & Smith	4,997
	RBS Securities, Inc.	3,200
	Goldman Sachs & Co.	1,000
	State Street Bank & Trust Co.	356
PIMCO Mortgage-Backed Securities Fund
	JPMorgan Securities, Inc.	31,805
	Banc of America Securities LLC	9,404
	RBS Securities, Inc.	9,159
	Goldman Sachs & Co.	1,517
	Morgan Stanley & Co., Inc.	1,432
	Merrill Lynch, Pierce, Fenner & Smith	1,224
	Citigroup Global Markets, Inc.	823
	State Street Bank & Trust Co.	373
PIMCO Municipal Bond Fund
	Banc of America Securities LLC	2,664
PIMCO New York Municipal Bond Fund
	State Street Bank & Trust Co.	921
PIMCO Real Income™ 2019 Fund
	State Street Bank & Trust Co.	216
PIMCO Real Return Asset Fund
	JPMorgan Securities, Inc.	81,926
	Banc of America Securities LLC	57,211
	Barclays Capital, Inc.	36,633
	Citigroup Global Markets, Inc.	11,945
	Morgan Stanley & Co., Inc.	10,676
	Merrill Lynch, Pierce, Fenner & Smith	3,549
	Goldman Sachs & Co.	2,619
	State Street Bank & Trust Co.	1,367
	Credit Suisse USA, Inc.	1,346
	RBS Securities, Inc.	681
	Deutsche Bank Securities, Inc.	178
PIMCO Real Return Fund
	Banc of America Securities LLC	188,086
	JPMorgan Securities, Inc.	171,714
	Citigroup Global Markets, Inc.	146,358
	Morgan Stanley & Co., Inc.	66,698

	Barclays Capital, Inc.	66,134
	Merrill Lynch, Pierce, Fenner & Smith	51,849
	Goldman Sachs & Co.	23,719
	RBS Securities, Inc.	12,515
	State Street Bank & Trust Co.	5,590
	Credit Suisse USA, Inc.	1,214
	Deutsche Bank Securities, Inc.	544
PIMCO RealRetirement® 2010 Fund
	State Street Bank & Trust Co	181
PIMCO RealRetirement® 2020 Fund
	State Street Bank & Trust Co	218
PIMCO RealEstateRealReturn Strategy Fund
	Barclays Capital, Inc.	1,909
	JPMorgan Securities, Inc.	1,053
	State Street Bank & Trust Co.	927
	Citigroup Global Markets, Inc.	858
	Banc of America Securities LLC	529
	Merrill Lynch, Pierce, Fenner & Smith	391
	Morgan Stanley & Co., Inc.	326
	Credit Suisse USA, Inc.	192
	RBS Securities, Inc.	85
PIMCO Short Duration Municipal Income Fund
	State Street Bank & Trust Co.	2,170
	Banc of America Securities LLC	1,685
	JPMorgan Securities, Inc.	1,498
PIMCO Short-Term Fund
	Citigroup Global Markets, Inc.	398,553
	RBS Securities, Inc.	281,813
	JPMorgan Securities, Inc.	243,659
	Morgan Stanley & Co., Inc.	204,579
	Banc of America Securities LLC	142,435
	Barclays Capital, Inc.	112,025
	Merrill Lynch, Pierce, Fenner & Smith	69,348
	BNP Paribas Securities Corp.	46,335
	Goldman Sachs & Co.	40,999
	State Street Bank & Trust Co.	27,911
	Deutsche Bank Securities, Inc.	9,128
	Credit Suisse USA, Inc.	2,216
PIMCO Small Cap StocksPLUS® TR Fund
	Barclays Capital, Inc.	10,035
	RBS Securities, Inc.	5,126
	Banc of America Securities LLC	3,272
	Goldman Sachs & Co.	2,829
	Morgan Stanley & Co., Inc.	2,304
	Citigroup Global Markets, Inc.	1,939
	JPMorgan Securities, Inc.	649
	Deutsche Bank Securities, Inc.	275
	BNP Paribas Securities Corp.	115
	Merrill Lynch, Pierce, Fenner & Smith	108
PIMCO StocksPLUS® Fund
	JPMorgan Securities, Inc.	36,642
	Goldman Sachs & Co.	12,774

	Citigroup Global Markets, Inc.	10,181
	RBS Securities, Inc.	10,068
	Barclays Capital, Inc.	8,927
	Banc of America Securities LLC	3,615
	Morgan Stanley & Co., Inc.	3,306
	State Street Bank & Trust Co.	1,784
	Merrill Lynch, Pierce, Fenner & Smith	491
	Credit Suisse USA, Inc.	437
PIMCO StocksPLUS® Long Duration Fund
	JPMorgan Securities, Inc.	20,140
	Barclays Capital, Inc.	8,967
	Citigroup Global Markets, Inc.	8,330
	Banc of America Securities LLC	6,933
	Goldman Sachs & Co.	4,676
	Morgan Stanley & Co., Inc.	4,584
	Credit Suisse USA, Inc.	3,001
	State Street Bank & Trust Co.	2,266
	RBS Securities, Inc.	682
	BNP Paribas Securities Corp.	621
	Merrill Lynch, Pierce, Fenner & Smith	185
PIMCO StocksPLUS® Total Return Fund
	JPMorgan Securities, Inc.	8,430
	Goldman Sachs & Co.	4,578
	Citigroup Global Markets, Inc.	4,147
	Barclays Capital, Inc.	3,855
	Merrill Lynch, Pierce, Fenner & Smith	3,580
	Banc of America Securities LLC	3,517
	RBS Securities, Inc.	2,972
	BNP Paribas Securities Corp.	1,065
	Morgan Stanley & Co., Inc.	951
	Deutsche Bank Securities, Inc.	786
	State Street Bank & Trust Co.	662
	Credit Suisse USA, Inc.	10
PIMCO StocksPLUS® TR Short Strategy Fund
	JPMorgan Securities, Inc.	96,681
	Goldman Sachs & Co.	31,332
	Citigroup Global Markets, Inc.	19,952
	Banc of America Securities LLC	11,136
	Morgan Stanley & Co., Inc.	5,573
	Merrill Lynch, Pierce, Fenner & Smith	4,912
	Deutsche Bank Securities, Inc.	4,271
	RBS Securities, Inc.	3,873
	Barclays Capital, Inc.	1,763
	State Street Bank & Trust Co.	762
	Credit Suisse USA, Inc.	1
PIMCO Tax Managed Real Return Fund
	State Street Bank & Trust Co.	576
PIMCO Total Return Fund
	Barclays Capital, Inc.	16,785,021
	Morgan Stanley & Co., Inc.	9,167,971
	Citigroup Global Markets, Inc.	8,222,567
	Banc of America Securities LLC	7,717,538
	JPMorgan Securities, Inc.	7,657,535

	Goldman Sachs & Co.	6,687,912
	Credit Suisse USA, Inc.	4,672,197
	RBS Securities, Inc.	4,223,485
	BNP Paribas Securities Corp.	3,958,665
	Merrill Lynch, Pierce, Fenner & Smith	2,654,996
	Deutsche Bank Securities, Inc.	1,757,927
	State Street Bank & Trust Co.	66,582
PMCO Total Return Fund II
	Citigroup Global Markets, Inc.	180,243
	JPMorgan Securities, Inc.	78,389
	Goldman Sachs & Co.	70,855
	Merrill Lynch, Pierce, Fenner & Smith	41,664
	Barclays Capital, Inc.	36,100
	Banc of America Securities LLC	31,159
	Morgan Stanley & Co., Inc.	23,177
	State Street Bank & Trust Co.	9,817
	Credit Suisse USA, Inc.	4,038
	RBS Securities, Inc.	2,342
	Deutsche Bank Securities, Inc.	453
PIMCO Total Return Fund III
	Citigroup Global Markets, Inc.	160,752
	Banc of America Securities LLC	52,370
	Morgan Stanley & Co., Inc.	48,908
	JPMorgan Securities, Inc.	46,324
	Barclays Capital, Inc.	25,515
	Merrill Lynch, Pierce, Fenner & Smith	24,641
	RBS Securities, Inc.	23,964
	Goldman Sachs & Co.	20,878
	Deutsche Bank Securities, Inc.	9,020
	State Street Bank & Trust Co.	6,239
	Credit Suisse USA, Inc.	1,376
PIMCO Unconstrained Bond Fund
	Barclays Capital, Inc.	167,645
	JPMorgan Securities, Inc.	148,347
	Banc of America Securities	114,879
	Goldman Sachs & Co.	102,181
	RBS Securities, Inc.	96,894
	Citigroup Global Markets, Inc.	92,771
	Merrill Lynch, Pierce, Fenner & Smith	46,286
	Morgan Stanley & Co., Inc.	25,842
	State Street Bank & Trust Co.	21,192
	Credit Suisse USA, Inc.	17,131
	Citigroup Global Markets, Inc.	16,941
	BNP Paribas Securities Corp.	2,663
	Deutsche Bank Securities, Inc.	979
PIMCO Unconstrained Tax Managed Bond Fund
	State Street Bank & Trust Co.	6,356
	RBS Securities, Inc.	2,047
	JPMorgan Securities, Inc.	1,792
	Barclays Capital, Inc.	913
	Morgan Stanley & Co., Inc.	617
	Citigroup Global Markets, Inc.	411
	Citigroup Global Markets, Inc.	366

Merrill Lynch, Pierce, Fenner & Smith	355
Credit Suisse USA, Inc.	299
BNP Paribas Securities Corp.	89
Goldman Sachs & Co.	82

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. See “Taxation” below. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. Trading in equity securities involves the payment of brokerage commissions, which are transaction costs paid by a Fund. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund that was operational as of the Trust’s most recent fiscal year end are provided in the applicable Prospectuses under the “Financial Highlights”.

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and the RealRetirement® Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying PIMCO Funds (and unaffiliated funds, in the case of PIMCO Global Multi-Asset Fund and the RealRetirement® Funds), which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying PIMCO Funds (and unaffiliated funds, in the case of PIMCO Global Multi-Asset Fund and the RealRetirement® Funds), which result in realization of taxable capital gains. To the extent such gains relate to securities held for one year or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Each of the PIMCO Convertible, PIMCO Developing Local Markets, PIMCO EM Fundamental IndexPLUS™ TR Strategy, PIMCO Emerging Local Bond, PIMCO Global Advantage Strategy Bond, PIMCO Global Multi-Asset, PIMCO Low Duration Fund, PIMCO Low Duration II, PIMCO Low Duration III, PIMCO Moderate Duration and PIMCO Unconstrained Bond Funds experienced a higher portfolio turnover rate compared to its prior fiscal year. The Funds bought and sold for forward settlement more frequently during the 12 month period ended March 31, 2010 than the 12 month period ended March  31, 2009.

Disclosure of Portfolio Holdings

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Disclosure Policy is designed to protect the confidentiality of the Funds’ non-public portfolio holdings information, to prevent the selective disclosure of such information, and to ensure compliance by PIMCO and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that PIMCO has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor PIMCO’s compliance with its policies and procedures.

Any exceptions to the Disclosure Policy may be made only if approved by the CCO upon determining that the exception is in the best interests of the Fund. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. The Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a fiscal quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.pimco.com/investments, or obtain a copy of the schedule by calling PIMCO at 1-800-927-4648. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a fiscal quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Defaulted/Distressed Securities. PIMCO may, in its discretion, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default or experiencing a negative credit event. Any such disclosure will be broadly disseminated via PIMCO’s website at http://www.pimco.com, the Distributor’s website at http://www.pimco.com/investments, or by similar means.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment adviser, sub-advisers (if any), distributor, custodian, transfer agent, administrator, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, lender and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

A Fund or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding a Fund, including portfolio holdings information, more frequently to certain third parties, such as mutual fund analysts and rating and ranking organizations (e.g., Moody’s, Standard & Poor’s, Fitch, Morningstar and Lipper Analytical Services, etc.), pricing information vendors, analytical service providers (e.g., Abel/Noser Corp., FT Interactive Data, etc.) and potential Service Providers that have a legitimate business purpose in receiving such information. PIMCO currently has an ongoing arrangement to distribute non-public portfolio holdings information for the PIMCO Government Money Market Fund to Moody’s solely for the purpose of Moody’s rating the Fund. The distribution of non-public information must be authorized by an officer of the Trust or PIMCO after determining the requested disclosure is in the best interests of the Fund and its shareholders and after consulting with and receiving approval from PIMCO’s legal department. The Disclosure Policy does not require a delay between the date of the information and the date on which the information is disclosed, however, any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Funds’ non-public information provided is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Funds or PIMCO, the recipient of the non-public information shall promptly return or destroy the information, except as otherwise required by applicable law or such recipient’s record retention policies and procedures. Neither the Funds nor PIMCO may receive compensation or consideration in connection with the distribution of non-public portfolio holdings information.

Non-Specific Information. Under the Disclosure Policy, the Funds or PIMCO may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

Large Trade Notifications

A Fund or its agent may from time to time receive notice that a current or prospective shareholder will place, or that a financial intermediary has received, an order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be placed or processed until the following business day, as applicable. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Fund enters into portfolio transactions based on those orders, and permits the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. On the other hand, the current or prospective shareholder or financial intermediary, as applicable, may not ultimately place or process the order. In this case, a Fund may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Funds may also suffer investment losses on those portfolio transactions. Conversely, the Funds would benefit from any earnings and investment gains resulting from such portfolio transactions.

NET ASSET VALUE

Net asset value is determined as indicated under “How Fund Shares are Priced” in the Prospectuses. For all Funds other than the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The PIMCO Government Money Market and PIMCO Treasury Money Market Funds reserve the right to close, and not determine net asset value, if the primary trading markets of the PIMCO Government Money Market and PIMCO Treasury Money Market Funds’ portfolio instruments are closed and PIMCO believes that there is not an adequate market to meet purchase, redemption or exchange requests for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close trading early, the PIMCO Government Money Market and PIMCO Treasury Money Market Funds may close trading early and determine net asset value as of an earlier time.

For all Funds other than the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or independent pricing services. For NASDAQ traded securities, market value also may be determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds’ securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods the yield to investors in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC’s regulations require the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds to adhere to certain conditions. The Board of Trustees, as part of its responsibility within the overall duty of care owed to the shareholders, is required to establish procedures reasonably designed, taking into account current market conditions and each Fund’s investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees’ procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board of Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Board of Trustees will take such steps as it considers appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Each Fund also is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks. Each Fund may not invest more than 0.5% of its total assets, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category for short-term debt obligations.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees (if any) and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, when Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Internal Revenue Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of certain controlled issuers in the same or similar trades or businesses, or the securities of one or more “qualified publicly traded partnerships”; and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As described in the applicable Prospectuses, the PIMCO CommoditiesPLUS™ Strategy, PIMCO CommoditiesPLUS™ Short Strategy, PIMCO CommodityRealReturn Strategy and PIMCO Global Multi-Asset Funds may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, each Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income, respectively.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).

As discussed in “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiaries,” each Fund intends to invest a portion of its assets in its Subsidiary, each of which will be classified as a corporation for U.S. federal income tax purposes. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary will also be qualifying income.

Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiaries may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of either Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of such Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, foreign corporations, such as the Subsidiaries, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiaries will derive income subject to such withholding tax.

Each Subsidiary will be treated as a controlled foreign corporation (“CFC”). The PIMCO CommoditiesPLUS™ Strategy Fund will be treated as a “U.S. shareholder” of the CPS Subsidiary, PIMCO CommoditiesPLUS™ Short Strategy Fund will be treated as a “U.S. shareholder” of the CPSS Subsidiary, the PIMCO CommodityRealReturn Strategy Fund will be treated as a “U.S. shareholder” of the CRRS Subsidiary and the PIMCO Global Multi-Asset Fund will be treated as a “U.S. shareholder” of the GMA Subsidiary. As a result, each Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by such Subsidiary. It is expected that all of the Subsidiaries’ income will be “subpart F income.” Each Fund’s recognition of its Subsidiary’s “subpart F income” will increase such Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to its respective Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce such Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by a Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, each Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its Subsidiary. The use of commodity index-linked notes involves specific risks. Applicable Prospectuses, under the heading “Characteristics and Risks of Securities and Investment Techniques—Derivatives” provide further information regarding commodity index-linked notes, including the risks associated with these instruments.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98.2% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends, to the extent necessary, to make its distributions in accordance with the calendar year distribution requirement.

Distributions

Each Municipal Fund and the PIMCO Unconstrained Tax Managed Bond Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be “exempt-interest dividends,” which are generally exempt from federal income tax when received by an investor. A portion of the distributions paid by a Municipal Fund and the PIMCO Unconstrained Tax Managed Bond Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the applicable Prospectuses, may increase alternative minimum taxable income for purposes of determining a shareholder’s liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain “private activity bonds” will not be tax exempt for purposes of the regular income tax to shareholders who are “substantial users” of the facilities financed by such obligations or “related persons” of “substantial users.” The tax-exempt portion of dividends paid for a calendar year constituting “exempt-interest dividends” will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund or the PIMCO Unconstrained Tax Managed Bond Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. Future changes in federal and/or state laws could possibly have a negative impact on the tax treatment and/or value of municipal securities.

Shareholders of the Municipal Funds and the PIMCO Unconstrained Tax Managed Bond Fund receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient’s benefits in cases where the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits, exceeds a base amount. In addition, up to 85% of a recipient’s benefits may be subject to tax if the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares. Since certain of the Municipal Funds’ and the PIMCO Unconstrained Tax Managed Bond Fund’s expenses attributable to earning tax-exempt income do not reduce such Fund’s current earnings and profits, it is possible that distributions, if any, in excess of such Fund’s net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund’s remaining earnings and profits (i.e., the amount of such expenses).

Except for exempt-interest dividends paid by the Municipal Funds and the PIMCO Unconstrained Tax Managed Bond Fund, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Although a portion of the dividends paid by certain Funds may qualify for the deduction for dividends received by corporations and/or the reduced tax rate for individuals on certain dividends, it is not expected that any such portion would be significant. Further, the reduced rate for individuals on certain dividends is scheduled to expire after 2012. Dividends paid by certain other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced tax rate for individuals on certain dividends. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. The maximum tax on long-term capital gains is currently scheduled to increase from 15% to 20% in 2012. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds will not be able to offset gains realized by one Underlying Fund in which the Funds invest against losses realized by another Underlying Fund in which the Funds invest. Redemptions of shares in an Underlying Fund could also result in a gain and/or income to the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds. The Funds’ use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

Depending on the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds’ percentage ownership in an Underlying Fund both before and after a redemption, each Fund’s redemption of shares of such Underlying Fund may cause the Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause additional distributable gains to shareholders.

Potential Pass-Through of Tax Credits

If a Fund invests in Build America Bonds, created by the American Recovery and Reinvestment Act of 2009, or any other qualified tax credit bonds, the investment will result in taxable income to such Fund. The applicable Fund may elect to pass through to shareholders the applicable interest income and available tax credits, in which case shareholders will be required to report both the interest income and tax credits as taxable income. Shareholders may be able to claim the tax credits on their federal tax returns against their income tax, including alternative minimum tax, liability. However, such tax credits are generally not refundable. There is no assurance that a Fund will elect to pass through any such income and credits.

Backup Withholding

A Fund may be required to withhold up to 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Funds for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in a Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions made by the Fund.

Short Sales

Certain Funds, particularly the PIMCO Fundamental Advantage Total Return Strategy and PIMCO StocksPLUS® TR Short Strategy Funds, may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Passive Foreign Investment Companies

Certain Funds may invest in the stock of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Internal Revenue Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Trust. With respect to such Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax.

Although the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds may be entitled to a deduction for such taxes paid by an Underlying Fund in which each Fund invests, the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds will not be able to pass any such credit or deduction through to their own shareholders.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

IRAs and Other Retirement Plans

If you invest in a Fund through an IRA or other retirement plan you should consult with your own tax adviser on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59 1/2 and, under current law, there are minimum distribution requirements applicable to IRAs or retirement plans at age 70 1/2.

Non-U.S. Shareholders

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation enacted in 2004, which has been recently extended, a Fund is generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions are generally not subject to U.S. tax withholding. Although the Funds expect to make allowable designations for dividends declared, the provision is scheduled to expire for the Funds’ tax year beginning after March 31, 2012. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. For foreign individuals dying before January 1, 2012, a portion of the applicable Fund shares will not be subject to estate tax to the extent that the applicable Fund holds certain qualifying obligations. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Information on PIMCO Global Bond Fund (U.S. Dollar-Hedged)

The table below sets forth the average annual total return of certain classes of shares of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) (which was a series of PIMCO Advisors Funds (“PAF”) prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2010. Accordingly, “Inception Date of Fund” refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of PIMCO Global Bond Fund (U.S. Dollar-Hedged), total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administrative fee charges.

Total Return for Periods Ended March 31, 2010*

Fund	Class**	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
PIMCO Global Bond (U.S. Dollar-Hedged)	Institutional Return Before Taxes	17.70	5.44	6.51	7.14	10/02/95	02/25/98

	Institutional Return After Taxes on Distributions++	15.03	3.32	4.29	4.41

	Institutional Return After Taxes on Distributions and Sale of Fund Shares++	11.43	3.40	4.26	4.44

	Class A Return Before Taxes	12.84	4.22	5.69	6.44		10/02/95

	Class A Return After Taxes on Distributions++	10.43	2.27	3.63	3.88

	Class A Return After Taxes on Distributions and Sale of Fund Shares++	8.28	2.45	3.64	3.93

	Class B Return Before Taxes	12.87	4.15	5.54	6.32		10/02/95

	Class C Return Before Taxes	15.37	4.23	5.30	5.91		10/02/95

++ After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class and Class A shares only. After-tax returns for Class B and Class C shares will vary.

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administrative fee charges, which are lower for Institutional Class shares (at a differential of 0.15% per annum).

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the PIMCO Global Bond Fund (U.S. Dollar-Hedged) were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the PIMCO Global Bond Fund (U.S. Dollar-Hedged) is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the PIMCO Global Bond Fund (U.S. Dollar - Hedged) resulted in performance for the period shown that is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class’ actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

Total Return for Periods Ended March 31, 2010

(with no adjustment for operating expenses of the Institutional

Class for periods prior to its Inception Date)

Fund	Class	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)
PIMCO Global Bond (U.S. Dollar-Hedged)	Institutional	17.70	5.44	6.51	7.07

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board of Trustees if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

The Trust’s shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Multi-Asset and RealRetirement® Funds will vote shares of each Underlying PIMCO Fund which they own in proportion to the votes of all other shareholders in the Underlying PIMCO Fund. In addition, to the extent the Funds own shares of a money market fund or short-term bond fund pursuant to the November 19, 2001 SEC exemptive order discussed above, the Funds will vote such shares in proportion to the votes of all other shareholders of the respective money market or short-term bond fund.

Control Persons and Principal Holders of Securities

As of July 14, 2010, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds.

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
ALL ASSET ALL AUTHORITY FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	69,734,219.355	*	31.16%
ALL ASSET ALL AUTHORITY FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	42,489,238.852		18.99%
ALL ASSET ALL AUTHORITY FUND	Institutional	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST, 3 GATEWAY CENTER FL 11, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4000	15,699,230.590		7.02%
ALL ASSET ALL AUTHORITY FUND	Institutional	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	14,865,657.160		6.64%
ALL ASSET ALL AUTHORITY FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	20,946,439.486		17.90%
ALL ASSET ALL AUTHORITY FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	10,601,827.924		9.06%
ALL ASSET ALL AUTHORITY FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	8,279,486.167		7.08%
ALL ASSET ALL AUTHORITY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,531,844.528		5.58%
ALL ASSET ALL AUTHORITY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	17,372,899.713		23.49%
ALL ASSET ALL AUTHORITY FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	8,863,107.651		11.98%
ALL ASSET ALL AUTHORITY FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	4,399,269.397		5.95%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
ALL ASSET ALL AUTHORITY FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,730,771.766		5.04%
ALL ASSET ALL AUTHORITY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	10,930,659.775	*	31.24%
ALL ASSET ALL AUTHORITY FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	1,790,839.371		5.12%
ALL ASSET ALL AUTHORITY FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	31,415,286.268	*	46.02%
ALL ASSET ALL AUTHORITY FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	20,007,138.197	*	29.31%
ALL ASSET FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	168,908,213.813		15.67%
ALL ASSET FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	114,862,767.275		10.66%
ALL ASSET FUND	Administrative	**	JOHN HANCOCK LIFE INS CO (USA), ATTN LIZ SEELEY, RPS SEG FUNDS/ACCOUNTING ET-7, 601 CONGRESS ST, BOSTON MA 02210-2804	8,578,521.705	*	55.95%
ALL ASSET FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,692,668.543		24.08%
ALL ASSET FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	11,442,872.098		10.38%
ALL ASSET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,882,374.590		7.15%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
ALL ASSET FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	731,084.828		7.29%
ALL ASSET FUND	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	509,159.736		5.08%
ALL ASSET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	16,343,928.336		16.95%
ALL ASSET FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	9,027,306.383		9.36%
ALL ASSET FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,030,458.996		6.25%
ALL ASSET FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	13,988,732.941	*	39.51%
ALL ASSET FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	2,262,132.501		6.39%
ALL ASSET FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	9,705,265.736	*	39.37%
ALL ASSET FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	9,674,233.847	*	39.24%
ALL ASSET FUND	R	**	UMB BANK N/A, FIDUCIARY FOR TAX DEFERRED A/C’S, 1 SECURITY BENEFIT PLACE, TOPEKA KS 66636-1000	233,598.594		18.28%
ALL ASSET FUND	R	**	ING NATIONAL TRUST, 1 ORANGE WAY, WINDSOR CT 06095-4773	215,277.415		16.85%
ALL ASSET FUND	R	**	TAYNIK & CO, C/O INVESTORS BANK & TRUST, ATTN MUTUAL FUND PROCESSING, 1200 CROWN COLONY DR, QUINCY MA 02169-0938	67,559.805		5.29%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
ALL ASSET FUND	R		ATTN NPIO TRADE DESK, DCGT TRUSTEE & OR CUSTODIAN, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, 711 HIGH ST, DES MOINES IA 50392-0001	65,616.258		5.14%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	2,922,464.521	*	61.01%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	411,860.334		8.60%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	Institutional	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	313,010.046		6.53%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	Institutional		WILLIAM BENZ TTEE, THE BENZ LIVING TRUST, DTD 6/13/03, 840 NEWPORT CENTER DR STE 100, NEWPORT BEACH CA 92660-6398	250,615.501		5.23%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	694,556.110		19.64%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	435,314.710		12.31%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	190,898.983		5.40%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	178,544.693		5.05%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	C	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	20,992.391		17.85%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	17,144.200		14.58%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	C	**	NFS LLC FEBO, MICHAEL J KILLUS LINELL M KILLUS TT, EE KILLUS TRST U/A 4/9/10, 1915 ALDERWOOD CIR, VISTA CA 92081-7362	17,112.136		14.55%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	15,999.055		13.61%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	C	**	FIRST CLEARING LLC, A/C XXXXX, 2801 MARKET ST, SAINT LOUIS MO 63103-2523	7,415.254		6.31%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	357,238.507	*	59.92%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	NFS LLC FEBO, MICHAEL N AGOSTINO, 1800 CLEVELAND RD, GLENDALE CA 91202-1014	33,916.348		5.69%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	D	**	NFS LLC FEBO, RICHARD S& AUDREY ROHDE TTEE, ROHDE FAMILY TR U/A 5/16/06 FBO, RICHARD S/AUDREY ROHDE, PO BOX 3408, RCHO SANTA FE CA 92067-3408	31,779.661		5.33%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	181,474.022	*	90.02%
CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND	P	**	RBC CAPITAL MARKETS CORP FBO, BEVERLY E WATSON TTEE, BEVERLY E WATSON REVOC TR, 3/16/1990, 951 BOXWOOD CT, CARLSBAD CA 92011-3923	20,127.119		9.98%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	5,387,057.292	*	49.17%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	2,405,744.760		21.96%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	Institutional		ROSESTONE PARTNERS LP, 260 HOMER AVE STE 201, PALO ALTO CA 94301-2724	661,966.141		6.04%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	Institutional		HDS HOLDINGS LP, 9601 WILSHIRE BLVD STE 602, BEVERLY HILLS CA 90210-5208	600,964.164		5.49%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	3,987,730.566		24.73%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	CITIGROUP GLOBAL MARKETS, INC,XXXXX,ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,964,047.458		12.18%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,816,428.542		11.26%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	A	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	1,589,627.508		9.86%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	32,005.174	*	44.91%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	24,376.220	*	34.21%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	C	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	7,051.158		9.89%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	572,473.300	*	70.48%
CALIFORNIA SHORT DURATION MUNICIPAL INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,826,879.285	*	96.38%
COMMODITIESPLUS STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	45,772,531.633	*	75.30%
COMMODITIESPLUS STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	13,143,727.757		21.62%
COMMODITIESPLUS STRATEGY FUND	A	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,000.000	*	100.00%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
COMMODITIESPLUS STRATEGY FUND	C	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,000.000	*	100.00%
COMMODITIESPLUS STRATEGY FUND	D	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,000.000	*	78.07%
COMMODITIESPLUS STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	275.792		21.53%
COMMODITIESPLUS STRATEGY FUND	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,000.000	*	100.00%
COMMODITIESPLUS STRATEGY FUND	R	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,000.000	*	100.00%
COMMODITYREALRETURN® STRATEGY FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	528,152,714.458	*	33.80%
COMMODITYREALRETURN® STRATEGY FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	326,995,048.388		20.93%
COMMODITYREALRETURN® STRATEGY FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	97,548,943.060		6.24%
COMMODITYREALRETURN® STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	85,413,252.971		5.47%
COMMODITYREALRETURN® STRATEGY FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	97,200,139.529	*	87.45%
COMMODITYREALRETURN® STRATEGY FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	30,781,940.340		12.94%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
COMMODITYREALRETURN® STRATEGY FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	14,595,147.644		6.14%
COMMODITYREALRETURN® STRATEGY FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,568,608.351		12.62%
COMMODITYREALRETURN® STRATEGY FUND	B	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,156,830.641		9.31%
COMMODITYREALRETURN® STRATEGY FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	940,946.392		7.57%
COMMODITYREALRETURN® STRATEGY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	24,927,970.593		24.90%
COMMODITYREALRETURN® STRATEGY FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	12,747,262.056		12.73%
COMMODITYREALRETURN® STRATEGY FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	8,435,361.084		8.43%
COMMODITYREALRETURN® STRATEGY FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,723,389.825		5.72%
COMMODITYREALRETURN® STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	45,609,712.032	*	43.07%
COMMODITYREALRETURN® STRATEGY FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	5,345,561.196		5.05%
COMMODITYREALRETURN® STRATEGY FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	38,465,177.131	*	36.63%
COMMODITYREALRETURN® STRATEGY FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	24,006,979.309		22.86%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
COMMODITYREALRETURN® STRATEGY FUND	P	**	FIRST COMMAND BANK, 1 FIRST COMM PLAZA, FORT WORTH TX 76109-4998	21,205,347.549		20.19%
COMMODITYREALRETURN® STRATEGY FUND	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	8,013,788.311		7.63%
COMMODITYREALRETURN® STRATEGY FUND	R	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,327.678	*	35.40%
COMMODITYREALRETURN® STRATEGY FUND	R	**	MG TR CO CUST FBO, ROCKFISH INTERACTIVE CORP, 700 17TH ST STE 300, DENVER CO 80202-3531	1,079.397	*	28.78%
COMMODITYREALRETURN® STRATEGY FUND	R	**	MG TR CO CUST FBO, OFFICE RELIEF INC, 700 17TH ST STE 300, DENVER CO 80202-3531	941.400	*	25.10%
CONVERTIBLE FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	44,609,709.099	*	74.15%
CONVERTIBLE FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	10,981,950.547		18.25%
CONVERTIBLE FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	4,416,879.559	*	99.20%
DEVELOPING LOCAL MARKETS FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	94,677,102.591	*	32.08%
DEVELOPING LOCAL MARKETS FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	50,369,213.473		17.07%
DEVELOPING LOCAL MARKETS FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	46,379,287.053		15.72%
DEVELOPING LOCAL MARKETS FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	38,711,149.960		13.12%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
DEVELOPING LOCAL MARKETS FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	575,708.846	*	98.30%
DEVELOPING LOCAL MARKETS FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	2,330,938.719		10.95%
DEVELOPING LOCAL MARKETS FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,084,557.875		9.80%
DEVELOPING LOCAL MARKETS FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,495,754.486		7.03%
DEVELOPING LOCAL MARKETS FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,406,716.706		6.61%
DEVELOPING LOCAL MARKETS FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,569,803.574		19.02%
DEVELOPING LOCAL MARKETS FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	953,802.243		11.56%
DEVELOPING LOCAL MARKETS FUND	C	**	MORGAN STANLEY SMITH BARNEY,HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	608,669.856		7.37%
DEVELOPING LOCAL MARKETS FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	465,285.501		5.64%
DEVELOPING LOCAL MARKETS FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	7,592,791.552	*	28.40%
DEVELOPING LOCAL MARKETS FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,549,112.823	*	73.96%
DEVELOPING LOCAL MARKETS FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	1,006,197.922		16.36%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
DIVERSIFIED INCOME FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	52,161,497.200		21.84%
DIVERSIFIED INCOME FUND	Institutional	**	JP MORGAN CHASE NOMINEES, AUSTRALIA ACF - FUNDS SA, LEVEL 35, 259 GEORGE ST, SYDNEY AUSTRALIA 2000	25,413,128.111		10.64%
DIVERSIFIED INCOME FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	22,775,577.462		9.54%
DIVERSIFIED INCOME FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	15,949,084.388		6.68%
DIVERSIFIED INCOME FUND	Institutional	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST, 3 GATEWAY CENTER FL 11, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4000	15,853,859.636		6.64%
DIVERSIFIED INCOME FUND	Institutional	**	MAC & CO A/C XXXXX, PO BOX 3198, 525 WILLIAM PENN PL, PITTSBURGH PA 15230-3198	13,520,458.239		5.66%
DIVERSIFIED INCOME FUND	Administrative	**	NEW YORK LIFE TRUST COMPANY, 169 LACKAWANNA AVE, PARSIPPANY NJ 07054-1007	432,366.943	*	69.39%
DIVERSIFIED INCOME FUND	Administrative	**	VANGUARD FIDUCIARY TRUST CO, 100 VANGUARD BLVD VM-613, OUTSIDE FUNDS, MALVERN PA 19355-2331	176,745.772	*	28.36%
DIVERSIFIED INCOME FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	938,194.402		7.32%
DIVERSIFIED INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	889,456.873		6.94%
DIVERSIFIED INCOME FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	823,183.582		6.42%
DIVERSIFIED INCOME FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	164,715.431		8.47%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
DIVERSIFIED INCOME FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	111,942.493		5.76%
DIVERSIFIED INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,432,706.532		15.26%
DIVERSIFIED INCOME FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	920,092.060		9.80%
DIVERSIFIED INCOME FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	732,650.850		7.80%
DIVERSIFIED INCOME FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,106,266.381	*	30.35%
DIVERSIFIED INCOME FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	457,854.810		12.56%
DIVERSIFIED INCOME FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	728,223.073	*	49.21%
DIVERSIFIED INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	335,633.604		22.68%
DIVERSIFIED INCOME FUND	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	232,120.936		15.69%
DIVERSIFIED INCOME FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	123,870.754		8.37%
EM FUNDAMENTAL INDEXPLUS TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	83,228,033.501	*	79.68%
EM FUNDAMENTAL INDEXPLUS TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	18,131,621.214		17.36%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
EMERGING LOCAL BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	75,264,403.702	*	25.90%
EMERGING LOCAL BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	65,015,228.000		22.38%
EMERGING LOCAL BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	43,211,436.593		14.87%
EMERGING LOCAL BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	21,035,373.753		7.24%
EMERGING LOCAL BOND FUND	Institutional	**	STATE STREET KANSAS CITY FBO, PIMCO GLOBAL MULTI-ASSET FND, ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	15,107,774.692		5.20%
EMERGING LOCAL BOND FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	24,327,281.496	*	92.11%
EMERGING LOCAL BOND FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,825,804.829		6.91%
EMERGING LOCAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,050,183.886		24.02%
EMERGING LOCAL BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,613,715.000		7.68%
EMERGING LOCAL BOND FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,299,473.179		6.18%
EMERGING LOCAL BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	1,205,705.640		5.73%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
EMERGING LOCAL BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	822,449.163		18.49%
EMERGING LOCAL BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	555,157.307		12.48%
EMERGING LOCAL BOND FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	446,240.688		10.03%
EMERGING LOCAL BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	301,846.342		6.79%
EMERGING LOCAL BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	20,139,713.937	*	34.97%
EMERGING LOCAL BOND FUND	D	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GENWORTH FINANCIAL WEALTH, MANAGEMENT & MUTUAL FUND CLIENTS, FBO OTHER CUSTODIAL ACCOUNTS, 3200 NORTH CENTRAL AVENUE, PHOENIX AZ 85012-2425	7,013,675.259		12.18%
EMERGING LOCAL BOND FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	5,992,000.660		10.40%
EMERGING LOCAL BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	23,392,732.032	*	61.19%
EMERGING LOCAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	13,574,852.969	*	35.51%
EMERGING MARKETS AND INFRASTRUCTURE BOND FUND	Institutional	**	STATE STREET KANSAS CITY FBO, PIMCO GLOBAL MULTI-ASSET FND, ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	11,992,047.816	*	67.34%
EMERGING MARKETS AND INFRASTRUCTURE BOND FUND	Institutional	**	STATE STREET BANK FBO, PVIT GLOBAL MULTI ASSET PORT, 801 PENNSYLVANIA AVE, ATTN CHUCK NIXON, KANSAS CITY MO 64105-1307	2,073,570.237		11.64%
EMERGING MARKETS AND INFRASTRUCTURE BOND FUND	Institutional	**	STATE STREET BANK FBO, ILTRS MAIN GMAS, 2 AVENUE DE LAFAYETTE STE 1, BOSTON MA 02111-1748	2,039,260.954		11.45%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
EMERGING MARKETS AND INFRASTRUCTURE BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,076,281.441		6.04%
EMERGING MARKETS BOND FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	51,531,402.224	*	26.52%
EMERGING MARKETS BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	21,333,220.476		10.98%
EMERGING MARKETS BOND FUND	Institutional	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST, 3 GATEWAY CENTER FL 11, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4000	19,065,888.436		9.81%
EMERGING MARKETS BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	17,614,212.478		9.07%
EMERGING MARKETS BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	13,480,365.756		6.94%
EMERGING MARKETS BOND FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,045,997.173	*	66.46%
EMERGING MARKETS BOND FUND	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	387,945.963		24.65%
EMERGING MARKETS BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	6,294,277.814		17.98%
EMERGING MARKETS BOND FUND	A	**	HARTFORD LIFE INSURANCE CO, 401K SEPARATE ACCOUNT, PO BOX 2999, HARTFORD CT 06104-2999	2,666,854.261		7.62%
EMERGING MARKETS BOND FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	386,145.178		12.43%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
EMERGING MARKETS BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,770,290.040		13.63%
EMERGING MARKETS BOND FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,302,815.912		10.03%
EMERGING MARKETS BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,272,093.551		9.79%
EMERGING MARKETS BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	856,214.625		6.59%
EMERGING MARKETS BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	11,339,653.673	*	44.86%
EMERGING MARKETS BOND FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	2,353,924.891		9.31%
EMERGING MARKETS BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	4,450,105.663	*	42.76%
EMERGING MARKETS BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,559,581.611		24.60%
EMERGING MARKETS BOND FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	1,784,274.608		17.15%
EMERGING MARKETS BOND FUND	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	1,052,780.065		10.12%
EXTENDED DURATION FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	15,106,208.703	*	34.63%
EXTENDED DURATION FUND	Institutional		REED ELSEVIER US RETIREMENT PLAN, ATTN LYNN FORMICA, 2 NEWTON PL STE 350, NEWTON MA 02458-1643	11,326,824.558	*	25.97%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
EXTENDED DURATION FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT REINV/REINV, 733 MARQUETTE AVE SOUTH, MINNEAPOLIS MN 55479-0001	4,913,780.405		11.26%
EXTENDED DURATION FUND	Institutional	**	DINGLE & CO, C/O COMERICA BANK, ATTN XXXXX/MUTUAL FUNDS, PO BOX 75000, DETROIT MI 48275-0001	2,948,050.493		6.76%
EXTENDED DURATION FUND	P	**	SAXON AND CO, FBO XXXXX, POBOX 7780-1888, PHILADELPHIA PA 19182-0001	103,631.755	*	83.04%
EXTENDED DURATION FUND	P	**	SAXON AND CO, FBO XXXXX, POBOX 7780-1888, PHILADELPHIA PA 19182-0001	12,650.456		10.14%
FLOATING INCOME FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	37,056,613.185	*	57.43%
FLOATING INCOME FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	8,313,623.155		12.89%
FLOATING INCOME FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	5,565,278.227		8.63%
FLOATING INCOME FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,316,279.523		5.14%
FLOATING INCOME FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	6,080.113	*	100.00%
FLOATING INCOME FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	1,324,911.285		9.24%
FLOATING INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	934,235.771		6.51%
FLOATING INCOME FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	831,269.650		5.79%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FLOATING INCOME FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,117,448.595		14.86%
FLOATING INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	838,853.593		11.16%
FLOATING INCOME FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	2,644,263.091	*	56.38%
FLOATING INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,419,872.930	*	70.09%
FLOATING INCOME FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	413,494.474		11.98%
FLOATING INCOME FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	332,840.618		9.64%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	69,215,766.961	*	33.39%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	43,292,288.159		20.89%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	36,782,990.381		17.75%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,007,197.059	*	45.26%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Administrative	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT REINV/REINV, PO BOX 1533, MINNEAPOLIS MN 55479-1533	506,638.005		22.77%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	280,094.465		12.59%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	Administrative	**	COMMUNITY BANK NA AS CUSTODIAN, FBO UBS PR CLIENTS, ATTN BENEFIT PLAN ADMINISTRATORS, 6 RHOADS DR, UTICA NY 13502-6317	163,324.502		7.34%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	3,949,844.503		14.53%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	PRUDENTIAL INVESTMENT MGTS SERVICE, (FBO) MUTUAL FUND CLIENTS, ATTN PRUCHOICE UNIT, 100 MULBERRY STREET, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4056	3,760,384.115		13.83%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,501,234.656		12.88%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	63,620.840		8.81%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	790,324.646		15.09%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	507,997.696		9.70%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	501,604.020		9.58%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	17,518,152.904	*	61.27%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	2,481,610.633	*	43.14%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,806,522.398	*	31.41%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	876,390.069		15.24%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	UMB BANK NA, FIDUCIARY FOR VARIOUS TAX DEFERRED, ACCOUNTS, ATTN FINANCE DEPARTMENT, 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	367,303.250	*	31.61%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	UMB BANK N/A, FIDUCIARY FOR TAX DEFERRED A/C’S, 1 SECURITY BENEFIT PLACE, TOPEKA KS 66636-1000	266,813.999		22.96%
FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	R	**	SECURITY BENEFIT LIFE INS CO, SBL VARIABLE ANNUITY ACCOUNT XXXXX, ATTN FINANCE DEPARTMENT, 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	175,392.740		15.09%
FOREIGN BOND FUND (UNHEDGED)	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	54,519,091.220	*	34.06%
FOREIGN BOND FUND (UNHEDGED)	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	47,904,560.792	*	29.93%
FOREIGN BOND FUND (UNHEDGED)	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	12,523,793.222		7.82%
FOREIGN BOND FUND (UNHEDGED)	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,356,068.466	*	83.70%
FOREIGN BOND FUND (UNHEDGED)	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	4,228,535.031		15.53%
FOREIGN BOND FUND (UNHEDGED)	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	3,800,043.819		13.95%
FOREIGN BOND FUND (UNHEDGED)	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,122,211.834		7.79%
FOREIGN BOND FUND (UNHEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,835,897.247		6.74%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FOREIGN BOND FUND (UNHEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,773,619.020		23.73%
FOREIGN BOND FUND (UNHEDGED)	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,090,248.414		14.59%
FOREIGN BOND FUND (UNHEDGED)	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	672,187.730		8.99%
FOREIGN BOND FUND (UNHEDGED)	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	388,699.900		5.20%
FOREIGN BOND FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	15,747,809.978	*	53.37%
FOREIGN BOND FUND (UNHEDGED)	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,318,222.516	*	37.62%
FOREIGN BOND FUND (UNHEDGED)	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	1,713,783.398	*	27.81%
FOREIGN BOND FUND (UNHEDGED)	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	1,503,771.648		24.41%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	579,553,690.180	*	69.84%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	184,693,199.048		22.26%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX,PO BOX 9446, MINNEAPOLIS MN 55440-9446	965,452.637		11.05%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	704,166.965		8.06%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	691,198.202		7.91%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	11,950,975.807	*	55.11%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	3,444,074.736		15.88%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	P	**	CROWELL WEEDON & CO, A/C XXXXX, DCG&T TTEE, ONE WILSHIRE BUILDING, 624 SOUTH GRAND AVENUE, LOS ANGELES CA 90017-3335	2,132.196	*	50.11%
FUNDAMENTAL ADVANTAGE TOTAL RETURN STRATEGY FUND	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	2,123.142	*	49.89%
FUNDAMENTAL INDEXPLUS FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,285,051.255	*	38.16%
FUNDAMENTAL INDEXPLUS FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	2,351,097.470		14.28%
FUNDAMENTAL INDEXPLUS FUND	Institutional		THE UCLA FOUNDATION, ATTN: NEAL AXELROD, 10920 WILSHIRE BLVD STE 900, LOS ANGELES CA 90024-6506	2,213,011.372		13.44%
FUNDAMENTAL INDEXPLUS FUND	Institutional		BUTLER UNIVERSITY, MR BRUCE E. ARICK, 4600 SUNSET AVE, INDIANAPOLIS IN 46208-3487	1,026,438.980		6.23%
FUNDAMENTAL INDEXPLUS FUND	Institutional	**	SEI PRIVATE TRUST COMPANY, C/O FIRST TENNESSEE ID 683, ATTN MUTUAL FD ADMINISTRATOR, ONE FREEDOM VALLEY DRIVE, OAKS PA 19456-9989	1,023,323.821		6.21%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FUNDAMENTAL INDEXPLUS FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,613.218	*	100.00%
FUNDAMENTAL INDEXPLUS FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,472.573	*	77.36%
FUNDAMENTAL INDEXPLUS FUND	D	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,309.017		22.64%
FUNDAMENTAL INDEXPLUS TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	20,443,655.376	*	58.41%
FUNDAMENTAL INDEXPLUS TR FUND	Institutional		THE UCLA FOUNDATION, ATTN: NEAL AXELROD, 10920 WILSHIRE BLVD STE 900, LOS ANGELES CA 90024-6506	5,637,831.932		16.11%
FUNDAMENTAL INDEXPLUS TR FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	3,734,877.991		10.67%
FUNDAMENTAL INDEXPLUS TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	2,523,173.126		7.21%
FUNDAMENTAL INDEXPLUS TR FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	2,266.524	*	100.00%
FUNDAMENTAL INDEXPLUS TR FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	927,083.016	*	33.99%
FUNDAMENTAL INDEXPLUS TR FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	205,299.820		7.53%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
FUNDAMENTAL INDEXPLUS TR FUND	A	**	RAYMOND JAMES & ASSOC INC, FBO DECATUR MEMORIAL HOSPITAL, CAPITAL ACCOUNT, 2300 N EDWARD ST, DECATUR IL 62526-4163	176,167.150		6.46%
FUNDAMENTAL INDEXPLUS TR FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	177,973.864		13.18%
FUNDAMENTAL INDEXPLUS TR FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	109,852.976		8.14%
FUNDAMENTAL INDEXPLUS TR FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	7,579,491.289	*	68.56%
FUNDAMENTAL INDEXPLUS TR FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	1,790,706.924		16.20%
FUNDAMENTAL INDEXPLUS TR FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	279,855.812	*	81.95%
FUNDAMENTAL INDEXPLUS TR FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	61,633.856		18.05%
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	33,229,547.073		22.16%
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional	**	NORTHERN TRUST CO FBO, TRINITY HEALTH, 801 S CANAL ST # C1-N, CHICAGO IL 60607-4715	29,784,117.056		19.87%
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional	**	STATE STREET KANSAS CITY FBO, PIMCO GLOBAL MULTI-ASSET FND, ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	19,531,377.091		13.03%
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	17,051,794.199		11.37%
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional		CALIFORNIA HEALTHCARE FOUNDATION, 1438 WEBSTER ST STE 400, OAKLAND CA 94612-3228	8,990,411.632		6.00%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GLOBAL ADVANTAGE STRATEGY BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	7,829,665.801		5.22%
GLOBAL ADVANTAGE STRATEGY BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	632,561.813		8.81%
GLOBAL ADVANTAGE STRATEGY BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	148,736.185		7.86%
GLOBAL ADVANTAGE STRATEGY BOND FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	102,057.848		5.39%
GLOBAL ADVANTAGE STRATEGY BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,013,602.511	*	58.25%
GLOBAL ADVANTAGE STRATEGY BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	697,025.325	*	53.67%
GLOBAL ADVANTAGE STRATEGY BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	492,838.235	*	37.94%
GLOBAL ADVANTAGE STRATEGY BOND FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	78,128.690		6.02%
GLOBAL ADVANTAGE STRATEGY BOND FUND	R	**	ING NATIONAL TRUST, 1 ORANGE WAY, WINDSOR CT 06095-4773	105,104.067	*	89.98%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	8,227,117.643	*	40.55%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,775,073.758		8.75%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Institutional		X-ENTITY XXXXX US FINANCING, PRODUCER, 1585 BROADWAY, NEW YORK NY 10036-8200	1,060,896.597		5.23%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Institutional	**	NORTHERN TRUST COMPANY FBO, WEIL GOTSHAL & MANGES PARTNERS, PENSION, 50 S LASALLE, CHICAGO IL 60675-0001	1,051,852.789		5.18%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	13,678.306	*	72.03%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Administrative	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	3,651.051		19.23%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	Administrative	**	CHARLES SCHWAB & CO SPECIAL CUSTODY, ACCT FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMERS, ATTN: CAROL WU/MUTUAL FUND OPS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,659.236		8.74%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	396,438.927		11.39%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	A	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	233,382.647		6.70%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	178,486.841		5.13%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	B	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	23,455.973		7.89%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	21,296.527		7.17%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	B	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	17,271.663		5.81%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	16,988.063		5.72%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	257,290.541		14.20%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	198,896.469		10.98%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	143,668.518		7.93%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	225,023.768	*	53.15%
GLOBAL BOND FUND (U.S. DOLLAR HEDGED)	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	187,348.619	*	44.26%
GLOBAL BOND FUND (UNHEDGED)	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	17,055,922.301		24.37%
GLOBAL BOND FUND (UNHEDGED)	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,379,361.078		9.12%
GLOBAL BOND FUND (UNHEDGED)	Institutional	**	BLUE CROSS & BLUE SHIELD OF, MASSACHUSETTS HMO BLUE INC, ATTN MICHAEL CROWLEY, LANDMARK CENTER, 401 PARK DR, BOSTON MA 02215-3325	6,180,077.092		8.83%
GLOBAL BOND FUND (UNHEDGED)	Institutional	**	BLUE CROSS BLUE SHIELD OF, MASSACHUSETTS INC INDEMNITY, ATTN MICHAEL CROWLEY, LANDMARK CENTER TREASURY 01/07, 401 PARK DR, BOSTON MA 02215-3325	5,828,083.648		8.33%
GLOBAL BOND FUND (UNHEDGED)	Institutional		TUFTS ASSOCIATED HEALTH MAINTENANCE, ORGANIZATION INC, 705 MOUNT AUBURN ST, WATERTOWN MA 02472-1508	5,543,077.044		7.92%
GLOBAL BOND FUND (UNHEDGED)	Institutional	**	STATE STREET KANSAS CITY FBO, PIMCO GLOBAL MULTI-ASSET FND, ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	4,948,169.137		7.07%
GLOBAL BOND FUND (UNHEDGED)	Administrative	**	JOHN HANCOCK LIFE INS CO (USA), ATTN LIZ SEELEY, RPS SEG FUNDS/ACCOUNTING ET-7, 601 CONGRESS ST, BOSTON MA 02210-2804	14,375,821.733	*	74.09%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GLOBAL BOND FUND (UNHEDGED)	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,679,544.835		18.96%
GLOBAL BOND FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	252,704.559		22.31%
GLOBAL MULTI-ASSET FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	36,022,483.812	*	42.92%
GLOBAL MULTI-ASSET FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	14,911,032.086		17.77%
GLOBAL MULTI-ASSET FUND	Institutional	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST, 3 GATEWAY CENTER FL 11, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4000	7,487,174.397		8.92%
GLOBAL MULTI-ASSET FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	11,085,046.403		20.36%
GLOBAL MULTI-ASSET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,738,286.986		8.70%
GLOBAL MULTI-ASSET FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,986,583.752		7.32%
GLOBAL MULTI-ASSET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	10,114,661.325	*	28.25%
GLOBAL MULTI-ASSET FUND	C	**	CITIGROUP GLOBAL MARKETS INC, 109801250, ATTN CINDY TEMPESTA 7TH FL, 333 W 34TH ST, NEW YORK NY 10001-2402	2,669,937.242		7.46%
GLOBAL MULTI-ASSET FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,366,006.523		6.61%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GLOBAL MULTI-ASSET FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	5,274,545.253	*	43.06%
GLOBAL MULTI-ASSET FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	10,829,427.000	*	58.68%
GLOBAL MULTI-ASSET FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	5,176,212.871	*	28.05%
GLOBAL MULTI-ASSET FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	1,300,972.713		7.05%
GLOBAL MULTI-ASSET FUND	R	**	ING NATIONAL TRUST, 1 ORANGE WAY, WINDSOR CT 06095-4773	106,068.380	*	48.98%
GLOBAL MULTI-ASSET FUND	R	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	36,985.523		17.08%
GLOBAL MULTI-ASSET FUND	R	**	NFS LLC FEBO, MARTIN DOBBINS, MARINA DOBBINS, 53 BRECK AVE, BRIGHTON MA 02135-3055	16,128.911		7.45%
GLOBAL MULTI-ASSET FUND	R	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, PETER MANSUR IRA, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	15,086.159		6.97%
GNMA FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	12,602,692.992	*	29.78%
GNMA FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	11,290,263.233	*	26.68%
GNMA FUND	Institutional	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	6,787,896.067		16.04%
GNMA FUND	Institutional	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	2,359,094.775		5.57%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GNMA FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	7,759,613.762		17.80%
GNMA FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	4,684,772.449		10.75%
GNMA FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,274,685.768		5.22%
GNMA FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	178,650.745		6.98%
GNMA FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	171,589.514		6.70%
GNMA FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,590,292.599		11.60%
GNMA FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,633,546.457		7.32%
GNMA FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	7,924,139.324	*	50.81%
GNMA FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	2,905,332.586	*	67.61%
GNMA FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	1,030,500.416		23.98%
GOVERNMENT MONEY MARKET FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	1,048,840.540	*	56.86%
GOVERNMENT MONEY MARKET FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	229,148.630		12.42%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
GOVERNMENT MONEY MARKET FUND	A	**	SSB&T CUST IRA FBO, JAMES A HOLINDRAKE, 1205 PACIFIC HWY UNIT 1603, SAN DIEGO CA 92101-8462	100,028.440		5.42%
GOVERNMENT MONEY MARKET FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	540,146.500	*	54.89%
GOVERNMENT MONEY MARKET FUND	C		LUCY TOSATTO, 630 N EMERSON AVE, WICHITA KS 67212-3528	127,212.850		12.93%
GOVERNMENT MONEY MARKET FUND	C	**	SSB&T CUST ROLLOVER IRA, FBO STEPHANIE HOWE, 914 PACKER ST APT 2, KEY WEST FL 33040-6435	58,457.220		5.94%
GOVERNMENT MONEY MARKET FUND	M	**	CHARLES SCHWAB TRUST CO TTEE, ALLIANZ DRESDNER 401K SAVINGS PLAN, XXXXX, 2423 E LINCOLN DR, PHOENIX AZ 85016-1215	42,029,415.790	*	61.08%
GOVERNMENT MONEY MARKET FUND	M	**	WELLS FARGO BANK NA FBO, MARIN COMMUNITY FOUNDATION, PO BOX 1533, MINNEAPOLIS MN 55480-1533	17,546,606.720	*	25.50%
GOVERNMENT MONEY MARKET FUND	P	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	47,708.800	*	80.44%
GOVERNMENT MONEY MARKET FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, RICHARD K MILLS IRA, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	11,604.000		19.56%
HIGH YIELD FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	147,731,368.988		24.80%
HIGH YIELD FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN; MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	74,641,029.611		12.53%
HIGH YIELD FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	44,700,546.320		7.50%
HIGH YIELD FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	33,427,890.685		5.61%
HIGH YIELD FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	54,333,167.194	*	60.23%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
HIGH YIELD FUND	Administrative	**	VANTAGE TRUST- NAV, ATTN: OUTSIDE MUTUAL FUNDS GROUP, 777 N CAPITOL ST NE STE 600, WASHINGTON DC 20002-4290	7,496,364.335	8.31%
HIGH YIELD FUND	Administrative	**	VANTAGE TRUST- UNITIZED, ATTN: OUTSIDE MUTUAL FUNDS GROUP, 777 N CAPITOL ST NE STE 600, WASHINGTON DC 20002-4290	5,799,148.374	6.43%
HIGH YIELD FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	7,103,133.842	6.11%
HIGH YIELD FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,984,204.023	6.01%
HIGH YIELD FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,135,367.327	9.25%
HIGH YIELD FUND	B	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	692,010.186	5.64%
HIGH YIELD FUND	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	677,412.919	5.52%
HIGH YIELD FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	651,505.649	5.31%
HIGH YIELD FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	9,265,855.706	16.42%
HIGH YIELD FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	5,026,872.554	8.91%
HIGH YIELD FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	3,391,820.055	6.01%
HIGH YIELD FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,893,048.912	5.13%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
HIGH YIELD FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	38,856,983.452	*	51.13%
HIGH YIELD FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	4,750,424.426		6.25%
HIGH YIELD FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	5,070,555.642		17.28%
HIGH YIELD FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	3,692,403.562		12.58%
HIGH YIELD FUND	P	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	1,945,155.250		6.63%
HIGH YIELD FUND	R	**	AMERICAN UNITED INSURANCE CO TTEE, GROUP RETIREMENT ANNUITY, PO BOX 368, INDIANAPOLIS IN 46206-0368	1,477,068.672	*	38.87%
HIGH YIELD FUND	R	**	ING, ENHANCED K-CHOICE, TRUSTEE: RELIANCE TRUST COMPANY, 400 ATRIUM DRIVE, SOMERSET NJ 08873-4162	333,052.849		8.76%
HIGH YIELD FUND	R	**	AMERICAN UNITED INSURANCE CO TTEE, UNIT INVESTMENT TRUST, PO BOX 368, INDIANAPOLIS IN 46206-0368	213,891.192		5.63%
HIGH YIELD MUNICIPAL BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,866,215.686	*	73.26%
HIGH YIELD MUNICIPAL BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,400,328.756		14.94%
HIGH YIELD MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,478,645.628		12.21%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
HIGH YIELD MUNICIPAL BOND FUND	A	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	851,047.714		7.03%
HIGH YIELD MUNICIPAL BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	757,953.213		6.26%
HIGH YIELD MUNICIPAL BOND FUND	A	**	CITIGROUP GLOBAL MARKETS, INC,XXXXX,ATTN CINDY TEMPESTA 7TH FL,333 WEST 34TH ST,NEW YORK NY 10001-2402	692,344.186		5.72%
HIGH YIELD MUNICIPAL BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT,OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,262,155.380		23.45%
HIGH YIELD MUNICIPAL BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	491,442.266		9.13%
HIGH YIELD MUNICIPAL BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	341,339.056		6.34%
HIGH YIELD MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	895,495.390	*	27.51%
HIGH YIELD MUNICIPAL BOND FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	757,175.912		23.26%
HIGH YIELD MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	394,376.931	*	97.84%
INCOME FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	66,618,114.388	*	65.64%
INCOME FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	15,544,049.321		15.32%
INCOME FUND	Administrative	**	VANGUARD MARKETING CORPORATION, 100 VANGUARD BLVD, MALVERN PA 19355-2331	33,032.486	*	56.51%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
INCOME FUND	Administrative		ROBERT S MALIK &, LINDA A MALIK JT WROS, 1263 RICE AVE, CHESHIRE CT 06410-1344	25,016.693	*	42.80%
INCOME FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	644,328.616		9.21%
INCOME FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	534,659.295		7.65%
INCOME FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	392,705.048		5.62%
INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,409,486.514	*	28.39%
INCOME FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	321,590.745		6.48%
INCOME FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	3,789,948.284	*	38.73%
INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	876,061.485	*	83.07%
INCOME FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	93,452.418		8.86%
INCOME FUND	R	**	FRONTIER TR CO FBO, NICK BARBIERI TRUCKING 401K PLAN, XXXXX, PO BOX 10758, FARGO ND 58106-0758	3,248.433	*	34.34%
INCOME FUND	R	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	2,470.090	*	26.11%
INCOME FUND	R	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, JAMES W RICHEY, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	2,399.232	*	25.36%
INCOME FUND	R	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,213.020		12.82%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	19,414,383.592	*	78.22%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	3,182,868.355		12.82%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	215,643.248		12.75%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	160,893.446		9.51%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	100,647.394		5.95%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	19,246.945		5.53%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	100,626.846		15.35%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	42,137.861		6.43%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,913,868.654	*	44.29%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (U.S. DOLLAR HEDGED)	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	707,919.571		16.38%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	18,260,397.322	*	76.32%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	Institutional		THE UCLA FOUNDATION, ATTN: NEAL AXELROD, 10920 WILSHIRE BLVD STE 900, LOS ANGELES CA 90024-6506	2,260,559.462		9.45%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	2,094,936.317		8.76%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,559.110	*	100.00%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	56,414.388		20.17%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	24,348.291		8.71%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	A	**	OPPENHEIMER & CO INC., FBO HAROLD DYRVIK, SUITE 2301 EMBASSY HOUSE, 18 DONGZHIMMENWAI XIAOJING, BEIJING 100004	15,726.678		5.62%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	14,543.578		5.20%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	C	**	SSB&T CUST 403B FBO, CAMAS SCHOOL DISTRICT, TANIS LEE KNIGHT, 1501 NW IVY ST, CAMAS WA 98607-9393	10,520.080		10.93%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	C	**	LPL FINANCIAL SERVICES, A/C XXXXX, 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	8,953.326		9.30%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,850.308		8.15%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	78,593.620	*	48.14%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	28,569.092		17.50%
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	1,471.442	*	60.86%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
INTERNATIONAL STOCKSPLUS TR STRATEGY FUND (UNHEDGED)	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	946.462	*	39.14%
INVESTMENT GRADE CORPORATE BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	78,423,912.525		22.82%
INVESTMENT GRADE CORPORATE BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	46,471,514.963		13.52%
INVESTMENT GRADE CORPORATE BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	34,544,389.684		10.05%
INVESTMENT GRADE CORPORATE BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	19,560,122.004		5.69%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	DGTC AS CUST AND/OR TTEE, FBO THE CHURCH OF GOD, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001	1,249,814.244	*	28.70%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	1,083,352.339		24.88%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	DGTC AS CUST AND/OR TTEE, FBO THE WESLEYAN PENSION FUND, ATTN RIS NPTO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001	747,866.591		17.17%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR,CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	544,027.497		12.49%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	FIFTH THIRD BANK FBO CINTAS PIMCO, INV GRD CORP BD FD XXXXX, 5001 KINGSLEY DR, CINCINNATI OH 45263-0001	347,851.047		7.99%
INVESTMENT GRADE CORPORATE BOND FUND	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	241,342.691		5.54%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
INVESTMENT GRADE CORPORATE BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	7,199,707.198		11.90%
INVESTMENT GRADE CORPORATE BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOXT 9446, MINNEAPOLIS MN 55440-9446	6,378,305.174		10.54%
INVESTMENT GRADE CORPORATE BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,904,418.826		9.76%
INVESTMENT GRADE CORPORATE BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,225,947.485		23.64%
INVESTMENT GRADE CORPORATE BOND FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	3,304,860.439		9.50%
INVESTMENT GRADE CORPORATE BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	2,566,967.754		7.38%
INVESTMENT GRADE CORPORATE BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,900,601.140		5.46%
INVESTMENT GRADE CORPORATE BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	10,755,379.627	*	37.65%
INVESTMENT GRADE CORPORATE BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,233,676.348	*	69.35%
INVESTMENT GRADE CORPORATE BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	2,888,344.900		24.33%
LONG DURATION TOTAL RETURN FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	46,534,310.198		13.98%
LONG DURATION TOTAL RETURN FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT REINV/REINV, 733 MARQUETTE AVE SOUTH, MINNEAPOLIS MN 55479-0001	33,333,322.823		10.02%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
LONG DURATION TOTAL RETURN FUND	Institutional		LORILLARD TOBACCO COMPANY, EMPLOYEES RETIREMENT TRUSTS, C/O LORILLARD TOBACCO COMPANY, 714 GREEN VALLEY RD, GREENSBORO NC 27408-7018	33,133,182.997		9.96%
LONG DURATION TOTAL RETURN FUND	Institutional	**	ERNST & YOUNG DEFINED BENEFIT, RETIREMENT PLAN TRUST, ATTN TOTAL REWARDS-BENEFITS, 200 PLAZA DR STE 2, SECAUCUS NJ 07094-3607	21,193,905.781		6.37%
LONG DURATION TOTAL RETURN FUND	P	**	SAXON & CO, FBO: XXXXX, P.O BOX 7780-1888, PHILADELPHIA PA 19182-0001	206,054.931	*	65.22%
LONG DURATION TOTAL RETURN FUND	P	**	SAXON AND CO, FBO XXXXX, POBOX 7780-1888, PHILADELPHIA PA 19182-0001	77,316.059		24.47%
LONG DURATION TOTAL RETURN FUND	P	**	SAXON AND CO, FBO XXXXX, POBOX 7780-1888, PHILADELPHIA PA 19182-0001	23,281.032		7.37%
LONG-TERM CREDIT FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	82,292,115.154	*	55.06%
LONG-TERM CREDIT FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	22,678,284.514		15.17%
LONG-TERM U.S. GOVERNMENT FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	20,528,803.289	*	45.75%
LONG-TERM U.S. GOVERNMENT FUND	Institutional	**	NORTHERN TRUST CO CUST FBO, PENSION TR OF LOREAL USA A/C, XXXXX, PO BOX 92956, CHICAGO IL 60675-0001	8,636,895.534		19.25%
LONG-TERM U.S. GOVERNMENT FUND	Institutional		FIELD NOMINEES A/C XXXXX, 65 FRONT ST, HAMILTON, PO BOX HM 195, BERMUDA HM 11	3,748,749.179		8.35%
LONG-TERM U.S. GOVERNMENT FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	6,020,051.744	*	54.60%
LONG-TERM U.S. GOVERNMENT FUND	Administrative	**	STATE STREET BANK & TRUST CO TTEE, FBO SOUTHERN CALIFORNIA EDISON, STOCK SAVINGS PLUS PLAN, ATTN DEFINED CONTRIBUTION SVC- SPG, 2 AVENUE DE LAFAYETTE, BOSTON MA 02111-1724	4,249,172.381	*	38.54%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
LONG-TERM U.S. GOVERNMENT FUND	A	**	MASSACHUSETTES MUTUAL, LIFE INSURANCE CO, 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	3,502,291.944		19.20%
LONG-TERM U.S. GOVERNMENT FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,817,060.885		9.96%
LONG-TERM U.S. GOVERNMENT FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	926,576.951		5.08%
LONG-TERM U.S. GOVERNMENT FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	188,149.538		15.39%
LONG-TERM U.S. GOVERNMENT FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,619,984.835	*	37.98%
LONG-TERM U.S. GOVERNMENT FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	248,269.200		5.82%
LONG-TERM U.S. GOVERNMENT FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	654,429.599	*	40.31%
LONG-TERM U.S. GOVERNMENT FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	292,824.561		18.04%
LOW DURATION FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	234,237,496.208		19.06%
LOW DURATION FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	198,247,516.148		16.13%
LOW DURATION FUND	Institutional	**	MLTC OF AMERICA DUPONT, SAVINGS ATTN, ATTN ERIC HUNT, 1400 MERRILL LYNCH DRIVE 04 3S F, PENNINGTON NJ 08534-4125	66,536,259.956		5.41%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
LOW DURATION FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	44,385,679.414	*	44.39%
LOW DURATION FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	32,167,429.349	*	32.17%
LOW DURATION FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	57,487,977.439		18.39%
LOW DURATION FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	37,368,353.335		11.96%
LOW DURATION FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	17,673,011.264		5.65%
LOW DURATION FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	16,620,886.135		5.32%
LOW DURATION FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	436,439.291		7.23%
LOW DURATION FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	20,327,124.740		23.14%
LOW DURATION FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	6,302,648.740		7.18%
LOW DURATION FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	5,995,149.001		6.83%
LOW DURATION FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	4,780,008.923		5.44%
LOW DURATION FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	39,760,496.989	*	25.58%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
LOW DURATION FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	7,941,047.481		5.11%
LOW DURATION FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	24,171,159.622	*	44.96%
LOW DURATION FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	17,528,415.650	*	32.60%
LOW DURATION FUND	R	**	ING LIFE INSURANCE & ANNUITY CO, 151 FARMINGTON AVE, HARTFORD CT 06156-0001	742,269.603		12.75%
LOW DURATION FUND	R	**	DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP QUALI, FIED FIA OMNIBUS, ATTN NPIO TRADE DESK, 711 HIGH STREET, DES MOINES IA 50392-0001	712,207.102		12.24%
LOW DURATION FUND	R	**	STATE STREET BANK TRUSTEE, AND/OR CUSTODIAN, FBO ADP ACCESS, 1 LINCOLN ST, BOSTON MA 02111-2901	360,568.284		6.20%
LOW DURATION FUND II	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	12,729,386.585		23.09%
LOW DURATION FUND II	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	9,531,581.990		17.29%
LOW DURATION FUND II	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	5,073,872.185		9.20%
LOW DURATION FUND II	Institutional		THE MONTEFIORE IPA INC, 200 CORPORATE BLVD S, YONKERS NY 10701-6806	3,976,137.410		7.21%
LOW DURATION FUND II	Administrative	**	US BANK NA FBO WELLS FARGO, EXECUTIVE BENEFITS, PO BOX 1787, MILWAUKEE WI 53201-1787	1,244,055.919	*	87.94%
LOW DURATION FUND II	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	115,218.371		8.14%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
LOW DURATION FUND II	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,010.502	*	100.00%
LOW DURATION FUND III	Institutional		THE SALVATION ARMY, A GEORGIA CORP, 1424 NORTHEAST EXPWY, ATTN OFFICE OF INVESTMENTS, ATLANTA GA 30329	5,514,278.688	*	27.05%
LOW DURATION FUND III	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,062,593.372		15.03%
LOW DURATION FUND III	Institutional		ST JOSEPH HOSPITAL, FOUNDATION, ATTN: MRS JULIE HOLT, 505 S MAIN ST STE 700, ORANGE CA 92868-4527	2,276,312.203		11.17%
LOW DURATION FUND III	Institutional		NATIONAL JEWISH HEALTH, STRATEGIC INITIATIVE, ATTN JENNIFER POWERS, FINANCE DEPT, 1400 JACKSON ST, DENVER CO 80206-2762	2,050,897.012		10.06%
LOW DURATION FUND III	Institutional	**	DINGLE & CO, C/O COMERICA BANK, ATTN XXXXX/MUTUAL FUNDS, PO BOX 75000, DETROIT MI 48275-0001	1,433,941.181		7.04%
LOW DURATION FUND III	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,036,629.977		5.09%
LOW DURATION FUND III	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	26,900.738	*	38.76%
LOW DURATION FUND III	Administrative	**	ROBERT W BAIRD & CO INC, A/C XXXXX, 777 EAST WISCONSIN AVENUE, MILWAUKEE WI 53202-5391	24,239.304	*	34.93%
LOW DURATION FUND III	Administrative	**	NABANK & CO, PO BOX 2180, TULSA OK 74101-2180	18,261.317	*	26.31%
MODERATE DURATION FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	32,781,976.274		16.59%
MODERATE DURATION FUND	Institutional	**	THE NORTHERN TRUST COMPANY AS, TRUSTEE FOR THE BENEFIT OF, ACCENTURE PROFIT SHARING AND 401K, TRUST PLAN - DV, PO BOX 92994, CHICAGO IL 60675-0001	20,549,895.448		10.40%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MODERATE DURATION FUND	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT CASH/CASH, PO BOX 1533, MINNEAPOLIS MN 55480-1533	14,764,315.311		7.47%
MODERATE DURATION FUND	Institutional	**	FBR NATIONAL TRUST COMPANY, FBO NATIONAL AUTOMOBILE DEALERS &, ASSOCIATES RETIREMENT TRUST, 8270 GREENSBORO DR STE 400, MCLEAN VA 22102-3879	14,656,400.687		7.42%
MODERATE DURATION FUND	Institutional	**	KEY BANK NA, FBO SALT RIVER PIMA, MUTUAL FUND SERVICES, PO BOX 94871, CLEVELAND OH 44101-4871	12,334,808.196		6.24%
MODERATE DURATION FUND	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	965.908	*	100.00%
MONEY MARKET FUND	Institutional		AMERICA MOVIL SAB DE CV, ATTN JOSE CORONA, LAGO ALBERTO 366, EDIFICIO AMERICA MOVIL, COL ANAHUAC, 11320 MEXICO DF	233,017,750.440	*	64.76%
MONEY MARKET FUND	Institutional	**	MERCER TRUST COMPANY CUST FBO, ABBOTT LABS PUERTO RICO SRP, ATTN DC PLAN ADMIN, 1 INVESTORS WAY MSC N-4-E, NORWOOD MA 02062-1599	20,166,991.190		5.61%
MONEY MARKET FUND	Institutional	**	STATE STREET BANK & TRUST AS CUST, FOR SOUTH DAKOTA HIGHER EDUCATION, SAVINGS TRUST 14-18 YRS, ATTN: TRUST OPERATIONS, 801 PENNSYLVANIA, KANSAS CITY MO 64105-1307	18,930,862.880		5.26%
MONEY MARKET FUND	Administrative	**	MERCER TRUST CO TTEE, FBO STRUCTURE TONE ORGANIZATION, 401K PLAN PSP, ATTN DC PLAN ADMIN MS N2H, 1 INVESTORS WAY, NORWOOD MA 02062-1599	11,791,088.030	*	30.16%
MONEY MARKET FUND	Administrative	**	RELIANCE TR CO CUST FBO, CORNELL COMPANIES INC 401K PLAN, PO BOX 48529, ATLANTA GA 30362-1529	10,420,250.350	*	26.65%
MONEY MARKET FUND	Administrative	**	TD AMERITRADE TRUST COMPANY, CO# XXXXX, PO BOX 17748, DENVER CO 80217-0748	4,990,192.540		12.76%
MONEY MARKET FUND	Administrative	**	WILMINGTON TRUST RISC CUST FBO, INTERNATIONAL GARDEN PRODUCTS INC, 401(K) SAVINGS PLAN, PO BOX 52129, PHOENIX AZ 85072-2129	2,179,667.280		5.58%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MONEY MARKET FUND	Administrative	**	RELIANCE TRUST CO FBO, LFP INC 401K PLAN, PO BOX 48529, ATLANTA GA 30362-1529	1,965,894.885		5.03%
MONEY MARKET FUND	A	**	C/O FASCORE LLC, ORCHARD TR CO TTEE, FBO NMB USA INC RSP, 8515 E ORCHARD RD 2T2, GREENWOOD VLG CO 80111-5002	11,907,066.090		8.01%
MONEY MARKET FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	6,394,179.120		9.93%
MORTGAGE-BACKED SECURITIES FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	7,354,422.524	*	31.33%
MORTGAGE-BACKED SECURITIES FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,429,357.782	*	27.39%
MORTGAGE-BACKED SECURITIES FUND	Institutional		SOMPO JAPAN INSURANCE COMPANY OF, AMERICA, ATTN TAMMY VAN DUNK, TWO WORLD FINANCIAL CENTER 43RD FL, 225 LIBERTY STREET, NEW YORK NY 10281-1008	3,898,248.667		16.61%
MORTGAGE-BACKED SECURITIES FUND	Institutional	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	1,405,876.501		5.99%
MORTGAGE-BACKED SECURITIES FUND	Institutional	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	1,336,301.428		5.69%
MORTGAGE-BACKED SECURITIES FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	2,204,569.053	*	30.20%
MORTGAGE-BACKED SECURITIES FUND	Administrative	**	FIRST UNION NATIONAL BANK, 401 S TRYON ST FRB-3, ATT CMG FIDUCIARY OP FUND GR, MAIL CODE: CMG-2-1151, CHARLOTTE NC 28202-1934	1,791,267.916		24.54%
MORTGAGE-BACKED SECURITIES FUND	Administrative	**	CHARLES SCHWAB & CO SPECIAL CUSTODY, ACCT FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMERS, ATTN: CAROL WU/MUTUAL FUND OPS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	863,477.701		11.83%
MORTGAGE-BACKED SECURITIES FUND	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	757,491.401		10.38%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MORTGAGE-BACKED SECURITIES FUND	Administrative	**	FRONTIER TRUST CO FBO, HERITAGE VALLEY HEALTH SYSTEM 403B, PLAN #XXXXX, PO BOX 10758, FARGO ND 58106-0758	612,969.431		8.40%
MORTGAGE-BACKED SECURITIES FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	3,128,408.738	*	27.14%
MORTGAGE-BACKED SECURITIES FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	58,696.825		8.15%
MORTGAGE-BACKED SECURITIES FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	48,015.203		6.67%
MORTGAGE-BACKED SECURITIES FUND	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	42,516.324		5.91%
MORTGAGE-BACKED SECURITIES FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	983,334.358		23.59%
MORTGAGE-BACKED SECURITIES FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	633,137.793		15.19%
MORTGAGE-BACKED SECURITIES FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,639,154.753	*	40.73%
MORTGAGE-BACKED SECURITIES FUND	D	**	NFS LLC FEBO, AST TRUST COMPANY, FBO XXXXX, PO BOX 52129, PHOENIX AZ 85072-2129	1,180,424.297		10.36%
MORTGAGE-BACKED SECURITIES FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,933,286.004	*	70.19%
MORTGAGE-BACKED SECURITIES FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	254,898.611		9.25%
MUNICIPAL BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,234,011.054	*	37.04%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MUNICIPAL BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	4,604,427.142	*	27.35%
MUNICIPAL BOND FUND	Institutional		DEAN HEALTH SYSTEMS INC, ATTN KEVIN STEVENS, 1808 W BELTLINE HWY, MADISON WI 53713-2334	1,283,134.534		7.62%
MUNICIPAL BOND FUND	Institutional	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE, BENEFIT OF ITS CUSTOMERS, ATTN: SERVICE TEAM, 4800 DEER LAKE DRIVE EAST 3RD FL, JACKSONVILLE FL 32246-6484	1,020,481.866		6.06%
MUNICIPAL BOND FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	50,805.719	*	45.72%
MUNICIPAL BOND FUND	Administrative	**	IITC & CO, PO BOX 189, NIWOT CO 80544-0189	33,882.030	*	30.49%
MUNICIPAL BOND FUND	Administrative	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	10,769.590		9.69%
MUNICIPAL BOND FUND	Administrative	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	7,080.954		6.37%
MUNICIPAL BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,671,267.663		12.17%
MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,236,046.293		9.00%
MUNICIPAL BOND FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	756,654.159		5.51%
MUNICIPAL BOND FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	93,108.348		10.60%
MUNICIPAL BOND FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	52,958.657		6.03%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MUNICIPAL BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,755,456.531		23.82%
MUNICIPAL BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	497,805.796		6.76%
MUNICIPAL BOND FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	448,135.777		6.08%
MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	609,515.944	*	30.46%
MUNICIPAL BOND FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	148,925.173		7.44%
MUNICIPAL BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	252,020.426	*	55.17%
MUNICIPAL BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	204,761.865	*	44.83%
MUNIGO	Institutional	**	FIRST PREMIER BANK TTEE, UA DTD 01/30/2007, NICHOLAS F TAUBMAN UTA DTD 7/13/64, C/O MOZART INVESTMENTS, 2965 COLONNADE DR STE 300, ROANOKE VA 24018-3541	497,017.893	*	28.32%
MUNIGO	Institutional		NICHOLAS F TAUBMAN, C/O MOZART INVESTMENTS, 2965 COLONNADE DR STE 300, ROANOKE VA 24018-3541	497,017.893	*	28.32%
MUNIGO	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	309,613.565		17.64%
MUNIGO	Institutional	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	200,129.408		11.40%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
MUNIGO	A	**	RAYMOND JAMES & ASSOC INC, FBO JULIE M CLEMENS &, PETER J CLEMENS IV TTEE, JULIE M CLEMENS REV LIV TRUST, 2383 N BERRYS CHAPEL RD, FRANKLIN TN 37069-6602830	98,014.909		13.09%
MUNIGO	A	**	NFS LLC FEBO, MANMOHAN S KALSI, MARIE LUISE S KALSI, 13307 CAROUSEL CT, HOUSTON TX 77041-6572	96,385.210		12.87%
MUNIGO	A	**	NFS LLC FEBO, DEAN M FLATT, MARY ANN FLATT, 31 SUMMER HILL RD, WAYNE NJ 07470-8417	49,868.606		6.66%
MUNIGO	C	**	FIRST CLEARING, LLC, A/C XXXXX, 2801 MARKET ST, SAINT LOUIS MO 63103-2523	22,576.180		11.63%
MUNIGO	C	**	FIRST CLEARING LLC, A/C XXXXX, 2801 MARKET ST, SAINT LOUIS MO 63103-2523	14,553.736		7.50%
MUNIGO	C	**	FIRST CLEARING LLC, A/C XXXXX, KAREN SILVERSTEIN, 269 LANSING STATION RD, LANSING NY 14882-8605	14,213.726		7.32%
MUNIGO	C	**	FIRST CLEARING LLC, ACCOUNT XXXXX, WILLIAM J SANTORO &, JACKI F SANTORO JTWROS, 67 FOREST ST, WINCHESTER MA 01890-1234	10,644.212		5.49%
MUNIGO	C	**	NFS LLC FEBO, EDWARD M HUNTER, MARY T HUNTER, PO BOX 1806, FLAGLER BEACH FL 32136-1806	9,763.606		5.03%
MUNIGO	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, ATTN MUTUAL FUNDS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	160,978.242	*	51.28%
MUNIGO	D	**	NFS LLC FEBO, STEVEN J GILBERT, 785 SMITH RIDGE RD, NEW CANAAN CT 06840-3228	100,182.791	*	31.91%
MUNIGO	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,016.033	*	100.00%
NEW YORK MUNICIPAL BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,732,823.816	*	55.00%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
NEW YORK MUNICIPAL BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	2,847,729.529	*	33.09%
NEW YORK MUNICIPAL BOND FUND	Institutional	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	549,281.654		6.38%
NEW YORK MUNICIPAL BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	373,850.796		8.50%
NEW YORK MUNICIPAL BOND FUND	A		CAROL E MEYER &, STEVE WOOD JTWROS, 223 LEGGET RD, HIGH FALLS NY 12440-5705	337,748.192		7.68%
NEW YORK MUNICIPAL BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	287,367.891		6.54%
NEW YORK MUNICIPAL BOND FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	260,206.980		5.92%
NEW YORK MUNICIPAL BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	237,044.682		5.39%
NEW YORK MUNICIPAL BOND FUND	C	**	OPPENHEIMER & CO INC, FBO JUDITH C KESSLER, 770 HARTSDALE ROAD, WHITE PLAINS NY 10607-1815	23,195.193		13.60%
NEW YORK MUNICIPAL BOND FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, 707 2ND AVE SOUTH, MINNEAPOLIS MN 55402-2405	18,509.664		10.86%
NEW YORK MUNICIPAL BOND FUND	C	**	FIRST CLEARING, LLC, A/C XXXXX, 2801 MARKET ST, SAINT LOUIS MO 63103-2523	13,911.491		8.16%
NEW YORK MUNICIPAL BOND FUND	C		KAREN W SOLOROW, 345 E 73RD ST APT 8J, NEW YORK NY 10021-3788	12,242.025		7.18%
NEW YORK MUNICIPAL BOND FUND	C		KAREN W SOLOROW, 345 E 73RD ST APT 8J, NEW YORK NY 10021-3788	9,574.112		5.62%
NEW YORK MUNICIPAL BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,645,944.419	*	57.35%
REAL INCOME 2019 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	84,270.414	*	28.44%
REAL INCOME 2019 FUND	A	**	SSB&T CUST ROLLOVER IRA, FBO WILLIAM J EBERHARDT, 127 GOLFVIEW DR, GIBSONIA PA 15044-8001	30,030.030		10.13%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL INCOME 2019 FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	23,953.251		8.08%
REAL INCOME 2019 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	20,886.232		7.05%
REAL INCOME 2019 FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	195,652.941	*	79.80%
REAL INCOME 2019 FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	19,738.403	*	62.35%
REAL INCOME 2019 FUND	D	**	VANGUARD BROKERAGE SERVICES, A/C XXXXX, PO BOX 1170, VALLEY FORGE PA 19482-1170	3,589.744		11.34%
REAL INCOME 2019 FUND	D	**	NFS LLC FEBO, FMT CO CUST IRA, FBO LESLIE STECKLER, 7140 CATALUNA CIRCLE, DELRAY BEACH FL 33446-3176	2,000.098		6.32%
REAL INCOME 2019 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	321,779.716	*	72.30%
REAL INCOME 2019 FUND	Institutional	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	87,283.870		19.61%
REAL INCOME 2019 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	22,376.710		5.03%
REAL INCOME 2019 FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	19,110.986	*	85.90%
REAL INCOME 2019 FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	3,137.801		14.10%
REAL INCOME 2029 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	311,434.976	*	68.76%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL INCOME 2029 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	49,701.789		10.97%
REAL INCOME 2029 FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	31,251.661		6.90%
REAL INCOME 2029 FUND	Institutional	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	29,499.364		6.51%
REAL INCOME 2029 FUND	Institutional	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	29,368.727		6.48%
REAL INCOME 2029 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	13,590.997	*	33.74%
REAL INCOME 2029 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	9,749.148		24.21%
REAL INCOME 2029 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	4,863.813		12.08%
REAL INCOME 2029 FUND	A	**	NFS LLC FEBO, BRUCE J MOYER, JUDITH L MOYER, 3790 COOKTON GRANGE RD, MANSFIELD OH 44903-8937	3,850.569		9.56%
REAL INCOME 2029 FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	2,478.948		6.15%
REAL INCOME 2029 FUND	C	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	8,500.000	*	54.15%
REAL INCOME 2029 FUND	C	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	1,534.502		9.78%
REAL INCOME 2029 FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,520.544		9.69%
REAL INCOME 2029 FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,506.004		9.59%
REAL INCOME 2029 FUND	C	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DR, SAN DIEGO CA 92121-1968	1,083.456		6.90%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL INCOME 2029 FUND	C	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,035.014		6.59%
REAL INCOME 2029 FUND	D	**	NFS LLC FEBO, ALLERTON D MARSHALL MARY MARKLEY MA, RSHALL TTEE ALLERTON D MARSHALL, TR T U/A 9/20/93, 33 OLD FORT DR, HILTON HEAD SC 29926-2601	10,022.325	*	53.07%
REAL INCOME 2029 FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,203.422		22.26%
REAL INCOME 2029 FUND	D	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,036.715		5.49%
REAL INCOME 2029 FUND	D	**	NFS LLC FEBO, FMT CO CUST IRA ROLLOVER, FBO MICHAEL J KELLY, 450 HARWICK CT, 450 HARWICK CT, PISCATAWAY NJ 08854-6228	996.435		5.28%
REAL INCOME 2029 FUND	D	**	NFS LLC FEBO, FMT CO CUST IRA, FBO PATRICIA J BLACK, 4339 PRAIRIE LOFT WAY NE, ALBUQUERQUE NM 87111-8714	990.412		5.24%
REAL INCOME 2029 FUND	D	**	NFS LLC FEBO, FMT CO CUST IRA, FBO ROBERT E ESTERLY, 4339 PRAIRIE LOFT WAY NE, ALBUQUERQUE NM 87111-8714	990.412		5.24%
REAL INCOME 2029 FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,773.988	*	89.42%
REAL INCOME 2029 FUND	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,037.785		10.58%
REAL RETURN ASSET FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	157,161,979.898	*	73.30%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL RETURN ASSET FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	42,901,273.166		20.01%
REAL RETURN FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	205,710,334.982	*	31.75%
REAL RETURN FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	135,767,528.720		20.96%
REAL RETURN FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	31,985,964.003	*	31.20%
REAL RETURN FUND	Administrative	**	JOHN HANCOCK LIFE INS CO (USA), ATTN LIZ SEELEY, RPS SEG FUNDS/ACCOUNTING ET-7, 601 CONGRESS ST, BOSTON MA 02210-2804	23,814,458.441		23.23%
REAL RETURN FUND	Administrative	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT, OF IT’S CUSTOMERS, ATTN SERVICE TEAM, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	6,727,936.832		6.56%
REAL RETURN FUND	Administrative	**	NEW YORK LIFE TRUST COMPANY, 169 LACKAWANNA AVE, PARSIPPANY NJ 07054-1007	5,461,509.392		5.33%
REAL RETURN FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	44,782,508.648		12.40%
REAL RETURN FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	32,461,443.056		8.99%
REAL RETURN FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	26,466,326.850		7.33%
REAL RETURN FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	2,028,308.475		8.56%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	59,550,033.451	*	26.27%
REAL RETURN FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	20,258,901.833		8.94%
REAL RETURN FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	14,722,348.110		6.49%
REAL RETURN FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	12,712,174.322		5.61%
REAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	44,403,328.635	*	30.28%
REAL RETURN FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	17,453,344.867		11.90%
REAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	42,647,113.414	*	61.87%
REAL RETURN FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	15,210,165.713		22.06%
REAL RETURN FUND	P	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	5,945,712.976		8.63%
REAL RETURN FUND	R	**	HARTFORD LIFE INSURANCE CO, 401K SEPARATE ACCOUNT, PO BOX 2999, HARTFORD CT 06104-2999	5,220,394.496		20.44%
REAL RETURN FUND	R	**	UMB BANK N/A, FIDUCIARY FOR TAX DEFERRED A/C’S, 1 SW SECURITY BENEFIT PL, TOPEKA KS 66636-1000	2,204,849.916		8.63%
REAL RETURN FUND	R	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,386,380.742		5.43%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REAL RETURN FUND	R	**	MG TRUSTCO CUSTODIAN FBO, SANTA ROSA RANCHERIA TACHI TR, 700 17TH ST STE 300, DENVER CO 80202-3531	1,315,630.558		5.15%
REALESTATEREALRETURN STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	62,836,427.325	*	62.04%
REALESTATEREALRETURN STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	26,089,992.616	*	25.76%
REALESTATEREALRETURN STRATEGY FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	374,075.472		5.04%
REALESTATEREALRETURN STRATEGY FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	347,855.052		10.18%
REALESTATEREALRETURN STRATEGY FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	325,199.320		9.51%
REALESTATEREALRETURN STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,181,639.576	*	33.37%
REALESTATEREALRETURN STRATEGY FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	499,032.671		14.09%
REALESTATEREALRETURN STRATEGY FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	263,161.680		7.43%
REALESTATEREALRETURN STRATEGY FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	328,737.887	*	57.18%
REALESTATEREALRETURN STRATEGY FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	166,372.266	*	28.94%
REALESTATEREALRETURN STRATEGY FUND	P	**	LPL FBO LPL CUSTOMERS, ATTN MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22,BOSTON MA 02108-3106	69,819.642		12.14%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2010 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	387,734.483	*	78.19%
REALRETIREMENT® 2010 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	87,135.668		17.57%
REALRETIREMENT® 2010 FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,299.029	*	100.00%
REALRETIREMENT® 2010 FUND	A		MIRTA G MARTEN, 10 PASADENA DR, PLAINVIEW NY 11803-3706	10,208.655		10.54%
REALRETIREMENT® 2010 FUND	A	**	ROBERT W BAIRD & CO. INC., A/C XXXXX, 777 EAST WISCONSIN AVENUE, MILWAUKEE WI 53202-5300	9,585.469		9.90%
REALRETIREMENT® 2010 FUND	A	**	FIRST CLEARING LLC, A/C XXXXX, 2801 MARKET ST, SAINT LOUIS MO 63103-2523	7,050.529		7.28%
REALRETIREMENT® 2010 FUND	A	**	SSB&T TRUST CO CUST R/O IRA FBO, MARGOT DEVLIN, 416 DOVE CT, LUMBERTON NJ 08048-4234	6,606.639		6.82%
REALRETIREMENT® 2010 FUND	A	**	NFS LLC FEBO, FREDERIKA SUMELIUS, TOD BENES ON FILE, 6373 VINE HILL RD, SEBASTOPOL CA 95472-2051	6,214.463		6.42%
REALRETIREMENT® 2010 FUND	A	**	FIRST CLEARING LLC, A/C XXXXX, FERNE MANN ANTKOWIAK, 644 KERPER ST, PHILADELPHIA PA 19111-4702	5,275.917		5.45%
REALRETIREMENT® 2010 FUND	C	**	RAYMOND JAMES & ASSOC INC CSDN, FBO WALDO W COE IRA, 2344 PINTA DR, WINSTON SALEM NC 27106-9759446	8,371.503		19.97%
REALRETIREMENT ® 2010 FUND	C		ANNE H MCCLINTIC, 1811 KILGORE RD, GILLETT PA 16925-9434	4,167.940		9.94%
REALRETIREMENT® 2010 FUND	C		STEVEN I FREILICH, 11817 UNION TPKE APT 7F, FOREST HILLS NY 11375-6102	3,972.826		9.48%
REALRETIREMENT® 2010 FUND	C	**	E*TRADE CLEARING LLC, XXXXX, IRA CUST, PO BOX 1542, MERRIFIELD VA 22116-1542	3,442.211		8.21%
REALRETIREMENT® 2010 FUND	C		NEAL L GEORGE &, JUDY R GEORGE, JT TEN WROS NOT TC, 150 DEER TRL, SCOTT CITY KS 67871-4037	3,315.111		7.91%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2010 FUND	C	**	RAYMOND JAMES & ASSOC INC CSDN, FBO MARJORIE T KESSEL IRA, 2503 5TH ST, PERU IL 61354-2401	2,785.776		6.65%
REALRETIREMENT® 2010 FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	6,851.678	*	32.15%
REALRETIREMENT® 2010 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO DAVID J SANDERS, 1620 BELVEDERE PL, ROUND ROCK TX 78665-5658	4,289.198		20.12%
REALRETIREMENT® 2010 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO SALLIE E FORD, 4500 WEEKS PARK LN, WICHITA FALLS TX 76308-4938	3,106.692		14.58%
REALRETIREMENT® 2010 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO LAURA E DEMERCURIO, 325 HILLCREST AVE, DECATUR GA 30030-2010	1,935.343		9.08%
REALRETIREMENT ® 2010 FUND	D	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,278.783		6.00%
REALRETIREMENT® 2010 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO DONALD R TEBEAU, 2659 N 162ND AVE, GOODYEAR AZ 85395-8004	1,254.889		5.89%
REALRETIREMENT® 2010 FUND	R		STRATTON D YATRON WILLIAM P, YATRON FBO, ADELPHI KITCHENS INC RSP, 300 E PENN AVE, ROBESONIA PA 19551-8902	8,511.191	*	58.85%
REALRETIREMENT® 2010 FUND	R	**	NFS LLC FEBO, NFS/FMTC R/O IRA, FBO TIMOTHY M MOREHEAD, 1932 BAYARD AVE, SAINT PAUL MN 55116-1215	4,184.541	*	28.93%
REALRETIREMENT® 2010 FUND	R	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,308.399		9.05%
REALRETIREMENT® 2020 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	384,433.415	*	93.78%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2020 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	25,500.130		6.22%
REALRETIREMENT® 2020 FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,263.746	*	100.00%
REALRETIREMENT® 2020 FUND	A	**	PIMCO FUNDS, DEFERRED TRUST ACCOUNT, FBO E PHILIP CANNON, 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105	21,380.285		13.70%
REALRETIREMENT® 2020 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	11,914.000		7.64%
REALRETIREMENT® 2020 FUND	A	**	NFS LLC FEBO, NFS/FMTC R/O IRA, FBO THOMAS JACOBSON, 205 N PORTER, WAUKESHA WI 53186-8112	8,424.015		5.40%
REALRETIREMENT® 2020 FUND	C	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	14,809.036		21.79%
REALRETIREMENT® 2020 FUND	C	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	14,180.916		20.86%
REALRETIREMENT® 2020 FUND	C	**	SSB&T CUST IRA, FBO BILLY E GILLESPIE, 11610 SHERWOOD FOREST, AUSTIN TX 78759-4305	6,882.726		10.13%
REALRETIREMENT® 2020 FUND	C	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	5,232.333		7.70%
REALRETIREMENT® 2020 FUND	C		CHARLES G LAMPLEY IV CUST, FBO ELIZABETH BAIRD LAMPLEY, UNIF TRANS MIN ACT NC, 2911 LAURA RD, SHELBY NC 28150-9316	3,947.990		5.81%
REALRETIREMENT® 2020 FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	78,525.210	*	62.21%
REALRETIREMENT® 2020 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO NEIL F GRABOWSKI, 777 FIRST PARISH RD, SCITUATE MA 02066-3128	19,547.355		15.49%
REALRETIREMENT® 2020 FUND	D	**	NFS LLC FEBO, FMT CO CUST IRA ROLLOVER, FBO PAMELA R LEVY, 537 BUFFLEHEAD DR, KIAWAH ISLAND SC 29455-5791	12,312.585		9.75%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2020 FUND	R	**	MG TRUST COMPANY TRUSTEE, SOUTHERN BEVERAGE CO., INC., 700 17TH STREET, SUITE 300, DENVER CO 80202-3531	48,460.771	*	66.06%
REALRETIREMENT® 2020 FUND	R		YUVAL YANIV FBO, ADVANCED TECHNICAL SOLUTIONS I 401K, PSP & TR, 2986 NAVAJO STREET, YORKTOWN HTS NY 10598-1834	11,823.058		16.12%
REALRETIREMENT® 2020 FUND	R		STRATTON D YATRON WILLIAM P, YATRON FBO, ADELPHI KITCHENS INC RSP, 300 E PENN AVE, ROBESONIA PA 19551-8902	10,888.204		14.84%
REALRETIREMENT® 2030 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	388,787.928	*	82.91%
REALRETIREMENT® 2030 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	77,294.566		16.48%
REALRETIREMENT® 2030 FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,292.092	*	100.00%
REALRETIREMENT® 2030 FUND	A	**	NFS LLC FEBO, THOMAS H JORDAN III, 6255 ZINFANDEL DR, SUWANEE GA 30024-3486	10,086.584		13.21%
REALRETIREMENT® 2030 FUND	A	**	EDWARD D JONES & CO CUST, FBO KELLY RICHARDS IRA, 19 SKYLINE DRIVE, DANBURY CT 06810-7034	9,365.135		12.27%
REALRETIREMENT® 2030 FUND	A	**	EDWARD D JONES & CO CUST, MCMURRY & CO PC, FBO DIANA TONN SRI, 412 DOUBLEHEAD LANE, KNOXVILLE TN 37909-2155	5,027.279		6.59%
REALRETIREMENT® 2030 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	4,881.605		6.39%
REALRETIREMENT® 2030 FUND	A	**	SSB&T CUST ROTH IRA FBO, GREGORY A WILLEY, 454 WHITING RD, WEBSTER NY 14580-9022	4,045.941		5.30%
REALRETIREMENT® 2030 FUND	C	**	FIRST CLEARING LLC, A/C XXXXX, MIRIAM SCHECHTER TTEE, GST EXEMPT TR MIRIAM, 4045 N RICHLAND CT, MILWAUKEE WI 53211-2147	9,207.430		7.73%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2030 FUND	C	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	7,208.962		6.05%
REALRETIREMENT® 2030 FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	36,890.913	*	37.45%
REALRETIREMENT® 2030 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO MITCH KAMPTON, 6565 WETHEROLE ST APT 5E, REGO PARK NY 11374-4779	14,438.613		14.66%
REALRETIREMENT® 2030 FUND	D	**	NFS LLC FEBO, KATE E DOUGLAS, FMT TTEE FRP PS A/C, 15505 132ND PL NE, WOODINVILLE WA 98072-5505	7,359.306		7.47%
REALRETIREMENT® 2030 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO SUDHANSHU PANT, 12 ROSE FARM LN, WOBURN MA 01801-2856	6,842.996		6.95%
REALRETIREMENT ® 2030 FUND	D	**	NFS LLC FEBO, WILLIAM E DRAKE JR, KENDRA L DRAKE, 10410 BRENTFORD DR, TAMPA FL 33626-1834	6,495.658		6.59%
REALRETIREMENT ® 2030 FUND	R	**	MG TRUST COMPANY TRUSTEE, SOUTHERN BEVERAGE CO., INC., 700 17TH STREET, SUITE 300, DENVER CO 80202-3531	18,967.273	*	70.54%
REALRETIREMENT® 2030 FUND	R	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	4,917.515		18.29%
REALRETIREMENT® 2040 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	395,107.364	*	92.99%
REALRETIREMENT® 2040 FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	29,773.382		7.01%
REALRETIREMENT® 2040 FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,317.169	*	100.00%
REALRETIREMENT® 2040 FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	9,848.232	*	25.48%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2040 FUND	A	**	EDWARD D JONES & CO CUSTODIAN, FBO CATHERINE A BALOGH IRA, 6274 HOBBITSRUN LN, FLORENCE KY 41042-8136	5,132.884	13.28%
REALRETIREMENT ® 2040 FUND	A	**	NFS LLC FEBO, NFS/FMTC R/O IRA, FBO BROOKE BERKOWITZ, 1560 KIRBY PKWY, MEMPHIS TN 38120-4339	2,512.399	6.50%
REALRETIREMENT® 2040 FUND	A	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DR, SAN DIEGO CA 92121-1968	2,235.932	5.79%
REALRETIREMENT® 2040 FUND	A	**	SSB&T CUST IRA FBO, HEATHER R BLEDSOE, 12 THOMAS DR, EAST BERLIN PA 17316-9360	2,072.266	5.36%
REALRETIREMENT® 2040 FUND	C	**	SSB&T CUST SIMPLE, ALLEGAN COUNTY UNITED WAY, FBO DEBRA E JENNINGS, 3091 118TH AVE, ALLEGAN MI 49010-9555	1,356.862	22.98%
REALRETIREMENT® 2040 FUND	C	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,334.980	22.61%
REALRETIREMENT® 2040 FUND	C		KYLE M. DONALDSON, ROTH OUTSIDE, INVESTMENT-RETIREMENT, 6313 POORMAN RD N, VERMILION OH 44089-2914	866.678	14.68%
REALRETIREMENT ® 2040 FUND	C	**	SSB&T CUST 403-B PLAN, FAITH CHRISTIAN FAMILY CHURCH, FBO GARY L HAYHURST, 4 COUNTY ROAD 317, EUREKA SPGS AR 72632-9372	705.432	11.95%
REALRETIREMENT® 2040 FUND	C		KAILI MOHR, 102 REVERE DR, HARLEYSVILLE PA 19438-3935	660.502	11.19%
REALRETIREMENT ® 2040 FUND	C	**	SSB&T CUST, SEP IRA, FBO TIMOTHY P DOYLE, 1113 BERGER ST, AUSTIN TX 78721-2533	329.527	5.58%
REALRETIREMENT® 2040 FUND	D	**	NFS LLC FEBO, FMTC TTEE, MICROSOFT 401K PLAN, FBO DEBORAH J ZWANZIGER, 10415 NE 12TH PL UNIT 105, BELLEVUE WA 98004-3699	10,068.097	20.79%
REALRETIREMENT® 2040 FUND	D	**	NFS LLC FEBO, FMTC TTEE, MICROSOFT 401K PLAN, FBO TAHREEM KAMPTON, 10415 NE 12TH PL UNIT 105, BELLEVUE WA 98004-3699	8,007.778	16.54%
REALRETIREMENT® 2040 FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	6,406.165	13.23%
REALRETIREMENT® 2040 FUND	D	**	NFS LLC FEBO, FMTC CUST ROTH IRA, FBO ERIC E CANADA, 2403 HONEYSUCKLE DR, RICHARDSON TX 75082-3331	5,023.512	10.37%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT® 2040 FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,740.013		9.79%
REALRETIREMENT ® 2040 FUND	R		STRATTON D YATRON WILLIAM P, YATRON FBO, ADELPHI KITCHENS INC RSP, 300 E PENN AVE, ROBESONIA PA 19551-8902	34,914.008	*	76.60%
REALRETIREMENT® 2040 FUND	R	**	MG TRUST COMPANY TRUSTEE, SOUTHERN BEVERAGE CO., INC., 700 17TH STREET, SUITE 300, DENVER CO 80202-3531	6,612.314		14.51%
REALRETIREMENT ® 2050 FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	383,621.117	*	95.61%
REALRETIREMENT® 2050 FUND	Administrative	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,303.814	*	100.00%
REALRETIREMENT® 2050 FUND	A	**	SSB&T CUST ROTH IRA, FBO CHRISTINA L DINSMOORE, 5509 W GUILFORD RD, FAIRGROVE MI 48733	2,145.981		16.30%
REALRETIREMENT® 2050 FUND	A	**	NFS LLC FEBO, NFS/FMTC IRA, FBO RYAN K KAUTZER, 8123 W DREYER PL, WEST ALLIS WI 53219-2735	1,929.237		14.65%
REALRETIREMENT® 2050 FUND	A	**	SSB&T CUST ROTH IRA, FBO MICHAEL J WIECZOREK, 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105	1,354.735		10.29%
REALRETIREMENT® 2050 FUND	A	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,271.834		9.66%
REALRETIREMENT® 2050 FUND	A	**	NFS LLC FEBO, NFS/FMTC IRA, FBO ELIZABETH J HAYDEN, 144 N 92ND ST, MILWAUKEE WI 53226-4528	792.205		6.02%
REALRETIREMENT ® 2050 FUND	A	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	763.206		5.80%
REALRETIREMENT ® 2050 FUND	C	**	SSB&T CUST ROTH IRA FBO, AMBER L H CYPERS, 1917 DAN DR, LAYTON UT 84040-2331	5,223.624	*	27.38%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
REALRETIREMENT ® 2050 FUND	C	**	SSB&T CUST ROTH IRA FBO, MITCHELL M CYPERS, 1917 DAN DR, LAYTON UT 84040-2331	4,814.628	*	25.24%
REALRETIREMENT® 2050 FUND	C	**	RAYMOND JAMES & ASSOC INC CSDN, FBO JOE GOODALL IRA, 6837 CRANVILLE CT, CLARKSTON MI 48348-4578379	2,010.287		10.54%
REALRETIREMENT® 2050 FUND	C	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,312.055		6.88%
REALRETIREMENT® 2050 FUND	C	**	SSB&T CUST ROTH IRA, FBO DAVID L WOLLENBERG, 33 SPENSER DR, SHORT HILLS NJ 07078-2916	1,260.700		6.61%
REALRETIREMENT ® 2050 FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	8,666.165		17.24%
REALRETIREMENT ® 2050 FUND	D	**	NFS LLC FEBO, FMTC CUST ROTH IRA, FBO DIANE P TEMPLE, 32 BLOOD ST, PEPPERELL MA 01463-1144	6,332.144		12.60%
REALRETIREMENT® 2050 FUND	D	**	NFS LLC FEBO, FMTC CUST ROTH IRA, FBO PHILIP B TEMPLE, 32 BLOOD ST, PEPPERELL MA 01463-1144	6,314.764		12.57%
REALRETIREMENT® 2050 FUND	D	**	NFS LLC FEBO, FMT CO CUST R/O IRA, FBO DIANE P TEMPLE, 32 BLOOD ST, PEPPERELL MA 01463-1144	5,058.763		10.07%
REALRETIREMENT® 2050 FUND	D	**	E*TRADE CLEARING LLC, XXXXX, IRA CUST, PO BOX 1542, MERRIFIELD VA 22116-1542	3,662.048		7.29%
REALRETIREMENT ® 2050 FUND	D	**	E*TRADE CLEARING LLC, XXXXX, IRA CUST, PO BOX 1542, MERRIFIELD VA 22116-1542	3,334.888		6.64%
REALRETIREMENT® 2050 FUND	R	**	ALLIANZ GLOBAL INVESTORS, ATTN VINH NGUYEN, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,317.045	*	33.27%
REALRETIREMENT® 2050 FUND	R		MICHELE N ELLIS &, MICHAEL E ELLIS JTWROS, 1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105	1,208.359	*	30.52%
REALRETIREMENT ® 2050 FUND	R	**	SSB&T CUST SIMPLE IRA, FURMAN LAND SURVEYORS INC, FBO JUSTIN L BYE, 5303 CHISHOLM TRL, AMARILLO TX 79109-6305	804.217		20.31%
REALRETIREMENT ® 2050 FUND	R	**	SSB&T CUST SIMPLE IRA, FURMAN LAND SURVEYORS INC, FBO JENNIFER L CLINTON, 3606 RANDALL ST, AMARILLO TX 79109-4417	532.865		13.46%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
SHORT DURATION MUNICIPAL INCOME FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	13,259,910.095	*	72.13%
SHORT DURATION MUNICIPAL INCOME FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,211,492.631		17.47%
SHORT DURATION MUNICIPAL INCOME FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	431,500.381	*	93.64%
SHORT DURATION MUNICIPAL INCOME FUND	Administrative	**	VANGUARD MARKETING CORPORATION, 100 VANGUARD BLVD, MALVERN PA 19355-2331	29,327.505		6.36%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	5,073,055.082		20.96%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,697,365.789		15.27%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1, 996,041.512		8.25%
SHORT DURATION MUNICIPAL INCOME FUND	A	**	NFS LLC FEBO, MOBILE LAND LLC, 80 IRON POINT CIRCLE SUITE 11, FOLSOM CA 95630-8591	1,701,447.942		7.03%
SHORT DURATION MUNICIPAL INCOME FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	672,046.568		23.49%
SHORT DURATION MUNICIPAL INCOME FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	299,704.133		10.48%
SHORT DURATION MUNICIPAL INCOME FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	176,864.368		6.18%
SHORT DURATION MUNICIPAL INCOME FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	248,158.412		20.08%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
SHORT DURATION MUNICIPAL INCOME FUND	D	**	NFS LLC FEBO, CRAIG J FOLEY, JUDY M FOLEY, 234 FOREST TRL, EDWARDS CO 81632-6022	182,566.731		14.77%
SHORT DURATION MUNICIPAL INCOME FUND	D	**	NFS LLC FEBO, ROBERT CALVIN TURNER, NELDA SUE TURNER, PO BOX 7119, ODESSA TX 79760-7119	74,065.420		5.99%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	709,354.646	*	72.64%
SHORT DURATION MUNICIPAL INCOME FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	196,739.823		20.15%
SHORT-TERM FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN MUTUAL FUNDS DEPARTMENT, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	110,107,996.731		17.01%
SHORT-TERM FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	83,120,308.849		12.84%
SHORT-TERM FUND	Institutional		AMERICA MOVIL SAB DE CV, ATTN JOSE CORONA, LAGO ALBERTO 366, EDIFICIO AMERICA MOVIL, COL ANAHUAC, 11320 MEXICO DF	65,450,076.195		10.11%
SHORT-TERM FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	211,832,869.301	*	87.24%
SHORT-TERM FUND	Administrative	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GFWM & MUTUAL CLIENTS & FOR THE, BENEFIT OF OTHER CUST CLIENTS, 3200 N CENTRAL AVE STE 700, PHOENIX AZ 85012-2468	18,456,074.931		7.60%
SHORT-TERM FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	36,221,949.555		23.72%
SHORT-TERM FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	19,634,101.412		12.86%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
SHORT-TERM FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	19,330,806.206		12.66%
SHORT-TERM FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	25,975.333		6.92%
SHORT-TERM FUND	B	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCT FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151	25,197.114		6.72%
SHORT-TERM FUND	B	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	24,286.627		6.47%
SHORT-TERM FUND	B	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	20,210.913		5.39%
SHORT-TERM FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	5,814,789.250		19.15%
SHORT-TERM FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	2,585,400.497		8.52%
SHORT-TERM FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,528,859.303		5.04%
SHORT-TERM FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	22,027,179.796	*	41.96%
SHORT-TERM FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	18,209,513.099	*	66.00%
SHORT-TERM FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	7,983,426.743	*	28.94%
SHORT-TERM FUND	R	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	344,534.985	*	35.97%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
SHORT-TERM FUND	R	**	TD AMERITRADE TR CO, CO# XXXXX, PO BOX 17748, DENVER CO 80217-0748	77,176.739		8.06%
SHORT-TERM FUND	R	**	PATTERSON & CO FBO, LONG LAKE LTD, XXXXX, 1525 WEST WT HARRIS BLVD, CHARLOTTE NC 28262-8522	54,595.050		5.70%
SMALL CAP STOCKSPLUS® TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	22,293,876.005	*	53.18%
SMALL CAP STOCKSPLUS® TR FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	15,701,306.916	*	37.46%
SMALL CAP STOCKSPLUS® TR FUND	Institutional	**	NORTHERN TR CO TTEE FBO, SUNBEAM BATTERYMARCH SMALL AC XXXXX, PO BOX 92956, CHICAGO IL 60675-0001	2,738,933.644		6.53%
SMALL CAP STOCKSPLUS® TR FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	201,235.842		13.80%
SMALL CAP STOCKSPLUS® TR FUND	A	**	PRUDENTIAL INVESTMENT MGTS SERVICE, (FBO) MUTUAL FUND CLIENTS, ATTN PRUCHOICE UNIT, 100 MULBERRY STREET, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4056	110,174.312		7.56%
SMALL CAP STOCKSPLUS® TR FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	89,612.458		6.15%
SMALL CAP STOCKSPLUS® TR FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	64,070.065		11.55%
SMALL CAP STOCKSPLUS® TR FUND	C	**	SSB&T CUST ROLLOVER IRA, FBO ARNOLD E FOOTE, 5860 MAPLE FRST, MOUND MN 55364-9659	59,642.506		10.75%
SMALL CAP STOCKSPLUS® TR FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	343,887.430	*	40.08%
SMALL CAP STOCKSPLUS® TR FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	59,933.708		6.99%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
SMALL CAP STOCKSPLUS® TR FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	34,494.624		14.55%
SMALL CAP STOCKSPLUS® TR FUND	P	**	RBC CAPITAL MARKETS CORP FBO, GERALD S BURGETTE, INDIVIDUAL RETIREMENT ACCOUNT, 415 E WATERSIDE DR, SENECA SC 29672-0452	23,714.106		10.01%
SMALL CAP STOCKSPLUS® TR FUND	P	**	RBC CAPITAL MARKETS CORP FBO, MICHAEL S LUCIANO, INDIVIDUAL RETIREMENT ACCOUNT, 14123 VIOLA PL, HUNTLEY IL 60142-6331	21,002.515		8.86%
SMALL CAP STOCKSPLUS® TR FUND	P	**	RBC CAPITAL MARKETS CORP FBO, JAN SODERBERG, -TOD-, PO BOX 8029, ASPEN CO 81612-8029	16,646.014		7.02%
STOCKSPLUS® FUND	Institutional	**	STATE STREET KANSAS CITY FBO, PIMCO GLOBAL MULTI-ASSET FND, ATTN: CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	44,638,391.509	*	46.60%
STOCKSPLUS® FUND	Institutional		VERMONT PENSION INVESTMENT, COMMITTEE, ATTN DAVID T W MINOT, VT STATE TREASURERS OFFICE, 109 STATE STREET, MONTPELIER VT 05609-0002	14,920,901.479		15.58%
STOCKSPLUS® FUND	Institutional	**	STATE STREET BANK FBO, PVIT GLOBAL MULTI ASSET PORT, 801 PENNSYLVANIA AVE, ATTN CHUCK NIXON, KANSAS CITY MO 64105-1307	8,059,857.428		8.41%
STOCKSPLUS® FUND	Institutional	**	STATE STREET BANK FBO, ILTRS MAIN GMAS, 2 AVENUE DE LAFAYETTE STE 1, BOSTON MA 02111-1748	7,263,331.463		7.58%
STOCKSPLUS® FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	161,606.922	*	46.71%
STOCKSPLUS® FUND	Administrative	**	NEW YORK LIFE TRUST COMPANY, 169 LACKAWANNA AVE, PARSIPPANY NJ 07054-1007	73,960.058		21.38%
STOCKSPLUS® FUND	Administrative	**	CITY NATIONAL BANK, FBO WESTERN GROWERS ASSOC, RETIREMENT SECURITY PLAN, A/C XXXXX, PO BOX 60520, LOS ANGELES CA 90060-0520	70,152.988		20.28%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
STOCKSPLUS® FUND	Administrative	**	MG TRUST COMPANY AS THE AGENT FOR, NTC & CO CUSTODIAN FBO TADLOCK PIPE, & EQUIPMENT CO INC, PO BOX 5508, DENVER CO 80217-5508	24,699.112		7.14%
STOCKSPLUS® FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	891,804.491		11.50%
STOCKSPLUS® FUND	A	**	WILMINGTON TRUST RISC TTEE FBO, IBEW LOCAL 332 PENSION PLAN PART, B, PO BOX 52129, PHOENIX AZ 85072-2129	536,420.574		6.92%
STOCKSPLUS® FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	532,856.713		9.56%
STOCKSPLUS® FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	395,650.658		7.10%
STOCKSPLUS® FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	149,158.826	*	32.49%
STOCKSPLUS® FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	49,035.355		10.68%
STOCKSPLUS® FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	19,626.656	*	51.67%
STOCKSPLUS® FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	18,357.245	*	48.33%
STOCKSPLUS® FUND	R	**	MASSACHUSETTES MUTUAL, LIFE INSURANCE CO, 1295 STATE STREET MIP N255, SPRINGFIELD MA 01111-0001	57,571.434		18.09%
STOCKSPLUS® FUND	R	**	CAPITAL BANK & TRUST COMPANY TTEE, FBO STAMPS COM INC 401K PLAN, C/O PLAN PREMIER/FASCORE LLC, 8515 E ORCHARD RD 2T2, GREENWOOD VILLAGE CO 80111-5002	53,040.040		16.67%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
STOCKSPLUS® FUND	R	**	RELIANCE TRUST CO CUST, FBO SPECIAL TREE LTD EMPLOYEE, SALARY SAVINGS & RETIREMENT PLAN, PO BOX 48529, ATLANTA GA 30362-1529	35,760.019	11.24%
STOCKSPLUS® FUND	R	**	COUNSEL TRUST FBO, COUNSEL TRUST CO FBO LITTLE, ITTLE LITTLE & WENDEL LLC, 1251 WATERFRONT PL, PITTSBURGH PA 15222-4227	28,249.649	8.88%
STOCKSPLUS® FUND	R		LEONARD MILLER FBO, MILLER ADVERTISING AGENCY INC, PROFIT SHARING PLAN DTD11/29/93, 71 FIFTH AVE, NEW YORK NY 10003-3004	24,415.248	7.67%
STOCKSPLUS® FUND	R	**	NFS LLC FEBO, RICHARD SOLEY TTEE, WILLIAM HOFFMAN TTEE, OBJECT MGMT GRP INC RET PL, 140 KENDRICK ST BLDG A STE 300, NEEDHAM MA 02494-2739	21,780.094	6.84%
STOCKSPLUS® FUND	R	**	RELIANCE TR CO, FBO STATE DEPARTMENT, PO BOX 48529, ATLANTA GA 30362-1529	19,517.201	6.13%
STOCKSPLUS® FUND	R	**	MG TRUST COMPANY CUSTODIAN, FBO DANIS ENVIRONMENTAL INDUSTRIES, 700 17TH STREET, SUITE 300, DENVER CO 80202-3531	16,177.488	5.08%
STOCKSPLUS® LONG DURATION FUND	Institutional		REED ELSEVIER US RETIREMENT PLAN, ATTN LYNN FORMICA, 2 NEWTON PL STE 350, NEWTON MA 02458-1643	12,239,017.360	24.40%
STOCKSPLUS® LONG DURATION FUND	Institutional		SPX CORPORATION, 13515 BALLANTYNE CORPORATE PL, CHARLOTTE NC 28277-2706	9,653,301.071	19.25%
STOCKSPLUS® LONG DURATION FUND	Institutional		S D WARREN CO, 225 FRANKLIN ST FL 28, BOSTON MA 02110-2884	9,574,479.342	19.09%
STOCKSPLUS® LONG DURATION FUND	Institutional		THE NEW YORK TIMES COMPANY PENSION, TRUST, 620 EIGHTH AVE FL 16, NEW YORK NY 10018-1618	9,475,222.898	18.89%
STOCKSPLUS® LONG DURATION FUND	Institutional	**	STATE STREET BANK & TRUST CO TTEE, FBO ESTEE LAUDER INC RETIREMENT, GROWTH ACCOUNT PLAN TRUST, LAFAYETTE CORPORATE CENTER, 2 AVENUE DE LAFAYETTE-LCC 2J, BOSTON MA 02111	4,770,664.191	9.51%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
STOCKSPLUS® TOTAL RETURN FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	7,546,921.762	*	37.31%
STOCKSPLUS® TOTAL RETURN FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	7,341,477.908	*	36.29%
STOCKSPLUS® TOTAL RETURN FUND	Institutional	**	STATE STREET AS CUST FBO SOUTH, DAKOTA HIGHER EDUCATION TR SELECT, PIMCO STOCKSPLUS TR FD INV PORT, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	1,728,776.955		8.55%
STOCKSPLUS® TOTAL RETURN FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	355,505.600		6.24%
STOCKSPLUS® TOTAL RETURN FUND	A		BPPR AS TRUSTEE, FBO GFR RETIREMENT SAVINGS PLAN, POPULAR STREET BUILDING, 153 PONCE DE LEON AVE 8TH FLOOR, TRUST DIVISION, SAN JUAN PR 00917	311,475.130		5.46%
STOCKSPLUS® TOTAL RETURN FUND	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	57,119.897		7.17%
STOCKSPLUS® TOTAL RETURN FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	43,186.913		5.42%
STOCKSPLUS® TOTAL RETURN FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	138,279.742		10.50%
STOCKSPLUS® TOTAL RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	132,595.208		10.07%
STOCKSPLUS® TOTAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	143,757.441		6.27%
STOCKSPLUS® TOTAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	46,020.130	*	88.93%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
STOCKSPLUS® TOTAL RETURN FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	5,728.408		11.07%
STOCKSPLUS® TR SHORT STRATEGY FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	165,496,707.472	*	87.30%
STOCKSPLUS® TR SHORT STRATEGY FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	16,750,437.305	*	34.61%
STOCKSPLUS® TR SHORT STRATEGY FUND	A	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	3,943,338.026		8.15%
STOCKSPLUS® TR SHORT STRATEGY FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	3,654,024.584		7.55%
STOCKSPLUS® TR SHORT STRATEGY FUND	A	**	PRUDENTIAL INVESTMENT MGTS SERVICE, (FBO) MUTUAL FUND CLIENTS, ATTN PRUCHOICE UNIT, 100 MULBERRY STREET, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4056	2,933,367.506		6.06%
STOCKSPLUS® TR SHORT STRATEGY FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	1,158,412.702		15.42%
STOCKSPLUS® TR SHORT STRATEGY FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	1,140,913.831		15.19%
STOCKSPLUS® TR SHORT STRATEGY FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	1,120,060.730		14.91%
STOCKSPLUS® TR SHORT STRATEGY FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	7,087,085.098		21.37%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, ROBERT J GILL TTEE, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	9,462.223		13.25%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, JAMES I JELINEK, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	9,450.808		13.23%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, ANGELINE M BUTLER ROTH IRA, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	7,797.271		10.92%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, ANNETTE S FEJES REVOC TR, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	7,359.067		10.30%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, JACQUELINE B GILL TTEE, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	5,256.789		7.36%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, AFD INDUSTRIES INC RETIREMENT, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	5,254.888		7.36%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, LANE HALL, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	4,751.435		6.65%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, GEORGE P BAKAJZA SEP IRA, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	4,638.219		6.49%
STOCKSPLUS® TR SHORT STRATEGY FUND	P	**	STIFEL NICOLAUS & CO INC, A/C XXXXX, THOMAS FLECK, 501 NORTH BROADWAY, ST LOUIS MO 63102-2131	3,710.575		5.20%
TAX MANAGED REAL RETURN FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,076,611.501	*	68.13%
TAX MANAGED REAL RETURN FUND	Institutional	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	303,179.996		19.19%
TAX MANAGED REAL RETURN FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	125,764.254		7.96%
TAX MANAGED REAL RETURN FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	9,756.098		22.80%
TAX MANAGED REAL RETURN FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	7,140.208		16.69%
TAX MANAGED REAL RETURN FUND	A	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	3,775.494		8.82%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
TAX MANAGED REAL RETURN FUND	A	**	PERSHING LLC, P.O. BOX 2052, JERSEY CITY NJ 07303-2052	3,397.544		7.94%
TAX MANAGED REAL RETURN FUND	A	**	PERSHING LLC, PO BOX 2052, JERSEY CITY NJ 07303-2052	2,935.592		6.86%
TAX MANAGED REAL RETURN FUND	A	**	EDWARD D JONES & CO CUST, FBO NORMA JONES IRA, 5437 MARSH HAWK WAY, COLUMBIA MD 21045-2246	2,388.998		5.58%
TAX MANAGED REAL RETURN FUND	A	**	NFS LLC FEBO, JOHN E TYRRELL, DOROTHY P TYRRELL, 7113 CRESCENT DR, MASON OH 45040-1463	2,367.380		5.53%
TAX MANAGED REAL RETURN FUND	C	**	NFS LLC FEBO, JEFFREY HILDEBRAND, PATRICIA HILDEBRAND, 1801 TAYLOR ST NW, WASHINGTON DC 20011-5347	10,914.254		20.63%
TAX MANAGED REAL RETURN FUND	C	**	LPL FINANCIAL, A/C XXXXX, 9785 TOWNE CENTRE DRIVE, SAN DIEGO CA 92121-1968	10,700.389		20.23%
TAX MANAGED REAL RETURN FUND	C	**	RAYMOND JAMES & ASSOC INC, FBO CHRISTOPHER SWANSON, PO BOX 1763, BLOOMINGTON IN 47402-1763637	4,921.260		9.30%
TAX MANAGED REAL RETURN FUND	C		GARRICK J IANELLO &, TRISHA K IANELLO JT WROS, 12411 NW 46TH AVE, VANCOUVER WA 98685-3327	4,784.203		9.05%
TAX MANAGED REAL RETURN FUND	C		CLAIRE D KISTLER, 107 MARON RD, HATFIELD PA 19440-1134	3,498.876		6.61%
TAX MANAGED REAL RETURN FUND	C	**	PERSHING LLC, P O BOX 2052, JERSEY CITY NJ 07303-2052	3,311.502		6.26%
TAX MANAGED REAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	14,645.416		13.04%
TAX MANAGED REAL RETURN FUND	D	**	INTERACTIVE BROKERS LLC, 2 PICKWICK PLAZA, GREENWICH CT 06830-5530	12,278.491		10.94%
TAX MANAGED REAL RETURN FUND	P	**	ALLIANZ GLOBAL INVESTORS OF, AMERICA LP, ATTN: DONNA THOMPSON, 680 NEWPORT CENTER DR STE 250, NEWPORT BEACH CA 92660-4046	1,009.954	*	100.00%
TOTAL RETURN FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,238,062,314.163	*	27.07%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
TOTAL RETURN FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	1,611,882,264.674		13.48%
TOTAL RETURN FUND	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,259,421,863.398	*	42.96%
TOTAL RETURN FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	259,141,510.706		10.65%
TOTAL RETURN FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	216,419,528.873		8.90%
TOTAL RETURN FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	146,760,645.878		6.03%
TOTAL RETURN FUND	B	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	8,695,359.924		11.85%
TOTAL RETURN FUND	B	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	7,647,779.304		10.42%
TOTAL RETURN FUND	B	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	4,413,026.335		6.01%
TOTAL RETURN FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	301,780,149.184	*	27.85%
TOTAL RETURN FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	99,792,497.935		9.21%
TOTAL RETURN FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	61,915,733.448		5.71%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
TOTAL RETURN FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	726,744,157.763	*	46.13%
TOTAL RETURN FUND	D	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	124,202,499.859		7.88%
TOTAL RETURN FUND	D	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	87,727,408.393		5.57%
TOTAL RETURN FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	301,168,678.912	*	54.45%
TOTAL RETURN FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	138,402,466.663	*	25.02%
TOTAL RETURN FUND	P	**	FIRST COMMAND BANK, 1 FIRST COMM PLAZA, FORT WORTH TX 76109-4998	32,541,571.282		5.88%
TOTAL RETURN FUND	R	**	HARTFORD LIFE INSURANCE CO, 401K SEPARATE ACCOUNT, PO BOX 2999, HARTFORD CT 06104-2999	30,070,070.233		14.50%
TOTAL RETURN FUND	R	**	DCGT AS TTEE AND/OR CUST, FBO PRINCIPAL FINANCIAL GROUP OMNIB, US QUALIFIED, ATTN NPIO TRADE DESK, 711 HIGH STREET, DES MOINES IA 50392-0001	15,305,174.944		7.38%
TOTAL RETURN FUND	R	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	14,780,461.340		7.13%
TOTAL RETURN FUND II	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	48,281,356.087		16.11%
TOTAL RETURN FUND II	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	24,172,483.296		8.06%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
TOTAL RETURN FUND II	Institutional	**	WELLS FARGO BANK NA FBO, OMNIBUS ACCT REINV/REINV, PO BOX 1533, MINNEAPOLIS MN 55479-1533	17,759,209.534		5.92%
TOTAL RETURN FUND II	Institutional	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST, 3 GATEWAY CENTER FL 11, MAIL STOP NJ 05-11-20, NEWARK NJ 07102-4000	15,281,708.012		5.10%
TOTAL RETURN FUND II	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	3,202,492.037	*	39.05%
TOTAL RETURN FUND II	Administrative	**	NEW YORK LIFE TRUST COMPANY, 169 LACKAWANNA AVE, PARSIPPANY NJ 07054-1007	1,864,456.575		22.74%
TOTAL RETURN FUND II	Administrative	**	ING, FRAMEWORK, TRUSTEE: RELIANCE TRUST COMPANY, 400 ATRIUM DRIVE, SOMERSET NJ 08873-4162	668,233.482		8.15%
TOTAL RETURN FUND II	Administrative	**	JP MORGAN CHASE AS TTEE FOR, AWG RESTATED 401K PLAN, 9300 WARD PKWY, KANSAS CITY MO 64114-3317	511,781.041		6.24%
TOTAL RETURN FUND II	Administrative	**	PIMS/PRUDENTIAL RETIREMENT, AS NOMINEE FOR THE TTEE/CUST PL 006, NEIGHBORWORKS AMERICA RETIREMENT, 1325 G STREET NW, SUITE 800, WASHINGTON DC 200053104	419,670.903		5.12%
TOTAL RETURN FUND II	P	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	339,113.980	*	97.49%
TOTAL RETURN FUND III	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	69,602,241.455		22.20%
TOTAL RETURN FUND III	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	21,912,107.268		6.99%
TOTAL RETURN FUND III	Administrative	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	6,518,554.897	*	72.68%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
TOTAL RETURN FUND III	Administrative	**	WILMINGTON TRUST CO TTEE FBO, ENVIRONMENTAL DEFENSE RET SVS PL, 403B A/C XXXXX, C/O MUTUAL FUNDS, PO BOX 8880, WILMINGTON DE 19899-8880	544,817.817		6.07%
TOTAL RETURN FUND III	P	**	SALOMON SMITH BARNEY, 333 W 34TH ST, NEW YORK NY 10001-2402	1,876,929.850	*	82.93%
UNCONSTRAINED BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	144,820,956.202	*	29.33%
UNCONSTRAINED BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	116,675,112.860		23.63%
UNCONSTRAINED BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	38,938,675.553		7.89%
UNCONSTRAINED BOND FUND	Institutional	**	STATE STREET BANK & TRUST CO FBO, PIMCO ALL ASSET ALL AUTHORITY FUND, ATTN CHUCK NIXON, 801 PENNSYLVANIA AVE, KANSAS CITY MO 64105-1307	37,419,522.122		7.58%
UNCONSTRAINED BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD FL 9, JERSEY CITY NJ 07310-2055	37,463,420.812		24.45%
UNCONSTRAINED BOND FUND	A	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	18,426,959.582		12.03%
UNCONSTRAINED BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	12,640,952.860		8.25%
UNCONSTRAINED BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	16,602,660.227	*	25.37%
UNCONSTRAINED BOND FUND	C	**	MORGAN STANLEY SMITH BARNEY, HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR, JERSEY CITY NJ 07311	6,492,774.167		9.92%
UNCONSTRAINED BOND FUND	C	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	5,752,772.459		8.79%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
UNCONSTRAINED BOND FUND	C	**	CITIGROUP GLOBAL MARKETS, INC, XXXXX, ATTN CINDY TEMPESTA 7TH FL, 333 WEST 34TH ST, NEW YORK NY 10001-2402	5,378,670.718		8.22%
UNCONSTRAINED BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	23,176,287.937	*	27.51%
UNCONSTRAINED BOND FUND	D	**	GENWORTH FINANCIAL TRUST COMPANY, FBO GENWORTH FINANCIAL WEALTH, MANAGEMENT & MUTUAL FUND CLIENTS, FBO OTHER CUSTODIAL ACCOUNTS, 3200 NORTH CENTRAL AVENUE, PHOENIX AZ 85012-2425	8,073,394.360		9.58%
UNCONSTRAINED BOND FUND	D	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	6,288,233.561		7.47%
UNCONSTRAINED BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	31,164,095.908	*	54.86%
UNCONSTRAINED BOND FUND	P	**	CITIGROUP GLOBAL MARKETS INC, HOUSE ACCOUNT, 700 RED BROOK BLVD, OWINGS MILLS MD 21117-5184	18,947,770.398	*	33.36%
UNCONSTRAINED BOND FUND	R	**	TD AMERITRADE TR CO, CO# XXXXX, PO BOX 17748, DENVER CO 80217-0748	103,070.332		6.78%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ATTN: MUTUAL FUNDS DEPT, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	4,032,300.695	*	40.23%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	TD AMERITRADE INC FOR THE, EXCLUSIVE BENEFIT OF OUR CLIENTS, PO BOX 2226, OMAHA NE 68103-2226	1,395,371.360		13.92%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	NFS FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMER, 200 LIBERTY ST, ONE WORLD FINANCIAL CENTER, NEW YORK NY 10281-1003	1,339,118.778		13.36%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	PERSHING LLC, ATTN MUTUAL FUNDS, PO BOX 2052, JERSEY CITY NJ 07303-2052	1,158,982.828		11.56%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	MARIL & CO, FBO 5A, ATTN MUTUAL FUNDS, 11270 WEST PARK PLACE, STE 400 PPW-08-WM, MILWAUKEE WI 53224	647,861.321		6.46%

FUND NAME	CLASS		REGISTRATION	SHARES BENEFICIALLY OWNED		PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	LPL FBO LPL CUSTOMERS, ATTN: MUTUAL FUND OPERATIONS, 1 BEACON ST FL 22, BOSTON MA 02108-3106	599,797.739		5.98%
UNCONSTRAINED TAX MANAGED BOND FUND	Institutional	**	RELIANCE TRUST COMPANY, FBO FIRST BUSINESS C/C, PO BOX 48529, ATLANTA GA 30362-1529	537,146.263		5.36%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	AMERICAN ENTERPRISE INVESTMENT SVC, FBO #XXXXX, PO BOX 9446, MINNEAPOLIS MN 55440-9446	775,929.387		21.44%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	413,848.802		11.44%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	UBS WM USA, XXXXX, OMNI A/C M/F, ATTN DEPT MANAGER, 499 WASHINGTON BLVD 9TH FL, JERSEY CITY NJ 07310-2055	216,894.795		5.99%
UNCONSTRAINED TAX MANAGED BOND FUND	A	**	LPL FINANCIAL, FBO: CUSTOMER ACCOUNTS, ATTN: MUTUAL FUND OPERATIONS, P O BOX 509046, SAN DIEGO CA 92150-9046	215,912.079		5.97%
UNCONSTRAINED TAX MANAGED BOND FUND	C	**	MLPF&S FOR THE SOLE BENEFIT, OF ITS CUSTOMERS, ATTN FUND ADMN/#97M, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	594,620.163	*	42.71%
UNCONSTRAINED TAX MANAGED BOND FUND	D	**	CHARLES SCHWAB & CO INC, SPECIAL CUSTODY ACCOUNTS, FBO CUSTOMERS, ATTN MUTUAL FUNDS, 101 MONTGOMERY ST, SAN FRANCISCO CA 94104-4151	634,197.584	*	54.44%
UNCONSTRAINED TAX MANAGED BOND FUND	P	**	MERRILL LYNCH PIERCE FENNER, & SMITH INC FOR THE SOLE BENEFIT OF, ITS CUSTOMERS, 4800 DEER LAKE DR E FL 3, JACKSONVILLE FL 32246-6484	1,436,536.875	*	75.52%
UNCONSTRAINED TAX MANAGED BOND FUND	P	**	SALOMON SMITH BARNEY, 333 W 34TH ST, NEW YORK NY 10001-2402	218,191.466		11.47%
UNCONSTRAINED TAX MANAGED BOND FUND	P	**	PRUDENTIAL INVESTMENT MANAGEMENT, SERVICES FBO MUTUAL FUND CLIENTS, 100 MULBERRY ST MSC NJ 05-11-20, 3 GATEWAY CTR STE 11, NEWARK NJ 07102-4000	175,810.864		9.24%

*	Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.
**	Shares are believed to be held only as nominee.

Code of Ethics

The Trust, PIMCO, Research Affiliates and the Distributor each have adopted a Code of Ethics pursuant to the requirements of the 1940 Act and the Advisers Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of the Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston, Massachusetts 02110, and at State Street’s branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees’ appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Boston Financial Data Services – Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105 serves as transfer agent and dividend disbursing agent for the Institutional Class, Class M, Class P, Administrative Class and Class D shares of the Funds. Boston Financial Data Services, Inc., P.O. Box 8050, Boston, Massachusetts 02266-8050 serves as transfer agent and dividend disbursing agent for the Class  A, Class B, Class C and Class R shares of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, Missouri 64106-2197, serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Audited financial statements for the Trust as of March 31, 2010, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust’s March 31, 2010 Annual Reports. In addition, the unaudited financial statements for the Trust, as of September 30, 2010, including the notes thereto, are incorporated by reference from the Trust’s unaudited September 30, 2010 Semi-Annual Reports. The information for the semi-annual period ended September 30, 2010 includes all adjustments, consisting of normal recurring adjustments, that the Trust considers necessary for a fair presentation of such information.

PART C.	OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Amended and Restated Declaration of Trust dated December 15, 2010(13)

	(2)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated November 9, 2010(13)

	(3)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Total Return Fund IV(16)

	(4)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Senior Floating Rate Portfolio, PIMCO International Fundamental IndexPLUS™ TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund and PIMCO Small Company Fundamental IndexPLUS™ TR Strategy Fund(14)

	(5)	Establishment and Designation of Series of Beneficial Interest relating to the PIMCO Senior Floating Rate Fund(16)

(b)		Amended and Restated By-Laws of Registrant dated December 15, 2010(13)

(c)		Not applicable

(d)	(1)	Amended and Restated Investment Advisory Contract dated February 23, 2009(3)

	(2)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets and Infrastructure Bond Fund and the PIMCO MuniGO Fund dated May 19, 2009(5)

	(3)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Real Income 2019 Fund, PIMCO Real Income 2029 Fund, and PIMCO Tax Managed Real Return Fund dated August 11, 2009 (7)

	(4)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to fee changes dated October 1, 2009(8)

	(5)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO CommoditiesPLUS Short Strategy Fund dated February 23, 2010(9)

	(6)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO High Yield Spectrum Fund and PIMCO Funds: Private Account Portfolio Series FX Strategies Portfolio dated August 17, 2010(11)

	(7)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to certain fee reductions dated October 1, 2010(12)

	(8)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Funds: Private Account Portfolio Series Senior Floating Rate Portfolio, PIMCO Senior Floating Rate Fund, PIMCO Total Return Fund IV, PIMCO International Fundamental IndexPLUS™ TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund and PIMCO Small Company Fundamental IndexPLUS™ TR Strategy Fund(15)

	(9)	Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset Fund dated July 18, 2002(4)

	(10)	Amendment to Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset Fund dated October 1, 2006(4)

	(11)	Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset All Authority Fund dated September 30, 2003(4)

	(12)	Amendment to Asset Allocation Sub-Advisory Agreement relating to the PIMCO All Asset All Authority Fund dated October 1, 2006(4)

	(13)	Sub-Advisory Agreement relating to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund dated October 13, 2006(8)

	(14)	Supplement to Sub-Advisory Agreement relating to the PIMCO Fundamental Advantage Tax Efficient Strategy Fund and PIMCO Fundamental Advantage Total Return Strategy Fund dated February 28, 2008(4)

	(15)	Sub-Advisory Agreement relating to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund dated November 10, 2008(6)

(e)	(1)	Distribution Contract dated November 9, 2010(13)

	(2)	Supplement to Distribution Contract relating to the PIMCO Funds: Private Account Portfolio Series Senior Floating Rate Portfolio, PIMCO Senior Floating Rate Fund, PIMCO Total Return Fund IV, PIMCO International Fundamental IndexPLUS™ TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund and PIMCO Small Company Fundamental IndexPLUS™ TR Strategy Fund (16)

(f)		Not Applicable

(g)	(1)	Custody and Investment Accounting Agreement dated January 1, 2000(6)

	(2)	Amendment to Custody and Investment Accounting Agreement dated June 8, 2001(6)

	(3)	Amendment to Custody and Investment Accounting Agreement dated March 30, 2010(9)

(h)	(1)	Amended and Restated Supervision and Administration Agreement dated November 9, 2010(13)

	(2)	Supplement to the Supervision and Administration Agreement relating to the PIMCO Funds: Private Account Portfolio Series Senior Floating Rate Portfolio, PIMCO Senior Floating Rate Fund, PIMCO Total Return Fund IV, PIMCO International Fundamental IndexPLUS™ TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund and PIMCO Small Company Fundamental IndexPLUS™ TR Strategy Fund(15)

	(3)	Fee Waiver Agreement relating to the PIMCO Global Advantage Strategy Bond Fund dated February 5, 2009(6)

	(4)	Amended and Restated Fee Waiver Agreement relating to PIMCO High Yield Municipal Bond Fund dated February 23, 2009(6)

	(5)	Fourth Amended and Restated Fee Waiver Agreement relating to PIMCO RealRetirement® 2010 Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund dated February 28, 2011(15)

	(6)	Amended and Restated Fee Waiver Agreement relating to PIMCO Income Fund dated February 23, 2009(6)

	(7)	Second Amended and Restated Fee Waiver Agreement relating to PIMCO High Yield Municipal Bond Fund for Class A, Class C and Class D Shares dated February 23, 2009(6)

	(8)	Third Amended and Restated Fee Waiver Agreement relating to PIMCO Global Multi-Asset Fund dated March 30, 2010(9)

	(9)	Fee Waiver Agreement relating to the PIMCO High Yield Spectrum Fund dated August 27, 2010(11)

	(10)	Fee and Expense Limitation Agreement relating to PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund dated March 5, 2009(6)

	(11)	PIMCO Cayman Commodity Fund I Ltd. Appointment of Agent for Service of Process(1)

	(12)	PIMCO Cayman Commodity Fund II Ltd. Appointment of Agent for Service of Process(2)

	(13)	PIMCO Cayman Commodity Fund III Ltd. Appointment of Agent for Service of Process(9)

	(14)	PIMCO Cayman Commodity Fund IV Ltd. Appointment of Agent for Service of Process(9)

	(15)	Transfer Agency and Service Agreement(9)

	(16)	Amendment to the Transfer Agency and Service Agreement dated June 1, 2010(15)

(i)		Opinion and Consent of Counsel(17)

(j)		Consent of Independent Registered Public Accounting Firm(17)

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Distribution and Servicing Plan for Class A Shares(6)

	(2)	Distribution and Servicing Plan for Class B Shares(6)

	(3)	Distribution and Servicing Plan for Class C Shares(6)

	(4)	Amended and Restated Distribution Plan for Administrative Class Shares(6)

	(5)	Amended and Restated Administrative Services Plan for Administrative Class Shares(6)

	(6)	Distribution and Services Plan for Class R Shares(6)

	(7)	Form of Shareholder Servicing Agreement for Class P Shares(1)

	(8)	Form of Shareholder Servicing Agreement for Class M Shares(3)

(n)		Tenth Amended and Restated Multi-Class Plan Adopted Pursuant to Rule 18f-3 dated November 9, 2010(13)

(p)	(1)	Revised Code of Ethics for the Registrant(15)

	(2)	Revised Code of Ethics for PIMCO(15)

	(3)	Form of Code of Ethics for Research Affiliates LLC(9)

	(4)	Revised Code of Ethics for PIMCO Investments LLC(15)

*		Power of Attorney(10)

(1)	Filed with Post-Effective Amendment No. 133 on April 29, 2008, and incorporated by reference herein.
(2)	Filed with Post-Effective Amendment No. 147 on December 22, 2008, and incorporated by reference herein.
(3)	Filed with Post-Effective Amendment No. 151 on March 18, 2009, and incorporated by reference herein.
(4)	Filed with Post-Effective Amendment No. 153 on April 13, 2009, and incorporated by reference herein.
(5)	Filed with Post-Effective Amendment No. 157 on June 8, 2009, and incorporated by reference herein.
(6)	Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.
(7)	Filed with Post-Effective Amendment No. 165 on August 28, 2009, and incorporated by reference herein.
(8)	Filed with Post-Effective Amendment No. 167 on October 28, 2009, and incorporated by reference herein.
(9)	Filed with Post-Effective Amendment No. 173 on May 12, 2010, and incorporated by reference herein.
(10)	Filed with Post-Effective Amendment No. 177 on July 27, 2010, and incorporated by reference herein.
(11)	Filed with Post-Effective Amendment No. 178 on August 30, 2010, and incorporated by reference herein.
(12)	Filed with Post-Effective Amendment No. 181 on November 3, 2010, and incorporated by reference herein.
(13)	Filed with Post-Effective Amendment No. 183 on February 11, 2011, and incorporated by reference herein.
(14)	Filed with Amendment No. 243 on March 8, 2011, and incorporated by reference herein.
(15)	Filed with Post-Effective Amendment No. 187 on March 18, 2011, and incorporated by reference herein.
(16)	Filed with Post-Effective Amendment No. 191 on April 19, 2011, and incorporated by reference herein.
(17)	Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

The Trust through the PIMCO CommodityRealReturn Strategy Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund I Ltd. (“CRRS Subsidiary”), a company organized under the laws of the Cayman Islands. The CRRS Subsidiary’s financial statements will be included, on a consolidated basis, in the PIMCO CommodityRealReturn Strategy Fund’s annual and semi-annual reports to shareholders.

The Trust through the PIMCO Global Multi-Asset Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund II Ltd. (“GMA Subsidiary”), a company organized under the laws of the Cayman Islands. The GMA Subsidiary’s financial statements will be included, on a consolidated basis, in the PIMCO Global Multi-Asset Fund’s annual and semi-annual reports to shareholders.

The Trust through the PIMCO CommoditiesPLUS Strategy Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund III Ltd. (“CPS Subsidiary”), a company organized under the laws of the Cayman Islands. The CPS Subsidiary’s financial statements will be included, on a consolidated basis, in the PIMCO CommoditiesPLUS Strategy Fund’s annual and semi-annual reports to shareholders.

The Trust through the PIMCO CommoditiesPLUS Short Strategy Fund, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Fund IV Ltd. (“CPSS Subsidiary”), a company organized under the laws of the Cayman Islands. The CPSS Subsidiary’s financial statements will be included, on a consolidated basis, in the PIMCO CommoditiesPLUS Short Strategy Fund’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification

Reference is made to Article IV of the Registrant’s Amended and Restated Declaration of Trust, which was filed with the Registrant’s Post-Effective Amendment No. 183 on February 11, 2011.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of the Investment Adviser

The directors and executive officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections
Amey, Mike	Managing Director, PIMCO
Arnold, Tammie J.	Managing Director, PIMCO
Baker, Brian P.	Managing Director, PIMCO; Director, PIMCO Asia Pte Ltd. and PIMCO Asia Limited (Hong Kong)
Balls, Andrew T.	Managing Director, PIMCO
Benz II, William R.	Managing Director, PIMCO
Bhansali, Vineer	Managing Director, PIMCO
Bridwell, Jennifer S	Managing Director, PIMCO
Callin, Sabrina C.	Managing Director, PIMCO; Acting Head of PIMCO Advisory; and Vice President, StocksPLUS Management, Inc.
Cupps, Wendy W.	Managing Director, PIMCO
Dada, Suhail H.	Managing Director, PIMCO
Dawson, Craig A.	Managing Director, PIMCO; Director, PIMCO Europe Ltd.
Dialynas, Chris P.	Managing Director, PIMCO
Durham, Jennifer E.	Chief Compliance Officer and Executive Vice President, PIMCO. Chief Compliance Officer, the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT
El-Erian, Mohamed A.	Managing Director, Chief Executive Officer and Co- Chief Investment Officer, PIMCO. Senior Vice President, the Trust, PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly

Name	Business and Other Connections
President and CEO of Harvard Management Co.
Flattum, David C.	Managing Director, General Counsel, PIMCO. Chief Legal Officer, the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT
Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Senior Vice President of the Trust, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT
Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and President, StocksPLUS Management, Inc. Trustee, Chairman and President of the Trust, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Trustee and Chairman, PIMCO Equity Series and PIMCO Equity Series VIT. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II
Hodge, Douglas M.	Managing Director and Chief Operating Officer, PIMCO; Trustee and Senior Vice President, the Trust, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Senior Vice President, PIMCO Equity Series and PIMCO Equity Series VIT. Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Europe Ltd., PIMCO Asia Pte Ltd., PIMCO Australia Pty Ltd, PIMCO Japan Ltd. and PIMCO Asia Limited (Hong Kong)
Holden, Brent L.	Managing Director, PIMCO
Hong, Ki Myung	Managing Director, PIMCO. Formerly, Vice Chairman of Asia Pacific, Bank of America Merrill Lynch
Ivascyn, Daniel J.	Managing Director, PIMCO
Jacobs IV, Lew W.	Managing Director, PIMCO
Kashkari, Neel T.	Managing Director, PIMCO. President, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly Interim Assistant Secretary for Financial Stability, Assistant Secretary for International Economics and Senior Advisor to Secretary Paulson, United States Department of Treasury
Kiesel, Mark R.	Managing Director, PIMCO
Lown, David C.	Managing Director, PIMCO
Masanao, Tomoya	Managing Director, PIMCO
Mather, Scott A.	Managing Director, PIMCO
Mattu, Ravi K.	Managing Director, PIMCO. Formerly, Head of Research and Strategy, Citadel Securities.
McDevitt, Joseph V.	Managing Director, PIMCO. Director and Chief Executive Officer, PIMCO Europe Limited
Meade, Robert	Managing Director, PIMCO
Mewbourne, Curtis A.	Managing Director, PIMCO
Miller, John M.	Managing Director, PIMCO
Moore, James F.	Managing Director, PIMCO
Ongaro, Douglas J.	Managing Director, PIMCO
Otterbein, Thomas J.	Managing Director, PIMCO
Parikh, Saumil H.	Managing Director, PIMCO
Ravano, Emanuele	Managing Director, PIMCO
Rodosky, Stephen A.	Managing Director, PIMCO
Seidner, Marc Peter	Managing Director, PIMCO
Short, Jonathan D.	Managing Director, PIMCO
Simon, W Scott	Managing Director, PIMCO
Stracke, Christian	Managing Director, PIMCO.
Takano, Makoto	Managing Director, PIMCO; Director and President, PIMCO Japan Ltd.

Name	Business and Other Connections
Wilson, Susan L.	Managing Director, PIMCO
Worah, Mihir P.	Managing Director, PIMCO

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors of America L.P. is 680 Newport Center Drive, Newport Beach, CA 92660.

The address of PS Business Parks, Inc. is 701 Western Avenue, Glendale, CA 91201.

The directors and officers of Research Affiliates LLC (“Research Affiliates”) and their business and other connections are as follows:

Name	Business and Other Connections
Arnott, Robert D.	Founder, Chairman, Chief Executive Officer
Hsu, Jason	Chief Investment Officer
Sherrerd, Katrina F.	Chief Operating Officer
Brightman, Christopher	Director, Head of Investment Management
West, John	Director, Product Specialist
Li, Feifei	Director, Head of Research
Harkins, Daniel M.	Chief Legal & Compliance Officer; Associate Director, Investment Operations
Larsen, Michael	Director, Affiliate Relations

The address of Research Affiliates LLC is 620 Newport Center Drive, Newport Beach, California, 92660.

Item 32.	Principal Underwriter

(a)	PIMCO Investments LLC (the “Distributor”) serves as Distributor of Shares of the Trust.

(b)	The officers of the Distributor are:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant
Short, Jonathon D.	Chairman	None
Sutherland, Eric M.	President	None
Bishop, Gregory A.	Head of Business Management	None
Martin, Colleen M.	Chief Financial Officer and Financial and Operations Principal	None
Ludwig, Steven C.	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None
Ratner, Joshua D.	Chief Legal Officer	None
Ongaro, Douglas J.	Senior Vice President	None
Wolf, Gregg	Vice President	None

*	The business address of all officers of the Distributor is 1345 Avenue of the Americas, 4th Floor, New York, NY 10105.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania Ave., Kansas City, Missouri 64105, Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, Missouri 64105 and Boston Financial Data Services, Inc., P.O. Box 8050, Boston, Massachusetts 02266-8050.

Item 34.	Management Services

  Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 193 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 193 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 27th day of April, 2011.

PIMCO FUNDS
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	April 27, 2011
William J. Popejoy*	Trustee	April 27, 2011
Vern O. Curtis*	Trustee	April 27, 2011
E. Philip Cannon*	Trustee	April 27, 2011
J. Michael Hagan*	Trustee	April 27, 2011
Douglas M. Hodge*	Trustee	April 27, 2011
Ronald C. Parker*	Trustee	April 27, 2011
Brent R. Harris*	President (Principal Executive Officer)	April 27, 2011
John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	April 27, 2011

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 177 to Registration Statement No. 33-12113 on July 27, 2010.

EXHIBIT LIST

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm